UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08879

SUN CAPITAL ADVISERS TRUST

(Exact name of registrant as specified in charter)

One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481

(Address of principal executive offices) (Zip code)

John T. Donnelly

Sun Capital Advisers Trust

One Sun Life Executive Park

Wellesley Hills, Massachusetts 02481

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 432-1102 x 3330

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended:

SUN CAPITAL ADVISERS TRUST®

Semi-Annual Report June 30, 2012

SCSM AllianceBernstein International Value Fund

SCSM BlackRock International Index Fund

SCSM BlackRock Large Cap Index Fund

SCSM BlackRock Small Cap Index Fund

SCSM Goldman Sachs Mid Cap Value Fund

SCSM Columbia Small Cap Value Fund

SCSM Davis Venture Value Fund

SCSM Invesco Small Cap Growth Fund

SCSM Lord Abbett Growth & Income Fund

SCSM WMC Blue Chip Mid Cap Fund

SCSM WMC Large Cap Growth Fund

Sun Capital Global Real Estate Fund

SCSM Ibbotson Tactical Opportunities Fund

Sun Capital Investment Grade Bond Fund®

Sun Capital Money Market Fund®

SCSM BlackRock Inflation Protected Bond Fund

SCSM Goldman Sachs Short Duration Fund

SCSM PIMCO High Yield Fund

SCSM PIMCO Total Return Fund

SCSM Ibbotson Balanced Fund

SCSM Ibbotson Conservative Fund

SCSM Ibbotson Growth Fund

Sun Capital Advisers Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Its investment adviser is Sun Capital Advisers LLC®, a member of the Sun Life Financial group of companies.

Important Information about this Report:

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Investors should consider the investment objectives, risks, charges and expenses of a Fund before investing. This and other information is contained in a Fund’s prospectus. Please read the prospectus carefully before you invest.

Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2012.

An investment in a Fund is not a bank deposit and is not insured by the Federal Deposit Insurance Corporation. It is possible to lose money on an investment in any of the Funds.

SC SM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

(subadvised by AllianceBernstein L.P.)

FUND SUMMARY:

COUNTRY ALLOCATIONS AT JUNE 30, 2012*

Percentage of Net Assets

*	The percentages shown for each country reflect the value of investments in that country as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.
**	Includes 20 countries with an allocation of less than 2% individually.

TOP TEN EQUITY HOLDINGS AT JUNE 30, 2012

	% of Net Assets	Industry
BP PLC	2.6%	Oil, Gas & Consumable Fuels
Nestle SA	2.5	Food Products
Royal Dutch Shell PLC, A Shares	2.3	Oil, Gas & Consumable Fuels
AstraZeneca PLC	2.0	Pharmaceuticals
Vodafone Group PLC	1.9	Wireless Telecommunication Services
Novartis AG	1.8	Pharmaceuticals
Roche Holding AG	1.7	Pharmaceuticals
GlaxoSmithKline PLC	1.6	Pharmaceuticals
Total SA	1.5	Oil, Gas & Consumable Fuels
British American Tobacco PLC	1.4	Tobacco

SC SM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the SC AllianceBernstein International Value Fund – Initial Class and the MSCI EAFE Index

Comparison of Change in Value of a $10,000 Investment in the SC AllianceBernstein International Value Fund – Service Class and the MSCI EAFE Index

SC SM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2012*

	Six Months±	One Year	Three Years	Life of Fund**
SC AllianceBernstein International Value Fund –Initial Class Shares	1.68%	(17.89)%	2.59%	(2.27)%
SC AllianceBernstein International Value Fund –Service Class Shares	1.56%	(18.00)%	2.34%	(2.51)%
MSCI EAFE Index***	2.96%	(13.83)%	5.96%	0.74%

*Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2012. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC AllianceBernstein International Value Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

**For the period from October 1, 2008 (commencement of operations) to June 30, 2012.

***The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The MSCI EAFE Index (Europe, Australasia, Far East) tracks the performance of large cap international equity securities and is widely regarded as the standard for measuring large cap international stock market performance.

±Returns for period of less than one year are not annualized.

SC SM BLACKROCK INTERNATIONAL INDEX FUND

(subadvised by BlackRock Investment Management, LLC)

FUND SUMMARY:

COUNTRY ALLOCATIONS AT JUNE 30, 2012*

Percentage of Net Assets

*	The percentages shown for each country reflect the value of investments in that country as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.
**	Includes 19 countries with an allocation of less than 2% individually.

TOP TEN EQUITY HOLDINGS AT JUNE 30, 2012

	% of Net Assets	Industry
Nestle SA	2.0%	Food Products
HSBC Holdings PLC	1.6	Commercial Banks
Vodafone Group PLC	1.4	Wireless Telecommunication Services
Novartis AG	1.3	Pharmaceuticals
BP PLC	1.3	Oil, Gas & Consumable Fuels
Royal Dutch Shell PLC, Class A	1.2	Oil, Gas & Consumable Fuels
Roche Holding AG	1.2	Pharmaceuticals
GlaxoSmithKline PLC	1.2	Pharmaceuticals
Toyota Motor Corp.	1.1	Automobiles
BHP Billiton Ltd.	1.1	Metals & Mining

SC SM BLACKROCK INTERNATIONAL INDEX FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the SC BlackRock International Index Fund – Initial Class and the MSCI EAFE Index

Comparison of Change in Value of a $10,000 Investment in the SC BlackRock International Index Fund – Service Class and the MSCI EAFE Index

SC SM BLACKROCK INTERNATIONAL INDEX FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2012*

	Six Months±	One Year	Life of Fund**

SC BlackRock International Index Fund–Initial Class Shares	3.19%	(14.14)%	(3.88)%
SC BlackRock International Index Fund–Service Class Shares	3.09%	(14.37)%	(4.15)%
MSCI EAFE Index***	2.96%	(13.83)%	(4.91)%

*Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2012. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC BlackRock International Index Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

**For the period from November 15, 2010 (commencement of operations) to June 30, 2012.

***The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The MSCI EAFE Index (Europe, Australasia, Far East) tracks performance of large cap international equity securities and is widely regarded as the standard for measuring large cap international stock market performance.

±Returns for period of less than one year are not annualized.

SC SM BLACKROCK LARGE CAP INDEX FUND

(subadvised by BlackRock Investment Management, LLC)

FUND SUMMARY:

SECTOR ALLOCATIONS AT JUNE 30, 2012*

Percentage of Net Assets

*	The above graph categorizes investments using Global Industry Classification Standards (“GICS”). The percentages shown for each sector reflect the value of investments in that sector as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

TOP TEN EQUITY HOLDINGS AT JUNE 30, 2012

	% of Net Assets	Industry
Apple, Inc.	4.4%	Computers & Peripherals
Exxon Mobil Corp.	3.2	Oil, Gas & Consumable Fuels
Microsoft Corp.	1.8	Software
International Business Machines Corp.	1.8	IT Services
General Electric Co.	1.8	Industrial Conglomerates
AT&T, Inc.	1.7	Diversified Telecommunication Services
Chevron Corp.	1.7	Oil, Gas & Consumable Fuels
Johnson & Johnson	1.5	Pharmaceuticals
Wells Fargo & Co.	1.4	Commercial Banks
The Coca-Cola Co.	1.4	Beverages

SC SM BLACKROCK LARGE CAP INDEX FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the SC BlackRock Large Cap Index Fund – Initial Class and the S&P 500 Index

Comparison of Change in Value of a $10,000 Investment in the SC BlackRock Large Cap Index Fund – Service Class and the S&P 500 Index

SC SM BLACKROCK LARGE CAP INDEX FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2012*

Initial Class Shares	Six Months±	One Year	Three Years	Five Years	Ten Years	Life of Fund**
SC BlackRock Large Cap Index Fund	9.20%	4.88%	16.30%	(1.98)%	6.31%	4.35%
S&P 500 Index***	9.49%	5.45%	16.40%	0.22%	5.33%	4.41%
Service Class Shares
SC BlackRock Large Cap Index Fund	9.09%	4.59%	15.98%	(2.22)%	—	2.50%
S&P 500 Index***	9.49%	5.45%	16.40%	0.22%	—	4.34%

*Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2012. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC BlackRock Large Cap Index Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

**Initial Class Shares for the period from May 1, 2002 (commencement of operations) to June 30, 2012. Service Class Shares for the period from February 1, 2004 (commencement of operations) to June 30, 2012.

***The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The S&P 500 Index is a weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

±Returns for period of less than one year are not annualized.

SC SM BLACKROCK SMALL CAP INDEX FUND

(subadvised by BlackRock Investment Management, LLC)

FUND SUMMARY:

SECTOR ALLOCATIONS AT JUNE 30, 2012*

Percentage of Net Assets

*	The above graph categorizes investments using GICS. The percentages shown for each sector reflect the value of investments in that sector as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

TOP TEN EQUITY HOLDINGS AT JUNE 30, 2012

	% of Net Assets	Industry
Pharmacyclics, Inc.	0.3%	Biotechnology
Cepheid, Inc.	0.2	Biotechnology
Questcor Pharmaceuticals, Inc.	0.2	Pharmaceuticals
HMS Holdings Corp.	0.2	Health Care Providers & Services
Vivus, Inc.	0.2	Pharmaceuticals
athenahealth, Inc.	0.2	Health Care Technology
Woodward Governor Co.	0.2	Machinery
United Natural Foods, Inc.	0.2	Food & Staples Retailing
Dril-Quip, Inc.	0.2	Energy Equipment & Services
Hexcel Corp.	0.2	Aerospace & Defense

SC SM BLACKROCK SMALL CAP INDEX FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the SC BlackRock Small Cap Index Fund – Initial Class and the Russell 2000 Index

Comparison of Change in Value of a $10,000 Investment in the SC BlackRock Small Cap Index Fund – Service Class and the Russell 2000 Index

SC SM BLACKROCK SMALL CAP INDEX FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2012*

Initial Class Shares	Six Months±	One Year	Three Years	Five Years	Ten Years	Life of Fund**

SC BlackRock Small Cap Index Fund	8.29%	(2.62)%	15.85%	(0.47)%	5.47%	7.00%
Russell 2000 Index***	8.53%	(2.08)%	17.80%	0.54%	7.00%	4.66%
Service Class Shares
SC BlackRock Small Cap Index Fund	8.16%	(2.90)%	15.60%	(0.71)%	—	0.91%
Russell 2000 Index***	8.53%	(2.08)%	17.80%	0.54%	—	2.09%

*Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2012. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC BlackRock Small Cap Index Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

**Initial Class Shares for the period from July 17, 2000 (commencement of operations) to June 30, 2012. Service Class Shares for the period from May 1, 2006 (commencement of operations) to June 30, 2012.

***The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The Russell 2000 Index measures the performance of 2,000 companies with the smallest market capitalizations within the Russell 3000 Index (an index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization).

±Returns for period of less than one year are not annualized.

SC SM GOLDMAN SACHS MID CAP VALUE FUND

(subadvised by Goldman Sachs Asset Management, L.P.)

FUND SUMMARY:

SECTOR ALLOCATIONS AT JUNE 30, 2012*

Percentage of Net Assets

*	The above graph categorizes investments using GICS. The percentages shown for each sector reflect the value of investments in that sector as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

TOP TEN EQUITY HOLDINGS AT JUNE 30, 2012

	% of Net Assets	Industry
AvalonBay Communities, Inc.	1.9%	Real Estate Investment Trusts
Humana, Inc.	1.8	Health Care Providers & Services
Murphy Oil Corp.	1.7	Oil, Gas & Consumable Fuels
CF Industries Holdings, Inc.	1.7	Chemicals
Ameren Corp	1.6	Multi-Utilities
NiSource, Inc.	1.5	Multi-Utilities
Tyson Foods, Inc., Class A	1.5	Food Products
Integrys Energy Group, Inc.	1.4	Multi-Utilities
Boston Properties, Inc.	1.4	Real Estate Investment Trusts
DTE Energy Co.	1.4	Multi-Utilities

SC SM GOLDMAN SACHS MID CAP VALUE FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the SC Goldman Sachs Mid Cap Value Fund – Initial Class and the Russell Midcap Value Index

Comparison of Change in Value of a $10,000 Investment in the SC Goldman Sachs Mid Cap Value Fund – Service Class and the Russell Midcap Value Index

SC SM GOLDMAN SACHS MID CAP VALUE FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2012*

	Six Months±	One Year	Three Years	Life of Fund**
SC Goldman Sachs Mid Cap Value Fund–Initial Class Shares	8.55%	1.75%	20.69%	4.19%
SC Goldman Sachs Mid Cap Value Fund–Service Class Shares	8.34%	1.49%	20.42%	3.91%
Russell Midcap Value Index***	7.78%	(0.37)%	19.92%	4.68%

*Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2012. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges, performance numbers would be lower. The value of an investment in the SC Goldman Sachs Mid Cap Value Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

**For the period from March 7, 2008 (commencement of operations) to June 30, 2012.

***The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The Russell Midcap Value Index tracks the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Value Index companies with lower price-to-book ratios and lower forecasted growth values.

±Returns for period of less than one year are not annualized.

SC SM COLUMBIA SMALL CAP VALUE FUND

(subadvised by Columbia Management Investment Advisers, LLC)

FUND SUMMARY:

SECTOR ALLOCATIONS AT JUNE 30, 2012*

Percentage of Net Assets

*	The above graph categorizes investments using GICS. The percentages shown for each sector reflect the value of investments in that sector as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

TOP TEN EQUITY HOLDINGS AT JUNE 30, 2012

	% of Net Assets	Industry
Rent-A-Center, Inc.	1.0%	Specialty Retail
OM Group, Inc.	0.9	Chemicals
Starwood Property Trust, Inc.	0.8	Real Estate Investment Trusts
Sunstone Hotel Investors, Inc.	0.8	Real Estate Investment Trusts
FirstMerit Corp.	0.8	Commercial Banks
IDACORP, Inc.	0.8	Electric Utilities
Southwest Gas Corp.	0.8	Gas Utilities
Hancock Holding Co.	0.8	Commercial Banks
ALLETE, Inc.	0.8	Electric Utilities
Greif, Inc., Class A	0.8	Containers & Packaging

SC SM COLUMBIA SMALL CAP VALUE FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the SC Columbia Small Cap Value Fund – Initial Class and the Russell 2000 Value Index

Comparison of Change in Value of a $10,000 Investment in the SC Columbia Small Cap Value Fund – Service Class and the Russell 2000 Value Index

SC SM COLUMBIA SMALL CAP VALUE FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2012*

	Six Months±	One Year	Three Years	Life of Fund**
SC Columbia Small Cap Value Fund–Initial Class Shares	3.00%	(6.44)%	14.00%	5.52%
SC Columbia Small Cap Value Fund–Service Class Shares	2.89%	(6.65)%	13.71%	5.25%
Russell 2000 Value Index***	8.23%	(1.44)%	17.43%	3.88%

*Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2012. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC Columbia Small Cap Value Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

**For the period from October 1, 2008 (commencement of operations) to June 30, 2012.

***The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The Russell 2000 Value Index tracks the performance of the small value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

±Returns for period of less than one year are not annualized.

SC SM DAVIS VENTURE VALUE FUND

(subadvised by Davis Selected Advisers, L.P.)

FUND SUMMARY:

SECTOR ALLOCATIONS AT JUNE 30, 2012*

Percentage of Net Assets

*	The above graph categorizes investments using GICS. The percentages shown for each sector reflect the value of investments in that sector as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

TOP TEN EQUITY HOLDINGS AT JUNE 30, 2012

	% of Net Assets	Industry
CVS Caremark Corp.	6.2%	Food & Staples Retailing
American Express Co.	6.1	Consumer Finance
Wells Fargo & Co.	6.1	Commercial Banks
Costco Wholesale Corp.	4.8	Food & Staples Retailing
Bank of New York Mellon Corp.	4.6	Capital Markets
Google, Inc., Class A	3.1	Internet Software & Services
Loews Corp	2.9	Insurance
Bed Bath & Beyond, Inc.	2.8	Specialty Retail
Berkshire Hathaway, Inc., Class A	2.6	Insurance
The Progressive Corp.	2.5	Insurance

SC SM DAVIS VENTURE VALUE FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the SC Davis Venture Value Fund – Initial Class and the S&P 500 Index

Comparison of Change in Value of a $10,000 Investment in the SC Davis Venture Value Fund – Service Class and the S&P 500 Index

SC SM DAVIS VENTURE VALUE FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2012*

Initial Class Shares	Six Months±	One Year	Three Years	Five Years	Ten Years	Life of Fund**
SC Davis Venture Value Fund	6.74%	(0.10)%	12.85%	(1.85)%	5.33%	2.39%
S&P 500 Index***	9.49%	5.45%	16.40%	0.22%	5.33%	1.03%
Service Class Shares
SC Davis Venture Value Fund	6.67%	(0.27)%	12.57%	(2.10)%	—	0.84%
S&P 500 Index***	9.49%	5.45%	16.40%	0.22%	—	2.80%

*Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2012. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC Davis Venture Value Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

**Initial Class Shares for the period from July 17, 2000 (commencement of operations) to June 30, 2012. Service Class Shares for the period from May 1, 2006 (commencement of operations) to June 30, 2012.

***The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The S&P 500 Index is a weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

±Returns for period of less than one year are not annualized.

SC SM INVESCO SMALL CAP GROWTH FUND

(subadvised by Invesco Advisers, Inc.)

FUND SUMMARY:

SECTOR ALLOCATIONS AT JUNE 30, 2012*

Percentage of Net Assets

*	The above graph categorizes investments using GICS. The percentages shown for each sector reflect the value of investments in that sector as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

TOP TEN EQUITY HOLDINGS AT JUNE 30, 2012

	% of Net Assets	Industry
TransDigm Group, Inc.	1.5%	Aerospace & Defense
Solarwinds, Inc.	1.4	Software
Costar Group, Inc.	1.3	Internet Software & Services
BioMarin Pharmaceutical, Inc.	1.3	Biotechnology
Alliance Data Systems Corp.	1.2	IT Services
Salix Pharmaceuticals Ltd.	1.1	Pharmaceuticals
Aspen Technology, Inc.	1.1	Software
Incyte Corp.	1.1	Biotechnology
Corrections Corporation of America	1.1	Commercial Services & Supplies
Commvault Systems, Inc.	1.1	Software

SC SM INVESCO SMALL CAP GROWTH FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the SC Invesco Small Cap Growth Fund – Initial Class and the Russell 2000 Growth Index

Comparison of Change in Value of a $10,000 Investment in the SC Invesco Small Cap Growth Fund – Service Class and the Russell 2000 Growth Index

SC SM INVESCO SMALL CAP GROWTH FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2012*

	Six Months±	One Year	Three Years	Life of Fund**
SC Invesco Small Cap Growth Fund–Initial Class Shares	8.70%	(3.71)%	17.13%	8.20%
SC Invesco Small Cap Growth Fund–Service Class Shares	8.59%	(3.91)%	16.85%	7.92%
Russell 2000 Growth Index***	8.81%	(2.71)%	18.09%	7.91%

*Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2012. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC Invesco Small Cap Growth Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

**For the period from October 1, 2008 (commencement of operations) to June 30, 2012.

***The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

±Returns for period of less than one year are not annualized.

SC SM LORD ABBETT GROWTH & INCOME FUND

(subadvised by Lord, Abbett & Co. LLC)

FUND SUMMARY:

SECTOR ALLOCATIONS AT JUNE 30, 2012*

Percentage of Net Assets

*	The above graph categorizes investments using GICS. The percentages shown for each sector reflect the value of investments in that sector as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

TOP TEN EQUITY HOLDINGS AT JUNE 30, 2012

	% of Net Assets	Industry
Berkshire Hathaway, Inc., Class B	2.8%	Insurance
Capital One Financial Corp.	2.5	Consumer Finance
Exxon Mobil Corp.	2.4	Oil, Gas & Consumable Fuels
Thermo Fisher Scientific, Inc.	2.1	Life Sciences Tools & Services
eBay, Inc.	2.0	Internet Software & Services
PNC Financial Services Group, Inc.	1.9	Commercial Banks
Comcast Corp., Class A	1.8	Media
Express Scripts Holding Co.	1.8	Health Care Providers & Services
Texas Instruments, Inc.	1.8	Semiconductors & Semiconductor Equipment
Celgene Corp.	1.8	Biothechnology

SC SM LORD ABBETT GROWTH & INCOME FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the SC Lord Abbett Growth & Income Fund – Initial Class and the Russell 1000 Value Index

Comparison of Change in Value of a $10,000 Investment in the SC Lord Abbett Growth & Income Fund – Service Class and the Russell 1000 Value Index

SC SM LORD ABBETT GROWTH & INCOME FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2012*

	Six Months±	One Year	Three Years	Life of Fund**
SC Lord Abbett Growth & Income Fund–Initial Class Shares	4.95%	(4.00)%	11.33%	(0.65)%
SC Lord Abbett Growth & Income Fund–Service Class Shares	4.82%	(4.28)%	11.07%	(0.93)%
Russell 1000 Value Index***	8.68%	3.01%	15.80%	1.43%

*Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2012. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC Lord Abbett Growth & Income Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

**For the period from March 7, 2008 (commencement of operations) to June 30, 2012.

***The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratio and lower forecasted growth values.

±Returns for period of less than one year are not annualized.

SC SM WMC BLUE CHIP MID CAP FUND

(subadvised by Wellington Management Company, LLP)

FUND SUMMARY:

SECTOR ALLOCATIONS AT JUNE 30, 2012*

Percentage of Net Assets

*	The above graph categorizes investments using GICS. The percentages shown for each sector reflect the value of investments in that sector as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

TOP TEN EQUITY HOLDINGS AT JUNE 30, 2012

	% of Net Assets	Industry
Watson Pharmaceuticals, Inc.	2.4%	Pharmaceuticals
Genpact Ltd.	2.4	IT Services
Lincare Holdings, Inc.	2.1	Health Care Providers & Services
VeriSign, Inc.	2.0	Internet Software & Services
Lennox International, Inc.	1.9	Building Products
Amylin Pharmaceuticals, Inc.	1.8	Biotechnology
M&T Bank Corp.	1.8	Commercial Banks
Equifax, Inc.	1.8	Professional Services
Robert Half International, Inc.	1.7	Professional Services
Mylan, Inc.	1.7	Pharmaceuticals

SC SM WMC BLUE CHIP MID CAP FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the SC WMC Blue Chip Mid Cap Fund – Initial Class and the S&P MidCap 400 Index

Comparison of Change in Value of a $10,000 Investment in the SC WMC Blue Chip Mid Cap Fund – Service Class and the S&P MidCap 400 Index

SC SM WMC BLUE CHIP MID CAP FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2012*

Initial Class Shares	Six Months±	One Year	Three Years	Five Years	Ten Years	Life of Fund**
SC WMC Blue Chip Mid Cap Fund	11.20%	(3.90)%	15.49%	1.09%	8.26%	9.75%
S&P MidCap 400 Index***	7.90%	(2.33)%	19.36%	2.55%	8.21%	8.43%
Service Class Shares
SC WMC Blue Chip Mid Cap Fund	11.08%	(4.18)%	15.22%	—	—	4.42%
S&P MidCap 400 Index***	7.90%	(2.33)%	19.36%	—	—	6.71%

*Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2012. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC WMC Blue Chip Mid Cap Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

**Initial Class Shares for the period from September 1, 1999 (commencement of operations) to June 30, 2012. Service Class Shares for the period from March 7, 2008 (commencement of operations) to June 30, 2012.

***The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The S&P MidCap 400 Index is a market cap weighted mid cap index broadly representing the mid cap market in the United States.

±Returns for period of less than one year are not annualized.

SC SM WMC LARGE CAP GROWTH FUND

(subadvised by Wellington Management Company, LLP)

FUND SUMMARY:

SECTOR ALLOCATIONS AT JUNE 30, 2012*

Percentage of Net Assets

*	The above graph categorizes investments using GICS. The percentages shown for each sector reflect the value of investments in that sector as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

TOP TEN EQUITY HOLDINGS AT JUNE 30, 2012

	% of Net Assets	Industry
Apple, Inc.	8.1%	Computers & Peripherals
Microsoft Corp.	4.5	Software
Cisco Systems, Inc.	4.2	Communications Equipment
International Business Machines Corp.	3.4	IT Services
The Coca-Cola Co.	3.1	Beverages
Philip Morris International, Inc.	2.6	Tobacco
EMC Corp.	2.5	Computers & Peripherals
Amgen, Inc.	2.1	Biotechnology
UnitedHealth Group, Inc.	2.1	Health Care Providers & Services
Exxon Mobil Corp.	2.0	Oil, Gas & Consumable Fuels

SC SM WMC LARGE CAP GROWTH FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the SC WMC Large Cap Growth Fund – Initial Class and the Russell 1000 Growth Index

Comparison of Change in Value of a $10,000 Investment in the SC WMC Large Cap Growth Fund – Service Class and the Russell 1000 Growth Index

SC SM WMC LARGE CAP GROWTH FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2012*

Initial Class Shares	Six Months±	One Year	Three Years	Five Years	Life of Fund**
SC WMC Large Cap Growth Fund	9.85%	(0.17)%	15.62%	(0.16)%	0.51%
Russell 1000 Growth Index***	10.08%	5.76%	17.50%	2.87%	3.97%
Service Class Shares
SC WMC Large Cap Growth Fund	9.69%	(0.42)%	15.36%	(0.39)%	0.21%
Russell 1000 Growth Index***	10.08%	5.76%	17.50%	2.87%	4.60%

*Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2012. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC WMC Large Cap Growth Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

**Initial Class Shares for the period from April 2, 2007 (commencement of operations) to June 30, 2012. Service Class Shares for the period from May 1, 2006 (commencement of operations) to June 30, 2012.

***The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The Russell 1000 Growth Index measures the performance of those Russell 1000 Index securities with higher price-to-book ratios and higher forecasted growth values, representative of U.S. securities exhibiting growth characteristics. The Russell 1000 Growth Index includes the largest 1,000 securities in the Russell 3000 Index, based on market cap. The Russell 3000 Index consists of the 3,000 largest and most liquid stocks based and traded in the U.S.

±Returns for period of less than one year are not annualized.

SUN CAPITAL GLOBAL REAL ESTATE FUND

(subadvised by Massachusetts Financial Services Company)

FUND SUMMARY:

COUNTRY ALLOCATIONS AT JUNE 30, 2012*

Percentage of Net Assets

*	The percentages shown for each country reflect the value of investments in that country as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.
**	Includes 4 countries with an allocation of less than 2% individually.

TOP TEN EQUITY HOLDINGS AT JUNE 30, 2012

	% of Net Assets	Industry
Simon Property Group, Inc.	6.1%	Retail
Public Storage	3.8	Specialized
Mitsui Fudosan Co., Ltd.	3.7	Diversified Real Estate Activities
Westfield Group	3.4	Retail
Mitsubishi Estate Co., Ltd.	3.0	Diversified Real Estate Activities
The Link REIT	2.7	Retail
Vornado Realty Trust	2.7	Diversified
Sun Hung Kai Properties Ltd.	2.7	Diversified Real Estate Activities
Stockland	2.6	Diversified
Atrium European Real Estate Ltd.	2.5	Real Estate Operating Companies

SUN CAPITAL GLOBAL REAL ESTATE FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the Sun Capital Global Real Estate Fund – Initial Class and the FTSE EPRA/NAREIT Developed Real Estate Index

Comparison of Change in Value of a $10,000 Investment in the Sun Capital Global Real Estate Fund – Service Class and the FTSE EPRA/NAREIT Developed Real Estate Index

SUN CAPITAL GLOBAL REAL ESTATE FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2012*

Initial Class Shares	Six Months±	One Year	Three Years	Five Years	Ten Years	Life of Fund**
Sun Capital Global Real Estate Fund	14.67%	0.26%	17.75%	(4.29)%	6.89%	8.67%
FTSE EPRA/NAREIT Developed Real Estate Index***	15.29%	2.36%	19.52%	(2.54)%	10.00%	9.49%
Service Class Shares
Sun Capital Global Real Estate Fund	14.48%	0.07%	17.47%	(4.53)%	—	4.58%
FTSE EPRA/NAREIT Developed Real Estate Index***	15.29%	2.36%	19.52%	(2.54)%	—	7.95%

*Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2012. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the Sun Capital Global Real Estate Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

**Initial Class Shares for the period from December 7, 1998 (commencement of operations) to June 30, 2012. Service Class Shares for the period from February 1, 2004 (commencement of operations) to June 30, 2012.

***The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The FTSE EPRA/NAREIT Developed Real Estate Index is a total-return index comprising eight index families covering the world’s largest investment markets in various currencies, and is designed to track the performance of listed real estate companies and REITs worldwide.

±Returns for period of less than one year are not annualized.

SC SM IBBOTSON TACTICAL OPPORTUNITIES FUND

(subadvised by Ibbotson Associates, Inc.)

FUND SUMMARY:

PORTFOLIO COMPOSITION AT JUNE 30, 2012*

Percentage of Net Assets

*	The percentages shown for each investment category reflect the value of investments in that category as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

ETF	—	Exchange Traded Fund

TOP TEN EQUITY HOLDINGS AT JUNE 30, 2012

	% of Net Assets	Category
iShares S&P 500 Index Fund	26.7%	Domestic Equity
SPDR S&P 500 ETF Trust	23.2	Domestic Equity
Vanguard REIT ETF	10.0	Speciality Equity
iShares Russell 2000 Value Index Fund	9.7	Domestic Equity
iShares Russell Midcap Value Index Fund	7.8	Domestic Equity
Vanguard MSCI EAFE ETF	7.1	International Equity
iShares Russell 2000 Index Fund	6.0	Domestic Equity
Vanguard Small-Cap ETF	4.1	Domestic Equity
iShares Russell 1000 Growth Index Fund	2.6	Domestic Equity
iShares Russell 2000 Growth Index Fund	2.5	Domestic Equity

SC SM IBBOTSON TACTICAL OPPORTUNITIES FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the SC Ibbotson Tactical Opportunities Fund – Initial Class and the S&P 500 Index

Average Annual Total Returns for Periods Ended June 30, 2012*

	Six Months±	One Year	Life of Fund**
SC Ibbotson Tactical Opportunities Fund–Initial Class Shares	2.34%	(8.75)%	0.90%
S&P 500 Index***	9.49%	5.45%	10.55%

*Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2012. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC Ibbotson Tactical Opportunities Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

**For the period from November 15, 2010 (commencement of operations) to June 30, 2012.

***The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The S&P 500 Index is a weighted index of the stock performance of 500 industrial, transportation, utility and financial companies.

±Returns for period of less than one year are not annualized.

SUN CAPITAL INVESTMENT GRADE BOND FUND®

FUND SUMMARY:

PORTFOLIO COMPOSITION AT JUNE 30, 2012*

Percentage of Net Assets

*	The percentages shown for each investment category reflect the value of investments in that category as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

TOP TEN ISSUERS AT JUNE 30, 2012

	% of Net Assets	Category
Federal National Mortgage Association	23.6%	U.S. Government Agency
U.S. Treasury	22.1	U.S. Treasury
Federal Home Loan Mortgage Corp.	10.4	U.S. Government Agency
Bear Stearns Commercial Mortgage Securities	2.4	Commercial Mortgage Backed Securities
Morgan Stanley Capital I	1.8	Commercial Mortgage Backed Securities
Statoil ASA	1.5	Corporate Debt–Oil & Gas
Ford Motor Credit Co. LLC	1.3	Corporate Debt–Automotive
ING Bank NV	1.3	Corporate Debt–Banks
Wells Fargo & Co.	1.2	Corporate Debt–Banks
International Paper Co.	1.2	Corporate Debt–Paper Products

SUN CAPITAL INVESTMENT GRADE BOND FUND® (Continued)

Comparison of Change in Value of a $10,000 Investment in the Sun Capital Investment Grade Bond Fund – Initial Class and the Barclays Capital U.S. Aggregate Bond Index

Comparison of Change in Value of a $10,000 Investment in the Sun Capital Investment Grade Bond Fund – Service Class and the Barclays Capital U.S. Aggregate Bond Index

SUN CAPITAL INVESTMENT GRADE BOND FUND® (Continued)

Average Annual Total Returns for Periods Ended June 30, 2012*

Initial Class Shares	Six Months±	One Year	Three Years	Five Years	Ten Years	Life of Fund**
Sun Capital Investment Grade Bond Fund	3.70%	6.90%	8.97%	5.45%	5.54%	5.36%
Barclays Capital U.S. Aggregate Bond Index***	2.37%	7.47%	6.93%	6.79%	5.63%	5.83%
Service Class Shares
Sun Capital Investment Grade Bond Fund	3.56%	6.61%	8.70%	5.18%	—	4.56%
Barclays Capital U.S. Aggregate Bond Index***	2.37%	7.47%	6.93%	6.79%	—	5.36%

*Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2012. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the Sun Capital Investment Grade Bond Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

**Initial Class Shares for the period from December 7, 1998 (commencement of operations) to June 30, 2012. Service Class Shares for the period from February 1, 2004 (commencement of operations) to June 30, 2012.

***The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The Barclays Capital U.S. Aggregate Bond Index is a widely recognized market value-weighted index composed of U.S. Treasuries, agencies, credit, asset-backed securities, commercial mortgage-backed securities and mortgage-backed securities.

±Returns for period of less than one year are not annualized.

SUN CAPITAL MONEY MARKET FUND®

FUND SUMMARY:

PORTFOLIO COMPOSITION AT JUNE 30, 2012*

Percentage of Net Assets

*	The percentages shown for each investment category reflect the value of investments in that category as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

TOP TEN ISSUERS AT JUNE 30, 2012

	% of Net Assets	Category
U.S. Treasury	11.1%	U.S. Treasury
Procter & Gamble Co.	3.7	Commercial Paper
Johnson & Johnson	3.7	Commercial Paper
Federal Home Loan Mortgage Corp.	3.7	U.S. Government Agency
Thunder Bay Funding LLC	3.6	Commercial Paper
E.I. du Pont de Nemours & Co.	3.5	Commercial Paper
Coca-Cola Co.	3.4	Commercial Paper
Wal-Mart Stores, Inc.	3.3	Commercial Paper
United Parcel Service, Inc.	3.2	Commercial Paper
Philip Morris International, Inc.	3.2	Commercial Paper

SUN CAPITAL MONEY MARKET FUND® (Continued)

Comparison of Change in Value of a $10,000 Investment in the Sun Capital Money Market Fund – Initial Class and the BofA Merrill Lynch U.S. 3-Month Treasury Bill Index

Comparison of Change in Value of a $10,000 Investment in the Sun Capital Money Market Fund – Service Class and the BofA Merrill Lynch U.S. 3-Month Treasury Bill Index

SUN CAPITAL MONEY MARKET FUND® (Continued)

Average Annual Total Returns for Periods Ended June 30, 2012*

Initial Class Shares	Six Months±	One Year	Three Years	Five Years	Ten Years	Life of Fund**
Sun Capital Money Market Fund	0.06%	0.12%	0.17%	1.05%	1.68%	2.33%
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index***	0.04%	0.06%	0.12%	0.98%	1.87%	2.59%
Service Class Shares
Sun Capital Money Market Fund	0.00%	0.00%	0.00%	0.85%	—	1.78%
BofA Merrill Lynch U.S. 3-Month Treasury Bill Index***	0.04%	0.06%	0.12%	0.98%	—	2.03%

*Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2012. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. Although the Fund seeks to maintain a stable net asset value of $1 per share there can be no assurance that it will do so. The value of an investment in the Sun Capital Money Market Fund and the return on the investment may fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

**Initial Class Shares for the period from December 7, 1998 (commencement of operations) to June 30, 2012. Service Class Shares for the period from April 25, 2005 (commencement of operations) to June 30, 2012.

***The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The BofA Merrill Lynch U.S. 3-Month Treasury Bill Index is a measure of the performance of the 3-month U.S. Treasury Bill.

±Returns for period of less than one year are not annualized.

SC SM BLACKROCK INFLATION PROTECTED BOND FUND

(subadvised by BlackRock Financial Management, Inc.)

FUND SUMMARY:

PORTFOLIO COMPOSITION AT JUNE 30, 2012*

Percentage of Net Assets

*	The percentages shown for each investment category reflect the value of investments in that category as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

TOP ISSUERS AT JUNE 30, 2012

	% of Net Assets		Category
U.S. Treasury	52.5%		U.S. Treasury
Government of Germany	14.6		Foreign Government
Federal National Mortgage Association	7.0		U.S. Government Agency
Federal Home Loan Mortgage Corp.	7.0		U.S. Government Agency
Government National Mortgage Association	5.4		U.S. Government Agency
Government of France	4.9		Foreign Government
Government of Italy	0.5		Foreign Government
Government of Greece	0.0	*	Foreign Government
*	Amount is less than 0.05%.

SC SM BLACKROCK INFLATION PROTECTED BOND FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the SC BlackRock Inflation Protected Bond Fund – Initial Class and the Barclays Capital Global Real Index: U.S. TIPS

Comparison of Change in Value of a $10,000 Investment in the SC BlackRock Inflation Protected Bond Fund – Service Class and the Barclays Capital Global Real Index: U.S. TIPS

SC SM BLACKROCK INFLATION PROTECTED BOND FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2012*

	Six Months±	One Year	Three Years	Life of Fund**
SC BlackRock Inflation Protected Bond Fund–Initial Class Shares	3.91%	10.44%	8.74%	7.64%
SC BlackRock Inflation Protected Bond Fund–Service Class Shares	3.76%	10.21%	8.48%	7.35%
Barclays Capital Global Real Index: U.S. TIPS***	4.04%	11.66%	9.63%	8.09%

*Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2012. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC BlackRock Inflation Protected Bond Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

**For the period from October 1, 2008 (commencement of operations) to June 30, 2012.

***The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. Barclays Capital Global Real Index: U.S. TIPS is comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better) that have at least one year to final maturity and at least $250 million par amount outstanding.

±Returns for period of less than one year are not annualized.

SC SM GOLDMAN SACHS SHORT DURATION FUND

(Subadvised by Goldman Sachs Asset Management, L.P.)

FUND SUMMARY:

PORTFOLIO COMPOSITION AT JUNE 30, 2012*

Percentage of Net Assets

*	The percentages shown for each investment category reflect the value of investments in that category as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

TOP TEN ISSUERS AT JUNE 30, 2012

	% of Net Assets	Category
Federal National Mortgage Association	42.4%	U.S. Government Agency
U.S. Treasury	3.7	U.S. Treasury
Federal Home Loan Mortgage Corp.	3.5	U.S. Government Agency
SLM Student Loan Trust	2.1	Asset Backed Securities
Landwirtschaftliche Rentenbank	2.1	Corporate Debt-Special Purpose Banks
Citigroup, Inc.	1.9	Corporate Debt-Banks & TLGP
Ally Master Owner Trust	1.9	Asset Backed Securities
National Credit Union Association	1.8	U.S. Government Guaranteed Notes
DnB NOR Boligkreditt	1.8	Corporate Debt-Banks
Brazos Higher Education Authority	1.6	Asset Backed Securities

SC SM GOLDMAN SACHS SHORT DURATION FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the SC Goldman Sachs Short Duration Fund – Initial Class and the Barclays Capital 1-3 Year U.S. Government/Credit Index

Comparison of Change in Value of a $10,000 Investment in the SC Goldman Sachs Short Duration Fund – Service Class and the Barclays Capital 1-3 Year U.S. Government/Credit Index

SC SM GOLDMAN SACHS SHORT DURATION FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2012*

	Six Months±	One Year	Three Years	Life of Fund**
SC Goldman Sachs Short Duration Fund–Initial Class Shares	1.00%	0.76%	1.99%	2.53%
SC Goldman Sachs Short Duration Fund–Service Class Shares	0.98%	0.51%	1.74%	2.27%
Barclays Capital 1-3 Year U.S. Government/Credit Index***	0.58%	1.12%	2.26%	2.56%

*Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2012. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC Goldman Sachs Short Duration Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

**For the period from March 7, 2008 (commencement of operations) to June 30, 2012.

***The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The Barclays Capital 1-3 Year U.S. Government/Credit Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities of between one and three years and are publicly issued.

±Returns for period of less than one year are not annualized.

SC SM PIMCO HIGH YIELD FUND

(subadvised by Pacific Investment Management Company LLC)

FUND SUMMARY:

PORTFOLIO COMPOSITION AT JUNE 30, 2012*

Percentage of Net Assets

*	The percentages shown for each investment category reflect the value of investments in that category as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.
**	Amount is less than 0.05%.

TOP TEN ISSUERS AT JUNE 30, 2012

	% of Net Assets	Category
U.S. Treasury	9.6%	U.S. Treasury
Ally Financial, Inc.	2.3	Corporate Debt–Banks
Intelsat Jackson SA	2.2	Corporate Debt–Telecommunications
Ford Motor Credit Co. LLC	2.0	Corporate Debt–Automotive
HCA, Inc.	2.0	Corporate Debt–Health Care
Reynolds Group Issuer, Inc.	1.9	Corporate Debt–Holding Companies
Sprint Nextel Corp.	1.6	Corporate Debt–Telecommunications
International Lease Finance Corp.	1.6	Corporate Debt–Financials
MGM Resorts International	1.5	Corporate Debt–Gaming
Biomet, Inc.	1.2	Corporate Debt–Health Care–Facilities

SC SM PIMCO HIGH YIELD FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the SC PIMCO High Yield Fund – Initial Class and the BofA Merrill Lynch BB-B U.S. High Yield Constrained Index

Comparison of Change in Value of a $10,000 Investment in the SC PIMCO High Yield Fund – Service Class and the BofA Merrill Lynch BB-B U.S. High Yield Constrained Index

SC SM PIMCO HIGH YIELD FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2012*

	Six Months±	One Year	Three Years	Life of Fund**
SC PIMCO High Yield Fund–Initial Class Shares	6.55%	6.61%	14.14%	8.30%
SC PIMCO High Yield Fund–Service Class Shares	6.42%	6.34%	13.86%	8.03%
BofA Merrill Lynch BB-B U.S. High Yield Constrained Index***	6.42%	7.02%	14.25%	9.26%

*Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2012. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC PIMCO High Yield Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

**For the period from March 7, 2008 (commencement of operations) to June 30, 2012.

***The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The BofA Merrill Lynch BB-B U.S. High Yield Constrained Index contains all securities in the BofA Merrill Lynch U.S. High Yield Index rated BB1 through B3, based on an average of Moody’s, S&P and Fitch, but caps issuer exposure at 2%.

±Returns for period of less than one year are not annualized.

SC SM PIMCO TOTAL RETURN FUND

(subadvised by Pacific Investment Management Company LLC)

FUND SUMMARY:

PORTFOLIO COMPOSITION AT JUNE 30, 2012*

Percentage of Net Assets

*	The percentages shown for each investment category reflect the value of investments in that category as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.
**	Amount is less than 0.05%.

TOP TEN ISSUERS AT JUNE 30, 2012

	% of Net Assets	Category
Federal National Mortgage Association	42.7%	U.S. Government Agency
U.S. Treasury	23.4	U.S. Treasury
Province of Ontario	4.3	Foreign Government
Government of Mexico	2.8	Foreign Government
Federal Home Loan Mortgage Corp.	2.0	U.S. Government Agency
Citigroup, Inc.	1.5	Corporate Debt & Preferred Stocks–Banks
HBOS PLC	1.5	Corporate Debt–Banks
Springleaf Finance Corp.	1.4	Corporate Debt–Financials
Barclays Bank PLC	1.4	Corporate Debt–Banks
Province of Quebec	1.2	Foreign Government

SC SM PIMCO TOTAL RETURN FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the SC PIMCO Total Return Fund – Initial Class and the Barclays Capital U.S. Aggregate Bond Index

Comparison of Change in Value of a $10,000 Investment in the SC PIMCO Total Return Fund – Service Class and the Barclays Capital U.S. Aggregate Bond Index

SC SM PIMCO TOTAL RETURN FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2012*

	Six Months±	One Year	Three Years	Life of Fund**
SC PIMCO Total Return Fund–Initial Class Shares	4.69%	5.78%	7.23%	8.23%
SC PIMCO Total Return Fund–Service Class Shares	4.66%	5.52%	6.97%	7.96%
Barclays Capital U.S. Aggregate Bond Index***	2.37%	7.47%	6.93%	7.31%

*Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2012. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC PIMCO Total Return Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

**For the period from October 1, 2008 (commencement of operations) to June 30, 2012.

***The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The Barclays Capital U.S. Aggregate Bond Index is a widely recognized market value-weighted index composed of U.S. Treasuries, agencies, credit, asset-backed securities, commercial mortgage-backed securities and mortgage-backed securities.

±Returns for period of less than one year are not annualized.

SC SM IBBOTSON BALANCED FUND

(subadvised by Ibbotson Associates, Inc.)

FUND SUMMARY:

PORTFOLIO COMPOSITION AT JUNE 30, 2012*

Percentage of Net Assets

*	The percentages shown for each investment category reflect the value of investments in that category as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

TOP TEN MUTUAL FUNDS AT JUNE 30, 2012

	% of Net Assets	Category
SC Ibbotson Tactical Opportunities Fund	20.2%	Fund of ETFs
SC Goldman Sachs Short Duration Fund	15.2	Fixed Income
SC PIMCO Total Return Fund	8.7	Fixed Income
Sun Capital Investment Grade Bond Fund	8.0	Fixed Income
MFS Value Portfolio	5.0	Domestic Equity
SC BlackRock Inflation Protected Bond Fund	4.9	Fixed Income
MFS International Growth Portfolio	4.3	International Equity
SC WMC Large Cap Growth Fund	4.0	Domestic Equity
SC BlackRock Large Cap Index Fund	3.5	Domestic Equity
SC Davis Venture Value Fund	3.5	Domestic Equity

SC SM IBBOTSON BALANCED FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the SC Ibbotson Balanced Fund – Initial Class and the Dow Jones Moderate U.S. Relative Risk Portfolio Index

Comparison of Change in Value of a $10,000 Investment in the SC Ibbotson Balanced Fund – Service Class and the Dow Jones Moderate U.S. Relative Risk Portfolio Index

SC SM IBBOTSON BALANCED FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2012*

	Six Months±	One Year	Three Years	Life of Fund**
SC Ibbotson Balanced Fund–Initial Class Shares	4.91%	(1.12)%	10.50%	7.30%
SC Ibbotson Balanced Fund–Service Class Shares	4.84%	(1.37)%	10.22%	7.02%
Dow Jones Moderate U.S. Relative Risk Portfolio Index***	6.32%	4.44%	13.74%	8.26%

*Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2012. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC Ibbotson Balanced Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

**For the period from October 1, 2008 (commencement of operations) to June 30, 2012.

***The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The Dow Jones Relative Risk Indices measure the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk. The indices are designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. The Dow Jones Moderate U.S. Relative Risk Portfolio Index consists of 60% equities and 40% fixed income.

±Returns for period of less than one year are not annualized.

SC SM IBBOTSON CONSERVATIVE FUND

(subadvised by Ibbotson Associates, Inc.)

FUND SUMMARY:

PORTFOLIO COMPOSITION AT JUNE 30, 2012*

Percentage of Net Assets

*	The percentages shown for each investment category reflect the value of investments in that category as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

TOP TEN MUTUAL FUNDS AT JUNE 30, 2012

	% of Net Assets	Category
SC Goldman Sachs Short Duration Fund	23.7%	Fixed Income
Sun Capital Investment Grade Bond Fund	10.7	Fixed Income
SC PIMCO Total Return Fund	10.7	Fixed Income
SC Ibbotson Tactical Opportunities Fund	10.2	Fund of ETFs
SC BlackRock Inflation Protected Bond Fund	9.9	Fixed Income
MFS Value Portfolio	4.8	Domestic Equity
SC PIMCO High Yield Fund	4.0	Fixed Income
SC WMC Large Cap Growth Fund	4.0	Domestic Equity
MFS International Growth Portfolio	3.6	International Equity
SC BlackRock Large Cap Index Fund	3.3	Domestic Equity

SC SM IBBOTSON CONSERVATIVE FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the SC Ibbotson Conservative Fund – Initial Class and the Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index

Comparison of Change in Value of a $10,000 Investment in the SC Ibbotson Conservative Fund – Service Class and the Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index

SC SM IBBOTSON CONSERVATIVE FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2012*

	Six Months±	One Year	Three Years	Life of Fund**
SC Ibbotson Conservative Fund–Initial Class Shares	4.36%	1.33%	9.34%	6.60%
SC Ibbotson Conservative Fund–Service Class Shares	4.36%	1.16%	9.08%	6.36%
Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index***	5.01%	5.90%	11.25%	8.09%

*Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2012. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC Ibbotson Conservative Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

**For the period from October 1, 2008 (commencement of operations) to June 30, 2012.

***The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The Dow Jones Relative Risk Indices measure the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk. The indices are designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. The Dow Jones Moderately Conservative U.S. Relative Risk Portfolio Index consists of 40% equities and 60% fixed income.

±Returns for period of less than one year are not annualized.

SC SM IBBOTSON GROWTH FUND

(subadvised by Ibbotson Associates, Inc.)

FUND SUMMARY:

PORTFOLIO COMPOSITION AT JUNE 30, 2012*

Percentage of Net Assets

*	The percentages shown for each investment category reflect the value of investments in that category as a percentage of net assets. Figures in the above graph may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

TOP TEN MUTUAL FUNDS AT JUNE 30, 2012

	% of Net Assets	Category
SC Ibbotson Tactical Opportunities Fund	20.1%	Fund of ETFs
SC PIMCO Total Return Fund	7.1	Fixed Income
MFS International Growth Portfolio	6.8	International Equity
SC Goldman Sachs Short Duration Fund	6.4	Fixed Income
SC Davis Venture Value Fund	6.3	Domestic Equity
MFS Value Portfolio	6.3	Domestic Equity
SC WMC Large Cap Growth Fund	6.0	Domestic Equity
SC WMC Blue Chip Mid Cap Fund	5.0	Domestic Equity
Sun Capital Investment Grade Bond Fund	4.9	Fixed Income
SC BlackRock International Index Fund	4.3	International Equity

SC SM IBBOTSON GROWTH FUND (Continued)

Comparison of Change in Value of a $10,000 Investment in the SC Ibbotson Growth Fund – Initial Class and the Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index

Comparison of Change in Value of a $10,000 Investment in the SC Ibbotson Growth Fund – Service Class and the Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index

SC SM IBBOTSON GROWTH FUND (Continued)

Average Annual Total Returns for Periods Ended June 30, 2012*

	Six Months±	One Year	Three Years	Life of Fund**
SC Ibbotson Growth Fund–Initial Class Shares	5.79%	(2.76)%	11.53%	7.43%
SC Ibbotson Growth Fund–Service Class Shares	5.61%	(3.02)%	11.27%	7.17%
Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index***	7.58%	2.83%	16.09%	8.16%

*Performance data is historical and includes changes in share price and reinvestment of income dividends and capital gains distributions. Past performance is no guarantee of future results. Performance may have changed materially since June 30, 2012. All Fund returns are net of fees and expenses, but do not include any insurance charges imposed in connection with your variable insurance contract. If this performance information included the effect of the insurance charges and the fees and expenses assumed by the investment adviser, performance numbers would be lower. The value of an investment in the SC Ibbotson Growth Fund and the return on the investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.

**For the period from October 1, 2008 (commencement of operations) to June 30, 2012.

***The performance data of the index has been prepared from sources and data that the investment adviser believes to be reliable, but no representation is made as to their accuracy. The index is unmanaged and cannot be invested in directly. The Dow Jones Relative Risk Indices measure the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk. The indices are designed to systematically measure various levels of risk relative to the risk of a U.S. all-stock index. The Dow Jones Moderately Aggressive U.S. Relative Risk Portfolio Index consists of 80% equities and 20% fixed income.

±Returns for period of less than one year are not annualized.

EXPENSE INFORMATION

June 30, 2012 (Unaudited)

Information About Your Fund’s Expenses

All mutual funds incur ongoing operating expenses, including management fees and administrative services, among others. The following table is intended to increase your understanding of the ongoing costs of investing in each Fund. The following example is based on the investment of $1,000 at the beginning of the period and held for the entire period, January 1, 2012 to June 30, 2012. Expense information does not include any insurance charges imposed in connection with your variable insurance contract.

Actual Expenses: The table below provides information about actual account values and actual expenses. You may use the actual account values and actual expense information below, together with the amount you invested, to estimate the expenses you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Actual Expenses Paid During Period”. In addition, SC Ibbotson Tactical Opportunities Fund, SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund, as shareholders in underlying funds, indirectly bear a pro rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in the annualized expense ratios used to calculate the “Net Expense Ratio During Period” for the Funds.

Hypothetical (5% annual return before expenses): The table below also provides information about hypothetical account values and hypothetical expenses for comparison purposes. The hypothetical account values and hypothetical expenses are based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. However, you may use this information to compare the ongoing costs of investing in the Funds with the hypothetical examples that appear in the shareholder reports of other mutual funds. In addition, SC Ibbotson Tactical Opportunities Fund, SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund, as shareholders in underlying funds, indirectly bear a pro rata share of the fees and expenses incurred by the underlying funds. These fees and expenses are not included in the annualized expense ratios used to calculate the “Net Expense Ratio During Period” for the Funds.

Expense Information

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value 6/30/12	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period
SC AllianceBernstein International Value Fund
Initial Class	$1,000.00	$1,016.80	$1,021.08	$3.81	$3.82	0.76%
Service Class	1,000.00	1,015.60	1,019.84	5.06	5.07	1.01
SC BlackRock International Index Fund
Initial Class	1,000.00	1,031.90	1,021.83	3.08	3.07	0.61
Service Class	1,000.00	1,030.90	1,020.59	4.34	4.32	0.86
SC BlackRock Large Cap Index Fund
Initial Class	1,000.00	1,092.00	1,022.48	2.50	2.41	0.48
Service Class	1,000.00	1,090.90	1,021.23	3.80	3.67	0.73
SC BlackRock Small Cap Index Fund
Initial Class	1,000.00	1,082.90	1,021.98	3.00	2.92	0.58
Service Class	1,000.00	1,081.60	1,020.74	4.30	4.17	0.83
SC Goldman Sachs Mid Cap Value Fund
Initial Class	1,000.00	1,085.50	1,019.59	5.50	5.32	1.06
Service Class	1,000.00	1,083.40	1,018.35	6.79	6.57	1.31
SC Columbia Small Cap Value Fund
Initial Class	1,000.00	1,030.00	1,019.19	5.75	5.72	1.14
Service Class	1,000.00	1,028.90	1,017.95	7.01	6.97	1.39

*	For each class of the Fund, expenses are equal to the six-month annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent six-month period.

EXPENSE INFORMATION (Continued)

June 30, 2012 (Unaudited)

	Beginning Account Value 1/1/12	Actual Ending Account Value 6/30/12	Hypothetical Ending Account Value 6/30/12	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period
SC Davis Venture Value Fund
Initial Class	$1,000.00	$1,067.40	$1,020.64	$4.37	$4.27	0.85%
Service Class	1,000.00	1,066.70	1,019.39	5.65	5.52	1.10
SC Invesco Small Cap Growth Fund
Initial Class	1,000.00	1,087.00	1,019.09	6.02	5.82	1.16
Service Class	1,000.00	1,085.90	1,017.85	7.31	7.07	1.41
SC Lord Abbett Growth & Income Fund
Initial Class	1,000.00	1,049.50	1,020.49	4.48	4.42	0.88
Service Class	1,000.00	1,048.20	1,019.24	5.75	5.67	1.13
SC WMC Blue Chip Mid Cap Fund
Initial Class	1,000.00	1,112.00	1,020.24	4.88	4.67	0.93
Service Class	1,000.00	1,110.80	1,019.00	6.19	5.92	1.18
SC WMC Large Cap Growth Fund
Initial Class	1,000.00	1,098.50	1,020.54	4.54	4.37	0.87
Service Class	1,000.00	1,096.90	1,019.29	5.84	5.62	1.12
Sun Capital Global Real Estate Fund
Initial Class	1,000.00	1,146.70	1,019.59	5.66	5.32	1.06
Service Class	1,000.00	1,144.80	1,018.35	6.99	6.57	1.31
SC Ibbotson Tactical Opportunities Fund
Initial Class	1,000.00	1,023.40	1,022.73	2.16	2.16	0.43
Sun Capital Investment Grade Bond Fund
Initial Class	1,000.00	1,037.00	1,021.43	3.49	3.47	0.69
Service Class	1,000.00	1,035.60	1,020.19	4.76	4.72	0.94
Sun Capital Money Market Fund
Initial Class	1,000.00	1,000.60	1,024.86	0.00	0.00	0.00
Service Class	1,000.00	1,000.00	1,024.27	0.60	0.60	0.12
SC BlackRock Inflation Protected Bond Fund
Initial Class	1,000.00	1,039.10	1,021.58	3.35	3.32	0.66
Service Class	1,000.00	1,037.60	1,020.34	4.61	4.57	0.91
SC Goldman Sachs Short Duration Fund
Initial Class	1,000.00	1,010.00	1,021.63	3.25	3.27	0.65
Service Class	1,000.00	1,009.80	1,020.39	4.50	4.52	0.90
SC PIMCO High Yield Fund
Initial Class	1,000.00	1,065.50	1,021.13	3.85	3.77	0.75
Service Class	1,000.00	1,064.20	1,019.89	5.13	5.02	1.00
SC PIMCO Total Return Fund**
Initial Class	1,000.00	1,046.90	1,021.53	3.41	3.37	0.67
Service Class	1,000.00	1,046.60	1,020.29	4.68	4.62	0.92
SC Ibbotson Balanced Fund
Initial Class	1,000.00	1,049.10	1,024.07	0.82	0.81	0.16
Service Class	1,000.00	1,048.40	1,022.82	2.09	2.06	0.41
SC Ibbotson Conservative Fund
Initial Class	1,000.00	1,043.60	1,023.97	0.91	0.91	0.18
Service Class	1,000.00	1,043.60	1,022.73	2.18	2.16	0.43
SC Ibbotson Growth Fund
Initial Class	1,000.00	1,057.90	1,023.92	0.97	0.96	0.19
Service Class	1,000.00	1,056.10	1,022.68	2.25	2.21	0.44

*	For each class of the Fund, expenses are equal to the six-month annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent six-month period.

**	Includes interest expense charge incurred on U.S. Treasury roll transactions.

SC SM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

COMMON STOCKS – 96.2%
AEROSPACE & DEFENSE – 1.4%
BAE Systems PLC	GB	26,610	$120,640
MTU Aero Engines Holding AG	DE	5,210	383,453
Saab AB, Class B	SE	14,020	238,313
Safran SA	FR	12,420	461,234

			1,203,640

AIRLINES – 0.7%
Cathay Pacific Airways Ltd.	HK	137,000	222,466
Deutsche Luftansa AG	DE	33,980	392,835

			615,301

AUTO COMPONENTS – 1.8%
Compagnie Generale Des Etablissements Michelin, Class B	FR	9,050	592,108
GKN PLC	GB	150,970	428,027
Magna International, Inc.	CA	5,360	211,694
Pirelli & C. SpA	IT	8,910	93,972
Sumitomo Rubber Industries Ltd.	JP	16,700	217,516

			1,543,317

AUTOMOBILES – 3.6%
Bayerische Motoren Werke AG	DE	3,160	228,682
Daimler AG	DE	5,800	260,649
Honda Motor Co., Ltd.	JP	17,700	617,651
Mazda Motor Corp.*	JP	190,000	258,733
Nissan Motor Co., Ltd.	JP	75,900	720,726
Renault SA	FR	11,420	456,029
Toyota Motor Corp.	JP	12,100	488,383

			3,030,853

BEVERAGES – 0.6%
Asahi Breweries Ltd.	JP	20,400	438,281
Kirin Holdings Co., Ltd.	JP	7,000	82,502

			520,783

BUILDING PRODUCTS – 0.7%
Asahi Glass Co., Ltd.	JP	69,000	465,487
Compagnie de Saint-Gobain	FR	2,660	98,285

			563,772

	Country Code**	Shares	Value

CAPITAL MARKETS – 1.3%
Deutsche Bank AG	DE	17,890	$645,708
Macquarie Group Ltd.	AU	18,030	486,880

			1,132,588

CHEMICALS – 3.7%
Air Liquide SA	FR	2,560	292,681
BASF SE	DE	13,390	931,065
Daicel Corp.	JP	17,000	104,577
DIC Corp.	JP	101,000	196,998
JSR Corp.	JP	10,700	185,662
Koninklijke DSM NV	NL	13,345	657,901
Linde AG	DE	1,100	171,315
Mitsubishi Gas Chemical Co., Inc.	JP	22,000	125,070
Syngenta AG	CH	797	272,833
Ube Industries Ltd.	JP	73,000	169,797

			3,107,899

COMMERCIAL BANKS – 11.1%
Australia & New Zealand Banking Group Ltd.	AU	31,300	713,017
Banco Bilbao Vizcaya Argentaria SA	ES	38,160	272,514
Banco do Brasil SA	BR	26,300	255,733
Banco Santander SA	ES	132,620	877,315
Barclays PLC	GB	154,210	394,045
BNP Paribas	FR	20,006	771,325
Commonwealth Bank of Australia	AU	4,780	261,775
HSBC Holdings PLC	GB	125,225	1,103,463
KB Financial Group, Inc. ADR	KR	7,077	231,347
Lloyds Banking Group PLC*	GB	482,780	235,842
Mitsubishi UFJ Financial Group, Inc.	JP	181,300	868,586
Mizuho Financial Group, Inc.	JP	175,200	295,955
National Australia Bank Ltd.	AU	40,160	978,200
Societe Generale*	FR	22,794	534,510
Sumitomo Mitsui Financial Group, Inc.	JP	23,100	763,106
The Bank of Yokohama Ltd.	JP	31,000	146,572
The Chiba Bank Ltd.	JP	49,000	294,324
Westpac Banking Corp.	AU	14,680	320,556

			9,318,185

See Notes to Financial Statements.

SC SM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

COMMUNICATIONS EQUIPMENT – 0.1%
Nokia OYJ	FI	31,360	$63,974

COMPUTERS & PERIPHERALS – 0.9%
Fujitsu Ltd.	JP	86,000	411,571
Toshiba Corp.	JP	98,000	373,023

			784,594

CONSTRUCTION & ENGINEERING – 1.7%
Balfour Beatty PLC	GB	53,500	250,158
Bouygues SA	FR	25,305	679,024
Vinci SA	FR	10,080	471,090

			1,400,272

CONSTRUCTION MATERIALS – 0.3%
China Shanshui Cement Group Ltd.	KY	3,000	2,054
Taiheiyo Cement Corp.	JP	92,000	211,253

			213,307

CONTAINERS & PACKAGING – 0.2%
Rexam PLC	GB	30,140	198,922

DISTRIBUTORS – 0.6%
Imperial Holdings Ltd.	ZA	7,450	157,255
Inchcape PLC	GB	43,900	227,880
Jardine Cycle & Carriage Ltd.	SG	4,000	147,424

			532,559

DIVERSIFIED FINANCIAL SERVICES – 1.2%
ING Groep NV - CVA*	NL	95,378	639,423
Orix Corp.	JP	4,060	378,375

			1,017,798

DIVERSIFIED TELECOMMUNICATION SERVICES – 4.3%
Nippon Telegraph & Telephone Corp.	JP	23,500	1,095,817
Telecom Italia SpA	IT	512,400	506,323
Telecom Italia SpA RSP*	IT	163,600	132,576
Telefonica SA	ES	11,470	150,985
Telenor ASA	NO	31,690	529,803
Telstra Corp., Ltd.	AU	136,320	516,505
Vivendi	FR	35,205	654,139

			3,586,148

	Country Code**	Shares	Value

ELECTRIC UTILITIES – 1.7%
E.ON AG	DE	38,200	$825,468
EDP - Energias de Portugal SA	PT	191,380	452,730
Enel SpA	IT	55,390	178,846

			1,457,044

ELECTRICAL EQUIPMENT – 0.7%
Sumitomo Electric Industries Ltd.	JP	44,500	554,509

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.5%
AU Optronics Corp. ADR	TW	47,854	192,373
LG Display Co., Ltd. ADR*	KR	21,320	201,474

			393,847

ENERGY EQUIPMENT & SERVICES – 0.6%
Seadrill Ltd.	BM	14,270	508,946

FOOD & STAPLES RETAILING – 2.5%
Aeon Co., Ltd.	JP	15,800	196,916
Alimentation Couche-Tard, Inc., B Shares	CA	9,320	407,000
Koninklijke Ahold NV	NL	47,790	591,989
Seven & I Holdings Co., Ltd.	JP	5,800	174,843
Tesco PLC	GB	147,480	716,727

			2,087,475

FOOD PRODUCTS – 3.5%
Ajinomoto Co., Inc.	JP	31,000	431,445
Nestle SA	CH	34,558	2,062,348
Unilever NV	NL	13,380	446,965

			2,940,758

GAS UTILITIES – 1.4%
Enagas SA	ES	18,320	334,269
Gas Natural SDG SA	ES	26,200	336,399
Tokyo Gas Co., Ltd.	JP	97,000	495,769

			1,166,437

HOTELS, RESTAURANTS & LEISURE – 1.3%
Compass Group PLC	GB	14,080	147,798
Crown Ltd.	AU	36,240	316,911
Tui Travel PLC	GB	81,600	216,934
William Hill PLC	GB	84,220	373,501

			1,055,144

See Notes to Financial Statements.

SC SM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

HOUSEHOLD DURABLES – 1.1%
Sharp Corp.	JP	97,000	$494,209
Sony Corp.	JP	12,200	174,451
Taylor Wimpey PLC	GB	332,800	249,687

			918,347

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.2%
Huaneng Power International, Inc., H Shares	CN	202,000	152,745

INDUSTRIAL CONGLOMERATES – 1.2%
Cookson Group PLC	GB	24,900	230,409
Hutchison Whampoa Ltd.	HK	16,000	138,783
Jardine Matheson Holdings Ltd.	BM	8,000	389,682
Siemens AG	DE	2,800	235,276

			994,150

INSURANCE – 4.6%
Aegon NV	NL	100,464	465,910
Allianz SE	DE	8,500	854,970
Assicurazioni Generali SpA	IT	9,600	130,165
Catlin Group Ltd.	BM	43,500	290,294
Legal & General Group PLC	GB	296,230	592,244
Muenchener Rueckversicherungs AG	DE	4,720	666,011
Resolution Ltd.	GG	110,310	339,331
Suncorp Group Ltd.	AU	59,070	493,593

			3,832,518

IT SERVICES – 0.3%
Nomura Research Institute Ltd.	JP	11,300	248,663

LEISURE EQUIPMENT & PRODUCTS – 0.3%
Namco Bandai Holdings, Inc.	JP	21,100	289,358

MACHINERY – 0.6%
IHI Corp.	JP	178,000	380,740
Volvo AB, B Shares	SE	12,850	146,920

			527,660

	Country Code**	Shares	Value

MEDIA – 0.3%
Corus Entertainment, Inc., B Shares	CA	5,490	$123,594
Fairfax Media Ltd.	AU	228,700	131,188

			254,782

METALS & MINING – 4.7%
Anglo American PLC	GB	18,990	624,113
BHP Billiton Ltd.	AU	1,920	62,539
BHP Billiton PLC	GB	36,120	1,026,618
Dowa Holdings Co., Ltd.	JP	35,000	217,043
IAMGOLD Corp.	CA	6,580	77,815
KGHM Polska Miedz SA	PL	3,000	131,294
Kinross Gold Corp.	CA	4,490	36,648
Mitsubishi Materials Corp.	JP	138,000	400,184
Rio Tinto PLC	GB	13,710	651,549
ThyssenKrupp AG	DE	29,730	484,291
Vale SA ADR	BR	11,670	227,682

			3,939,776

MULTI-UTILITIES – 1.5%
GDF Suez	FR	13,780	328,623
National Grid PLC	GB	71,370	756,382
RWE AG	DE	3,250	132,907

			1,217,912

OFFICE ELECTRONICS – 0.3%
Konica Minolta Holdings, Inc.	JP	29,500	232,400

OIL, GAS & CONSUMABLE FUELS – 10.2%
BG Group PLC	GB	10,510	215,155
BP PLC	GB	324,050	2,164,070
China Petroleum & Chemical Corp.	CN	142,000	126,909
Eni SpA	IT	35,000	743,580
Exxaro Resources Ltd.	ZA	80	1,868
Gazprom OAO ADR	RU	25,920	246,240
JX Holdings, Inc.	JP	51,400	264,916
Lukoil ADR	RU	4,660	262,684
Nexen, Inc.	CA	20,624	349,237
Petroleo Brasileiro SA ADR	BR	13,940	252,872
Repsol YPF SA	ES	5,800	93,236
Royal Dutch Shell PLC, A Shares	GB	58,288	1,967,258
Statoil ASA	NO	25,780	614,815
Total SA	FR	27,190	1,223,791

			8,526,631

See Notes to Financial Statements.

SC SM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

PAPER & FOREST PRODUCTS – 0.5%
Oji Paper Co., Ltd.	JP	87,000	$333,343
Svenska Cellulosa AB, Class B	SE	4,760	71,417

			404,760

PERSONAL PRODUCTS – 0.6%
Kao Corp.	JP	18,000	496,411

PHARMACEUTICALS – 10.3%
AstraZeneca PLC	GB	37,580	1,679,362
Bayer AG	DE	13,400	965,594
GlaxoSmithKline PLC	GB	60,940	1,384,193
Novartis AG	CH	26,480	1,480,532
Novo Nordisk A/S, B Shares	DK	960	139,235
Otsuka Holdings Co., Ltd.	JP	13,300	408,246
Roche Holding AG	CH	8,470	1,463,048
Sanofi-Aventis SA	FR	14,629	1,107,427

			8,627,637

PROFESSIONAL SERVICES – 0.0% +
Randstad Holding NV	NL	100	2,949

REAL ESTATE INVESTMENT TRUSTS – 0.7%
Land Securities Group PLC	GB	125	1,448
Westfield Group	AU	61,000	597,274

			598,722

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.9%
Cheung Kong Holdings Ltd.	HK	12,000	148,312
Evergrande Real Estate Group Ltd.	KY	447,000	231,499
Mitsui Fudosan Co., Ltd.	JP	15,000	291,043
Sumitomo Realty & Development Co., Ltd.	JP	3,000	73,789

			744,643

ROAD & RAIL – 1.2%
East Japan Railway Co.	JP	4,300	270,002
FirstGroup PLC	GB	43,700	154,236
Nippon Express Co., Ltd.	JP	22,000	90,847
West Japan Railway Co.	JP	11,000	452,518

			967,603

	Country Code**	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.6%
Advanced Semiconductor Engineering, Inc. ADR	TW	53,206	$216,548
ASML Holding NV	NL	3,210	164,853
GCL-Poly Energy Holdings Ltd.	KY	1,095,000	243,508
Samsung Electronics Co., Ltd. GDR	KR	470	251,280
Sumco Corp.*	JP	23,300	211,952
Tokyo Electron Ltd.	JP	5,100	239,164

			1,327,305

SOFTWARE – 0.3%
Nintendo Co., Ltd.	JP	2,000	233,562

SPECIALTY RETAIL – 1.1%
Kingfisher PLC	GB	90,500	408,247
SHIMAMURA CO., Ltd.	JP	2,500	288,888
YAMADA DENKI CO., Ltd.	JP	4,670	239,097

			936,232

TEXTILES, APPAREL & LUXURY GOODS – 0.1%
Adidas AG	DE	1,570	112,534

TOBACCO – 3.4%
British American Tobacco PLC	GB	23,820	1,211,008
Imperial Tobacco Group PLC	GB	18,570	715,470
Japan Tobacco, Inc.	JP	32,600	965,796

			2,892,274

TRADING COMPANIES & DISTRIBUTORS – 1.1%
Mitsubishi Corp.	JP	24,500	495,250
Mitsui & Co., Ltd.	JP	21,100	313,543
Sumitomo Corp.	JP	8,400	117,531

			926,324

WIRELESS TELECOMMUNICATION SERVICES – 2.7%
Advanced Info Service PCL	TH	36,500	213,569
KDDI Corp.	JP	21	135,469
NTT DOCOMO, Inc.	JP	223	371,072

See Notes to Financial Statements.

SC SM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Vodafone Group PLC	GB	554,350	$1,558,142

			2,278,252

Total Common Stocks (Cost $85,139,800)			80,682,222

EQUITY LINKED SECURITIES – 0.1%
METALS & MINING – 0.1%
Tata Steel Ltd., (Merrill Lynch & Co., Inc.), expires 12/23/14* (1) (Cost $89,665)		7,300	57,945

PREFERRED STOCKS – 0.9%
AUTOMOBILES – 0.9%
Volkswagen AG (Cost $812,250)	DE	4,900	776,296

RIGHTS – 0.0% +
OIL, GAS & CONSUMABLE FUELS – 0.0% +
Repsol YPF SA, expires 7/12/12* (Cost $4,010)	ES	5,800	4,066

	Country Code**	Shares	Value

WARRANTS – 0.3%
CAPITAL MARKETS – 0.3%
Macquarie Group Ltd., expires 1/30/15* (Cost $248,113)	AU	1,380	$271,639

SHORT TERM INVESTMENTS – 1.8%
MUTUAL FUNDS – 1.8%
AllianceBernstein Government Short Term Investment Fund, 0.14% (Cost $1,518,312)		1,518,312	1,518,312

TOTAL INVESTMENTS – 99.3%
(Cost $87,812,150)			83,310,480
Other assets less liabilities – 0.7%			602,648

NET ASSETS – 100.0%			$83,913,128

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

AU	Australia
BM	Bermuda
BR	Brazil
CA	Canada
CH	Switzerland
CN	China
DE	Germany
DK	Denmark
ES	Spain
FI	Finland
FR	France
GB	Great Britain
GG	Guernsey
HK	Hong Kong
IT	Italy
JP	Japan
KR	Korea, Republic of
KY	Cayman Islands
NL	Netherlands
NO	Norway
PL	Poland
PT	Portugal
RU	Russia
SE	Sweden
SG	Singapore
TH	Thailand

TW	Taiwan, Province of China
ZA	South Africa

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.
(1)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $57,945, representing 0.1% of net assets.

Distribution of investments by country of issuer, as a percentage of net assets, is as follows. Figures may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

Great Britain	23.8%
Japan	23.2
Germany	9.6
France	9.1
Switzerland	6.3
Australia	6.1
Netherlands	3.5
Spain	2.5
Italy	2.1
Other (individually less than 2%)	13.1

See Notes to Financial Statements.

SC SM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(2)	At the period end, cash of $18,040 has been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Unrealized Appreciation ($)
Long	DJ Euro Stoxx 50 Index September Futures	9/21/12	9	13,652

(3)	At the period end, open forward foreign currency exchange contracts were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation) ($)
Deutsche Bank AG (London)	JPY	119,626,000	USD	1,500,577	8/14/12	3,135
Deutsche Bank AG (London)	USD	2,071,873	JPY	162,814,000	8/14/12	(33,816)
Royal Bank of Canada	CAD	1,196,000	USD	1,150,103	8/14/12	(23,565)
Royal Bank of Canada	CAD	393,000	USD	385,094	8/14/12	(568)
Royal Bank of Scotland PLC	JPY	69,185,000	USD	873,758	8/14/12	7,720
UBS AG	USD	755,478	CAD	775,000	8/14/12	5,051

Net unrealized depreciation						(42,043)

CAD	–	Canadian Dollar
JPY	–	Japanese Yen
USD	–	United States Dollar

(4)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$—	$1,203,640	$—	$1,203,640
Airlines	—	615,301	—	615,301
Auto Components	211,694	1,331,623	—	1,543,317
Automobiles	—	3,030,853	—	3,030,853
Beverages	—	520,783	—	520,783
Building Products	—	563,772	—	563,772
Capital Markets	—	1,132,588	—	1,132,588
Chemicals	—	3,107,899	—	3,107,899
Commercial Banks	487,080	8,831,105	—	9,318,185
Communications Equipment	—	63,974	—	63,974
Computers & Peripherals	—	784,594	—	784,594
Construction & Engineering	—	1,400,272	—	1,400,272
Construction Materials	—	213,307	—	213,307
Containers & Packaging	—	198,922	—	198,922

See Notes to Financial Statements.

SC SM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

Assets (Continued)	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Distributors	$—	$532,559	$—	$532,559
Diversified Financial Services	—	1,017,798	—	1,017,798
Diversified Telecommunication Services	—	3,586,148	—	3,586,148
Electric Utilities	—	1,457,044	—	1,457,044
Electrical Equipment	—	554,509	—	554,509
Electronic Equipment, Instruments & Components	393,847	—	—	393,847
Energy Equipment & Services	—	508,946	—	508,946
Food & Staples Retailing	407,000	1,680,475	—	2,087,475
Food Products	—	2,940,758	—	2,940,758
Gas Utilities	—	1,166,437	—	1,166,437
Hotels, Restaurants & Leisure	—	1,055,144	—	1,055,144
Household Durables	—	918,347	—	918,347
Independent Power Producers & Energy Traders	—	152,745	—	152,745
Industrial Conglomerates	—	994,150	—	994,150
Insurance	—	3,832,518	—	3,832,518
IT Services	—	248,663	—	248,663
Leisure Equipment & Products	—	289,358	—	289,358
Machinery	—	527,660	—	527,660
Media	123,594	131,188	—	254,782
Metals & Mining	342,145	3,597,631	—	3,939,776
Multi-Utilities	—	1,217,912	—	1,217,912
Office Electronics	—	232,400	—	232,400
Oil, Gas & Consumable Fuels	848,349	7,678,282	—	8,526,631
Paper & Forest Products	—	404,760	—	404,760
Personal Products	—	496,411	—	496,411
Pharmaceuticals	—	8,627,637	—	8,627,637
Professional Services	—	2,949	—	2,949
Real Estate Investment Trusts	—	598,722	—	598,722
Real Estate Management & Development	—	744,643	—	744,643
Road & Rail	—	967,603	—	967,603
Semiconductors & Semiconductor Equipment	216,548	1,110,757	—	1,327,305
Software	—	233,562	—	233,562
Specialty Retail	—	936,232	—	936,232
Textiles, Apparel & Luxury Goods	—	112,534	—	112,534
Tobacco	—	2,892,274	—	2,892,274
Trading Companies & Distributors	—	926,324	—	926,324
Wireless Telecommunication Services	—	2,278,252	—	2,278,252

Total Common Stocks	3,030,257	77,651,965	—	80,682,222

Equity Linked Securities (a)	—	57,945	—	57,945
Preferred Stocks (a)	—	776,296	—	776,296
Rights (a)	—	4,066	—	4,066
Warrants (a)	—	271,639	—	271,639
Short Term Investments
Mutual Funds	1,518,312	—	—	1,518,312

Total Investments	4,548,569	78,761,911	—	83,310,480

See Notes to Financial Statements.

SC SM ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

Assets (Continued)	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Financial Derivative Instruments
Futures Contracts	$—	$13,652	$—	$13,652
Forward Foreign Currency Exchange Contracts	—	15,906	—	15,906

Total Financial Derivative Instruments	$—	$29,558	$—	$29,558

Liabilities
Financial Derivative Instruments
Forward Foreign Currency Exchange Contracts	$—	$(57,949)	$—	$(57,949)

Total Financial Derivative Instruments	$—	$(57,949)	$—	$(57,949)

†	See Note 2b in the Notes to Financial Statements for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

See Notes to Financial Statements.

SC SM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

COMMON STOCKS – 97.0%
AEROSPACE & DEFENSE – 0.8%
BAE Systems PLC	GB	29,763	$134,935
Cobham PLC	GB	9,910	36,103
Elbit Systems Ltd.	IL	213	7,334
European Aeronautic Defense and Space Co., NV	NL	3,775	133,977
Finmeccanica SpA*	IT	3,682	14,888
Meggitt PLC	GB	7,156	43,301
Rolls-Royce Holdings PLC*	GB	17,216	232,033
Safran SA	FR	2,108	78,284
Singapore Technologies Engineering Ltd.	SG	14,000	34,514
Thales SA	FR	854	28,215
Zodiac Aerospace	FR	318	32,349

			775,933

AIR FREIGHT & LOGISTICS – 0.3%
Deutsche Post AG	DE	7,781	137,673
TNT Express NV	NL	3,043	35,696
Toll Holdings Ltd.	AU	6,258	25,730
Yamato Holdings Co., Ltd.	JP	3,400	54,746

			253,845

AIRLINES – 0.2%
All Nippon Airways Co., Ltd.	JP	8,000	22,665
Cathay Pacific Airways Ltd.	HK	12,000	19,486
Deutsche Luftansa AG	DE	2,124	24,555
International Consolidated Airlines Group SA*	ES	8,621	21,630
Qantas Airways Ltd.*	AU	9,427	10,473
Ryanair Holdings PLC ADR*	IE	303	9,211
Singapore Airlines Ltd.	SG	5,000	41,372

			149,392

AUTO COMPONENTS – 0.9%
Aisin Seiki Co., Ltd.	JP	1,800	60,170
Bridgestone Corp.	JP	6,000	137,785
Compagnie Generale Des Etablissements Michelin, Class B	FR	1,655	108,280
Continental AG	DE	735	61,270
Denso Corp.	JP	4,500	153,770
GKN PLC	GB	14,272	40,464
Koito Manufacturing Co., Ltd.	JP	1,000	14,012

	Country Code**	Shares	Value

NGK Spark Plug Co., Ltd.	JP	1,000	$13,208
NHK Spring Co., Ltd.	JP	1,400	15,118
NOK Corp.	JP	1,000	21,351
Nokian Renkaat OYJ	FI	1,019	38,709
Pirelli & C. SpA	IT	2,268	23,920
Stanley Electric Co., Ltd.	JP	1,300	20,189
Sumitomo Rubber Industries Ltd.	JP	1,600	20,840
Toyoda Gosei Co., Ltd.	JP	600	13,832
Toyota Boshoku Corp.	JP	600	7,292
Toyota Industries Corp.	JP	1,500	43,006

			793,216

AUTOMOBILES – 3.1%
Bayerische Motoren Werke AG	DE	3,045	220,360
Daihatsu Motor Co., Ltd.	JP	2,000	35,014
Daimler AG	DE	8,335	374,570
Fiat SpA*	IT	8,042	40,546
Fuji Heavy Industries Ltd.	JP	5,000	40,510
Honda Motor Co., Ltd.	JP	15,000	523,433
Isuzu Motors Ltd.	JP	11,000	58,920
Mazda Motor Corp.*	JP	24,000	32,682
Mitsubishi Motors Corp.*	JP	36,000	36,302
Nissan Motor Co., Ltd.	JP	22,900	217,452
Peugeot SA*	FR	2,204	21,736
Renault SA	FR	1,767	70,561
Suzuki Motor Corp.	JP	3,400	69,812
Toyota Motor Corp.	JP	25,400	1,025,200
Volkswagen AG	DE	272	41,103
Yamaha Motor Co., Ltd.	JP	2,600	24,897

			2,833,098

BEVERAGES – 2.5%
Anheuser-Busch Inbev NV	BE	7,385	582,242
Asahi Breweries Ltd.	JP	3,600	77,344
Carlsberg A/S, Class B	DK	983	77,591
Coca-Cola Amatil Ltd.	AU	5,237	71,969
Coca-Cola Hellenic Bottling Co. SA*	GR	1,903	33,715
Coca-Cola West Co., Ltd.	JP	600	10,462
Diageo PLC	GB	23,016	593,237
Heineken Holding NV	NL	944	42,283
Heineken NV	NL	2,118	110,446
Kirin Holdings Co., Ltd.	JP	8,000	94,288
Pernod-Ricard SA	FR	1,947	208,197
Remy Cointreau SA	FR	199	21,863
SABMiller PLC	GB	8,783	352,385

			2,276,022

See Notes to Financial Statements.

SC SM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

BIOTECHNOLOGY – 0.3%
Actelion Ltd.*	CH	1,019	$41,914
CSL Ltd.	AU	4,776	193,723
Grifols SA*	ES	1,387	35,138

			270,775

BUILDING PRODUCTS – 0.5%
Asahi Glass Co., Ltd.	JP	9,000	60,716
Assa Abloy AB	SE	3,049	85,147
Compagnie de Saint-Gobain	FR	3,693	136,453
Daikin Industries Ltd.	JP	2,200	61,957
Geberit AG*	CH	348	68,653
JS Group Corp.	JP	2,400	50,650
TOTO Ltd.	JP	3,000	22,369

			485,945

CAPITAL MARKETS – 1.6%
3i Group PLC	GB	9,033	27,931
Aberdeen Asset Management PLC	GB	7,887	32,124
Credit Suisse Group AG*	CH	10,695	195,687
Daiwa Securities Group, Inc.	JP	15,000	56,531
Deutsche Bank AG	DE	8,547	308,489
GAM Holding AG*	CH	1,712	19,113
ICAP PLC	GB	5,067	26,821
Investec PLC	GB	4,798	28,009
Julius Baer Group Ltd.	CH	1,899	68,851
Macquarie Group Ltd.	AU	3,044	82,200
Man Group PLC	GB	17,492	20,930
Mediobanca SpA	IT	4,956	21,856
Nomura Holdings, Inc.	JP	33,400	124,867
Partners Group Holding AG	CH	128	22,765
Ratos AB	SE	1,660	15,762
SBI Holdings, Inc.	JP	202	15,010
Schroders PLC	GB	1,000	20,961
UBS AG*	CH	33,467	391,637

			1,479,544

CHEMICALS – 3.6%
Air Liquide SA	FR	2,872	328,351
Air Water, Inc.	JP	1,000	12,125
Akzo Nobel NV	NL	2,158	101,565
Arkema SA	FR	568	37,243
Asahi Kasei Corp.	JP	12,000	65,047
BASF SE	DE	8,447	587,357
Croda International PLC	GB	1,243	44,164
Daicel Corp.	JP	3,000	18,455

	Country Code**	Shares	Value

Denki Kagaku Kogyo KK	JP	5,000	$17,479
Givaudan SA*	CH	76	74,591
Hitachi Chemical Co., Ltd.	JP	1,000	15,754
Incitec Pivot Ltd.	AU	14,966	44,215
Israel Chemicals Ltd.	IL	4,092	45,275
Johnson Matthey PLC	GB	1,973	68,423
JSR Corp.	JP	1,600	27,763
K+S AG	DE	1,583	72,471
Kaneka Corp.	JP	3,000	16,592
Kansai Paint Co., Ltd.	JP	2,000	21,432
Koninklijke DSM NV	NL	1,418	69,907
Kuraray Co., Ltd.	JP	3,200	41,470
Lanxess AG	DE	765	48,413
Linde AG	DE	1,573	244,980
Mitsubishi Chemical Holdings Corp.	JP	12,500	55,104
Mitsubishi Gas Chemical Co., Inc.	JP	4,000	22,740
Mitsui Chemicals, Inc.	JP	8,000	20,033
Nitto Denko Corp.	JP	1,500	64,267
Novozymes A/S, B Shares	DK	2,244	58,190
Orica Ltd.	AU	3,355	85,458
Shin-Etsu Chemical Co., Ltd.	JP	3,800	209,258
Showa Denko KK	JP	14,000	27,200
Sika AG	CH	20	38,620
Solvay SA	BE	545	53,809
Sumitomo Chemical Co., Ltd.	JP	14,000	43,034
Syngenta AG	CH	870	297,823
Taiyo Nippon Sanso Corp.	JP	2,000	11,685
Teijin Ltd.	JP	9,000	27,397
The Israel Corporation Ltd.	IL	22	12,441
Toray Industries, Inc.	JP	13,000	88,645
Tosoh Corp.	JP	5,000	13,636
Ube Industries Ltd.	JP	9,000	20,934
Wacker Chemie AG	DE	147	10,127
Yara International ASA	NO	1,719	75,226

			3,238,699

COMMERCIAL BANKS – 11.5%
Aozora Bank Ltd.	JP	5,000	11,907
Australia & New Zealand Banking Group Ltd.	AU	24,641	561,324
Banca Monte dei Paschi di Siena SpA*	IT	59,674	14,877
Banco Bilbao Vizcaya Argentaria SA	ES	43,553	311,027

See Notes to Financial Statements.

SC SM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Banco De Sabadell SA	ES	19,067	$37,029
Banco Espirito Santo SA*	PT	19,950	13,640
Banco Popolare SC*	IT	15,537	20,861
Banco Popular Espanol SA	ES	10,040	22,710
Banco Santander SA	ES	86,087	569,487
Bank Hapoalim BM	IL	9,771	30,135
Bank Leumi Le-Israel*	IL	11,660	28,486
Bankia SAU*	ES	7,116	8,327
Banque Cantonale Vaudoise	CH	26	13,779
Barclays PLC	GB	106,603	272,397
Bendigo and Adelaide Bank Ltd.	AU	3,584	27,389
BNP Paribas	FR	8,885	342,558
BOC Hong Kong Holdings Ltd.	HK	34,000	104,889
CaixaBank	ES	6,905	22,481
Chuo Mitsui Trust Holdings, Inc.	JP	29,000	86,670
Commerzbank AG*	DE	33,421	56,764
Commonwealth Bank of Australia	AU	14,542	796,387
Credit Agricole SA*	FR	9,246	40,797
Danske Bank A/S*	DK	5,996	83,371
DBS Group Holdings Ltd.	SG	16,878	186,429
DnB NOR ASA	NO	8,984	89,332
Erste Group Bank AG*	AT	1,975	37,508
Fukuoka Financial Group, Inc.	JP	7,000	27,335
Hang Seng Bank Ltd.	HK	7,000	95,873
HSBC Holdings PLC	GB	165,580	1,459,064
Intesa Sanpaolo	IT	92,638	131,847
Intesa Sanpaolo RSP	IT	9,099	10,360
Israel Discount Bank, Class A*	IL	1	1
KBC GROEP NV	BE	1,484	31,383
Lloyds Banking Group PLC*	GB	379,976	185,622
Mitsubishi UFJ Financial Group, Inc.	JP	117,200	561,491
Mizrahi Tefahot Bank Ltd.*	IL	1,044	8,145
Mizuho Financial Group, Inc.	JP	209,900	354,572
National Australia Bank Ltd.	AU	20,588	501,474
Natixis	FR	8,874	23,904

	Country Code**	Shares	Value

Nordea Bank AB	SE	24,190	$208,468
Oversea-Chinese Banking Corp., Ltd.	SG	24,000	167,829
Raiffeisen Bank International AG	AT	441	14,438
Resona Holdings, Inc.	JP	17,300	71,269
Royal Bank of Scotland Group PLC*	GB	19,071	64,600
Seven Bank Ltd.	JP	4,800	12,326
Shinsei Bank Ltd.	JP	13,000	15,816
Skandinaviska Enskilda Banken AB, Class A	SE	12,966	84,207
Societe Generale*	FR	6,422	150,593
Standard Chartered PLC	GB	21,924	476,255
Sumitomo Mitsui Financial Group, Inc.	JP	12,400	409,633
Suruga Bank Ltd.	JP	2,000	20,484
Svenska Handelsbanken AB	SE	4,506	148,138
Swedbank AB, Class A	SE	7,543	118,832
The Bank of East Asia Ltd.	HK	12,400	44,692
The Bank of Kyoto Ltd.	JP	3,000	22,730
The Bank of Yokohama Ltd.	JP	11,000	52,009
The Chiba Bank Ltd.	JP	7,000	42,046
The Chugoku Bank Ltd.	JP	2,000	26,064
The Gunma Bank Ltd.	JP	4,000	18,925
The Hachijuni Bank Ltd.	JP	4,000	20,793
The Iyo Bank Ltd.	JP	2,000	15,972
The Joyo Bank Ltd.	JP	6,000	27,302
The Nishi-Nippon City Bank Ltd.	JP	6,000	14,567
The Shizuoka Bank Ltd.	JP	5,000	51,446
UniCredit SpA*	IT	37,244	141,215
Unione Di Banche Italiane SCPA	IT	7,533	24,612
United Overseas Bank Ltd.	SG	11,000	163,345
Westpac Banking Corp.	AU	28,086	613,292
Wing Hang Bank Ltd.	HK	1,500	14,547
Yamaguchi Financial Group, Inc.	JP	2,000	17,638

			10,455,715

COMMERCIAL SERVICES & SUPPLIES – 0.6%
Aggreko PLC	GB	2,456	79,871
Babcock International Group PLC	GB	3,300	44,198
Brambles Ltd.	AU	14,898	94,487

See Notes to Financial Statements.

SC SM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Dai Nippon Printing Co., Ltd.	JP	5,000	$39,170
Edenred	FR	1,557	44,140
G4S PLC	GB	12,965	56,664
Secom Co., Ltd.	JP	1,900	87,132
Securitas AB	SE	2,875	22,355
Serco Group PLC	GB	4,576	38,429
Societe BIC SA	FR	269	27,788
Toppan Printing Co., Ltd.	JP	5,000	33,399

			567,633

COMMUNICATIONS EQUIPMENT – 0.4%
Alcatel-lucent*	FR	21,612	35,571
Nokia OYJ	FI	34,429	70,235
Telefonaktiebolaget LM Ericsson	SE	27,693	253,383

			359,189

COMPUTERS & PERIPHERALS – 0.3%
Fujitsu Ltd.	JP	17,000	81,357
Gemalto NV	NL	728	52,287
NEC Corp.*	JP	19,000	29,564
Seiko Epson Corp.	JP	1,200	12,178
Toshiba Corp.	JP	37,000	140,835

			316,221

CONSTRUCTION & ENGINEERING – 0.7%
Acs Actividades De Construccion Y Servicios SA	ES	1,300	27,847
Balfour Beatty PLC	GB	6,314	29,523
Bouygues SA	FR	1,736	46,583
Chiyoda Corp.	JP	1,000	12,252
Ferrovial SA	ES	3,707	41,806
Hochtief AG*	DE	268	12,991
JGC Corp.	JP	2,000	57,983
Kajima Corp.	JP	8,000	23,488
Kinden Corp.	JP	1,000	6,549
Koninklijke Boskalis Westminster NV	NL	675	22,274
Leighton Holdings Ltd.	AU	1,417	23,867
Obayashi Corp.	JP	6,000	26,348
Shimizu Corp.	JP	6,000	20,816
Skanska AB, Class B	SE	3,492	53,513
Taisei Corp.	JP	10,000	26,803
Vinci SA	FR	4,169	194,839

			627,482

CONSTRUCTION MATERIALS – 0.5%
Boral Ltd.	AU	6,951	21,185
CRH PLC	IE	6,611	126,654

	Country Code**	Shares	Value

Fletcher Building Ltd.	NZ	6,254	$29,602
HeidelbergCement AG	DE	1,292	62,028
Holcim Ltd.*	CH	2,105	116,629
Imerys SA	FR	305	15,549
James Hardie Industries SE CDI	IE	4,002	32,996
Lafarge SA	FR	1,716	76,633
Taiheiyo Cement Corp.	JP	10,000	22,962

			504,238

CONSUMER FINANCE – 0.1%
Aeon Credit Service Co., Ltd.	JP	800	14,840
Credit Saison Co., Ltd.	JP	1,400	31,127

			45,967

CONTAINERS & PACKAGING – 0.2%
Amcor Ltd.	AU	11,093	80,980
Rexam PLC	GB	8,061	53,202
Toyo Seikan Kaisha Ltd.	JP	1,500	18,204

			152,386

DISTRIBUTORS – 0.1%
Jardine Cycle & Carriage Ltd.	SG	1,000	36,856
Li & Fung Ltd.	BM	52,000	100,549

			137,405

DIVERSIFIED CONSUMER SERVICES – 0.0% +
Benesse Holdings, Inc.	JP	600	26,864

DIVERSIFIED FINANCIAL SERVICES – 1.1%
ASX Ltd.	AU	1,610	49,420
Deutsche Boerse AG	DE	1,793	96,734
Eurazeo	FR	298	11,475
Exor SpA	IT	562	12,082
First Pacific Co., Ltd.	BM	20,000	20,797
Groupe Bruxelles Lambert SA	BE	741	50,299
Hong Kong Exchanges and Clearing Ltd.	HK	9,400	135,131
Industrivarden AB	SE	1,059	13,644
ING Groep NV - CVA*	NL	35,220	236,118
Investor AB	SE	4,187	79,943
Kinnevik Investment AB, Class B	SE	1,890	37,937
London Stock Exchange Group PLC	GB	1,618	25,543
Mitsubishi UFJ Lease & Finance Co., Ltd.	JP	560	23,294
Orix Corp.	JP	960	89,468

See Notes to Financial Statements.

SC SM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Pargesa Holding SA	CH	246	$14,646
Pohjola Bank PLC	FI	1,247	14,552
Singapore Exchange Ltd.	SG	8,000	40,191
Wendel	FR	310	22,955

			974,229

DIVERSIFIED TELECOMMUNICATION SERVICES – 3.2%
Belgacom SA	BE	1,421	40,409
Bezeq Israeli Telecommunication Corp Ltd.	IL	17,484	18,602
BT Group PLC	GB	71,553	237,093
Deutsche Telekom AG	DE	25,829	283,071
Elisa OYJ	FI	1,301	26,198
France Telecom SA	FR	17,050	224,180
Iliad SA	FR	217	31,423
Inmarsat PLC	GB	4,118	31,779
Koninklijke KPN NV	NL	13,162	125,855
Nippon Telegraph & Telephone Corp.	JP	4,000	186,522
PCCW Ltd.	HK	37,000	13,597
Portugal Telecom SGPS SA	PT	5,763	25,240
Singapore Telecommunications Ltd.	SG	73,000	190,135
Swisscom AG	CH	214	86,216
TDC A/S	DK	4,634	32,205
Tele2 AB, B Shares	SE	2,920	45,244
Telecom Corp. of New Zealand Ltd.	NZ	17,689	33,682
Telecom Italia SpA	IT	86,334	85,310
Telecom Italia SpA RSP*	IT	55,372	44,872
Telefonica SA	ES	37,774	497,236
Telekom Austria AG	AT	3,111	30,578
Telenet Group Holding NV	BE	506	22,141
Telenor ASA	NO	6,653	111,227
TeliaSonera AB	SE	19,906	127,174
Telstra Corp., Ltd.	AU	40,043	151,719
Vivendi	FR	11,851	220,202

			2,921,910

ELECTRIC UTILITIES – 2.1%
Acciona SA	ES	198	11,836
Cheung Kong Infrastructure Holdings Ltd.	BM	4,000	24,138
Chubu Electric Power Co., Inc.	JP	5,900	95,672
CLP Holdings Ltd.	HK	16,500	140,124
Contact Energy Ltd.*	NZ	3,181	12,308
E.ON AG	DE	16,560	357,847

	Country Code**	Shares	Value

EDP - Energias de Portugal SA	PT	17,536	$41,483
Electricite de France	FR	2,209	49,149
Enel SpA	IT	60,524	195,423
Fortum OYJ	FI	4,083	77,538
Hokkaido Electric Power Co.	JP	1,700	21,971
Hokuriku Electric Power Co.	JP	1,500	23,358
Hongkong Electric Holdings Ltd.	HK	13,000	97,470
Iberdrola SA	ES	35,697	168,533
Kyushu Electric Power Co., Inc.	JP	3,900	46,267
Red Electrica Corp. SA	ES	994	43,384
Scottish & Southern Energy PLC	GB	8,629	188,246
Shikoku Electric Power Co., Inc.	JP	1,600	34,012
SP Ausnet	AU	16,239	17,019
Terna Rete Elettrica Nazionale SpA	IT	12,005	43,381
The Chugoku Electric Power Co., Inc.	JP	2,700	44,530
The Kansai Electric Power Co., Inc.	JP	6,900	82,748
The Tokyo Electric Power Co., Inc.*	JP	13,300	25,743
Tohoku Electric Power Co., Inc.*	JP	4,200	42,201
Verbund AG	AT	647	14,821

			1,899,202

ELECTRICAL EQUIPMENT – 1.2%
ABB Ltd.*	CH	20,222	330,189
Alstom SA	FR	1,894	59,923
Fuji Electric Holdings Co., Ltd.	JP	5,000	12,197
Furukawa Electric Co., Ltd.	JP	6,000	14,192
GS Yuasa Corp.	JP	3,000	13,716
Legrand SA	FR	2,178	73,922
Mabuchi Motor Co., Ltd.	JP	200	7,972
Mitsubishi Electric Corp.	JP	18,000	150,596
Nidec Corp.	JP	1,000	76,034
Prysmian SpA	IT	1,871	27,908
Schneider Electric SA	FR	4,794	266,468
Sumitomo Electric Industries Ltd.	JP	6,900	85,980
Ushio, Inc.	JP	1,000	12,395

			1,131,492

See Notes to Financial Statements.

SC SM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 1.1%
Citizen Holdings Co., Ltd.	JP	2,300	$13,489
Foxconn International Holdings Ltd.*	KY	20,000	7,307
FUJIFILM Holdings Corp.	JP	4,300	81,469
Hamamatsu Photonics KK	JP	700	23,748
Hexagon AB, Class B	SE	2,206	37,866
Hirose Electric Co., Ltd.	JP	300	29,697
Hitachi High-Technologies Corp.	JP	600	14,774
Hitachi Ltd.	JP	42,000	258,965
Hoya Corp.	JP	4,000	88,120
Ibiden Co., Ltd.	JP	1,100	19,926
Keyence Corp.	JP	400	98,949
Kyocera Corp.	JP	1,400	121,156
Murata Manufacturing Co., Ltd.	JP	1,900	99,941
Nippon Electric Glass Co., Ltd.	JP	3,000	17,918
Omron Corp.	JP	1,900	40,264
Shimadzu Corp.	JP	2,000	17,306
TDK Corp.	JP	1,100	44,779
Yaskawa Electric Corp.	JP	2,000	15,237
Yokogawa Electric Corp.	JP	1,900	19,643

			1,050,554

ENERGY EQUIPMENT & SERVICES – 0.9%
Aker Solutions ASA	NO	1,441	20,447
Amec PLC	GB	3,045	48,003
Compagnie Generale de Geophysique-Veritas*	FR	1,255	32,460
Fugro NV	NL	641	38,882
Petrofac Ltd.	JE	2,384	52,036
Saipem SpA	IT	2,434	108,397
SBM Offshore NV*	NL	1,584	21,951
Seadrill Ltd.	BM	3,236	115,414
Subsea 7 SA	LU	2,587	51,197
Technip SA	FR	912	95,045
Tenaris SA	LU	4,341	76,340
Transocean Ltd.	CH	3,222	144,486
Worleyparsons Ltd.	AU	1,889	49,051

			853,709

FOOD & STAPLES RETAILING – 2.1%
Aeon Co., Ltd.	JP	5,500	68,547
Carrefour SA	FR	5,309	98,033
Casino Guichard-Perrachon SA	FR	508	44,652
Colruyt SA	BE	697	31,096

	Country Code**	Shares	Value

Delhaize Group	BE	936	$34,287
Distribuidora Internacional de Alimentacion SA*	ES	5,824	27,383
FamilyMart Co., Ltd.	JP	500	22,885
J Sainsbury PLC	GB	11,217	53,013
Jeronimo Martins SGPS SA	PT	2,024	34,219
Kesko OYJ, Class B	FI	576	15,058
Koninklijke Ahold NV	NL	9,615	119,104
Lawson, Inc.	JP	600	41,959
Metcash Ltd.	AU	7,085	24,545
Metro AG	DE	1,202	35,050
Olam International Ltd.	SG	15,000	21,725
Seven & I Holdings Co., Ltd.	JP	6,900	208,003
Tesco PLC	GB	73,862	358,956
Wesfarmers Ltd.	AU	9,255	284,884
William Morrison Supermarkets PLC	GB	21,891	91,346
Woolworths Ltd.	AU	11,282	310,573

			1,925,318

FOOD PRODUCTS – 4.1%
Ajinomoto Co., Inc.	JP	6,000	83,506
Aryzta AG*	CH	801	39,869
Associated British Foods PLC	GB	3,274	65,877
Barry Callebaut AG*	CH	16	14,556
Danone SA	FR	5,315	330,309
De Master Blenders 1753 NV*	NL	5,495	61,959
Golden Agri-resources Ltd.	MU	63,000	33,647
Kerry Group PLC, Class A	IE	1,371	60,041
Kikkoman Corp.	JP	2,000	24,723
Lindt & Spruengli AG*	CH	1	36,724
Lindt & Spruengli AG PC*	CH	8	24,724
MEIJI Holdings Co., Ltd.	JP	600	27,552
Nestle SA	CH	30,349	1,811,164
Nippon Meat Packers, Inc.	JP	1,000	13,237
Nisshin Seifun Group, Inc.	JP	1,500	17,561
Nissin Foods Holdings Co., Ltd.	JP	600	22,816
Suedzucker AG	DE	608	21,569
Tate & Lyle PLC	GB	4,288	43,549
Toyo Suisan Kaisha Ltd.	JP	1,000	26,667
Unilever NV	NL	14,980	500,413
Unilever PLC	GB	11,803	396,271

See Notes to Financial Statements.

SC SM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Wilmar International Ltd.	SG	18,000	$51,901
Yakult Honsha Co., Ltd.	JP	900	35,245
Yamazaki Baking Co., Ltd.	JP	1,000	13,095

			3,756,975

GAS UTILITIES – 0.5%
APA Group	AU	5,920	30,390
Enagas SA	ES	1,649	30,088
Gas Natural SDG SA	ES	3,189	40,946
Hong Kong & China Gas Co., Ltd.	HK	47,450	100,798
Osaka Gas Co., Ltd.	JP	17,000	71,225
Snam Rete Gas SpA	IT	14,771	66,176
Toho Gas Co., Ltd.	JP	4,000	24,825
Tokyo Gas Co., Ltd.	JP	23,000	117,553

			482,001

HEALTH CARE EQUIPMENT & SUPPLIES – 0.7%
Cochlear Ltd.	AU	532	36,130
Coloplast A/S, Class B	DK	211	37,939
Elekta AB	SE	842	38,476
Essilor International SA	FR	1,870	173,722
Getinge AB, Class B	SE	1,839	45,634
Olympus Corp.*	JP	2,100	34,030
Smith & Nephew PLC	GB	8,236	82,380
Sonova Holding AG*	CH	452	43,720
Straumann Holding AG	CH	74	10,884
Sysmex Corp.	JP	700	27,683
Terumo Corp.	JP	1,400	57,535
William Demant Holding A/S*	DK	243	21,843

			609,976

HEALTH CARE PROVIDERS & SERVICES – 0.5%
Alfresa Holdings Corp.	JP	400	21,249
Celesio AG	DE	791	12,947
Fresenius Medical Care AG & Co.	DE	1,929	136,242
Fresenius SE	DE	1,140	118,033
Medipal Holdings Corp.	JP	1,300	18,415
Miraca Holdings, Inc.	JP	500	20,759
Ramsay Health Care Ltd.	AU	1,206	28,022
Sonic Healthcare Ltd.	AU	3,404	44,521
Suzuken Co., Ltd.	JP	700	23,629

			423,817

HOTELS, RESTAURANTS & LEISURE – 1.1%
Accor SA	FR	1,357	42,525
Autogrill SpA	IT	1,079	9,790
Carnival PLC	GB	1,665	56,927

	Country Code**	Shares	Value

Compass Group PLC	GB	17,410	$182,753
Crown Ltd.	AU	3,680	32,181
Echo Entertainment Group Ltd.	AU	6,428	28,341
Galaxy Entertainment Group Ltd.*	HK	14,000	35,185
Genting Singapore PLC	IM	56,000	62,910
Intercontinental Hotels Group PLC	GB	2,676	64,423
McDonald’s Holdings Co. Japan Ltd.	JP	600	16,888
Mgm China Holdings Ltd.	KY	8,800	13,493
OPAP SA	GR	2,065	12,925
Oriental Land Co., Ltd.	JP	500	57,172
Sands China Ltd.	KY	22,000	70,775
Shangri-La Asia Ltd.	BM	14,500	27,701
SJM Holdings Ltd.	HK	19,000	35,502
Sky City Entertainment Group Ltd.	NZ	5,065	13,837
Sodexo	FR	867	67,507
Tabcorp Holdings Ltd.	AU	6,544	19,734
Tatts Group Ltd.	AU	12,366	33,323
Tui Travel PLC	GB	4,597	12,221
Whitbread PLC	GB	1,635	51,985
Wynn Macau Ltd.	KY	14,000	33,109

			981,207

HOUSEHOLD DURABLES – 0.6%
Casio Computer Co., Ltd.	JP	2,200	14,425
Electrolux AB, Series B	SE	2,228	44,338
Husqvarna AB	SE	3,479	16,409
Panasonic Corp.	JP	20,300	165,949
Rinnai Corp.	JP	300	20,700
Sekisui Chemical Co., Ltd.	JP	4,000	37,163
Sekisui House Ltd.	JP	5,000	47,210
Sharp Corp.	JP	9,000	45,855
Sony Corp.	JP	9,200	131,553

			523,602

HOUSEHOLD PRODUCTS – 0.5%
Henkel AG & Co. KGaA	DE	1,194	66,257
Reckitt Benckiser Group PLC	GB	6,065	320,578
Unicharm Corp.	JP	1,000	56,921

			443,756

See Notes to Financial Statements.

SC SM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.1%
Electric Power Development Co., Ltd.	JP	1,100	$28,907
Enel Green Power SPA	IT	16,069	25,464

			54,371

INDUSTRIAL CONGLOMERATES – 1.5%
Delek Group Ltd.	IL	41	6,105
Fraser and Neave Ltd.	SG	8,000	44,546
Hopewell Holdings Ltd.	HK	5,000	14,249
Hutchison Whampoa Ltd.	HK	20,000	173,478
Keppel Corp Ltd.	SG	12,700	104,045
Koninklijke Philips Electronics NV	NL	9,277	182,809
NWS Holdings Ltd.	BM	14,000	20,439
Orkla ASA	NO	7,092	51,466
SembCorp Industries Ltd.	SG	9,000	36,838
Siemens AG	DE	7,567	635,833
Smiths Group PLC	GB	3,608	57,300

			1,327,108

INSURANCE – 4.4%
Admiral Group PLC	GB	1,866	34,809
Aegon NV	NL	15,798	73,265
Ageas	BE	21,458	42,613
AIA Group Ltd.	HK	94,000	324,681
Allianz SE	DE	4,187	421,148
AMP Ltd.	AU	26,245	104,437
Assicurazioni Generali SpA	IT	10,736	145,567
Aviva PLC	GB	26,717	114,401
AXA SA	FR	16,256	217,322
Baloise Holding AG	CH	436	28,805
CNP Assurances*	FR	1,297	15,841
Delta Lloyd NV	NL	880	12,238
Gjensidige Forsikring ASA	NO	1,765	20,564
Hannover Rueckversicherung AG	DE	554	33,001
Insurance Australia Group Ltd.	AU	19,110	68,540
Legal & General Group PLC	GB	53,989	107,939
Mapfre SA	ES	6,839	13,913
MS&AD Insurance Group Holdings, Inc.	JP	4,700	82,228
Muenchener Rueckversicherungs AG	DE	1,649	232,681
NKSJ Holdings, Inc.	JP	3,400	72,379

	Country Code**	Shares	Value

Old Mutual PLC	GB	44,746	$106,418
Prudential PLC	GB	23,431	271,683
QBE Insurance Group Ltd.	AU	10,643	147,094
Resolution Ltd.	GG	12,645	38,898
Rsa Insurance Group PLC	GB	32,455	55,095
Sampo OYJ, Class A	FI	3,853	99,965
SCOR SE	FR	1,499	36,339
Sony Financial Holdings, Inc.	JP	1,700	27,747
Standard Life PLC	GB	21,637	79,222
Suncorp Group Ltd.	AU	11,828	98,835
Swiss Life Holding AG*	CH	289	27,239
Swiss Re Ltd.*	CH	3,238	204,129
T&D Holdings, Inc.	JP	5,300	56,460
The Dai-ichi Life Insurance Co., Ltd.	JP	78	90,335
Tokio Marine Holdings, Inc.	JP	6,700	168,124
Tryg A/S	DK	227	12,761
Vienna Insurance Group AG Wiener Versicherung Gruppe	AT	348	14,068
Zurich Financial Services AG*	CH	1,355	306,398

			4,007,182

INTERNET & CATALOG RETAIL – 0.1%
Rakuten, Inc.	JP	6,700	69,269

INTERNET SOFTWARE & SERVICES – 0.1%
Dena Co., Ltd.	JP	1,000	26,322
Gree, Inc.	JP	900	17,903
United Internet AG	DE	930	15,988
Yahoo Japan Corp.	JP	134	43,384

			103,597

IT SERVICES – 0.3%
Amadeus IT Holding SA, Class A	ES	2,880	61,016
Atos Origin SA	FR	515	30,799
Cap Gemini SA	FR	1,360	50,056
Computershare Ltd.	AU	4,084	31,216
Itochu Techno-Solutions Corp.	JP	200	9,653
Nomura Research Institute Ltd.	JP	900	19,805
NTT Data Corp.	JP	12	36,831
Otsuka Corp.	JP	100	8,513

			247,889

See Notes to Financial Statements.

SC SM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

LEISURE EQUIPMENT & PRODUCTS – 0.3%
Namco Bandai Holdings, Inc.	JP	1,700	$23,313
Nikon Corp.	JP	3,100	94,366
Sankyo Co., Ltd.	JP	400	19,520
Sega Sammy Holdings, Inc.	JP	1,800	36,615
Shimano, Inc.	JP	700	45,894
Yamaha Corp.	JP	1,500	15,436

			235,144

LIFE SCIENCES TOOLS & SERVICES – 0.1%
Lonza Group AG*	CH	487	20,262
QIAGEN NV*	NL	2,181	36,520

			56,782

MACHINERY – 2.7%
Alfa Laval AB	SE	3,084	52,844
Amada Co., Ltd.	JP	3,000	17,750
Andritz AG	AT	669	34,403
Atlas Copco AB, Shares A	SE	6,174	132,869
Atlas Copco AB, Shares B	SE	3,587	68,351
Cosco Corp. Singapore Ltd.	SG	8,000	6,283
FANUC Corp.	JP	1,700	279,448
Fiat Industrial SPA	IT	7,867	77,435
GEA Group AG	DE	1,605	42,778
Hino Motors Ltd.	JP	2,000	14,476
Hitachi Construction Machinery Co., Ltd.	JP	1,000	18,886
IHI Corp.	JP	12,000	25,668
IMI PLC	GB	2,961	38,683
Invensys PLC	GB	7,232	25,205
JTEKT Corp.	JP	2,100	21,743
Kawasaki Heavy Industries Ltd.	JP	13,000	35,652
Komatsu Ltd.	JP	8,600	205,293
Kone OYJ, Class B	FI	1,431	86,423
Kubota Corp.	JP	10,000	92,414
Kurita Water Industries Ltd.	JP	1,000	23,131
Makita Corp.	JP	1,100	38,587
Man AG	DE	389	39,785
Metso Corp.	FI	1,174	40,478
Mitsubishi Heavy Industries Ltd.	JP	28,000	113,825
Nabtesco Corp.	JP	900	20,074
NGK Insulators Ltd.	JP	2,000	22,147
NSK Ltd.	JP	4,000	25,918
NTN Corp.	JP	4,000	12,592

	Country Code**	Shares	Value

Sandvik AB	SE	9,226	$118,321
Scania AB, Class A	SE	2,941	50,400
Schindler Holding AG Part Cert	CH	447	49,978
Schindler Holding AG REG	CH	198	22,329
Sembcorp Marine Ltd.	SG	8,000	30,537
SKF AB, Class B	SE	3,603	71,022
SMC Corp.	JP	500	86,689
Sulzer AG	CH	225	26,676
Sumitomo Heavy Industries Ltd.	JP	5,000	22,515
The Japan Steel Works Ltd.	JP	3,000	16,564
The Weir Group PLC	GB	1,942	46,666
THK Co., Ltd.	JP	1,100	20,795
Vallourec SA	FR	971	39,676
Volvo AB, B Shares	SE	12,796	146,303
Wartsila OYJ	FI	1,541	50,486
Yangzijiang Shipbuilding Holdings Ltd.	SG	18,000	14,435
Zardoya Otis SA	ES	1,321	14,685

			2,441,218

MARINE – 0.3%
AP Moller - Maersk A/S, Class A	DK	5	31,122
AP Moller - Maersk A/S, Class B	DK	12	78,690
Kawasaki Kisen Kaisha Ltd.*	JP	7,000	13,904
Kuehne & Nagel International AG	CH	496	52,548
Mitsui Osk Lines Ltd.	JP	10,000	36,049
Neptune Orient Lines Ltd.*	SG	9,000	7,942
Nippon Yusen KK	JP	15,000	39,673
Orient Overseas International Ltd.	BM	2,000	9,822

			269,750

MEDIA – 1.2%
Axel Springer AG	DE	343	14,737
British Sky Broadcasting Group PLC	GB	10,280	112,072
Dentsu, Inc.	JP	1,700	50,389
Eutelsat Communications	FR	1,227	37,745
Fairfax Media Ltd.	AU	21,790	12,499
Hakuhodo Dy Holdings, Inc.	JP	220	14,599

See Notes to Financial Statements.

SC SM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

ITV PLC	GB	33,948	$40,849
JC Decaux SA	FR	656	14,467
Jupiter Telecommunications Co., Ltd.	JP	20	20,392
Kabel Deutschland Holding AG*	DE	827	51,538
Lagardere SCA	FR	1,062	29,644
Mediaset SpA	IT	6,852	12,000
Modern Times Group, Class B	SE	424	19,625
Pearson PLC	GB	7,502	148,853
Publicis Groupe SA	FR	1,343	61,420
Reed Elsevier NV	NL	6,323	72,136
Reed Elsevier PLC	GB	11,190	89,690
SES SA	LU	2,601	61,497
Singapore Press Holdings Ltd.	SG	11,000	33,981
Toho Co., Ltd.	JP	1,100	19,030
Wolters Kluwer NV	NL	2,804	44,583
WPP PLC	JE	11,588	140,675

			1,102,421

METALS & MINING – 4.9%
Acerinox SA	ES	956	10,714
Alumina Ltd.	AU	22,435	18,401
Anglo American PLC	GB	12,202	401,023
Antofagasta PLC	GB	3,625	62,009
ArcelorMittal	LU	8,611	131,744
BHP Billiton Ltd.	AU	29,654	965,899
BHP Billiton PLC	GB	19,423	552,049
Boliden AB	SE	2,553	35,624
Daido Steel Co., Ltd.	JP	3,000	18,695
Eurasian Natural Resources Corp.	GB	2,344	15,298
Evraz PLC	GB	2,952	12,106
Fortescue Metals Group Ltd.	AU	12,879	65,807
Fresnillo PLC	GB	1,657	37,955
Glencore International PLC	JE	12,727	59,018
Hitachi Metals Ltd.	JP	2,000	23,868
Iluka Resources Ltd.	AU	3,848	45,415
JFE Holdings, Inc.	JP	4,200	70,296
Kazakhmys PLC	GB	1,962	22,245
Kobe Steel Ltd.	JP	23,000	27,668
Lonmin PLC	GB	1,566	19,050
Lynas Corp., Ltd.*	AU	14,896	13,183
Maruichi Steel Tube Ltd.	JP	400	8,610
Mitsubishi Materials Corp.	JP	10,000	28,999

	Country Code**	Shares	Value

Newcrest Mining Ltd.	AU	7,029	$163,572
Nippon Steel Corp.	JP	47,000	106,604
Nisshin Steel Co., Ltd.	JP	7,000	9,825
Norsk Hydro ASA	NO	8,585	38,716
OZ Minerals Ltd.	AU	2,943	24,011
Randgold Resources Ltd.	JE	801	71,916
Rio Tinto Ltd.	AU	4,007	235,238
Rio Tinto PLC	GB	12,382	588,438
Salzgitter AG	DE	337	13,873
Sims Metal Management Ltd.	AU	1,429	14,153
SSAB AB, Class A	SE	1,463	12,160
Sumitomo Metal Industries Ltd.	JP	32,000	52,787
Sumitomo Metal Mining Co., Ltd.	JP	5,000	56,345
ThyssenKrupp AG	DE	3,546	57,763
Umicore	BE	1,048	48,454
Vedanta Resources PLC	GB	971	13,918
Voestalpine AG	AT	1,009	26,798
Xstrata PLC	GB	19,084	239,951
Yamato Kogyo Co., Ltd.	JP	400	11,139

			4,431,337

MULTI-LINE RETAIL – 0.4%
Harvey Norman Holdings Ltd.	AU	4,359	8,765
Isetan Mitsukoshi Holdings Ltd.	JP	3,300	35,061
J Front Retailing Co., Ltd.	JP	4,000	20,106
Lifestyle International Holdings Ltd.	KY	4,500	9,892
Marks & Spencer Group PLC	GB	14,747	75,204
Marui Group Co., Ltd.	JP	2,000	15,297
Next PLC	GB	1,547	77,678
PPR	FR	700	99,772
Takashimaya Co., Ltd.	JP	2,000	15,372

			357,147

MULTI-UTILITIES – 1.3%
AGL Energy Ltd.	AU	4,556	69,236
Centrica PLC	GB	47,574	237,868
GDF Suez	FR	11,393	271,698
National Grid PLC	GB	32,788	347,488
RWE AG	DE	4,500	184,025
Suez Environnement Co.	FR	2,660	28,602
Veolia Environnement	FR	3,119	39,497

			1,178,414

See Notes to Financial Statements.

SC SM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

OFFICE ELECTRONICS – 0.6%
Brother Industries Ltd.	JP	2,200	$25,188
Canon, Inc.	JP	10,400	415,069
Konica Minolta Holdings, Inc.	JP	4,500	35,451
Ricoh Co., Ltd.	JP	6,000	50,637

			526,345

OIL, GAS & CONSUMABLE FUELS – 7.2%
BG Group PLC	GB	31,231	639,345
BP PLC	GB	174,537	1,165,593
Caltex Australia Ltd.	AU	1,281	17,892
Cosmo Oil Co., Ltd.	JP	5,000	12,726
Eni SpA	IT	22,100	469,518
Galp Energia SGPS SA	PT	2,125	26,941
Idemitsu Kosan Co., Ltd.	JP	200	17,940
Inpex Corp.	JP	20	112,330
Japan Petroleum Exploration Co., Ltd.	JP	300	11,422
JX Holdings, Inc.	JP	20,600	106,173
Lundin Petroleum AB*	SE	2,048	38,339
Neste Oil OYJ	FI	1,154	12,986
OMV AG	AT	1,353	42,551
Origin Energy Ltd.	AU	9,987	125,776
Repsol YPF SA	ES	7,296	117,284
Royal Dutch Shell PLC, Class A	GB	33,738	1,136,733
Royal Dutch Shell PLC, Class B	GB	24,475	854,758
Santos Ltd.	AU	8,684	95,641
Showa Shell Sekiyu KK	JP	1,900	11,664
Statoil ASA	NO	10,262	244,733
Tonengeneral Sekiyu KK	JP	3,000	26,675
Total SA	FR	19,521	878,618
Tullow Oil PLC	GB	8,322	192,343
Veripos, Inc.*	NO	258	81
Whitehaven Coal Ltd.	AU	4,114	17,687
Woodside Petroleum Ltd.	AU	5,927	189,937

			6,565,686

PAPER & FOREST PRODUCTS – 0.2%
Holmen AB, Class B	SE	481	13,097
Nippon Paper Group, Inc.	JP	1,000	15,875
Oji Paper Co., Ltd.	JP	8,000	30,652
Stora Enso OYJ	FI	5,232	32,211
Svenska Cellulosa AB, Class B	SE	5,319	79,803
UPM-Kymmene OYJ	FI	4,826	54,595

			226,233

	Country Code**	Shares	Value

PERSONAL PRODUCTS – 0.5%
Beiersdorf AG	DE	927	$60,095
Kao Corp.	JP	4,800	132,376
L’oreal SA	FR	2,211	258,699
Shiseido Co., Ltd.	JP	3,300	52,073

			503,243

PHARMACEUTICALS – 8.3%
Astellas Pharma, Inc.	JP	4,100	178,919
AstraZeneca PLC	GB	11,740	524,633
Bayer AG	DE	7,605	548,011
Chugai Pharmaceutical Co., Ltd.	JP	2,100	39,810
Daiichi Sankyo Co., Ltd.	JP	6,200	104,544
Dainippon Sumitomo Pharma Co., Ltd.	JP	1,400	14,304
Eisai Co., Ltd.	JP	2,300	100,719
Elan Corp. PLC*	IE	4,619	67,489
GlaxoSmithKline PLC	GB	46,431	1,054,635
Hisamitsu Pharmaceutical Co., Inc.	JP	600	29,529
Kyowa Hakko Kirin Co., Ltd.	JP	2,000	20,598
Merck KGaA	DE	594	59,321
Mitsubishi Tanabe Pharma Corp.	JP	2,100	30,197
Novartis AG	CH	21,154	1,182,748
Novo Nordisk A/S, B Shares	DK	3,745	543,163
Ono Pharmaceutical Co., Ltd.	JP	800	50,272
Orion OYJ, Class B	FI	882	16,706
Otsuka Holdings Co., Ltd.	JP	3,300	101,294
Roche Holding AG	CH	6,461	1,116,027
Sanofi-Aventis SA	FR	11,098	840,127
Santen Pharmaceutical Co., Ltd.	JP	700	28,766
Shionogi & Co.	JP	2,700	36,711
Shire PLC	JE	5,172	148,798
Taisho Pharmaceutical Holdings Co., Ltd.	JP	300	25,370
Takeda Pharmaceutical Co., Ltd.	JP	7,300	331,433
Teva Pharmaceutical Industries Ltd.	IL	8,664	341,513
Tsumura & Co.	JP	600	15,890
UCB SA	BE	1,011	51,071

			7,602,598

See Notes to Financial Statements.

SC SM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

PROFESSIONAL SERVICES – 0.6%
Adecco SA*	CH	1,218	$54,164
Bureau Veritas SA	FR	502	44,658
Campbell Brothers Ltd.	AU	626	35,095
Capita Group PLC	GB	6,009	61,746
Experian PLC	JE	9,240	130,359
Intertek Group PLC	GB	1,472	61,671
Randstad Holding NV	NL	1,127	33,232
SGS SA	CH	50	93,748

			514,673

REAL ESTATE INVESTMENT TRUSTS – 1.5%
Ascendas Real Estate Investment Trust	SG	17,000	29,001
British Land Co. PLC	GB	7,860	62,939
Capital Shopping Centres Group PLC	GB	5,263	26,588
CapitaMall Trust	SG	22,000	33,323
Centro Retail Australia	AU	11,876	24,104
CFS Retail Property Trust Group	AU	18,262	36,449
Corio NV	NL	605	26,637
Dexus Property Group	AU	42,241	40,420
Fonciere Des Regions	FR	240	17,256
Gecina SA	FR	206	18,364
Goodman Group	AU	14,219	53,839
GPT Group	AU	13,601	46,006
Hammerson PLC	GB	6,537	45,400
ICADE	FR	220	16,639
Japan Prime Realty Investment Corp.	JP	6	16,889
Japan Real Estate Investment Corp.	JP	5	45,844
Japan Retail Fund Investment Corp.	JP	18	28,553
Klepierre	FR	875	28,756
Land Securities Group PLC	GB	7,163	82,990
Mirvac Group	AU	31,439	41,310
Nippon Building Fund, Inc.	JP	6	58,012
Nomura Real Estate Office Fund, Inc.	JP	3	16,924
Segro PLC	GB	6,953	23,689
Stockland	AU	21,293	67,582
The Link REIT	HK	21,000	85,940
Unibail-Rodamco	FR	844	155,473
Westfield Group	AU	20,170	197,492
Westfield Retail Trust	AU	26,671	78,231

			1,404,650

	Country Code**	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.9%
Aeon Mall Co., Ltd.	JP	800	$17,047
Capitaland Ltd.	SG	24,000	51,748
CapitaMalls Asia Ltd.	SG	13,000	16,215
Cheung Kong Holdings Ltd.	HK	13,000	160,671
City Developments Ltd.	SG	5,000	44,570
Daito Trust Construction Co., Ltd.	JP	700	66,354
Daiwa House Industry Co., Ltd.	JP	5,000	70,924
Global Logistic Properties Ltd.*	SG	20,000	33,295
Hang Lung Group Ltd.	HK	8,000	49,465
Hang Lung Properties Ltd.	HK	21,000	71,833
Henderson Land Development Co., Ltd.	HK	9,000	50,152
Hysan Development Co., Ltd.	HK	6,000	22,871
Immofinanz AG*	AT	8,597	27,355
Keppel Land Ltd.	SG	7,000	18,014
Kerry Properties Ltd.	BM	6,500	27,801
Lend Lease Group	AU	4,991	37,118
Mitsubishi Estate Co., Ltd.	JP	11,000	197,349
Mitsui Fudosan Co., Ltd.	JP	8,000	155,223
New World Development Ltd.	HK	34,000	40,020
Nomura Real Estate Holdings, Inc.	JP	1,000	18,312
NTT Urban Development Corp.	JP	12	9,708
Sino Land Co., Ltd.	HK	28,000	42,444
Sumitomo Realty & Development Co., Ltd.	JP	3,000	73,789
Sun Hung Kai Properties Ltd.	HK	14,000	166,354
Swire Pacific Ltd., Class A	HK	6,000	69,707
Swiss Prime Site AG*	CH	450	37,535
Tokyu Land Corp.	JP	4,000	19,855
UOL Group Ltd.	SG	4,000	15,680
Wharf Holdings Ltd.	HK	13,700	76,275
Wheelock & Co., Ltd.	HK	9,000	34,023

			1,721,707

ROAD & RAIL – 1.1%
Asciano Group	AU	8,962	40,254
Central Japan Railway Co.	JP	14	110,262

See Notes to Financial Statements.

SC SM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

ComfortDelGro Corp., Ltd.	SG	18,000	$22,042
DSV A/S	DK	1,778	35,254
East Japan Railway Co.	JP	3,100	194,653
Hankyu Hanshin Holdings, Inc.	JP	11,000	55,550
Keikyu Corp.	JP	4,000	36,393
Keio Corp.	JP	5,000	36,240
Keisei Electric Railway Co., Ltd.	JP	3,000	25,343
Kintetsu Corp.	JP	15,000	59,805
MTR Corp.	HK	13,000	44,627
Nippon Express Co., Ltd.	JP	8,000	33,035
Odakyu Electric Railway Co., Ltd.	JP	6,000	59,654
QR National Ltd.	AU	15,698	54,989
Tobu Railway Co., Ltd.	JP	9,000	47,316
Tokyu Corp.	JP	10,000	47,073
West Japan Railway Co.	JP	1,600	65,821

			968,311

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.6%
Advantest Corp.	JP	1,500	23,449
ARM Holdings PLC	GB	12,648	100,205
Asm Pacific Technology Ltd.	KY	1,900	24,299
ASML Holding NV	NL	3,861	198,286
Infineon Technologies AG	DE	9,990	67,614
Rohm Co., Ltd.	JP	900	34,681
STMicroelectronics NV	NL	5,677	30,892
Sumco Corp.*	JP	1,000	9,097
Tokyo Electron Ltd.	JP	1,600	75,032

			563,555

SOFTWARE – 0.9%
Dassault Systemes SA	FR	561	52,634
Konami Corp.	JP	900	20,393
Nexon Co., Ltd.*	JP	1,100	21,534
NICE Systems Ltd.*	IL	537	19,664
Nintendo Co., Ltd.	JP	1,000	116,781
Oracle Corp.	JP	400	17,217
SAP AG	DE	8,462	501,081
Square Enix Holdings Co., Ltd.	JP	700	11,025
The Sage Group PLC	GB	11,992	52,193
Trend Micro, Inc.	JP	1,000	29,460

			841,982

SPECIALTY RETAIL – 0.9%
ABC-Mart, Inc.	JP	300	11,225
Fast Retailing Co., Ltd.	JP	500	100,046
Hennes & Mauritz AB	SE	8,731	313,390

	Country Code**	Shares	Value

Industria de Diseno Textil SA	ES	2,006	$207,350
Kingfisher PLC	GB	21,780	98,250
Nitori Holdings Co., Ltd.	JP	300	28,368
Sanrio Co., Ltd.	JP	400	14,583
SHIMAMURA CO., Ltd.	JP	200	23,111
USS Co., Ltd.	JP	220	23,738
YAMADA DENKI CO., Ltd.	JP	800	40,959

			861,020

TEXTILES, APPAREL & LUXURY GOODS – 1.3%
Adidas AG	DE	1,924	137,908
Asics Corp.	JP	1,400	17,760
Burberry Group PLC	GB	4,033	83,970
Christian Dior SA	FR	501	68,901
Compagnie Financiere Richemont SA	CH	4,800	263,567
Hugo Boss AG	DE	190	18,824
Luxottica Group SpA	IT	1,074	37,502
LVMH Moet Hennessy Louis Vuitton SA	FR	2,335	355,363
Swatch Group AG	CH	399	27,759
Swatch Group AG BR	CH	284	112,249
Yue Yuen Industrial Holdings Ltd.	BM	6,500	20,267

			1,144,070

TOBACCO – 1.7%
British American Tobacco PLC	GB	18,105	920,458
Imperial Tobacco Group PLC	GB	9,203	354,576
Japan Tobacco, Inc.	JP	8,200	242,930
Swedish Match AB	SE	1,958	78,918

			1,596,882

TRADING COMPANIES & DISTRIBUTORS – 1.3%
Brenntag AG	DE	426	47,144
Bunzl PLC	GB	3,039	49,672
ITOCHU Corp.	JP	13,800	145,047
Marubeni Corp.	JP	15,000	99,943
Mitsubishi Corp.	JP	12,900	260,764
Mitsui & Co., Ltd.	JP	16,000	237,758
Noble Group Ltd.	BM	35,000	31,274
Rexel SA	FR	966	16,500
Sojitz Corp.	JP	11,100	18,366
Sumitomo Corp.	JP	10,300	144,116
Toyota Tsusho Corp.	JP	2,000	38,231
Wolseley PLC	JE	2,620	97,654

			1,186,469

See Notes to Financial Statements.

SC SM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

TRANSPORTATION INFRASTRUCTURE – 0.4%
Abertis Infraestructuras SA	ES	3,271	$44,206
Abertis Infraestructuras SA*	ES	147	1,980
Aeroports de Paris	FR	261	19,741
Atlantia SpA	IT	3,040	38,801
Auckland International Airport Ltd.	NZ	8,887	17,430
Fraport AG	DE	350	18,845
Groupe Eurotunnel SA	FR	5,151	41,869
Hutchison Port Holdings Trust	SG	49,000	35,026
Kamigumi Co., Ltd.	JP	2,000	15,910
Koninklijke Vopak NV	NL	646	41,435
Mitsubishi Logistics Corp.	JP	1,000	10,574
Sydney Airport	AU	3,157	9,409
Transurban Group	AU	12,065	70,472

			365,698

WATER UTILITIES – 0.1%
Severn Trent PLC	GB	2,184	56,616
United Utilities Group PLC	GB	6,267	66,387

			123,003

WIRELESS TELECOMMUNICATION SERVICES – 2.3%
KDDI Corp.	JP	25	161,273
Millicom International Cellular SA	LU	577	54,455
Mobistar SA	BE	281	9,624
NTT DOCOMO, Inc.	JP	140	232,960
Softbank Corp.	JP	8,100	301,511
StarHub Ltd.	SG	6,000	16,263
Vodafone Group PLC	GB	458,279	1,288,110

			2,064,196

Total Common Stocks (Cost $95,414,748)			88,389,267

	Country Code**	Shares	Value

PREFERRED STOCKS – 0.5%
AUTOMOBILES – 0.4%
Bayerische Motoren Werke AG	DE	487	$24,023
Porsche Automobil Holding SE	DE	1,408	70,039
Volkswagen AG	DE	1,330	210,709

			304,771

HOUSEHOLD PRODUCTS – 0.1%
Henkel AG & Co. KGaA	DE	1,638	108,838

MEDIA – 0.0% +
ProSiebenSat.1 Media AG	DE	806	18,068

MULTI-UTILITIES – 0.0% +
RWE AG	DE	366	13,591

Total Preferred Stocks (Cost $462,082)			445,268

RIGHTS – 0.0% +
MACHINERY – 0.0% +
Zardoya Otis SA, expires 07/31/12* (Cost $887)	ES	1,321	714

SHORT TERM INVESTMENTS – 0.7%
MUTUAL FUNDS – 0.7%
State Street Institutional U.S. Government Money Market Fund, 0.04% (Cost $579,691)		579,691	579,691

TOTAL INVESTMENTS – 98.2%
(Cost $96,457,408)			89,414,940
Other assets less liabilities – 1.8%			1,680,136

NET ASSETS – 100.0%			$91,095,076

See Notes to Financial Statements.

SC SM BLACKROCK INTERNATIONAL INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

ADR	American Depositary Receipt
CDI	Chess Depositary Receipt
REIT	Real Estate Investment Trust

AT	Austria
AU	Australia
BE	Belgium
BM	Bermuda
CH	Switzerland
DE	Germany
DK	Denmark
ES	Spain
FI	Finland
FR	France
GB	Great Britain
GG	Guernsey
GR	Greece
HK	Hong Kong
IE	Ireland
IL	Israel
IM	Isle of Man
IT	Italy
JE	Jersey
JP	Japan
KY	Cayman Islands
LU	Luxembourg
MU	Mauritius
NL	Netherlands
NO	Norway
NZ	New Zealand
PT	Portugal
SE	Sweden
SG	Singapore

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.

Distribution of investments by country of issuer, as a percentage of net assets, is as follows. Figures may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

Great Britain	21.7%
Japan	21.3
Australia	8.5
France	8.5
Switzerland	8.3
Germany	7.7
Sweden	3.0
Netherlands	2.7
Spain	2.6
Hong Kong	2.5
Italy	2.0
Other (individually less than 2%)	9.4

(1)	At the period end, cash of $135,000 has been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Unrealized Appreciation ($)
Long	DJ Euro Stoxx 50 Index September Futures	9/21/12	14	21,433
Long	FTSE 100 Index September Futures	9/21/12	4	7,048
Long	MSCI EAFE E-Mini Index September Futures	9/21/12	11	34,425
Long	NIKKEI 225 Index September Futures	9/13/12	10	26,156

Net unrealized appreciation				89,062

See Notes to Financial Statements.

SC SM BLACKROCK INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(2)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$—	$775,933	$—	$775,933
Air Freight & Logistics	—	253,845	—	253,845
Airlines	9,211	140,181	—	149,392
Auto Components	—	793,216	—	793,216
Automobiles	—	2,833,098	—	2,833,098
Beverages	—	2,276,022	—	2,276,022
Biotechnology	—	270,775	—	270,775
Building Products	—	485,945	—	485,945
Capital Markets	—	1,479,544	—	1,479,544
Chemicals	—	3,238,699	—	3,238,699
Commercial Banks	—	10,455,715	—	10,455,715
Commercial Services & Supplies	—	567,633	—	567,633
Communications Equipment	—	359,189	—	359,189
Computers & Peripherals	—	316,221	—	316,221
Construction & Engineering	—	627,482	—	627,482
Construction Materials	—	504,238	—	504,238
Consumer Finance	—	45,967	—	45,967
Containers & Packaging	—	152,386	—	152,386
Distributors	—	137,405	—	137,405
Diversified Consumer Services	—	26,864	—	26,864
Diversified Financial Services	—	974,229	—	974,229
Diversified Telecommunication Services	—	2,921,910	—	2,921,910
Electric Utilities	—	1,899,202	—	1,899,202
Electrical Equipment	—	1,131,492	—	1,131,492
Electronic Equipment, Instruments & Components	—	1,050,554	—	1,050,554
Energy Equipment & Services	—	853,709	—	853,709
Food & Staples Retailing	—	1,925,318	—	1,925,318
Food Products	61,959	3,695,016	—	3,756,975
Gas Utilities	—	482,001	—	482,001
Health Care Equipment & Supplies	—	609,976	—	609,976
Health Care Providers & Services	—	423,817	—	423,817
Hotels, Restaurants & Leisure	—	981,207	—	981,207
Household Durables	—	523,602	—	523,602
Household Products	—	443,756	—	443,756
Independent Power Producers & Energy Traders	—	54,371	—	54,371
Industrial Conglomerates	—	1,327,108	—	1,327,108
Insurance	—	4,007,182	—	4,007,182
Internet & Catalog Retail	—	69,269	—	69,269

See Notes to Financial Statements.

SC SM BLACKROCK INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

Assets (Continued)	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Internet Software & Services	$—	$103,597	$—	$103,597
IT Services	—	247,889	—	247,889
Leisure Equipment & Products	—	235,144	—	235,144
Life Sciences Tools & Services	—	56,782	—	56,782
Machinery	—	2,441,218	—	2,441,218
Marine	—	269,750	—	269,750
Media	—	1,102,421	—	1,102,421
Metals & Mining	—	4,431,337	—	4,431,337
Multi-Line Retail	—	357,147	—	357,147
Multi-Utilities	—	1,178,414	—	1,178,414
Office Electronics	—	526,345	—	526,345
Oil, Gas & Consumable Fuels	—	6,565,686	—	6,565,686
Paper & Forest Products	—	226,233	—	226,233
Personal Products	—	503,243	—	503,243
Pharmaceuticals	—	7,602,598	—	7,602,598
Professional Services	—	514,673	—	514,673
Real Estate Investment Trusts	—	1,404,650	—	1,404,650
Real Estate Management & Development	—	1,721,707	—	1,721,707
Road & Rail	—	968,311	—	968,311
Semiconductors & Semiconductor Equipment	—	563,555	—	563,555
Software	—	841,982	—	841,982
Specialty Retail	—	861,020	—	861,020
Textiles, Apparel & Luxury Goods	—	1,144,070	—	1,144,070
Tobacco	—	1,596,882	—	1,596,882
Trading Companies & Distributors	—	1,186,469	—	1,186,469
Transportation Infrastructure	37,006	328,692	—	365,698
Water Utilities	—	123,003	—	123,003
Wireless Telecommunication Services	—	2,064,196	—	2,064,196

Total Common Stocks	108,176	88,281,091	—	88,389,267

Preferred Stocks (a)	—	445,268	—	445,268
Rights	—	714	—	714
Short Term Investments
Mutual Funds	579,691	—	—	579,691

Total Investments	687,867	88,727,073	—	89,414,940

Financial Derivative Instruments
Futures Contracts	34,425	54,637	—	89,062

Total Financial Derivative Instruments	$34,425	$54,637	$—	$89,062

†	See Note 2b in the Notes to Financial Statements for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

See Notes to Financial Statements.

SC SM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

Country Code**	Shares	Value

COMMON STOCKS – 98.1%
AEROSPACE & DEFENSE – 2.5%
General Dynamics Corp.	4,551	$300,184
Goodrich Corp.	1,589	201,644
Honeywell International, Inc.	9,834	549,130
L-3 Communications Holdings, Inc.	1,223	90,514
Lockheed Martin Corp.	3,360	292,589
Northrop Grumman Corp.	3,184	203,107
Precision Castparts Corp.	1,834	301,675
Raytheon Co.	4,207	238,074
Rockwell Collins, Inc.	1,831	90,360
Textron, Inc.	3,572	88,836
The Boeing Co.	9,454	702,432
United Technologies Corp.	11,503	868,822

		3,927,367

AIR FREIGHT & LOGISTICS – 1.0%
C.H. Robinson Worldwide, Inc.	2,037	119,226
Expeditors International of Washington, Inc.	2,683	103,966
FedEx Corp.	3,980	364,608
United Parcel Services, Inc., Class B	12,110	953,783

		1,541,583

AIRLINES – 0.1%
Southwest Airlines Co.	9,689	89,333

AUTO COMPONENTS – 0.2%
BorgWarner, Inc.*	1,446	94,843
Johnson Controls, Inc.	8,585	237,890
The Goodyear Tire & Rubber Co.*	2,943	34,757

		367,490

AUTOMOBILES – 0.4%
Ford Motor Co.	48,168	461,931
Harley-Davidson, Inc.	2,922	133,623

		595,554

	Country Code**	Shares	Value

BEVERAGES – 2.8%
Beam, Inc.		1,989	$124,293
Brown-Forman Corp., Class B		1,262	122,225
Coca-Cola Enterprises, Inc.		3,823	107,197
Constellation Brands, Inc., Class A*		2,050	55,473
Dr Pepper Snapple Group, Inc.		2,692	117,775
Molson Coors Brewing Co., Class B		1,974	82,138
Monster Beverage Corp.*		1,933	137,629
PepsiCo, Inc.		19,740	1,394,828
The Coca-Cola Co.		28,474	2,226,382

			4,367,940

BIOTECHNOLOGY – 1.4%
Alexion Pharmaceuticals, Inc.*		2,424	240,703
Amgen, Inc.		9,816	716,961
Biogen Idec, Inc.*		3,024	436,605
Celgene Corp.*		5,560	356,730
Gilead Sciences, Inc.*		9,558	490,134

			2,241,133

BUILDING PRODUCTS –0.0% +
Masco Corp.		4,444	61,638

CAPITAL MARKETS – 1.8%
Ameriprise Financial, Inc.		2,759	144,186
Bank of New York Mellon Corp.		15,054	330,435
BlackRock, Inc.		1,617	274,599
E*TRADE Financial Corp.*		3,257	26,186
Federated Investors, Inc., Class B		1,185	25,892
Franklin Resources, Inc.		1,798	199,560
Invesco Ltd.	BM	5,657	127,848
Legg Mason, Inc.		1,606	42,350
Morgan Stanley		19,221	280,435
Northern Trust Corp.		3,053	140,499
State Street Corp.		6,167	275,295
T. Rowe Price Group, Inc.		3,220	202,731

See Notes to Financial Statements.

SC SM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

Country Code**	Shares	Value

The Charles Schwab Corp.	13,657	$176,585
The Goldman Sachs Group, Inc.	6,208	595,099

		2,841,700

CHEMICALS – 2.3%
Air Products & Chemicals, Inc.	2,668	215,388
Airgas, Inc.	876	73,593
CF Industries Holdings, Inc.	829	160,610
E.I. du Pont de Nemours & Co.	11,827	598,091
Eastman Chemical Co.	1,726	86,939
Ecolab, Inc.	3,688	252,739
FMC Corp.	1,724	92,199
International Flavors & Fragrances, Inc.	1,039	56,937
Monsanto Co.	6,733	557,358
PPG Industries, Inc.	1,922	203,963
Praxair, Inc.	3,770	409,912
Sigma-Aldrich Corp.	1,517	112,152
The Dow Chemical Co.	15,087	475,240
The Mosaic Co.	3,759	205,843
The Sherwin-Williams Co.	1,082	143,203

		3,644,167

COMMERCIAL BANKS – 2.9%
BB&T Corp.	8,818	272,035
Comerica, Inc.	2,488	76,406
Fifth Third Bancorp	11,629	155,829
First Horizon National Corp.	3,192	27,611
Huntington Bancshares, Inc.	10,775	68,960
KeyCorp	11,988	92,787
M&T Bank Corp.	1,603	132,360
PNC Financial Services Group, Inc.	6,674	407,848
Regions Financial Corp.	17,825	120,319
SunTrust Banks, Inc.	6,792	164,570
U.S. Bancorp	23,908	768,881
Wells Fargo & Co.	67,070	2,242,821

Zions Bancorporation	2,275	44,181

		4,574,608

	Country Code**	Shares	Value

COMMERCIAL SERVICES & SUPPLIES – 0.4%
Avery Dennison Corp.		1,308	$35,761
Cintas Corp.		1,419	54,788
Iron Mountain, Inc.		2,175	71,688
Pitney Bowes, Inc.		2,593	38,817
R.R. Donnelley & Sons Co.		2,254	26,529
Republic Services, Inc.		3,984	105,417
Stericycle, Inc.*		1,068	97,903
Waste Management, Inc.		5,839	195,023

			625,926

COMMUNICATIONS EQUIPMENT – 1.8%
Cisco Systems, Inc.		67,613	1,160,915
F5 Networks, Inc.*		1,007	100,257
Harris Corp.		1,439	60,222
JDS Uniphase Corp.*		3,002	33,022
Juniper Networks, Inc.*		6,683	109,000
Motorola Solutions, Inc.		3,669	176,516
QUALCOMM, Inc.		21,637	1,204,748

			2,844,680

COMPUTERS & PERIPHERALS – 5.6%
Apple, Inc.*		11,802	6,892,368
Dell, Inc.*		18,764	234,925
EMC Corp.*		26,501	679,221
Hewlett-Packard Co.		24,957	501,885
Lexmark International, Inc., Class A		864	22,965
NetApp, Inc.*		4,594	146,181
SanDisk Corp.*		3,079	112,322
Seagate Technology PLC	IE	4,773	118,036
Western Digital Corp.*		2,960	90,221

			8,798,124

CONSTRUCTION & ENGINEERING – 0.2%
Fluor Corp.		2,151	106,130
Jacobs Engineering Group, Inc.*		1,601	60,614
Quanta Services, Inc.*		2,693	64,821

			231,565

CONSTRUCTION MATERIALS – 0.0% +
Vulcan Materials Co.		1,612	64,012

See Notes to Financial Statements.

SC SM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

CONSUMER FINANCE – 0.9%
American Express Co.		12,638	$735,658
Capital One Financial Corp.		7,325	400,384
Discover Financial Services		6,693	231,444
SLM Corp.		6,156	96,711

			1,464,197

CONTAINERS & PACKAGING – 0.1%
Ball Corp.		1,993	81,813
Bemis Co., Inc.		1,320	41,369
Owens- Ilinois, Inc.*		2,133	40,889
Sealed Air Corp.		2,487	38,399

			202,470

DISTRIBUTORS – 0.1%
Genuine Parts Co.		1,968	118,572

DIVERSIFIED CONSUMER SERVICES – 0.1%
Apollo Group, Inc., Class A*		1,355	49,037
DeVry, Inc.		721	22,329
H&R Block, Inc.		3,770	60,245

			131,611

DIVERSIFIED FINANCIAL SERVICES – 2.8%
Bank of America Corp.		136,018	1,112,627
Citigroup, Inc.		37,008	1,014,389
CME Group, Inc.		839	224,944
IntercontinentalExchange, Inc.*		918	124,830
JP Morgan Chase & Co.		48,046	1,716,684
Leucadia National Corp.		2,470	52,537
Moody’s Corp.		2,504	91,521
NASDAQ OMX Group, Inc.		1,560	35,365
NYSE Euronext		3,222	82,419

			4,455,316

DIVERSIFIED TELECOMMUNICATION SERVICES – 2.9%
AT&T, Inc.		74,001	2,638,876
CenturyLink, Inc.		7,841	309,641
Frontier Communications Corp.		12,827	49,127
Verizon Communications, Inc.		35,858	1,593,530
Windstream Corp.		7,520	72,643

			4,663,817

	Country Code**	Shares	Value

ELECTRIC UTILITIES – 2.1%
American Electric Power Co., Inc.		6,113	$243,909
Duke Energy Corp.		16,888	389,437
Edison International		4,112	189,974
Entergy Corp.		2,236	151,802
Exelon Corp.		10,759	404,754
FirstEnergy Corp.		5,278	259,625
NextEra Energy, Inc.		5,264	362,216
Northeast Utilities		3,960	153,688
Pepco Holdings, Inc.		2,909	56,929
Pinnacle West Capital Corp.		1,397	72,281
PPL Corp.		7,320	203,569
Progress Energy, Inc.		3,736	224,795
Southern Co.		10,964	507,633
Xcel Energy, Inc.		6,146	174,608

			3,395,220

ELECTRICAL EQUIPMENT – 0.5%
Cooper Industries PLC	IE	2,008	136,905
Emerson Electric Co.		9,259	431,284
Rockwell Automation, Inc.		1,801	118,974
Roper Industries, Inc.		1,237	121,944

			809,107

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.4%
Amphenol Corp., Class A		2,045	112,312
Corning, Inc.		19,154	247,661
Flir Systems, Inc.		1,924	37,518
Jabil Circuit, Inc.		2,276	46,271
Molex, Inc.		1,770	42,374

TE Connectivity Ltd.	CH	5,396	172,186

			658,322

ENERGY EQUIPMENT & SERVICES – 1.6%
Baker Hughes, Inc.		5,534	227,447
Cameron International Corp.*		3,113	132,956
Diamond Offshore Drilling, Inc.		864	51,088
FMC Technologies, Inc.*		3,028	118,789
Halliburton Co.		11,649	330,715
Helmerich & Payne, Inc.		1,340	58,263
Nabors Industries Ltd.*	BM	3,592	51,725

See Notes to Financial Statements.

SC SM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

National-Oilwell Varco, Inc.		5,379	$346,623
Noble Corp.*	CH	3,204	104,226
Rowan Cos. PLC, Class A*	GB	1,547	50,015
Schlumberger, Ltd.	AN	16,831	1,092,500

			2,564,347

FOOD & STAPLES RETAILING – 2.4%
Costco Wholesale Corp.		5,457	518,415
CVS Caremark Corp.		16,175	755,858
Kroger Co.		7,080	164,185
Safeway, Inc.		3,034	55,067
Sysco Corp.		7,393	220,385
Wal-Mart Stores, Inc.		21,780	1,518,501
Walgreen Co.		10,889	322,097
Whole Foods Market, Inc.		2,062	196,550

			3,751,058

FOOD PRODUCTS – 1.7%
Archer-Daniels-Midland Co.		8,314	245,429
Campbell Soup Co.		2,239	74,738
ConAgra Foods, Inc.		5,242	135,925
Dean Foods Co.*		2,357	40,140
General Mills, Inc.		8,170	314,872
HJ Heinz Co.		4,037	219,532
Hormel Foods Corp.		1,699	51,684
Kellogg Co.		3,115	153,663
Kraft Foods, Inc., Class A		22,378	864,238
McCormick & Co., Inc.		1,660	100,679
Mead Johnson Nutrition Co.		2,573	207,152
The Hershey Co.		1,920	138,298
The J. M. Smucker Co.		1,435	108,371
Tyson Foods, Inc., Class A		3,645	68,635

			2,723,356

GAS UTILITIES – 0.1%
AGL Resources, Inc.		1,498	58,048
ONEOK, Inc.		2,640	111,698

			169,746

HEALTH CARE EQUIPMENT & SUPPLIES – 1.8%
Bard (C.R.), Inc.		1,070	114,961
Baxter International, Inc.		6,949	369,339
Becton, Dickinson & Co.		2,558	191,210
Boston Scientific Corp.*		18,040	102,287
CareFusion Corp.*		2,803	71,981

	Country Code**	Shares	Value

Covidien PLC	IE	6,087	$325,654
Dentsply International, Inc.		1,765	66,735
Edwards Lifesciences Corp.*		1,457	150,508
Intuitive Surgical, Inc.*		501	277,449

Medtronic, Inc.		13,134	508,680
St. Jude Medical, Inc.		3,961	158,083
Stryker Corp.		4,087	225,194
Varian Medical Systems, Inc.*		1,409	85,625
Zimmer Holdings, Inc.		2,221	142,944

			2,790,650

HEALTH CARE PROVIDERS & SERVICES – 2.0%
Aetna, Inc.		4,370	169,425
AmerisourceBergen Corp.		3,166	124,582
Cardinal Health, Inc.		4,368	183,456
CIGNA Corp.		3,639	160,116
Coventry Health Care, Inc.		1,791	56,936
DaVita, Inc.*		1,176	115,495
Express Scripts Holding Co.*		10,166	567,568
Humana, Inc.		2,072	160,456
Laboratory Corp. of America Holdings*		1,212	112,243
McKesson Corp.		2,971	278,531
Patterson Cos., Inc.		1,061	36,573
Quest Diagnostics, Inc.		1,989	119,141
Tenet Healthcare Corp.*		5,204	27,269
UnitedHealth Group, Inc.		13,094	765,999
WellPoint, Inc.		4,176	266,387

			3,144,177

HEALTH CARE TECHNOLOGY – 0.1%
Cerner Corp.*		1,850	152,921

HOTELS, RESTAURANTS & LEISURE – 1.9%
Carnival Corp.	PA	5,719	195,990
Chipotle Mexican Grill, Inc.*		400	151,980
Darden Restaurants, Inc.		1,642	83,134
International Game Technology		3,697	58,228
Marriott International, Inc., Class A		3,331	130,575

See Notes to Financial Statements.

SC SM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

McDonald’s Corp.		12,827	$1,135,574
Starbucks Corp.		9,573	510,432
Starwood Hotels & Resorts Worldwide, Inc.		2,494	132,282
Wyndham Worldwide Corp.		1,858	97,991
Wynn Resorts Ltd.		1,004	104,135
Yum! Brands, Inc.		5,813	374,474

			2,974,795

HOUSEHOLD DURABLES – 0.2%
D.R. Horton, Inc.		3,575	65,709
Harman International Industries, Inc.		913	36,155
Leggett & Platt, Inc.		1,785	37,717
Lennar Corp., Class A		2,063	63,767
Newell Rubbermaid, Inc.		3,606	65,413
PulteGroup, Inc.*		4,340	46,438
Whirlpool Corp.		989	60,487

			375,686

HOUSEHOLD PRODUCTS – 2.1%
Clorox Co.		1,647	119,342
Colgate-Palmolive Co.		6,024	627,098
Kimberly-Clark Corp.		4,949	414,578
The Procter & Gamble Co.		34,585	2,118,331

			3,279,349

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.1%
AES Corp.*		8,136	104,385
NRG Energy, Inc.*		2,828	49,094

			153,479

INDUSTRIAL CONGLOMERATES – 2.7%
3M Co.		8,758	784,717
Danaher Corp.		7,257	377,944
General Electric Co.		133,730	2,786,933
Tyco International Ltd.	CH	5,842	308,750

			4,258,344

INSURANCE – 3.5%
ACE Ltd.	CH	4,275	316,906
Aflac, Inc.		5,902	251,366
American International Group, Inc.*		8,071	258,998
Aon PLC	GB	4,120	192,734
Assurant, Inc.		1,082	37,697

	Country Code**	Shares	Value

Berkshire Hathaway, Inc., Class B*		22,196	$1,849,593
Cincinnati Financial Corp.		2,022	76,978
Genworth Financial Inc., Class A*		6,078	34,401
Lincoln National Corp.		3,602	78,776
Loews Corp.		3,861	157,953
Marsh & McLennan Cos., Inc.		6,886	221,936
MetLife, Inc.		13,404	413,513
Prudential Financial, Inc.		5,919	286,657
The Allstate Corp.		6,202	217,628
The Chubb Corp.		3,410	248,316
The Hartford Financial Services Group, Inc.		5,611	98,922
The Principal Financial Group, Inc.		3,760	98,625
The Progressive Corp.		7,723	160,870
Torchmark Corp.		1,243	62,834
Travelers Cos., Inc.		4,910	313,454
Unum Group		3,585	68,581
XL Group PLC	IE	3,926	82,603

			5,529,341

INTERNET & CATALOG RETAIL – 1.0%
Amazon.com, Inc.*		4,549	1,038,764
Expedia, Inc.		1,139	54,752
Netflix, Inc.*		692	47,381
Priceline.com, Inc.*		628	417,318
TripAdvisor, Inc.*		1,204	53,807

			1,612,022

INTERNET SOFTWARE & SERVICES – 1.8%
Akamai Technologies, Inc.*		2,261	71,787
eBay, Inc.*		14,504	609,313
Google, Inc., Class A*		3,209	1,861,445
VeriSign, Inc.*		1,988	86,617
Yahoo!, Inc.*		15,381	243,481

			2,872,643

IT SERVICES – 3.8%
Accenture PLC, Class A	IE	8,134	488,772
Automatic Data Processing, Inc.		6,173	343,589
Cognizant Technology Solutions Corp., Class A*		3,843	230,580

See Notes to Financial Statements.

SC SM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Computer Sciences Corp.		1,925	$47,779
Fidelity National Information Services, Inc.		3,014	102,717
Fiserv, Inc.*		1,723	124,435
International Business Machines Corp.		14,559	2,847,449
MasterCard, Inc., Class A		1,340	576,347
Paychex, Inc.		4,076	128,027
SAIC, Inc.		3,565	43,208
Teradata Corp.*		2,129	153,309
The Western Union Co.		7,717	129,954
Total System Services, Inc.		1,991	47,645
Visa, Inc., Class A		6,285	777,015

			6,040,826

LEISURE EQUIPMENT & PRODUCTS – 0.1%
Hasbro, Inc.		1,493	50,568
Mattel, Inc.		4,298	139,427

			189,995

LIFE SCIENCES TOOLS & SERVICES – 0.4%
Agilent Technologies, Inc.		4,387	172,146
Life Technologies Corp.*		2,242	100,868
PerkinElmer, Inc.		1,451	37,436
Thermo Fisher Scientific, Inc.		4,636	240,655
Waters Corp.*		1,131	89,880

			640,985

MACHINERY – 1.8%
Caterpillar, Inc.		8,233	699,064
Cummins, Inc.		2,426	235,104
Deere & Co.		5,020	405,967
Dover Corp.		2,319	124,322
Eaton Corp.		4,262	168,903
Flowserve Corp.		697	79,981
Illinois Tool Works, Inc.		6,025	318,662
Ingersoll-Rand PLC	IE	3,770	159,019
Joy Global, Inc.		1,320	74,884
PACCAR, Inc.		4,502	176,433
Pall Corp.		1,478	81,009
Parker Hannifin Corp.		1,908	146,687
Snap-On, Inc.		746	46,438

	Country Code**	Shares	Value

Stanley Black & Decker, Inc.		2,157	$138,824
Xylem, Inc.		2,376	59,804

			2,915,101

MEDIA – 3.3%
Cablevision Systems Corp., Class A		2,696	35,830
CBS Corp., Class B		8,180	268,141
Comcast Corp., Class A		34,030	1,087,939
DIRECTV, Class A*		8,267	403,595

Discovery Communications, Inc., Class A*		3,218	173,772
Gannett Co., Inc.		2,926	43,100
News Corp., Class A		26,591	592,713
Omnicom Group, Inc.		3,445	167,427
Scripps Networks Interactive, Inc., Class A		1,170	66,526
The Interpublic Group of Cos., Inc.		5,524	59,935
The McGraw-Hill Cos., Inc.		3,530	158,850
The Walt Disney Co.		22,559	1,094,112
The Washington Post Co., Class B		60	22,429
Time Warner Cable, Inc.		3,944	323,803
Time Warner, Inc.		12,116	466,466
Viacom, Inc.		6,662	313,247

			5,277,885

METALS & MINING – 0.7%
Alcoa, Inc.		13,504	118,160
Allegheny Technologies, Inc.		1,318	42,031
Cliffs Natural Resources, Inc.		1,814	89,412
Freeport-McMoRan Copper & Gold, Inc.		11,979	408,124
Newmont Mining Corp.		6,254	303,382
Nucor Corp.		4,008	151,903
Titanium Metals Corp.		1,043	11,796
United States Steel Corp.		1,783	36,730

			1,161,538

MULTI-LINE RETAIL – 0.8%
Big Lots, Inc.*		797	32,510
Dollar Tree, Inc.*		2,928	157,526

See Notes to Financial Statements.

SC SM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Family Dollar Stores, Inc.		1,469	$97,659
J.C. Penney Co., Inc.		1,862	43,403
Kohl’s Corp.		3,027	137,698
Macy’s, Inc.		5,223	179,410
Nordstrom, Inc.		2,037	101,218
Sears Holdings Corp.*		468	27,940
Target Corp.		8,346	485,654

			1,263,018

MULTI-UTILITIES – 1.3%
Ameren Corp.		3,043	102,062
Centerpoint Energy, Inc.		5,358	110,750
CMS Energy Corp.		3,318	77,973
Consolidated Edison, Inc.		3,697	229,916
Dominion Resources, Inc.		7,213	389,502
DTE Energy Co.		2,147	127,382
Integrys Energy Group, Inc.		997	56,699
NiSource, Inc.		3,600	89,100
PG&E Corp.		5,330	241,289
Public Service Enterprise Group, Inc.		6,385	207,512
SCANA Corp.		1,478	70,708
Sempra Energy		3,030	208,706
TECO Energy, Inc.		2,766	49,954
Wisconsin Energy Corp.		2,908	115,070

			2,076,623

OFFICE ELECTRONICS – 0.1%
Xerox Corp.		17,009	133,861

OIL, GAS & CONSUMABLE FUELS – 9.0%
Alpha Natural Resources, Inc.*		2,704	23,552
Anadarko Petroleum Corp.		6,305	417,391
Apache Corp.		4,933	433,561
Cabot Oil & Gas Corp.		2,679	105,553
Chesapeake Energy Corp.		8,380	155,868
Chevron Corp.		24,905	2,627,477
ConocoPhillips		15,961	891,901
Consol Energy, Inc.		2,847	86,093

	Country Code**	Shares	Value

Denbury Resources, Inc.*		4,868	$73,555
Devon Energy Corp.		5,104	295,981
EOG Resources, Inc.		3,403	306,644
EQT Corp.		1,877	100,664
Exxon Mobil Corp.		59,021	5,050,427
Hess Corp.		3,837	166,718
Kinder Morgan, Inc.		6,373	205,338
Marathon Oil Corp.		8,902	227,624
Marathon Petroleum Corp.		4,300	193,156
Murphy Oil Corp.		2,459	123,663
Newfield Exploration Co.*		1,719	50,384
Noble Energy, Inc.		2,244	190,336
Occidental Petroleum Corp.		10,237	878,027
Peabody Energy Corp.		3,396	83,270
Phillips 66*		7,892	262,330
Pioneer Natural Resources Co.		1,561	137,696
QEP Resources, Inc.		2,287	68,541
Range Resources Corp.		2,047	126,648
Southwestern Energy Co.*		4,415	140,971
Spectra Energy Corp.		8,238	239,396
Sunoco, Inc.		1,319	62,653
Tesoro Corp.*		1,755	43,805
The Williams Cos., Inc.		7,896	227,563
Valero Energy Corp.		7,014	169,388
WPX Energy, Inc.*		2,520	40,774

			14,206,948

PAPER & FOREST PRODUCTS – 0.1%
International Paper Co.		5,521	159,612
MeadWestvaco Corp.		2,198	63,193

			222,805

PERSONAL PRODUCTS – 0.2%
Avon Products, Inc.		5,419	87,842
The Estee Lauder Cos., Inc., Class A		2,846	154,025

			241,867

PHARMACEUTICALS – 6.1%
Abbott Laboratories		19,859	1,280,310
Allergan, Inc.		3,881	359,264
Bristol-Myers Squibb Co.		21,319	766,418
Eli Lilly & Co.		12,889	553,067

See Notes to Financial Statements.

SC SM BLACKROCK LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Forest Laboratories, Inc.*		3,365	$117,741
Hospira, Inc.*		2,058	71,989
Johnson & Johnson		34,664	2,341,900
Merck & Co., Inc.		38,389	1,602,741
Mylan, Inc.*		5,410	115,612
Perrigo Co.		1,179	139,039
Pfizer, Inc.		94,513	2,173,799
Watson Pharmaceuticals, Inc.*		1,597	118,162

			9,640,042

PROFESSIONAL SERVICES – 0.1%
Equifax, Inc.		1,507	70,226
Robert Half International, Inc.		1,769	50,541
The Dun & Bradstreet Corp.		600	42,702

			163,469

REAL ESTATE INVESTMENT TRUSTS – 2.1%
American Tower Corp.		4,980	348,152
Apartment Investment & Management Co., Class A		1,670	45,140
AvalonBay Communities, Inc.		1,203	170,200
Boston Properties, Inc.		1,891	204,928
Equity Residential		3,794	236,594
HCP, Inc.		5,295	233,774
Health Care REIT, Inc.		2,699	157,352
Host Hotels & Resorts, Inc.		9,067	143,440
Kimco Realty Corp.		5,117	97,377
Plum Creek Timber Co., Inc.		2,020	80,194
ProLogis, Inc.		5,811	193,100
Public Storage		1,796	259,360
Simon Property Group, Inc.		3,826	595,555
Ventas, Inc.		3,648	230,262
Vornado Realty Trust		2,343	196,765
Weyerhaeuser Co.		6,790	151,824

			3,344,017

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.0% +
CBRE Group, Inc., Class A*		4,191	68,565

	Country Code**	Shares	Value

ROAD & RAIL – 0.8%
CSX Corp.		13,116	$293,274
Norfolk Southern Corp.		4,112	295,118
Ryder System, Inc.		655	23,587
Union Pacific Corp.		6,011	717,172

			1,329,151

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.3%
Advanced Micro Devices, Inc.*		7,264	41,623
Altera Corp.		4,074	137,864
Analog Devices, Inc.		3,769	141,978
Applied Materials, Inc.		16,101	184,517
Broadcom Corp., Class A*		6,259	211,554
First Solar, Inc.*		754	11,355
Intel Corp.		63,499	1,692,248
KLA-Tencor Corp.		2,112	104,016
Lam Research Corp.*		2,542	95,935
Linear Technology Corp.		2,924	91,609
LSI Corp.*		7,308	46,552
Microchip Technology, Inc.		2,459	81,344
Micron Technology, Inc.*		12,550	79,191
NVIDIA Corp.*		7,809	107,920
Teradyne, Inc.*		2,361	33,196
Texas Instruments, Inc.		14,443	414,370
Xilinx, Inc.		3,331	111,822

			3,587,094

SOFTWARE – 3.7%
Adobe Systems, Inc.*		6,262	202,701
Autodesk, Inc.*		2,900	101,471
BMC Software, Inc.*		2,033	86,769
CA, Inc.		4,467	121,011
Citrix Systems, Inc.*		2,350	197,259
Electronic Arts, Inc.*		4,012	49,548
Intuit, Inc.		3,714	220,426
Microsoft Corp.		94,369	2,886,748
Oracle Corp.		48,979	1,454,676
Red Hat, Inc.*		2,434	137,472
Salesforce.com, Inc.*		1,742	240,849
Symantec Corp.*		9,097	132,907

			5,831,837

See Notes to Financial Statements.

SC SM BLACKROCK LARGE CAP INDEX FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

SPECIALTY RETAIL – 2.0%
Abercrombie & Fitch Co., Class A		1,000	$34,140
AutoNation, Inc.*		524	18,487
AutoZone, Inc.*		336	123,369
Bed Bath & Beyond, Inc.*		2,934	181,321
Best Buy Co., Inc.		3,498	73,318
CarMax, Inc.*		2,846	73,825
GameStop Corp., Class A		1,580	29,009
Limited Brands, Inc.		3,050	129,716
Lowe’s Cos., Inc.		14,852	422,391
O’Reilly Automotive, Inc.*		1,588	133,027
Ross Stores, Inc.		2,847	177,852
Staples, Inc.		8,657	112,974
The Gap, Inc.		4,221	115,487
The Home Depot, Inc.		19,319	1,023,714
Tiffany & Co.		1,598	84,614
TJX Cos., Inc.		9,352	401,481
Urban Outfitters, Inc.*		1,428	39,399

			3,174,124

TEXTILES, APPAREL & LUXURY GOODS – 0.6%
Coach, Inc.		3,627	212,107
Fossil, Inc.*		645	49,368
Nike, Inc., Class B		4,628	406,246
Ralph Lauren Corp.		819	114,709
VF Corp.		1,090	145,461

			927,891

THRIFT & MORTGAGE FINANCE – 0.1%
Hudson City Bancorp, Inc.		6,497	41,386
People’s United Financial, Inc.		4,475	51,955

			93,341

Country Code**	Shares	Value

TOBACCO – 2.0%
Altria Group, Inc.	25,683	$887,348
Lorillard, Inc.	1,647	217,322
Philip Morris International, Inc.	21,527	1,878,446
Reynolds American, Inc.	4,167	186,973

		3,170,089

TRADING COMPANIES & DISTRIBUTORS – 0.2%
Fastenal Co.	3,734	150,518
W.W. Grainger, Inc.	771	147,446

		297,964

WIRELESS TELECOMMUNICATION SERVICES – 0.2%
Crown Castle International Corp.*	3,254	190,880
MetroPCS Communications, Inc.*	3,764	22,772
Sprint Nextel Corp.*	37,711	122,938

		336,590

Total Common Stocks (Cost $138,810,597)		155,402,992

SHORT TERM INVESTMENTS – 1.7%
MUTUAL FUNDS – 1.7%
State Street Institutional Treasury Plus Money Market Fund, 0.01% (Cost $2,630,565)	2,630,565	2,630,565

TOTAL INVESTMENTS – 99.8%
(Cost $141,441,162)		158,033,557
Other assets less liabilities – 0.2%		312,459

NET ASSETS – 100.0%		$158,346,016

REIT	Real Estate Investment Trust

AN	Netherlands Antilles
BM	Bermuda
CH	Switzerland
GB	Great Britain
IE	Ireland
PA	Panama

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.

See Notes to Financial Statements.

SC SM BLACKROCK LARGE CAP INDEX FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(1)	At the period end, cash of $193,000 has been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Unrealized Appreciation ($)
Long	S&P 500 E-Mini Index September Futures	9/21/12	44	100,007

(2)	Fair Value Measurements

All investments and financial derivative instruments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Financial Statements for additional information.

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

COMMON STOCKS – 96.5%
AEROSPACE & DEFENSE – 1.6%
AAR Corp.		6,371	$85,881
AeroVironment, Inc.*		2,747	72,274
American Science & Engineering, Inc.		1,400	79,030
API Technologies Corp.*		4,906	18,054
Astronics Corp.*		1,639	46,285
Ceradyne, Inc.		3,873	99,342
CPI Aerostructures, Inc.*		869	9,559
Cubic Corp.		2,519	121,113
Curtiss-Wright Corp.		7,424	230,515
DigitalGlobe, Inc.*		5,728	86,836
Esterline Technologies Corp.*		4,856	302,772
GenCorp, Inc.*		9,460	61,585
Geoeye, Inc.*		2,427	37,570
Heico Corp.		8,350	329,992
Hexcel Corp.*		15,789	407,198
Kratos Defense & Security Solutions, Inc.*		6,312	36,862
LMI Aerospace, Inc.*		1,460	25,375
Moog, Inc.*		7,163	296,190
National Presto Industries, Inc.		756	52,746
Orbital Sciences Corp.*		9,307	120,246
SIFCO Industries, Inc.		370	8,503
Sypris Solutions, Inc.		1,671	11,647
Taser International, Inc.*		8,894	46,605
Teledyne Technologies, Inc.*		5,824	359,050
The Keyw Holding Corp.*		2,921	29,327

			2,974,557

AIR FREIGHT & LOGISTICS – 0.4%
Air Transport Services Group, Inc.*		8,589	44,663
Atlas Air Worldwide Holdings, Inc.*		4,184	182,046
Echo Global Logistics, Inc.*		2,324	44,295
Forward Air Corp.		4,581	147,829
HUB Group, Inc.*		5,862	212,204
Pacer International, Inc.*		5,557	30,119
Park-Ohio Holdings Corp.*		1,421	27,042
XPO Logistics, Inc.*		2,792	46,906

			735,104

	Country Code**	Shares	Value

AIRLINES – 0.7%
Alaska Air Group, Inc.*		11,272	$404,665
Allegiant Travel Co.*		2,372	165,281
Hawaiian Holdings, Inc.*		8,268	53,824
JetBlue Airways Corp.*		37,139	196,837
Republic Airways Holdings, Inc.*		7,736	42,935
SkyWest, Inc.		8,160	53,285
Spirit Airlines, Inc.*		6,614	128,708
US Airways Group, Inc.*		25,757	343,341

			1,388,876

AUTO COMPONENTS – 0.8%
American Axle & Manufacturing Holdings, Inc.*		10,661	111,834
Amerigon, Inc.*		4,612	52,992
Cooper Tire & Rubber Co.		9,885	173,383
Dana Holding Corp.		23,431	300,151
Dorman Products, Inc.*		3,871	97,123
Drew Industries, Inc.*		3,050	84,943
Exide Technologies*		12,593	42,313
Federal-Mogul Corp.*		2,843	31,273
Fuel Systems Solutions, Inc.*		2,357	39,338
Modine Manufacturing Co.*		7,555	52,356
Shiloh Industries, Inc.		884	10,166
Spartan Motors, Inc.		5,174	27,112
Standard Motor Products, Inc.		3,192	44,943
Stoneridge, Inc.*		4,448	30,291
Superior Industries International, Inc.		3,644	59,652
Tenneco, Inc.*		9,627	258,196
Tower International, Inc.*		896	9,408

			1,425,474

AUTOMOBILES – 0.0% +
Winnebago Industries, Inc.*		4,707	47,964

BEVERAGES – 0.1%
Boston Beer Co., Inc.*		1,239	149,919
Central European Distribution Corp.*		10,490	30,001
Coca-Cola Bottling Co. Consolidated		729	46,860

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Craft Brewers Alliance, Inc.*		1,678	$13,726
National Beverage Corp.*		1,856	27,729

			268,235

BIOTECHNOLOGY – 3.9%
Achillion Pharmaceuticals, Inc.*		8,453	52,409
Acorda Therapeutics, Inc.*		6,349	149,582
Aegerion Pharmaceuticals, Inc.*		3,396	50,397
Affymax, Inc.*		5,748	74,034
Agenus, Inc.*		3,578	18,749
Alkermes PLC*	IE	19,385	328,963
Allos Therapeutics, Inc.*		12,904	23,098
Alnylam Pharmaceuticals, Inc.*		7,342	85,681
AMAG Pharmaceuticals, Inc.*		3,370	51,898
Amicus Therapeutics, Inc.*		4,724	25,982
Anacor Pharmaceuticals, Inc.*		2,201	14,285
Arena Pharmaceuticals, Inc.*		31,303	312,404
ArQule, Inc.*		9,386	55,659
Array Biopharma, Inc.*		14,114	48,976
Astex Pharmaceuticals, Inc.*		14,556	30,422
Aveo Pharmaceuticals, Inc.*		6,149	74,772
BioCryst Pharmaceuticals, Inc.*		7,776	30,948
BioSpecifics Technologies Corp.*		800	15,024
BioTime, Inc.*		4,836	22,246
Celldex Therapeutics, Inc.*		9,334	48,443
Cepheid, Inc.*		10,406	465,669
ChemoCentryx, Inc.*		825	12,375
Clovis Oncology, Inc.*		2,161	46,850
Codexis, Inc.*		3,772	14,107
Coronado Biosciences, Inc.*		2,049	10,347
Cubist Pharmaceuticals, Inc.*		10,037	380,503
Curis, Inc.*		12,588	67,975

	Country Code**	Shares	Value

Cytori Therapeutics, Inc.*		8,469	$22,866
Dendreon Corp.*		24,411	180,641
Discovery Laboratories, Inc.*		6,824	15,832
DUSA Pharmaceuticals, Inc.*		3,513	18,338
Dyax Corp.*		16,091	34,274
Dynavax Technologies Corp.*		27,694	119,638
Emergent Biosolutions, Inc.*		4,086	61,903
Enzon Pharmaceuticals, Inc.*		6,624	45,507
Exact Sciences Corp.*		9,092	97,466
Exelixis, Inc.*		23,527	130,104
Genomic Health, Inc.*		2,568	85,771
Geron Corp.*		20,648	35,515
GTx, Inc.*		4,380	15,461
Halozyme Therapeutics, Inc.*		14,240	126,166
Horizon Pharma, Inc.*		3,304	23,558
Idenix Pharmaceuticals, Inc.*		11,877	122,333
ImmunoCellular Therapeutics Ltd.*		6,281	23,554
ImmunoGen, Inc.*		12,269	205,874
Immunomedics, Inc.*		10,731	38,310
Infinity Pharmaceuticals, Inc.*		3,133	42,483
InterMune, Inc.*		10,366	123,874
Ironwood Pharmaceuticals, Inc.*		11,882	163,734
Isis Pharmaceuticals, Inc.*		15,879	190,548
Keryx Biopharmaceuticals, Inc.*		11,183	20,129
Lexicon Genetics, Inc.*		31,394	70,637
Ligand Pharmaceuticals, Inc.*		2,810	47,601
Mannkind Corp.*		17,790	40,739
Maxygen, Inc.*		4,306	25,664
Merrimack Pharmaceuticals, Inc.*		2,326	16,933
Momenta Pharmaceuticals, Inc.*		7,426	100,400
Neurocrine Biosciences, Inc.*		10,485	82,936
NewLink Genetics Corp.*		2,002	29,990

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Novavax, Inc.*		18,334	$28,601
NPS Pharmaceuticals, Inc.*		13,679	117,776
OncoGenex Pharmaceutical, Inc.*		2,327	31,275
Oncothyreon, Inc.*		9,202	43,065
Opko Health, Inc.*		16,968	78,053
Orexigen Therapeutics, Inc.*		9,596	53,162
Osiris Therapeutics, Inc.*		2,744	30,102
PDL BioPharma, Inc.		22,328	148,035
Pharmacyclics, Inc.*		8,641	471,885
Progenics Pharmaceuticals, Inc.*		4,719	46,152
Raptor Pharmaceutical Corp.*		7,573	42,333
Repligen Corp.*		4,811	20,687
Rigel Pharmaceuticals, Inc.*		11,331	105,378
Sangamo BioSciences, Inc.*		8,500	46,920
Seattle Genetics, Inc.*		15,058	382,323
Siga Technologies, Inc.*		5,276	15,142
Spectrum Pharmaceuticals, Inc.*		9,459	147,182
Sunesis Pharmaceuticals, Inc.*		4,238	12,163
Synageva BioPharma Corp.*		1,454	58,974
Synergy Pharmaceuticals, Inc.*		6,474	30,752
Synta Pharmaceuticals Corp.*		5,892	32,229
Targacept, Inc.*		4,257	18,305
Theravance, Inc.*		9,645	214,312
Threshold Pharmaceuticals, Inc.*		7,172	53,073
Trius Therapeutics, Inc.*		3,844	22,141
Vanda Pharmaceuticals, Inc.*		4,632	20,381
Verastem, Inc.*		936	9,547
Vical, Inc.*		12,291	44,248
XOMA Corp.*		10,712	32,136
Ziopharm Oncology, Inc.*		10,660	63,427

			7,290,336

	Country Code**	Shares	Value

BUILDING PRODUCTS – 0.8%
A.O. Smith Corp.		6,173	$301,798
Aaon, Inc.		2,923	55,099
Ameresco, Inc., Class A*		3,169	37,806
American Woodmark Corp.*		1,497	25,599
Apogee Enterprises, Inc.		4,515	72,556
Builders FirstSource, Inc.*		7,391	35,033
Gibraltar Industries, Inc.*		4,906	50,924
Griffon Corp.		7,388	63,389
Insteel Industries, Inc.		2,822	31,465
NCI Building Systems, Inc.*		2,920	31,624
Nortek, Inc.*		1,211	60,598
Patrick Industries, Inc.*		657	8,377
PGT, Inc.*		2,926	8,866
Quanex Building Products Corp.		5,900	105,492
Simpson Manufacturing Co., Inc.		6,362	187,743
Trex Co., Inc.*		2,238	67,341
Universal Forest Products, Inc.		3,127	121,891
USG Corp.*		11,761	224,047

			1,489,648

CAPITAL MARKETS – 2.2%
Apollo Investment Corp.		32,139	246,827
Arlington Asset Investment Corp., Class A		1,329	28,853
Artio Global Investors, Inc.		5,078	17,773
BGC Partners, Inc.		15,574	91,419
BlackRock Kelso Capital Corp.		11,831	115,471
Calamos Asset Management, Inc.		3,128	35,816
Capital Southwest Corp.		468	48,129
CIFC Corp.*		1,138	8,387
Cohen & Steers, Inc.		2,931	101,149
Cowen Group, Inc., Class A*		13,604	36,187
Diamond Hill Investment Group		432	33,821
Duff & Phelps Corp., Class A		5,010	72,645
Edelman Financial Group, Inc.		3,286	28,588

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Epoch Holding Corp.		2,539	$57,838
Evercore Partners, Inc.		4,523	105,793
FBR Capital Markets Corp.*		6,633	18,373
Fidus Investment Corp.		1,461	22,163
Fifth Street Finance Corp.		13,057	130,309
Financial Engines, Inc.*		7,330	157,228
Firsthand Technology Value Fund, Inc.*		1,356	23,947
FXCM, Inc., Class A		3,263	38,373
GAMCO Investors, Inc.		1,063	47,187
GFI Group, Inc.		11,368	40,470
Gladstone Capital Corp.		3,343	26,376
Gladstone Investment Corp.		3,499	25,858
Golub Capital BDC, Inc.		2,221	33,515
Greenhill & Co., Inc.		4,601	164,026
GSV Capital Corp.*		3,066	28,514
Harris & Harris Group, Inc.*		5,219	19,832
Hercules Technology Growth Capital, Inc.		7,885	89,416
HFF, Inc., Class A*		5,234	72,962
Horizon Technology Finance Corp.		942	15,534
ICG Group, Inc.*		5,806	53,705
INTL FCStone, Inc.*		2,209	42,744
Investment Technology Group, Inc.*		6,176	56,819
JMP Group, Inc.		2,384	14,733
KBW, Inc.		5,494	90,376
Knight Capital Group, Inc.*		15,708	187,553
Kohlberg Capital Corp.		3,489	25,330
Ladenburg Thalmann Financial Services, Inc.*		17,509	26,964
Main Street Capital Corp.		3,819	92,420
Manning & Napier, Inc.		2,138	30,424
MCG Capital Corp.		12,360	56,856
Medallion Financial Corp.		3,012	31,987
Medley Capital Corp.		2,704	32,556
MVC Capital, Inc.		3,728	48,278
New Mountain Finance Corp.		1,346	19,100
NGP Capital Resources Co.		3,285	23,258

	Country Code**	Shares	Value

Oppenheimer Holdings, Inc., Class A		1,693	$26,614
PennantPark Investment Corp.		8,926	92,384
Piper Jaffray Cos., Inc.*		2,582	60,496
Prospect Capital Corp.		19,345	220,340
Pzena Investment Management, Inc., Class A		1,359	6,020
Safeguard Scientifics, Inc.*		3,310	51,239
Solar Capital Ltd.		5,800	129,108
Solar Senior Capital Ltd.		1,469	24,826
Stifel Financial Corp.*		8,513	263,052
SWS Group, Inc.*		4,761	25,376
TCP Capital Corp.		868	12,551
ThL Credit, Inc.		1,839	24,771
TICC Capital Corp.		5,984	58,045
Triangle Capital Corp.		4,336	98,774
Virtus Investment Partners, Inc.*		978	79,218
Walter Investment Management Corp.		4,534	106,277
Westwood Holdings Group, Inc.		1,049	39,086
WisdomTree Investments, Inc.*		9,245	60,740

			4,194,799

CHEMICALS – 1.9%
A. Schulman, Inc.		4,699	93,275
Ada-es, Inc.*		1,422	36,076
American Vanguard Corp.		4,414	117,368
Arabian American Development Co*		3,173	30,746
Balchem Corp.		4,629	150,952
Calgon Carbon Corp.*		8,997	127,937
Chase Corp.		1,059	13,979
Chemtura Corp.*		15,626	226,577
Ferro Corp.*		13,862	66,538
Flotek Industries, Inc.*		7,923	74,001
FutureFuel Corp.		3,114	32,728
Georgia Gulf Corp.		5,430	139,388
GSE Holding, Inc.*		1,219	12,885
H.B. Fuller Co.		7,906	242,714
Hawkins, Inc.		1,433	54,712
Innophos Holdings, Inc.		3,457	195,182
Innospec, Inc.*		3,693	109,350

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

KMG Chemicals, Inc.		1,226	$23,637
Koppers Holdings, Inc.		3,282	111,588
Kraton Performance Polymers, Inc.*		5,111	111,982
Landec Corp.*		4,051	34,677
LSB Industries, Inc.*		2,973	91,896
Minerals Technologies, Inc.		2,809	179,158
Olin Corp.		12,679	264,864
OM Group, Inc.*		5,114	97,166
Omnova Solutions, Inc.*		7,439	56,090
PolyOne Corp.		14,236	194,749
Quaker Chemical Corp.		2,056	95,008
Sensient Technologies Corp.		7,906	290,387
Spartech Corp.*		5,114	26,439
Stepan Co.		1,328	125,071
TPC Group, Inc.*		2,069	76,450
Tredegar Corp.		3,840	55,910
Zep, Inc.		3,510	48,192
Zoltek Cos., Inc.*		4,484	40,491

			3,648,163

COMMERCIAL BANKS – 6.4%
1st Source Corp.		2,432	54,963
1st United Bancorp, Inc.*		4,685	29,094
Access National Corp.		1,151	15,078
Alliance Financial Corp.		781	26,819
American National Bankshares, Inc.		1,199	28,248
Ameris Bancorp*		3,855	48,573
Ames National Corp.		1,294	29,749
Arrow Financial Corp.		1,633	39,470
Bancfirst Corp.		1,049	43,964
Banco Latinoamericano de Comercio Exterior SA, Class E	PA	4,508	96,606
BancorpSouth, Inc.		15,009	217,931
Bank of Kentucky Financial Corp.		945	25,175
Bank of Marin Bancorp		862	31,903
Bank of The Ozarks, Inc.		4,663	140,263
Banner Corp.		2,903	63,605
Bar Harbor Bankshares		570	20,520
BBCN Bancorp, Inc.*		12,396	134,992
Berkshire Bancorp, Inc/NY*		612	5,386

	Country Code**	Shares	Value

Boston Private Financial Holdings, Inc.		12,427	$110,973
Bridge Bancorp, Inc.		1,347	31,776
Bridge Capital Holdings*		1,436	23,191
Bryn Mawr Bank Corp.		1,787	37,652
BSB Bancorp, Inc/MA*		1,262	16,090
C&f Financial Corp.		503	20,200
Camden National Corp.		1,245	45,592
Capital Bank Corp.*		2,292	5,226
Capital City Bank Group, Inc.		1,841	13,568
Cardinal Financial Corp.		4,676	57,421
Cascade Bancorp*		883	5,236
Cathay General Bancorp		12,507	206,491
Center Bancorp, Inc.		1,886	21,217
Centerstate Banks, Inc.		4,666	33,362
Central Pacific Financial Corp.*		3,393	47,909
Century Bancorp, Inc., Class A		571	16,976
Chemical Financial Corp.		4,404	94,686
Citizens & Northern Corp.		1,921	36,595
Citizens Republic Bancorp, Inc.*		6,346	108,707
City Holding Co.		2,411	81,227
CNB Financial Corp.		2,054	33,501
Cobiz Financial, Inc.		5,427	33,973
Columbia Banking System, Inc.		6,321	118,961
Community Banking Systems, Inc.		6,288	170,530
Community Trust Bancorp, Inc.		2,245	75,185
Crescent Financial Bancshares, Inc.*		382	1,727
CVB Financial Corp.		14,060	163,799
Eagle Bancorp, Inc.*		2,627	41,375
Encore Bancshares, Inc.*		1,506	31,069
Enterprise Bancorp, Inc.		907	14,866
Enterprise Financial Services Corp.		2,796	30,644
FNB Corp.		22,187	241,173
Farmers National Banc Corp.		2,778	17,307

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Fidelity Southern Corp.		1,422	$12,286
Financial Institutions, Inc.		2,259	38,132
First Bancorp		2,501	22,234
First Bancorp, Inc.		1,435	24,395
First Bancorp/Puerto Rico*	PR	10,895	43,144
First Busey Corp.		12,083	58,361
First California Financial Group, Inc.*		3,569	24,555
First Commonwealth Financial Corp.		16,764	112,822
First Community Bancshares, Inc.		2,462	35,527
First Connecticut Bancorp, Inc.		2,878	38,853
First Financial Bancorp		9,319	148,918
First Financial Bankshares, Inc.		5,018	173,422
First Financial Corp.		1,799	52,171
First Interstate BancSystem, Inc.		2,538	36,141
First Merchants Corp.		4,540	56,568
First Midwest Bancorp, Inc.		11,874	130,376
FirstMerit Corp.		17,432	287,977
FNB United Corp.*		1,520	19,745
German American Bancorp, Inc.		2,050	42,025
Glacier Bancorp, Inc.		11,440	177,206
Great Southern Bancorp, Inc.		1,636	45,121
Greene Bancshares, Inc.*		1,434	2,380
Guaranty Bancorp*		11,678	24,641
Hancock Holding Co.		12,118	368,872
Hanmi Financial Corp.*		5,052	52,945
Heartland Financial USA, Inc.		2,314	55,536
Heritage Commerce Corp.*		3,237	21,040
Heritage Financial Corp.		2,509	36,757
Heritage Oaks Bancorp*		3,037	16,916
Home Bancshares, Inc.		3,492	106,785
Horizon Bancorp/IN		567	14,912
Hudson Valley Holding Corp.		2,456	44,454
IBERIABANK Corp.		4,687	236,459

	Country Code**	Shares	Value

Independent Bank Corp. Massachusetts		3,444	$100,599
International Bancshares Corp.		8,488	165,686
Investors Bancorp, Inc.*		7,088	106,958
Lakeland Bancorp, Inc.		4,258	44,794
Lakeland Financial Corp.		2,627	70,482
MainSource Financial Group, Inc.		3,257	38,530
MB Financial, Inc.		8,687	187,118
Mercantile Bank Corp.*		1,347	24,852
Merchants Bancshares, Inc.		824	22,701
Metro Bancorp, Inc.*		2,292	27,573
MetroCorp Bancshares, Inc.*		2,486	26,526
Middleburg Financial Corp.		782	13,294
MidSouth Bancorp, Inc.		1,361	19,163
MidWestOne Financial Group, Inc.		1,021	21,951
National Bankshares, Inc.		1,124	33,855
National Penn Bancshares, Inc.		19,633	187,888
NBT Bancorp, Inc.		5,361	115,744
Northrim BanCorp, Inc.		991	21,297
Old National Bancorp		15,071	181,003
OmniAmerican Bancorp, Inc.*		1,783	38,210
Oriental Financial Group	PR	6,460	71,577
Pacific Capital Bancorp*		687	31,416
Pacific Continental Corp.		2,830	25,102
Pacific Mercantile Bancorp*		1,658	11,457
PacWest Bancorp		4,833	114,397
Park National Corp.		1,836	128,061
Park Sterling Corp.*		5,221	24,591
Peapack Gladstone Financial Corp.		1,351	20,954
Penns Woods Bancorp, Inc.		642	25,558
Peoples Bancorp, Inc.		1,726	37,937
Pinnacle Financial Partners, Inc.*		5,496	107,227

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Preferred Bank/Los Angeles*		1,823	$24,355
PrivateBancorp, Inc.		9,604	141,755
Prosperity Bancshares, Inc.		7,544	317,074
Renasant Corp.		4,038	63,437
Republic Bancorp, Inc.		1,564	34,799
S&T Bancorp, Inc.		4,596	84,888
S.Y. Bancorp, Inc.		1,972	47,229
Sandy Spring Bancorp, Inc.		3,878	69,804
SCBT Financial Corp.		2,403	84,706
Seacoast Banking Corp. of Florida*		11,390	17,199
Sierra Bancorp		1,915	18,958
Simmons First National Corp., Class A		2,711	63,031
Southside Bancshares, Inc.		2,783	62,562
Southwest Bancorp, Inc.*		3,143	29,576
State Bank Financial Corp.*		5,068	76,831
Stellarone Corp.		3,729	46,538
Sterling Bancorp		4,857	48,473
Sterling Financial Corp.*		4,279	80,830
Suffolk Bancorp*		1,601	20,765
Sun Bancorp, Inc.*		6,529	17,628
Susquehanna Bancshares, Inc.		29,825	307,197
Taylor Capital Group, Inc.*		2,602	42,647
Texas Capital Bancshares, Inc*		6,035	243,754
The Bancorp, Inc.*		4,543	42,931
The First of Long Island Corp.		1,243	36,010
Tompkins Financial Corp.		1,477	55,653
TowneBank		4,174	58,436
Trico Bancshares		2,549	39,255
Trustmark Corp.		10,304	252,242
UMB Financial Corp.		5,137	263,168
Umpqua Holdings Corp.		17,928	235,932
Union First Market Bankshares Corp.		3,174	45,864
United Bankshares, Inc.		5,778	149,535
United Community Banks, Inc.*		6,412	54,951

	Country Code**	Shares	Value

Univest Corp. of Pennsylvania		2,746	$45,391
Virginia Commerce Bancorp, Inc.*		4,260	35,912
Washington Banking Co.		2,414	33,555
Washington Trust Bancorp, Inc.		2,313	56,391
Webster Financial Corp.		11,463	248,289
WesBanco, Inc.		3,725	79,193
West Bancorporation		2,519	23,956
West Coast Bancorp*		3,057	60,070
Westamerica Bancorporation		4,456	210,279
Western Alliance Bancorp*		11,113	104,018
Wilshire Bancorp, Inc.*		9,989	54,740
Wintrust Financial Corp.		5,772	204,906

			11,983,434

COMMERCIAL SERVICES & SUPPLIES – 2.3%
ABM Industries, Inc.		8,508	166,416
Acco Brands Corp.*		17,942	185,520
Acorn Energy, Inc.		2,834	23,579
American Reprographics Co.*		5,720	28,772
Asset Acceptance Capital Corp.*		2,541	17,279
Asta Funding, Inc.		1,791	16,782
AT Cross Co., Class A*		1,538	15,180
Casella Waste Systems, Inc., Class A*		3,989	23,336
Ceco Environmental Corp.		1,075	8,493
Cenveo, Inc.*		8,854	17,088
CompX International, Inc.		143	1,802
Consolidated Graphics, Inc.*		1,296	37,649
Courier Corp.		1,711	22,671
Deluxe Corp.		8,062	201,066
Encore Capital Group, Inc.*		3,513	104,055
EnergySolutions, Inc.*		12,575	21,252
Enernoc, Inc.*		3,961	28,678
Ennis, Inc.		4,189	64,427
G&K Services, Inc.		2,981	92,977
Geo Group, Inc.*		9,726	220,975

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Healthcare Services Group, Inc.		10,651	$206,416
Heritage-Crystal Clean, Inc.*		1,216	19,882
Herman Miller, Inc.		9,199	170,365
HNI Corp.		7,206	185,554
Innerworkings, Inc.*		5,030	68,056
Interface, Inc.		9,244	125,996
Intersections, Inc.		1,565	24,805
Kimball International, Inc.		5,135	39,540
Knoll, Inc.		7,606	102,073
McGrath Rentcorp.		3,919	103,853
Metalico, Inc.*		6,555	14,421
Mine Safety Appliances Co.		4,372	175,929
Mobile Mini, Inc.*		6,037	86,933
Multi-Color Corp.		2,112	46,971
NL Industries, Inc.		1,107	13,804
Portfolio Recovery Associates, Inc.*		2,736	249,687
Quad Graphics, Inc.		4,014	57,721
Schawk, Inc.		1,808	22,962
Standard Parking Corp.*		2,521	54,252
Steelcase, Inc., Class A		12,135	109,579
Swisher Hygiene, Inc.*		17,665	44,692
SYKES Enterprises, Inc.*		6,252	99,782
Team, Inc.*		3,158	98,466
Tetra Tech, Inc.*		10,056	262,260
The Brink’s Co.		7,483	173,456
TMS International Corp., Class A*		2,033	20,269
TRC Companies, Inc.*		2,597	15,790
UniFirst Corp.		2,290	145,987
United Stationers, Inc.		6,456	173,989
US Ecology, Inc.		2,975	52,777
Viad Corp.		3,252	65,040

			4,329,304

COMMUNICATIONS EQUIPMENT – 2.1%
ADTRAN, Inc.		10,087	304,527
Ambient Corp.*		418	2,287
Anaren, Inc.*		2,316	45,394
Arris Group, Inc.*		17,951	249,698
Aruba Networks, Inc.*		17,733	266,882
Aviat Networks, Inc.*		9,518	26,650
Aware, Inc.		1,772	11,429
Bel Fuse, Inc., Class B		1,640	28,880

	Country Code**	Shares	Value

Black Box Corp.		2,772	$79,556
CalAmp Corp.*		4,564	33,454
Calix, Inc.*		6,338	52,098
Ciena Corp.*		15,720	257,336
Comtech Telecommunications Corp.		3,017	86,226
Comverse Technology, Inc.*		34,600	201,372
Digi International, Inc.*		4,092	41,902
Emulex Corp.*		13,676	98,467
Extreme Networks, Inc.*		14,942	51,401
Finisar Corp.*		14,489	216,755
Globecomm Systems, Inc.*		3,680	37,315
Harmonic, Inc.*		18,608	79,270
Infinera Corp.*		17,375	118,845
Interdigital, Inc.		7,073	208,724
Ixia*		6,681	80,306
KVH Industries, Inc.*		2,249	28,113
Loral Space & Communications, Inc.		1,746	117,593
NETGEAR, Inc.*		6,023	207,854
NumereX Corp.*		1,551	14,424
Oclaro, Inc.*		8,036	24,429
Oplink Communications, Inc.*		2,978	40,292
ParkerVision, Inc.*		12,067	28,720
PC-Tel, Inc.		2,759	17,851
Plantronics, Inc.		6,730	224,782
Procera Networks, Inc.*		3,067	74,559
Shoretel, Inc.*		7,623	33,389
Sonus Networks, Inc.*		33,265	71,520
Sycamore Networks, Inc.*		3,241	47,059
Symmetricom, Inc.*		6,573	39,372
Tellabs, Inc.		57,848	192,634
Telular Corp.		2,623	24,237
Tessco Technologies, Inc.		861	18,985
Ubiquiti Networks, Inc.*		1,676	23,883
Viasat, Inc.*		5,946	224,580
Westell Technologies, Inc., Class A*		8,276	19,697

			4,052,747

COMPUTERS & PERIPHERALS – 0.8%
3d Systems Corp.*		6,862	234,269
Avid Technology, Inc.*		4,779	35,508
Cray, Inc.*		5,893	71,187
Datalink Corp.*		2,377	22,700
Eletronics for Imaging, Inc.*		7,380	119,925

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Imation Corp.*		4,677	$27,641
Immersion Corp.*		4,343	24,451
Intermec, Inc.*		9,482	58,788
Intevac, Inc.*		3,725	28,012
OCZ Technology Group, Inc.*		10,818	57,335
QLogic Corp.*		15,430	211,237
Quantum Corp.*		37,224	75,565
Silicon Graphics International Corp.*		4,950	31,779
STEC, Inc.*		5,645	44,031
Stratasys, Inc.*		3,385	167,727
Super Micro Computer, Inc.*		4,611	73,131
Synaptics, Inc.*		5,344	152,999

			1,436,285

CONSTRUCTION & ENGINEERING – 0.7%
Aegion Corp.*		6,280	112,349
Argan, Inc.		1,560	21,809
Comfort Systems USA, Inc.		5,914	59,258
Dycom Industries, Inc.*		5,376	100,047
EMCOR Group, Inc.		10,581	294,363
Furmanite Corp.*		5,926	28,800
Granite Construction, Inc.		6,124	159,898
Great Lakes Dredge & Dock Co.		9,524	67,811
Layne Christensen Co.*		3,140	64,967
Mastec, Inc.*		9,247	139,075
Michael Baker Corp.*		1,372	35,796
Myr Group, Inc.*		3,249	55,428
Northwest Pipe Co.*		1,507	36,560
Orion Marine Group, Inc.*		4,165	28,988
Pike Electric Corp.*		2,676	20,659
Primoris Services Corp.		4,750	57,000
Sterling Construction Co., Inc.*		2,495	25,499
Tutor Perini Corp.*		5,639	71,446

			1,379,753

CONSTRUCTION MATERIALS – 0.3%
Eagle Materials, Inc.		7,191	268,512
Headwaters, Inc.*		9,746	50,192
Texas Industries, Inc.		3,551	138,524
United States Lime & Minerals, Inc.*		294	13,721

			470,949

	Country Code**	Shares	Value

CONSUMER FINANCE – 0.6%
Cash America International, Inc.		4,705	$207,208
Credit Acceptance Corp.*		1,272	107,395
DFC Global Corp.*		7,030	129,563
EZCORP, Inc., Class A*		7,669	179,915
First Cash Financial Services, Inc.*		4,593	184,501
Green Dot Corp., Class A*		3,826	84,631
Nelnet, Inc., Class A		3,893	89,539
Netspend Holdings, Inc.*		5,012	46,060
Nicholas Financial, Inc.	CA	1,637	20,986
Regional Management Corp.*		798	13,127
The First Marblehead Corp.*		9,399	10,997
World Acceptance Corp.*		1,781	117,190

			1,191,112

CONTAINERS & PACKAGING – 0.2%
AEP Industries, Inc.*		659	28,699
Boise, Inc.		15,953	104,971
Graphic Packaging Holding Co.*		26,495	145,722
Myers Industries, Inc.		5,304	91,017
UFP Technologies, Inc.*		830	14,027

			384,436

DISTRIBUTORS – 0.2%
Core-Mark Holding Co., Inc.		1,809	87,085
Pool Corp.		7,518	304,178
VOXX International Corp.*		2,982	27,792
Weyco Group, Inc.		1,058	24,525

			443,580

DIVERSIFIED CONSUMER SERVICES – 1.3%
American Public Education, Inc.*		2,855	91,360
Ascent Capital Group, Inc., Class A*		2,233	115,558
Bridgepoint Education, Inc.*		2,831	61,716

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Capella Education Co.*		2,114	$73,483
Career Education Corp.*		8,103	54,209
Carriage Services, Inc.		2,383	19,827
Coinstar, Inc.*		4,966	340,965
Collectors Universe, Inc.		824	12,096
Corinthian Colleges, Inc.*		12,492	36,102
Education Management Corp.*		4,122	28,648
Grand Canyon Education, Inc.*		6,318	132,299
Hillenbrand, Inc.		8,773	161,248
K12, Inc.*		4,231	98,582
Lincoln Educational Services Corp.		3,604	23,426
Mac-Gray Corp.		1,928	27,165
Matthews International Corp.		4,475	145,393
National American University Holdings, Inc.		1,554	6,682
Regis Corp.		9,116	163,723
Sotheby’s		10,740	358,286
Steiner Leisure Ltd.*	BS	2,408	111,755
Stewart Enterprises, Inc., Class A		11,941	85,259
Strayer Education, Inc.		1,885	205,503
Universal Technical Institute, Inc.		3,484	47,069

			2,400,354

DIVERSIFIED FINANCIAL SERVICES – 0.3%
California First National Bancorp		397	6,229
FX Alliance, Inc.*		939	14,752
Gain Capital Holdings, Inc.		2,425	12,101
Marketaxess Holdings, Inc.		5,790	154,245
Marlin Business Services Corp.		1,394	22,847
MicroFinancial, Inc.		1,399	11,332
Newstar Financial, Inc.*		4,251	55,093
PHH Corp.*		8,994	157,215
Pico Holdings, Inc.*		3,641	81,595
Resource America, Inc.		1,868	11,918

			527,327

	Country Code**	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.7%
8x8, Inc.*		11,230	$47,166
AboveNet, Inc.*		3,736	313,824
Atlantic Tele-network, Inc.		1,452	48,976
Cbeyond, Inc.*		4,523	30,621
Cincinnati Bell, Inc.*		31,181	115,993
Cogent Communications Group, Inc.*		7,420	142,835
Consolidated Communications Holdings, Inc.		4,769	70,581
FairPoint Communications, Inc.*		3,408	20,959
General Communication, Inc., Class A*		5,881	48,871
Hawaiian Telcom Holdco, Inc.*		1,598	31,177
HickoryTech Corp.		2,186	24,287
IDT Corp., Class B		2,420	23,740
inContact, Inc.*		4,881	24,454
Iridium Communications, Inc.*		7,819	70,058
Lumos Networks Corp.		2,384	22,529
MagicJack VocalTec Ltd.*	IL	2,400	45,600
Neutral Tandem, Inc.*		4,533	59,745
ORBCOMM, Inc.*		5,631	18,357
Premiere Global Services, Inc.*		7,936	66,583
Primus Telecommunications Group, Inc.		1,898	29,552
SureWest Communications		2,297	48,398
Towerstream Corp.*		7,579	31,453
Vonage Holdings Corp.*		22,035	44,290

			1,380,049

ELECTRIC UTILITIES – 1.5%
ALLETE, Inc.		6,044	252,639
Cleco Corp.		9,676	404,747
El Paso Electric Co.		6,404	212,357
IDACORP, Inc.		7,944	334,283
MGE Energy, Inc.		3,675	173,827
Otter Tail Corp.		5,748	131,457
PNM Resources, Inc.		12,638	246,947

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Portland General Electric Co.		11,972	$319,173
The Empire District Electric Co.		6,680	140,948
UIL Holdings Corp.		8,046	288,530
Unitil Corp.		2,184	57,876
UNS Energy Corp.		6,388	245,363

			2,808,147

ELECTRICAL EQUIPMENT – 1.1%
A123 Systems, Inc.*		16,888	21,279
Acuity Brands, Inc.		6,725	342,370
American Superconductor Corp.*		6,288	29,554
AZZ, Inc.		2,002	122,643
Belden, Inc.		7,227	241,020
Brady Corp., Class A		7,747	213,120
Capstone Turbine Corp.*		47,288	47,761
Coleman Cable, Inc.		1,408	12,236
Encore Wire Corp.		2,967	79,456
EnerSys*		7,605	266,707
Enphase Energy, Inc.*		1,195	7,433
Franklin Electric Co., Inc.		3,714	189,897
FuelCell Energy, Inc.*		24,704	24,951
Generac Holdings, Inc.*		3,906	93,978
Global Power Equipment Group, Inc.		2,720	59,405
II-VI, Inc.*		8,331	138,878
LSI Industries, Inc.		2,957	21,054
Powell Industries, Inc.*		1,431	53,462
Preformed Line Products Co.		373	21,600
Thermon Group Holdings, Inc.*		2,340	48,461
Vicor Corp.		3,203	22,229

			2,057,494

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 2.3%
Aeroflex Holding Corp.*		2,971	17,974
Agilysys, Inc.*		2,430	21,068
Anixter International, Inc.		4,480	237,664
Audience, Inc.*		951	18,335
Badger Meter, Inc.		2,332	87,567
Benchmark Electronics, Inc.*		9,129	127,349

	Country Code**	Shares	Value

Brightpoint, Inc.*		11,016	$59,597
Checkpoint Systems, Inc.*		6,488	56,510
Cognex Corp.		6,801	215,252
Coherent, Inc.*		3,753	162,505
CTS Corp.		5,350	50,397
Daktronics, Inc.		5,852	40,437
DTS, Inc.*		2,584	67,391
Echelon Corp.*		6,235	21,698
Electro Rent Corp.		3,038	49,307
Electro Scientific Industries, Inc.		3,642	43,048
Fabrinet*	KY	3,503	43,963
FARO Technologies, Inc.*		2,688	113,111
FEI Co.*		6,041	289,001
Gerber Scientific, Inc.		4,364	44
GSI Group, Inc.*	CA	4,623	52,980
Insight Enterprises, Inc.*		7,031	118,332
InvenSense, Inc.*		5,780	65,314
KEMET Corp.*		7,147	42,953
Key Tronic Corp.*		1,671	13,769
LeCroy Corp.*		2,628	37,475
Littelfuse, Inc.		3,440	195,702
Maxwell Technologies, Inc.*		4,521	29,658
Measurement Specialties, Inc.*		2,394	77,829
Mercury Computer Systems, Inc.*		4,907	63,447
Mesa Laboratories, Inc.		404	18,782
Methode Electronics, Inc.		5,923	50,405
MTS Systems Corp.		2,553	98,418
Multi Fineline Electronix, Inc.*		1,434	35,334
Neonode, Inc.*		3,564	21,919
NeoPhotonics Corp.*		2,935	14,499
Newport Corp.*		6,091	73,214
OSI Systems, Inc.*		3,152	199,648
Park Electrochemical Corp.		3,301	85,430
PC Connection, Inc.		1,378	14,634
Plexus Corp.*		5,540	156,228
Power-One, Inc.*		10,575	47,799
RadiSys Corp.*		3,579	22,476
Reald, Inc.*		6,943	103,867
Richardson Electronics Ltd.		2,187	26,966

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Rofin-Sinar Technologies, Inc.*		4,525	$85,658
Rogers Corp.*		2,572	101,877
Sanmina-SCI Corp.*		12,919	105,807
ScanSource, Inc.*		4,360	133,590
SYNNEX Corp.*		4,172	143,892
TTM Technologies, Inc.*		8,398	79,025
Universal Display Corp.*		6,306	226,638
Viasystems Group, Inc.*		586	9,962
Vishay Precision Group, Inc.*		1,976	27,565
Zygo Corp.*		2,590	46,257

			4,349,567

ENERGY EQUIPMENT & SERVICES – 1.8%
Basic Energy Services, Inc.*		4,897	50,537
Bolt Technology Corp.		1,319	19,798
Bristow Group, Inc.		5,658	230,111
C&J Energy Services, Inc.*		7,062	130,647
Cal Dive International, Inc.*		15,409	44,686
Dawson Geophysical Co.*		1,270	30,251
Dril-Quip, Inc.*		6,368	417,677
Exterran Holdings, Inc.*		10,261	130,828
Forbes Energy Services Ltd*		2,160	10,152
Forum Energy Technologies, Inc.*		3,503	68,974
Global Geophysical Services, Inc.*		2,954	18,078
Gulf Island Fabrication, Inc.		2,294	64,714
Gulfmark Offshore, Inc., Class A*		4,249	144,636
Heckmann Corp.*		21,170	71,555
Helix Energy Solutions Group, Inc.*		16,754	274,933
Hercules Offshore, Inc.*		25,106	88,875
Hornbeck Offshore Services, Inc.*		5,606	217,401
Ion Geophysical Corp.*		20,951	138,067
Key Energy Services, Inc.*		23,941	181,952

	Country Code**	Shares	Value

Lufkin Industries, Inc.		5,328	$289,417
Matrix Service Co.*		4,152	47,125
Mitcham Industries, Inc.*		2,036	34,551
Natural Gas Services Group, Inc.*		1,967	29,151
Newpark Resources, Inc.*		14,414	85,043
OYO Geospace Corp.*		1,010	90,890
Parker Drilling Co.*		18,623	83,990
Phi, Inc.*		2,098	58,345
Pioneer Drilling Co.*		9,829	78,337
RigNet, Inc.*		1,891	32,884
Tesco Corp.*	CA	4,872	58,464
TETRA Technologies, Inc.*		12,288	87,613
TGC Industries, Inc.		2,306	22,391
Union Drilling, Inc.*		2,181	9,771
Vantage Drilling Co.*	KY	30,117	45,176
Willbros Group, Inc.*		6,156	39,768

			3,426,788

FOOD & STAPLES RETAILING – 1.1%
Arden Group, Inc., Class A		183	15,959
Casey’s General Stores, Inc.		6,039	356,241
Chefs’ Warehouse Holdings, LLC*		1,741	31,425
Harris Teeter Supermarkets, Inc.		6,967	285,577
Ingles Markets, Inc.		2,018	32,349
Nash Finch Co.		1,965	42,208
PriceSmart, Inc.		2,882	194,564
Rite Aid Corp.*		104,496	146,294
Roundy’s, Inc.		3,073	31,375
Spartan Stores, Inc.		3,486	63,201
SUPERVALU, Inc.		33,575	173,919
Susser Holdings Corp.*		1,781	66,200
The Andersons, Inc.		2,948	125,762
The Pantry, Inc.*		3,692	54,272
United Natural Foods, Inc.*		7,739	424,562
Village Super Market, Inc.		1,319	42,973
Weis Markets, Inc.		1,770	78,800

			2,165,681

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

FOOD PRODUCTS – 1.5%
Alico, Inc.		513	$15,667
Annie’s, Inc.*		788	32,986
B&G Foods, Inc.		7,680	204,288
Cal-Maine Foods, Inc.		2,293	89,656
Calavo Growers, Inc.		1,917	49,037
Chiquita Brands International, Inc.*		7,375	36,875
Darling International, Inc.*		18,645	307,456
Diamond Foods, Inc.		3,533	63,029
Dole Food Co., Inc.*		5,572	48,922
Farmer Brothers Co.*		1,092	8,692
Fresh Del Monte Produce, Inc.	KY	6,015	141,172
Griffin Land & Nurseries, Inc.		414	11,588
Hain Celestial Group, Inc.*		5,847	321,819
Inventure Foods, Inc.*		2,043	12,871
J & J Snack Foods Corp.		2,344	138,531
John B. Sanfilippo & Son, Inc.*		1,231	21,973
Lancaster Colony Corp.		2,918	207,791
Lifeway Foods, Inc.		802	8,317
Limoneira Co.		1,326	21,508
Omega Protein Corp.*		3,190	23,478
Pilgrim’s Pride Corp.*		9,516	68,039
Post Holdings, Inc.*		4,356	133,947
Sanderson Farms, Inc.		3,639	166,739
Seneca Foods Corp.*		1,470	39,543
Smart Balance, Inc.*		9,239	86,754
Snyders-Lance, Inc.		7,027	177,291
Tootsie Roll Industries, Inc.		3,819	91,121
TreeHouse Foods, Inc.*		5,692	354,555
Westway Group, Inc.		1,706	10,219

			2,893,864

GAS UTILITIES – 1.1%
Chesapeake Utilities Corp.		1,529	66,848
Delta Natural Gas Co, Inc.		1,025	22,273
New Jersey Resources Corp.		6,595	287,608
Northwest Natural Gas Co.		4,254	202,490
Piedmont Natural Gas Co.		11,380	366,322

	Country Code**	Shares	Value

South Jersey Industries, Inc.		4,822	$245,777
Southwest Gas Corp.		7,318	319,431
The Laclede Group, Inc.		3,566	141,963
WGL Holdings, Inc.		8,179	325,115

			1,977,827

HEALTH CARE EQUIPMENT & SUPPLIES – 3.2%
Abaxis, Inc.*		3,459	127,983
ABIOMED, Inc.*		5,306	121,083
Accuray, Inc.*		11,285	77,189
Align Technology, Inc.*		11,394	381,243
Alphatec Holdings, Inc.*		8,640	15,898
Analogic Corp.		1,959	121,458
Angiodynamics, Inc.*		3,850	46,238
Anika Therapeutics, Inc.*		1,864	25,332
Antares Pharma, Inc.*		14,674	53,413
Arthrocare Corp.*		4,381	128,276
AtriCure, Inc.*		2,409	23,150
Atrion Corp.		255	52,270
BioLase Technology, Inc.*		1	2
Cantel Medical Corp.		3,362	91,614
Cardiovascular Systems, Inc.*		2,615	25,601
Cerus Corp.*		8,846	29,369
Conceptus, Inc.*		4,976	98,624
CONMED Corp.		4,481	123,989
Cryolife, Inc.*		4,621	24,168
Cyberonics, Inc.*		4,376	196,657
Cynosure, Inc., Class A*		1,575	33,311
Derma Sciences, Inc.*		1,418	13,499
Dexcom, Inc.*		10,865	140,810
Endologix, Inc.*		8,783	135,610
EnteroMedics, Inc.*		3,916	13,510
Exactech, Inc.*		1,336	22,405
Greatbatch, Inc.*		3,724	84,572
Haemonetics Corp.*		4,010	297,181
Hansen Medical, Inc.*		9,026	20,489
Heartware International, Inc.*		2,238	198,734
ICU Medical, Inc.*		1,979	105,639
Insulet Corp.*		7,567	161,707
Integra Lifesciences Holdings Corp.*		3,105	115,444

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Invacare Corp.		5,012	$77,335
Iris International, Inc.*		2,595	29,323
Mako Surgical Corp.*		5,738	146,950
Masimo Corp.*		7,931	177,496
Meridian Bioscience, Inc.		6,530	133,604
Merit Medical Systems, Inc.*		6,682	92,278
Natus Med, Inc.*		4,692	54,521
Navidea Biopharmaceuticals, Inc.*		15,347	57,091
Neogen Corp.*		3,734	172,511
NuVasive, Inc.*		6,843	173,538
Nxstage Medical, Inc.*		7,793	130,611
OraSure Technologies, Inc.*		7,655	86,042
Orthofix International NV*	AN	2,959	122,059
Palomar Medical Technologies, Inc.*		3,154	26,809
PhotoMedex, Inc.*		2,053	24,944
Quidel Corp.*		4,451	69,792
Rochester Medical Corp.*		1,589	17,098
Rockwell Medical Technologies, Inc.*		3,283	30,565
RTI Biologics, Inc.*		8,873	33,362
Solta Medical, Inc.*		9,630	28,216
Spectranetics Corp.*		5,452	62,262
Staar Surgical Co.*		5,792	45,004
STERIS Corp.		9,173	287,757
Surmodics, Inc.*		2,444	42,281
Symmetry Medical, Inc.*		5,843	50,133
Tornier NV*	NL	2,381	53,382
Unilife Corp.*		11,695	39,529
Utah Medical Products, Inc.		483	16,195
Vascular Solutions, Inc.*		2,623	32,945
Volcano Corp.*		8,438	241,749
West Pharmaceutical Services, Inc.		5,365	270,879
Wright Medical Group, Inc.*		6,225	132,904
Young Innovations, Inc.		885	30,524
Zeltiq Aesthetics, Inc.*		2,641	14,790

			6,110,947

	Country Code**	Shares	Value

HEALTH CARE PROVIDERS & SERVICES – 2.8%
Acadia Healthcare Co, Inc.*		3,615	$63,407
Accretive Health, Inc.*		8,938	97,961
Air Methods Corp.*		2,033	199,742
Almost Family, Inc.*		1,343	30,003
Amedisys, Inc.*		4,810	59,885
AMN Healthcare Services, Inc.*		6,454	38,272
AmSurg Corp.*		4,993	149,690
Assisted Living Concepts, Inc., Class A		3,007	42,760
Bio-Reference Labs, Inc.*		3,895	102,361
Bioscrip, Inc.*		6,945	51,601
Capital Senior Living Corp.*		4,419	46,841
Centene Corp.*		8,176	246,588
Chemed Corp.		3,050	184,342
Chindex International, Inc.*		1,854	18,169
Corvel Corp.*		1,010	49,490
Cross Country Healthcare, Inc.*		4,180	18,267
Emeritus Corp.*		4,845	81,541
ExamWorks Group, Inc.*		4,607	60,951
Five Star Quality Care, Inc.*		6,956	21,355
Gentiva Health Services, Inc.*		4,903	33,978
Hanger Orthopedic Group, Inc.*		5,395	138,328
HEALTHSOUTH Corp.*		15,135	352,040
Healthways, Inc.*		5,177	41,312
HMS Holdings Corp.*		13,624	453,815
IntegraMed America, Inc.*		1,348	18,670
IPC The Hospitalist Co.*		2,621	118,784
Kindred Healthcare, Inc.*		8,345	82,031
Landauer, Inc.		1,507	86,396
LHC Group, Inc.*		2,564	43,485
Magellan Health Services, Inc.*		4,326	196,098
Metropolitan Health Networks, Inc.*		7,008	67,067
MModal, Inc.*		6,225	80,801

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Molina Healthcare, Inc.*		4,751	$111,458
MWI Veterinary Supply, Inc.*		2,017	207,287
National Healthcare Corp.		1,649	74,584
National Research Corp.		389	20,364
Owens & Minor, Inc.		10,056	308,015
PDI, Inc.*		1,464	12,063
Pharmerica Corp.*		4,699	51,313
Providence Service Corp.*		2,072	28,407
PSS World Medical, Inc.*		7,998	167,878
Select Medical Holdings Corp.*		5,592	56,535
Skilled Healthcare Group, Inc., Class A*		3,070	19,280
Sun Healthcare Group, Inc.*		4,098	34,300
Sunrise Senior Living, Inc.*		9,246	67,403
Team Health Holdings, Inc.*		4,487	108,092
The Ensign Group, Inc.		2,738	77,403
Triple-S Management Corp., Class B*	PR	3,076	56,229
U.S. Physical Therapy, Inc.		1,878	47,758
Universal American Corp.*		5,934	62,485
Vanguard Health Systems, Inc.*		4,977	44,246
WellCare Health Plans, Inc.*		6,836	362,308

			5,193,439

HEALTH CARE TECHNOLOGY – 0.7%
athenahealth, Inc.*		5,685	450,082
Computer Programs and Systems, Inc.		1,761	100,764
ePocrates, Inc.*		2,826	22,665
Greenway Medical Technologies, Inc.*		1,228	20,029
HealthStream, Inc.*		3,108	80,808
MedAssets, Inc.*		9,200	123,740
Medidata Solutions, Inc.*		3,520	114,998
Mediware Information Systems, Inc.*		509	7,431

	Country Code**	Shares	Value

Merge Healthcare, Inc.*		9,012	$25,774
Omnicell, Inc.*		5,307	77,695
Quality Systems, Inc.		6,271	172,515
Vocera Communications, Inc.*		1,053	28,210

			1,224,711

HOTELS, RESTAURANTS & LEISURE – 3.1%
AFC Enterprises, Inc.*		3,856	89,228
Ameristar Casinos, Inc.		5,202	92,440
Benihana, Inc.		1,726	27,806
Biglari Holdings, Inc.*		188	72,641
BJ’s Restaurants, Inc.*		3,884	147,592
Bluegreen Corp.*		2,230	11,061
Bob Evans Farms, Inc.		4,639	186,488
Boyd Gaming Corp.*		8,806	63,403
Bravo Brio Restaurant Group, Inc.*		3,092	55,130
Buffalo Wild Wings, Inc.*		2,946	255,241
Caesars Entertainment Corp.*		5,878	67,009
Caribou Coffee Co., Inc.*		3,344	43,171
Carrols Restaurant Group, Inc.*		2,464	14,636
CEC Entertainment, Inc.		2,893	105,218
Churchill Downs, Inc.		2,058	120,990
Cracker Barrel Old Country Store, Inc.		3,062	192,294
Dennys Corp.*		15,501	68,824
DineEquity, Inc.*		2,416	107,850
Domino’s Pizza, Inc.		9,187	283,970
Einstein Noah Restaurant Group, Inc.		981	17,226
Fiesta Restaurant Group, Inc.*		2,551	33,750
Frisch’s Restaurants, Inc.		453	12,838
Gaylord Entertainment Co.*		4,940	190,486
Ignite Restaurant Group, Inc.*		1,033	18,708
International Speedway Corp., Class A		4,400	115,192
Interval Leisure Group, Inc.		6,162	117,140
Isle of Capri Casinos, Inc.*		3,467	21,391

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Jack In The Box, Inc.*		6,994	$194,993
Jamba, Inc.*		10,638	20,850
Krispy Kreme Doughnuts, Inc.*		9,497	60,686
Life Time Fitness, Inc.*		6,795	316,035
Luby’s, Inc.*		3,147	21,085
Marcus Corp.		3,114	42,849
Marriott Vacations Worldwide Corp.*		4,203	130,209
Monarch Casino & Resort, Inc.*		1,330	12,156
Morgans Hotel Group*		3,567	16,765
MTR Gaming Group, Inc.*		3,528	16,758
Multimedia Games Holding Company, Inc.*		4,369	61,166
Nathan’s Famous, Inc.*		393	11,594
Orient-Express Hotels Ltd.*	BM	15,324	128,262
Papa John’s International, Inc.*		2,853	135,717
Peet’s Coffee & Tea, Inc.*		2,102	126,204
Pinnacle Entertainment, Inc.*		9,890	95,142
Premier Exhibitions, Inc.*		3,941	10,641
Red Lion Hotels Corp.*		2,273	19,661
Red Robin Gourmet Burgers, Inc.*		2,325	70,936
Ruby Tuesday, Inc.*		10,092	68,727
Ruth’s Chris Steak House, Inc.*		5,452	35,983
Scientific Games Corp., Class A*		9,003	76,976
Shuffle Master, Inc.*		8,714	120,253
Six Flags Entertainment Corp.		6,304	341,551
Sonic Corp.*		9,611	96,302
Speedway Motorsports, Inc.		1,863	31,503
Texas Roadhouse, Inc., Class A		9,934	183,084
The Cheesecake Factory, Inc.*		8,535	272,779
Town Sports International Holdings, Inc.*		3,662	48,668
Vail Resorts, Inc.		5,703	285,606
WMS Industries, Inc.*		8,708	173,725

			5,758,589

	Country Code**	Shares	Value

HOUSEHOLD DURABLES – 1.0%
American Greetings Corp.		5,603	$81,916
Bassett Furniture Industries, Inc.		1,729	17,826
Beazer Homes USA, Inc.*		16,080	52,260
Blyth, Inc.		1,659	57,335
Cavco Industries, Inc.*		1,093	56,049
CSS Industries, Inc.		1,515	31,133
Ethan Allen Interiors, Inc.		3,856	76,850
Flexsteel Industries, Inc.		682	13,490
Helen of Troy Ltd.*	BM	5,010	169,789
Hooker Furniture Corp.		1,617	19,065
Hovnanian Enterprises, Inc., Class A*		15,857	45,985
Irobot Corp.*		4,345	96,242
KB Home		12,238	119,932
La-Z-Boy, Inc.*		8,268	101,614
Libbey, Inc.*		3,245	49,876
Lifetime Brands, Inc.		1,533	19,117
M.D.C. Holdings, Inc.		6,076	198,503
M/I Homes, Inc.*		3,013	52,185
Meritage Homes Corp.*		4,496	152,594
Sealy Corp.*		8,359	15,464
Skullcandy, Inc.*		2,561	36,238
Standard Pacific Corp.*		17,260	106,839
The Ryland Group, Inc.		7,088	181,311
Universal Electronics, Inc.*		2,382	31,371
Zagg, Inc.*		4,056	44,251

			1,827,235

HOUSEHOLD PRODUCTS – 0.2%
Central Garden and Pet Co., Class A*		6,195	67,464
Harbinger Group, Inc.*		6,331	49,318
Oil-Dri Corp. of America		795	17,410
Orchids Paper Products Co		876	15,488
Spectrum Brands Holdings, Inc.*		3,618	117,838
WD-40 Co.		2,518	125,422

			392,940

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.3%
American Dg Energy, Inc.*		3,590	$8,149
Atlantic Power Corp.*	CA	17,992	230,478
Genie Energy Ltd., Class B		2,296	17,840
GenOn Energy, Inc.*		122,128	208,839
Ormat Technologies, Inc.		2,775	59,357

			524,663

INDUSTRIAL CONGLOMERATES – 0.2%
Raven Industries, Inc.		2,875	200,071
Seaboard Corp.*		48	102,383
Standex International Corp.		2,002	85,225

			387,679

INSURANCE – 2.3%
Alterra Capital Holdings Ltd.	BM	13,700	319,895
American Equity Investment Life Holding Co.		9,519	104,804
American Safety Insurance Holdings, Ltd.*	BM	1,516	28,425
AMERISAFE, Inc.*		2,943	76,371
Amtrust Financial Services, Inc.		3,940	117,057
Argo Group International Holdings, Inc.	BM	4,135	121,031
Baldwin & Lyons, Inc., Class B		1,502	34,906
Citizens, Inc.*		6,178	60,236
CNO Financial Group, Inc.		33,727	263,071
Crawford & Co., Class B		4,423	18,090
Donegal Group, Inc.		1,304	17,317
Eastern Insurance Holdings, Inc.		1,063	18,071
eHealth, Inc.*		3,203	51,600
EMC Insurance Group, Inc.		816	16,483
Enstar Group Ltd.*	BM	1,335	132,085
FBL Financial Group, Inc.		1,649	46,189
First American Financial Corp.		16,917	286,912

	Country Code**	Shares	Value

Flagstone Reinsurance Holdings SA	LU	8,573	$68,670
Fortegra Financial Corp.*		1,250	10,000
Global Indemnity PLC*	IE	1,909	38,657
Greenlight Capital Re, Ltd., Class A*	KY	4,503	114,466
Hallmark Financial Services, Inc.*		2,316	18,065
Hilltop Holdings, Inc.*		6,483	66,840
Homeowners Choice, Inc.		1,211	21,314
Horace Mann Educators Corp.		6,306	110,229
Independence Holding Co.		1,216	11,978
Infinity Property & Casualty Corp.		1,932	111,418
Investors Title Co		195	11,101
Kansas City Life Insurance Co.		650	22,874
Maiden Holdings Ltd.	BM	8,107	70,369
Meadowbrook Insurance Group, Inc.		8,142	71,568
Montpelier Re Holdings Ltd.	BM	8,092	172,279
National Financial Partners Corp.*		6,427	86,122
National Interstate Corp.		1,072	28,504
National Western Life Insurance Co.		343	48,679
Navigators Group, Inc.*		1,651	82,633
OneBeacon Insurance Group Ltd., Class A	BM	3,719	48,421
Phoenix Cos., Inc.*		18,278	33,814
Platinum Underwriters Holdings Ltd.	BM	5,589	212,941
Presidential Life Corp.		3,485	34,258
Primerica, Inc.		7,452	199,192
RLI Corp.		3,404	232,153
Safety Insurance Group, Inc.		2,063	83,840
SeaBright Insurance Holdings, Inc.		3,299	29,328
Selective Insurance Group, Inc.		8,782	152,895
State Auto Financial Corp.		2,421	34,015
Stewart Information Services Corp.		2,967	45,543
Symetra Financial Corp.		12,261	154,734
Tower Group, Inc.		5,630	117,498
United Fire Group, Inc.		3,286	70,090
Universal Insurance Holdings, Inc.		3,334	11,369

			4,338,400

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

INTERNET & CATALOG RETAIL – 0.4%
1-800-Flowers.com, Inc., Class A*		4,057	$14,159
Blue Nile, Inc.*		2,182	64,827
Cafepress, Inc.*		717	10,669
Geeknet, Inc.*		748	14,825
HSN, Inc.		6,021	242,947
NutriSystem, Inc.		4,474	51,720
Orbitz Worldwide, Inc.*		3,552	12,965
Overstock.com, Inc.*		1,896	13,101
PetMed Express Common, Inc.		3,256	39,593
Shutterfly, Inc.*		5,676	174,197
US Auto Parts Network, Inc.*		2,453	10,254
Vitacost.com, Inc.*		3,418	20,166

			669,423

INTERNET SOFTWARE & SERVICES – 2.5%
Active Network, Inc.*		6,117	94,141
Ancestry.com, Inc.*		4,596	126,528
Angie’s List, Inc.*		5,627	89,132
Bankrate, Inc.*		7,320	134,615
Bazaarvoice, Inc.*		1,530	27,846
Blucora, Inc.*		6,360	78,355
Brightcove, Inc.*		921	14,045
Carbonite, Inc.*		1,774	15,860
ComScore, Inc.*		5,592	92,044
Constant Contact, Inc.*		4,818	86,146
Cornerstone OnDemand, Inc.*		5,327	126,836
Costar Group, Inc.*		4,213	342,096
DealerTrack Holdings, Inc.*		6,729	202,610
Demand Media, Inc.*		4,706	52,707
Demandware, Inc.*		1,029	24,377
Dice Holdings, Inc.*		7,312	68,660
Digital River, Inc.*		5,784	96,130
Earthlink, Inc.		16,865	125,476
Easylink Services International Corp.*		5,016	36,316
Envestnet, Inc.*		3,370	40,440
ExactTarget, Inc.*		1,543	33,730
Internap Network Services Corp.*		8,399	54,677
Intralinks Holdings, Inc.*		5,710	25,010
iPass, Inc.*		8,043	19,142
j2 Global, Inc.		7,335	193,791
Keynote Systems, Inc.		2,477	36,783

	Country Code**	Shares	Value

Kit Digital, Inc.*		7,581	$32,522
Limelight Networks, Inc.*		9,403	27,551
Liquidity Services, Inc.*		3,741	191,502
LivePerson, Inc.*		8,741	166,603
Logmein, Inc.*		3,491	106,545
Marchex, Inc., Class B		3,692	13,328
Market Leader, Inc.*		3,393	17,236
Meetme, Inc.*		2,936	6,900
Millennial Media, Inc.*		1,811	23,887
Monster Worldwide, Inc.*		19,210	163,285
Move, Inc.*		6,245	56,892
NIC, Inc.		10,217	129,756
Opentable, Inc.*		3,587	161,451
Perficient, Inc.*		5,051	56,723
Quinstreet, Inc.*		5,139	47,587
RealNetworks, Inc.		3,445	29,765
Responsys, Inc.*		5,640	68,357
Saba Software, Inc.*		4,754	44,117
SciQuest, Inc.*		2,804	50,360
Spark Networks, Inc.*		1,730	8,927
SPS Commerce, Inc.*		1,684	51,160
Stamps.com, Inc.*		2,264	55,853
Support.com, Inc.*		8,036	25,635
Synacor, Inc.*		1,076	14,741
TechTarget, Inc.*		2,386	12,025
Travelzoo, Inc.*		1,135	25,787
United Online, Inc.		14,343	60,527
Unwired Planet, Inc.*		14,292	32,872
ValueClick, Inc.*		12,792	209,661
VistaPrint NV*	NL	5,853	189,052
Vocus, Inc.*		3,273	60,878
Web.com Group, Inc.*		5,567	101,987
WebMD Health Corp.*		8,000	164,080
XO Group, Inc.*		4,160	36,899
Yelp, Inc.*		1,340	30,458
Zix Corp.*		9,862	25,641

			4,738,043

IT SERVICES – 1.8%
Acxiom Corp.*		12,213	184,538
CACI International, Inc., Class A*		4,222	232,294
Cardtronics, Inc.*		7,001	211,500
Cass Information Systems, Inc.		1,446	58,202
Ciber, Inc.*		11,451	49,354
Computer Task Group, Inc.*		2,461	36,890

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Convergys Corp.		18,488	$273,068
CSG Systems International, Inc.*		5,407	93,433
EPAM Systems, Inc.*		771	13,099
Euronet Worldwide, Inc.*		8,093	138,552
Exlservice Holdings, Inc.*		3,694	91,020
Forrester Research, Inc.		2,231	75,542
Heartland Payment Systems, Inc.		6,157	185,203
Higher One Holdings, Inc.*		5,086	62,151
iGATE Corp.*		5,088	86,598
Innodata, Inc.*		3,460	23,666
Lionbridge Technologies, Inc.*		9,379	29,544
Mantech International Corp., Class A		3,698	86,792
Mattersight Corp.*		1,547	12,345
MAXIMUS, Inc.		5,373	278,053
ModusLink Global Solutions, Inc.*		6,709	20,060
MoneyGram International, Inc.*		3,421	49,947
PRGX Global, Inc.*		3,293	26,179
Sapient Corp.		19,510	196,466
ServiceSource International, Inc.*		7,853	108,764
Syntel, Inc.		2,446	148,472
Teletech Holdings, Inc.*		3,674	58,784
The Hackett Group, Inc.*		4,056	22,592
TNS, Inc.*		3,866	69,356
Unisys Corp.*		6,952	135,912
Virtusa Corp.*		2,931	39,129
Wright Express Corp.*		6,163	380,380

			3,477,885

LEISURE EQUIPMENT & PRODUCTS – 0.5%
Arctic Cat, Inc.*		2,016	73,705
Black Diamond, Inc.*		3,258	30,788
Brunswick Corp.		14,171	314,880
Callaway Golf Co.		10,276	60,731
JAKKS Pacific, Inc.		4,207	67,354
Johnson Outdoors, Inc., Class A*		923	19,014
Leapfrog Enterprises, Inc.*		8,027	82,357

	Country Code**	Shares	Value

Marine Products Corp.		1,819	$11,060
Smith & Wesson Holding Corp.*		10,310	85,676
Steinway Musical Instruments, Inc.*		1,090	26,705
Sturm Ruger & Co., Inc.		3,048	122,377

			894,647

LIFE SCIENCES TOOLS & SERVICES – 0.4%
Affymetrix, Inc.*		11,091	52,017
BG Medicine, Inc.*		1,695	11,831
Cambrex Corp.*		4,704	44,265
eResearchTechnology, Inc.*		7,886	63,009
Fluidigm Corp.*		3,207	48,233
Furiex Pharmaceuticals, Inc.*		1,204	25,224
Harvard Bioscience, Inc.*		3,691	13,915
Luminex Corp.*		6,607	161,806
MEDTOX Scientific, Inc.*		1,192	32,136
Pacific Biosciences of California, Inc.*		5,942	12,894
Parexel International Corp.*		9,492	267,959
Sequenom, Inc.*		18,101	73,490

			806,779

MACHINERY – 3.1%
Accuride Corp.*		7,441	44,646
Actuant Corp., Class A		10,825	294,007
Alamo Group, Inc.		1,065	33,409
Albany International Corp., Class A		4,387	82,081
Altra Holdings, Inc.		4,311	68,028
American Railcar Industries, Inc.*		1,511	40,948
Ampco-Pittsburgh Corp.		1,296	23,756
Astec Industries, Inc.*		3,171	97,286
Barnes Group, Inc.		8,600	208,894
Blount International, Inc.*		7,731	113,259
Briggs & Stratton Corp.		7,745	135,460
Cascade Corp.		1,458	68,599
Chart Industries, Inc.*		4,745	326,266
CIRCOR International, Inc.		2,748	93,679

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

CLARCOR, Inc.		7,960	$383,354
Columbus McKinnon Corp.*		3,076	46,417
Commercial Vehicle Group, Inc.*		3,933	33,902
Douglas Dynamics, Inc.		3,451	49,177
Dynamic Materials Corp.		2,135	37,000
Energy Recovery, Inc.*		6,758	16,219
EnPro Industries, Inc.*		3,267	122,088
Esco Technologies, Inc.		4,236	154,360
Federal Signal Corp.*		9,934	58,015
Flow International Corp.*		7,285	22,948
FreightCar America, Inc.		1,906	43,781
Gorman-Rupp Co.		2,370	70,626
Graham Corp.		1,589	29,587
Hardinge, Inc.		1,772	16,125
Hurco Cos., Inc.*		1,020	20,900
John Bean Technologies Corp.		4,565	61,947
Kadant, Inc.*		1,811	42,468
Kaydon Corp.		5,083	108,725
LB Foster Co.		1,433	40,998
Lindsay Corp.		2,017	130,903
Lydall, Inc.*		2,669	36,085
Meritor, Inc.*		15,280	79,762
Met-Pro Corp.		2,345	21,597
Middleby Corp.*		2,966	295,443
Miller Industries, Inc.		1,729	27,543
Mueller Industries, Inc.		4,319	183,946
Mueller Water Products, Inc., Class A		24,836	85,933
NACCO Industries, Inc., Class A		877	101,951
NN, Inc.*		2,758	28,159
Omega Flex, Inc.*		437	5,205
PMFG, Inc.*		3,313	25,875
Proto Labs, Inc.*		792	22,778
RBC Bearings, Inc.*		3,511	166,070
Rexnord Corp.*		4,530	90,781
Robbins & Myers, Inc.		6,116	255,771
Sauer-Danfoss, Inc.		1,854	64,760
Sun Hydraulics, Inc.		3,273	79,501
Tennant Co.		2,996	119,690
The Eastern Co.		920	14,858
The Greenbrier Cos., Inc.*		3,623	63,692
Titan International, Inc.		6,697	164,277

	Country Code**	Shares	Value

Trimas Corp.*		5,099	$102,490
Twin Disc, Inc.		1,397	25,831
Wabash National Corp.*		10,905	72,191
Watts Water Technologies, Inc., Class A		4,693	156,465
Woodward Governor Co.		10,961	432,302

			5,842,814

MARINE – 0.0% +
Genco Shipping & Trading Ltd.*	MH	5,004	15,262
International Shipholding Corp.		884	16,672
Rand Logistics, Inc.*		2,605	22,143

			54,077

MEDIA – 1.2%
Arbitron, Inc.		4,232	148,120
Beasley Broadcasting Group, Inc.*		618	3,640
Belo Corp., Class A		14,858	95,686
Carmike Cinemas, Inc.*		2,807	41,123
Central European Media Enterprises Ltd., Class A*	BM	5,848	29,708
Crown Media Holdings, Inc., Class A*		5,611	9,819
Cumulus Media, Inc., Class A*		8,829	26,575
Daily Journal Corp.*		134	11,495
Digital Domain Media Group, Inc.*		1,658	10,379
Digital Generation, Inc.*		4,323	53,476
Entercom Communications Corp., Class A*		3,774	22,719
Entravision Communications Corp., Class A		8,397	10,160
Fisher Communications, Inc.*		1,375	41,126
Global Sources Ltd.*	BM	2,941	19,411
Harte-Hanks, Inc.		7,133	65,196
Journal Communications, Inc., Class A*		7,013	36,187
Knology, Inc.*		4,955	97,465
LIN TV Corp., Class A*		4,637	14,004

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Lions Gate Entertainment Corp.*	CA	13,449	$198,238
Live Nation, Inc.*		22,174	203,557
Martha Stewart Living Omnimedia, Inc., Class A		4,266	14,504
McClatchy Co., Class A*		9,588	21,094
MDC Partners, Inc., Class A	CA	3,999	45,349
Meredith Corp.		5,749	183,623
National CineMedia, Inc.		8,854	134,315
Nexstar Broadcasting Group, Inc., Class A*		1,651	11,128
Outdoor Channel Holdings, Inc.		2,293	16,762
ReachLocal, Inc.*		1,619	17,809
Reading International, Inc.*		2,453	13,271
Rentrak Corp.*		1,499	30,954
Saga Communications, Inc., Class A*		544	20,188
Salem Communications Corp.		1,577	8,626
Scholastic Corp.		4,153	116,948
Sinclair Broadcast Group, Inc.		8,121	73,576
The E.W. Scripps Co., Class A*		4,742	45,571
The New York Times Co., Class A*		21,686	169,151
Valassis Communications, Inc.*		6,810	148,117
Value Line, Inc.		144	1,712
World Wrestling Entertainment, Inc.		4,371	34,181

			2,244,963

METALS & MINING – 1.4%
AK Steel Holding Corp.		17,495	102,696
AMCOL International Corp.		3,990	112,957
Castle AM Co.*		2,585	27,453
Century Aluminum Co.*		8,269	60,612
Coeur D’Alene Mines Corp.*		14,244	250,125
General Moly Inc.*		10,567	33,180
Globe Specialty Metals, Inc.		9,806	131,694

	Country Code**	Shares	Value

Gold Reserve, Inc.*	CA	8,211	$28,656
Gold Resource Corp.		4,735	123,063
Golden Minerals Co.*		4,554	20,538
Golden Star Resources Ltd.*	CA	41,654	48,319
Handy & Harman Ltd.*		923	12,442
Haynes International, Inc.		1,947	99,180
Hecla Mining Co.		45,232	214,852
Horsehead Holding Corp.*		7,005	69,770
Kaiser Aluminum Corp.		3,044	157,801
Materion Corp.		3,251	74,870
McEwen Mining, Inc.*		31,186	93,870
Metals USA Holdings Corp.*		1,768	28,129
Midway Gold Corp.*	CA	17,935	24,930
Noranda Aluminum Holding Corp.		5,258	41,854
Olympic Steel, Inc.		1,452	23,842
Paramount Gold and Silver Corp.*		20,660	49,584
Redcorp Ventures Ltd.* (1)	CA	91,400	—
Revett Minerals, Inc.*	CA	4,209	13,848
RTI International Metals, Inc.*		4,797	108,556
Schnitzer Steel Industries, Inc., Class A		3,990	111,800
Stillwater Mining Co.*		18,366	156,846
SunCoke Energy, Inc.*		11,153	163,391
United States Antimony Corp.*		8,440	34,097
Universal Stainless & Alloy*		1,096	45,045
US Silica Holdings, Inc.*		1,885	21,225
Vista Gold Corp.*	CA	9,514	27,686
Worthington Industries, Inc.		8,272	169,328

			2,682,239

MULTI-LINE RETAIL – 0.2%
Bon-Ton Stores, Inc.		2,007	15,675
Fred’s, Inc.		5,763	88,116
Gordmans Stores, Inc.*		1,329	21,929
Saks, Inc.*		17,463	185,981
Tuesday Morning Corp.*		6,567	28,172

			339,873

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

MULTI-UTILITIES – 0.4%
Avista Corp.		9,309	$248,550
Black Hills Corp.		6,993	224,965
CH Energy Group, Inc.		2,400	157,656
NorthWestern Corp.		5,788	212,420

			843,591

OIL, GAS & CONSUMABLE FUELS – 4.0%
Abraxas Petroleum Corp.*		13,122	41,859
Adams Resources & Energy, Inc.		333	13,959
Alon USA Energy, Inc.		1,700	14,382
Amyris, Inc.*		4,679	20,728
Apco Oil and Gas International, Inc.	KY	1,496	27,003
Approach Resources, Inc.*		4,592	117,280
Arch Coal, Inc.		33,584	231,394
ATP Oil & Gas Corp.*		7,013	23,704
Berry Petroleum Co., Class A		8,303	329,297
Bill Barrett Corp.*		7,625	163,327
Bonanza Creek Energy, Inc.*		1,602	26,641
BPZ Resources, Inc.*		16,270	41,163
Callon Petroleum Co.*		6,111	26,033
Carrizo Oil & Gas, Inc.*		6,273	147,478
Ceres, Inc.*		884	8,000
Clayton Williams Energy, Inc.*		921	44,558
Clean Energy Fuels Corp.*		10,487	162,548
Cloud Peak Energy, Inc.*		9,666	163,452
Comstock Resources, Inc.*		7,629	125,268
Contango Oil & Gas Co.*		2,014	119,229
Credo Petroleum Corp.*		1,061	15,353
Crimson Exploration, Inc.*		3,348	15,367
Crosstex Energy, Inc.		6,498	90,972
CVR Energy, Inc.*		2,666	70,862
Delek US Holdings, Inc.		2,689	47,299
Endeavour International Corp.*		6,102	51,257

	Country Code**	Shares	Value

Energy Partners Ltd.*		4,375	$73,937
Energy XXi Bermuda Ltd.	BM	12,510	391,438
Evolution Petroleum Corp.*		2,677	22,326
Forest Oil Corp.*		18,644	136,661
Frontline Ltd.	BM	8,331	37,989
FX Energy, Inc.*		8,463	50,355
GasLog Ltd.*	BM	3,702	37,575
Gastar Exploration Ltd.*	CA	9,673	18,669
Georesources, Inc.*		3,367	123,266
Gevo, Inc.*		3,232	16,063
Goodrich Petroleum Corp.*		4,180	57,935
Green Plains Renewable Energy, Inc.*		3,895	24,305
Gulfport Energy Corp.*		8,824	182,039
Halcon Resources Corp.*		11,169	105,435
Hallador Energy Co.		1,041	8,828
Harvest Natural Resources, Inc.*		5,928	50,684
Isramco, Inc.*		167	18,370
Kior, Inc., Class A*		4,148	37,125
Knightsbridge Tankers Ltd.	BM	3,819	31,087
Kodiak Oil & Gas Corp.*	CA	41,823	343,367
Magnum Hunter Resources Corp.*		23,407	97,841
Matador Resources Co.*		2,215	23,789
McMoRan Exploration Co.*		16,083	203,772
Midstates Petroleum Co, Inc.*		3,766	36,568
Miller Energy Resources, Inc.*		4,910	24,550
Nordic American Tanker Shipping Ltd.	BM	8,368	113,554
Northern Oil and Gas, Inc.*		10,079	160,659
Oasis Petroleum, Inc.*		12,661	306,143
Overseas Shipholding Group, Inc.		3,894	43,262
Panhandle Oil & Gas, Inc., Class A		1,063	32,039
Patriot Coal Corp.*		14,513	17,706
PDC Energy, Inc.*		4,744	116,323

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Penn Virginia Corp.		7,238	$53,127
PetroQuest Energy, Inc.*		8,996	44,980
Quicksilver Resources, Inc.*		18,475	100,134
Renewable Energy Group, Inc.*		1,090	8,099
Rentech, Inc.*		36,537	75,266
Resolute Energy Corp.*		7,614	72,866
REX American Resources Corp.*		944	18,427
Rex Energy Corp.*		6,850	76,788
Rosetta Resources, Inc.*		8,390	307,410
Sanchez Energy Corp.*		1,832	38,106
Saratoga Resources, Inc.*		2,761	16,235
Scorpio Tankers, Inc.*	MH	5,858	37,433
SemGroup Corp., Class A*		6,635	211,856
Ship Finance International Ltd.	BM	7,167	112,020
Solazyme, Inc.*		5,166	71,807
Stone Energy Corp.*		7,855	199,046
Swift Energy Co.*		6,793	126,418
Synergy Resources Corp.*		5,991	18,452
Targa Resources Corp.		4,590	195,993
Teekay Tankers Ltd., Class A	MH	9,966	45,445
Triangle Petroleum Corp.*		6,908	38,547
Uranerz Energy Corp.*		10,386	15,060
Uranium Energy Corp.*		13,474	30,855
VAALCO Energy, Inc.*		9,188	79,292
Venoco, Inc.*		4,670	46,747
Voyager Oil & Gas, Inc.*		7,519	13,233
W&T Offshore, Inc.		5,577	85,328
Warren Resources, Inc.*		11,182	26,837
Western Refining, Inc.		9,097	202,590
Westmoreland Coal Co.*		1,693	13,629
ZaZa Energy Corp.*		3,892	17,592

			7,481,691

	Country Code**	Shares	Value

PAPER & FOREST PRODUCTS – 0.7%
Buckeye Technologies, Inc.		6,241	$177,806
Clearwater Paper Corp.*		3,712	126,654
Deltic Timber Corp.		1,723	105,069
KapStone Paper and Packaging Corp.*		6,404	101,503
Louisiana-Pacific Corp.*		21,823	237,434
Neenah Paper, Inc.		2,483	66,271
P.H. Glatfelter Co.		6,799	111,300
Resolute Forest Products*		12,721	147,309
Schweitzer-Mauduit International, Inc.		2,487	169,464
Wausau Paper Corp.		7,114	69,219

			1,312,029

PERSONAL PRODUCTS – 0.3%
Elizabeth Arden, Inc.*		3,995	155,046
Inter Parfums, Inc.		2,624	45,317
Medifast, Inc.*		2,265	44,575
Natures Sunshine Products, Inc.		1,808	27,301
Nutraceutical International Corp.*		1,421	21,670
Prestige Brands Holdings, Inc.*		7,979	126,148
Revlon, Inc., Class A*		1,759	25,031
Schiff Nutrition International, Inc.*		2,133	38,287
Synutra International, Inc.*		2,938	15,865
The Female Health Co.		2,874	16,870
USANA Health Sciences, Inc.*		967	39,763

			555,873

PHARMACEUTICALS – 2.1%
Acura Pharmaceuticals, Inc.*		1,789	5,617
Akorn, Inc.*		9,043	142,608
Ampio Pharmaceuticals, Inc.*		3,339	16,962
Auxilium Pharmaceuticals, Inc.*		7,670	206,246
Avanir Pharmaceuticals, Inc., Class A*		21,544	84,453
Biodelivery Sciences International, Inc.*		3,323	14,887

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Cadence Pharmaceuticals, Inc.*		9,407	$33,583
Cempra, Inc.*		580	5,429
Corcept Therapeutics, Inc.*		7,041	31,614
Cornerstone Therapeutics, Inc.*		1,354	8,571
Cumberland Pharmaceuticals, Inc.*		1,759	11,363
Depomed, Inc.*		8,829	50,237
Endocyte, Inc.*		4,688	38,535
Hi-Tech Pharmacal Co., Inc.*		1,705	55,242
Impax Laboratories, Inc.*		10,617	215,207
Jazz Pharmaceuticals PLC*	IE	6,593	296,751
Lannett Co, Inc.*		2,688	11,397
Map Pharmaceuticals, Inc.*		3,962	59,351
Medicis Pharmaceutical Corp., Class A		9,132	311,858
Nektar Therapeutics*		18,144	146,422
Obagi Medical Products, Inc.*		2,986	45,596
Omeros Corp.*		3,550	35,500
Optimer Pharmaceuticals, Inc.*		7,461	115,795
Pacira Pharmaceuticals, Inc.*		2,919	46,821
Pain Therapeutics, Inc.*		6,079	28,511
Par Pharmaceutical Cos., Inc.*		5,828	210,624
Pernix Therapeutics Holdings, Inc.*		1,374	10,016
Pozen, Inc.*		4,139	25,827
Questcor Pharmaceuticals, Inc.*		8,533	454,297
Repros Therapeutics, Inc.*		2,351	21,347
Sagent Pharmaceuticals, Inc.*		1,466	26,505
Santarus Inc.*		8,714	61,782
SciClone Pharmaceuticals, Inc.*		9,014	63,188
Sucampo Pharmaceuticals, Inc., Class A*		1,698	11,937
Supernus Pharmaceuticals, Inc.*		474	4,437

	Country Code**	Shares	Value

The Medicines Co.*		8,742	$200,542
Transcept Pharmaceuticals, Inc.*		1,989	12,332
Ventrus Biosciences, Inc.*		1,979	8,450
ViroPharma, Inc.*		11,060	262,122
Vivus, Inc.*		15,830	451,788
Xenoport, Inc.*		5,736	34,645
Zogenix, Inc.*		5,674	14,072

			3,892,467

PROFESSIONAL SERVICES – 1.3%
Acacia Research-Acacia Technologies*		7,881	293,488
Barrett Business Services, Inc.		1,102	23,296
CBIZ, Inc.*		6,168	36,638
CDI Corp.		2,171	35,604
CRA International, Inc.*		1,656	24,327
Dolan Co.*		4,880	32,842
Exponent, Inc.*		2,119	111,947
Franklin Covey Co.*		2,221	22,743
FTI Consulting, Inc.*		6,650	191,187
GP Strategies Corp.*		2,374	43,848
Heidrick & Struggles International, Inc.		2,857	49,998
Hill International, Inc.*		3,603	11,530
Hudson Global, Inc.*		5,012	20,900
Huron Consulting Group, Inc.*		3,624	114,700
ICF International, Inc.*		3,144	74,953
Insperity, Inc.		3,559	96,271
Kelly Services, Inc., Class A		4,272	55,152
Kforce, Inc.*		4,616	62,131
Korn/Ferry International*		7,565	108,558
Mistras Group, Inc.*		2,483	65,253
Navigant Consulting, Inc.*		8,225	103,964
Odyssey Marine Exploration, Inc.*		11,800	44,132
On Assignment, Inc.*		6,815	108,767
Pendrell Corp.*		24,711	27,676
Resources Connection, Inc.		6,676	82,115
RPX Corp.*		3,317	47,599
The Advisory Board Co.*		5,442	269,869

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

The Corporate Executive Board Co.		5,324	$217,645
Trueblue, Inc.*		6,403	99,118
VSE Corp.		643	15,297
WageWorks, Inc.*		1,010	15,211

			2,506,759

REAL ESTATE INVESTMENT TRUSTS – 7.2%
Acadia Realty Trust		6,963	161,402
AG Mortgage Investment Trust, Inc.		2,505	53,832
Agree Realty Corp.		1,864	41,250
Alexander’s, Inc.		329	141,835
American Assets Trust, Inc.		5,238	127,021
American Capital Mortgage Investment Corp.		5,773	137,859
American Realty Capital Trust, Inc.		25,093	274,016
Anworth Mortgage Asset Corp.		21,836	153,944
Apollo Commercial Real Estate Finance, Inc.		2,980	47,889
Apollo Residential Mortgage, Inc.		3,908	75,346
Ares Commercial Real Estate Corp.		1,213	21,203
ARMOUR Residential REIT, Inc.		28,308	201,270
Ashford Hospitality Trust, Inc.		8,472	71,419
Associated Estates Realty Corp.		6,752	100,942
Campus Crest Communities, Inc.		4,902	50,932
CapLease, Inc.		10,410	43,202
Capstead Mortgage Corp.		14,928	207,648
Cedar Realty Trust, Inc.		9,547	48,212
Chatham Lodging Trust		2,184	31,188
Chesapeake Lodging Trust		5,141	88,528
Colonial Properties Trust		13,973	309,362
Colony Financial, Inc.		5,233	90,531
Coresite Realty Corp.		3,264	84,276
Cousins Properties, Inc.		14,483	112,243
CreXus Investment Corp.		10,577	107,568

	Country Code**	Shares	Value

CubeSmart		19,598	$228,709
CYS Investments, Inc.		18,506	254,828
DCT Industrial Trust, Inc.		39,278	247,451
DiamondRock Hospitality Co.		26,669	272,024
DuPont Fabros Technology, Inc.		9,749	278,431
Dynex Capital, Inc.		8,567	88,925
EastGroup Properties, Inc.		4,529	241,396
Education Realty Trust, Inc.		15,085	167,142
Entertainment Properties Trust		7,436	305,694
Equity One, Inc.		8,716	184,779
Excel Trust, Inc.		5,306	63,460
FelCor Lodging Trust, Inc.*		19,785	92,989
First Industrial Realty Trust, Inc.*		14,076	177,639
First Potomac Realty Trust		8,056	94,819
Franklin Street Properties Corp.		11,429	120,919
Getty Realty Corp.		4,120	78,898
Gladstone Commercial Corp.		1,700	28,322
Glimcher Realty Trust		22,165	226,526
Government Properties Income Trust		5,888	133,187
Gramercy Capital Corp.*		7,114	17,785
Gyrodyne Co. of America, Inc.*		184	21,033
Healthcare Realty Trust, Inc.		12,384	295,235
Hersha Hospitality Trust		27,357	144,445
Highwoods Properties, Inc.		11,775	396,229
Hudson Pacific Properties, Inc.		5,655	98,454
Inland Real Estate Corp.		12,078	101,214
Invesco Mortgage Capital, Inc.		18,355	336,631
Investors Real Estate Trust		13,459	106,326
iStar Financial, Inc.*		13,365	86,204

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Kite Realty Group Trust		8,978	$44,800
LaSalle Hotel Properties		13,609	396,566
Lexington Realty Trust		18,988	160,828
LTC Properties, Inc.		4,865	176,502
Medical Properties Trust, Inc.		21,546	207,273
Mission West Properties, Inc.		2,879	24,817
Monmouth Real Estate Investment Corp., Class A		6,396	74,961
National Health Investors, Inc.		3,905	198,843
New York Mortgage Trust, Inc.		2,742	19,359
Northstar Realty Finance Corp.		21,232	110,831
OMEGA Healthcare Investors, Inc.		16,813	378,292
One Liberty Properties, Inc.		1,867	35,156
Parkway Properties, Inc.		2,631	30,099
Pebblebrook Hotel Trust		8,339	194,382
Pennsylvania Real Estate Investment		8,896	133,262
PennyMac Mortgage Investment Trust		6,526	128,758
Potlatch Corp.		6,400	204,416
PS Business Parks, Inc.		2,940	199,097
RAIT Financial Trust		7,778	35,934
Ramco-Gershenson Properties Trust		7,305	91,824
Redwood Trust, Inc.		12,475	155,688
Resource Capital Corp.		13,472	71,806
Retail Opportunity Investments Corp.		7,943	95,793
RLJ Lodging Trust		16,849	305,472
Rouse Properties, Inc.*		3,460	46,883
Sabra Health Care REIT, Inc.		5,895	100,863
Saul Centers, Inc.		1,184	50,758
Select Income REIT*		1,430	33,977
Sovran Self Storage, Inc.		4,614	231,115
STAG Industrial, Inc.		3,814	55,608
Starwood Property Trust, Inc.		18,442	392,999

	Country Code**	Shares	Value

Strategic Hotels & Resorts, Inc.*		28,899	$186,688
Summit Hotel Properties, Inc.		4,811	40,268
Sun Communities, Inc.		4,221	186,737
Sunstone Hotel Investors, Inc.*		18,926	207,997
Terreno Realty Corp.		2,071	31,293
Two Harbors Investment Corp.		34,059	352,851
UMH Properties, Inc.		2,133	22,887
Universal Health Realty Income Trust		1,981	82,271
Urstadt Biddle Properties, Inc., Class A		3,594	71,053
Washington Real Estate Investment Trust		10,519	299,266
Western Asset Mortgage Capital Corp.*		1,255	24,460
Whitestone REIT, Class B		1,639	22,635
Winthrop Realty Trust		4,616	56,131

			13,644,111

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.2%
AV Homes, Inc.*		1,531	22,322
Consolidated-Tomoka Land Co.		693	19,945
Forestar Group, Inc.*		5,516	70,660
Kennedy-Wilson Holdings, Inc.		5,536	77,559
Tejon Ranch Co.*		2,113	60,474
Thomas Properties Group, Inc.		5,010	27,254
Zillow, Inc.*		507	19,586

			297,800

ROAD & RAIL – 1.3%
Amerco		1,378	123,979
Arkansas Best Corp.		4,085	51,471
Avis Budget Group, Inc.*		16,842	255,998
Celadon Group, Inc.		3,226	52,842
Dollar Thrifty Automotive Group*		4,453	360,515
Genesee & Wyoming, Inc., Class A*		6,412	338,810
Heartland Express, Inc.		7,628	109,157
Knight Transportation, Inc.		9,200	147,108

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Marten Transport Ltd.		2,496	$53,065
Old Dominion Freight Line, Inc.*		7,525	325,757
Patriot Transportation Holding, Inc.*		976	22,965
Quality Distribution, Inc.*		3,359	37,251
RailAmerica, Inc.*		3,023	73,157
Roadrunner Transportation Systems, Inc.*		1,999	33,763
Saia, Inc.*		2,560	56,038
Swift Transportation Co.*		12,561	118,702
Universal Truckload Services, Inc.		891	13,476
Werner Enterprises, Inc.		6,987	166,920
Zipcar, Inc.*		4,218	49,477

			2,390,451

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.5%
Advanced Energy Industries, Inc.*		6,345	85,150
Alpha & Omega Semiconductor Ltd.*	BM	2,658	24,321
Amkor Technology, Inc.*		12,758	62,259
Anadigics, Inc.*		11,063	20,024
Applied Micro Circuits Corp.*		9,807	56,096
ATMI, Inc.*		5,051	103,899
AuthenTec, Inc.*		7,046	30,509
Axcelis Technologies, Inc.*		17,468	20,962
AXT, Inc.*		5,260	20,777
Brooks Automation, Inc.		10,510	99,214
Cabot Microelectronics Corp.		3,731	108,983
Cavium, Inc.*		7,884	220,752
Ceva, Inc.*		3,688	64,946
Cirrus Logic, Inc.*		10,249	306,240
Cohu, Inc.		3,858	39,197
Cymer, Inc.*		4,905	289,150
Diodes, Inc.*		5,625	105,581
DSP Group, Inc.*		3,334	21,138
Entegris, Inc.*		21,786	186,052
Entropic Communications, Inc.*		13,973	78,808

	Country Code**	Shares	Value

Exar Corp.*		5,813	$47,434
First Solar, Inc.*		9,530	143,522
FormFactor, Inc.*		8,040	52,019
FSI International, Inc.*		6,212	22,301
GSI Technology, Inc.*		3,392	16,078
GT Advanced Technologies, Inc.*		18,856	99,560
Hittite Microwave Corp.*		4,991	255,140
Inphi, Corp.*		3,706	35,133
Integrated Device Technology, Inc.*		22,653	127,310
Integrated Silicon Solution, Inc.*		4,334	43,730
Intermolecular, Inc.*		2,164	16,771
International Rectifier Corp.*		10,931	218,511
Intersil Corp., Class A		20,125	214,331
IXYS Corp.*		3,840	42,893
Kopin Corp.*		10,878	37,420
Lattice Semiconductor Corp.*		18,771	70,767
LTX-Credence Corp.*		7,914	53,024
MA-COM Technology Solutions Holdings, Inc.*		949	17,556
Mattson Technology, Inc.*		9,153	16,018
MaxLinear, Inc., Class A*		3,352	16,626
MEMC Electronic Materials, Inc.*		36,436	79,066
Micrel, Inc.		7,736	73,724
Microsemi Corp.*		14,073	260,210
Mindspeed Technologies, Inc.*		5,531	13,606
MIPS Technologies, Inc.*		7,683	51,246
MKS Instruments, Inc.		8,337	241,189
Monolithic Power Systems, Inc.*		4,845	96,270
MoSys, Inc.*		5,241	16,981
Nanometrics, Inc.*		3,734	57,354
Nve Corp.*		756	40,635
Omnivision Technologies, Inc.*		8,306	110,968
PDF Solutions, Inc.*		3,909	38,582
Pericom Semiconductor Corp.*		3,681	33,129
Photronics, Inc.*		9,602	58,572

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

PLX Technology, Inc.*		6,847	$43,478
Power Integrations, Inc.		4,489	167,440
QuickLogic Corp.*		6,075	15,248
Rambus, Inc.*		17,446	100,140
RF Micro Devices, Inc.*		44,118	187,501
Rubicon Technology, Inc.*		2,632	26,846
Rudolph Technologies, Inc.*		5,096	44,437
Semtech Corp.*		10,383	252,515
Sigma Designs, Inc.*		5,173	33,004
Silicon Image, Inc.*		13,190	54,607
Spansion, Inc. Class A*		7,658	84,085
Standard Microsystems Corp.*		3,666	135,239
STR Holdings, Inc.*		4,511	20,570
SunPower Corp.*		6,204	29,841
Supertex, Inc.*		1,576	29,708
Tessera Technologies, Inc.		8,217	126,295
Triquint Semiconductor, Inc.*		26,714	146,927
Ultra Clean Holdings*		3,651	23,476
Ultratech, Inc.*		4,159	131,008
Veeco Instruments, Inc.*		6,175	212,173
Volterra Semiconductor Corp.*		4,029	94,480

			6,620,752

SOFTWARE – 3.8%
Accelrys, Inc.*		8,867	71,734
ACI Worldwide, Inc.*		6,298	278,435
Actuate Corp.*		7,779	53,908
Advent Software, Inc.*		5,015	135,957
American Software, Inc., Class A		3,785	30,091
Aspen Technology, Inc.*		14,826	343,222
AVG Technologies NV*	NL	1,282	16,679
Blackbaud, Inc.		7,154	183,643
Bottomline Technologies, Inc.*		5,600	101,080
BroadSoft, Inc.*		4,364	126,381
Callidus Software, Inc.*		5,486	27,320
Commvault Systems, Inc.*		7,083	351,104
Deltek, Inc.*		3,576	41,446

	Country Code**	Shares	Value

Digimarc Corp.		1,119	$28,714
Ebix, Inc.		4,480	89,376
Ellie Mae, Inc.*		3,439	61,902
Envivio, Inc.*		1,189	7,621
Epiq Systems, Inc.		5,018	61,471
ePlus, Inc.*		623	20,154
Fair Issac Corp.		5,449	230,384
FalconStor Software, Inc.*		5,177	13,512
Glu Mobile, Inc.*		8,626	47,874
Guidance Software, Inc.*		2,276	21,645
Guidewire Software, Inc.*		3,066	86,216
Imperva, Inc.*		1,542	44,440
Infoblox, Inc.*		1,215	27,860
Interactive Intelligence Group*		2,323	65,532
JDA Software Group, Inc.*		6,738	200,051
Jive Software, Inc.*		2,572	53,986
Kenexa Corp.*		4,338	125,932
Manhattan Associates, Inc.*		3,234	147,826
Mentor Graphics Corp.*		14,796	221,940
MicroStrategy, Inc., Class A*		1,350	175,311
Monotype Imaging Holdings, Inc.*		5,791	97,115
Netscout Systems, Inc.*		5,834	125,956
Opnet Technologies, Inc.		2,370	63,018
Parametric Technology Corp.*		18,955	397,297
Pegasystems, Inc.		2,729	90,002
Pervasive Software, Inc.*		1,963	14,703
Progress Software Corp.*		9,949	207,636
Proofpoint, Inc.*		988	16,747
PROS Holdings, Inc.*		3,466	58,298
QAD, Inc., Class A*		1,036	14,732
Qlik Technologies, Inc.*		13,531	299,306
Quest Software, Inc.*		8,856	246,640
Realpage, Inc.*		5,660	131,086
Rosetta Stone, Inc.*		1,743	24,123
Sapiens International Corp. NV*	AN	2,034	7,322

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Seachange International, Inc.*		4,496	$37,002
Sourcefire, Inc.*		4,693	241,220
SRS Labs, Inc.*		1,950	17,550
SS&C Technologies Holdings, Inc.*		5,359	133,975
Synchronoss Technologies, Inc.*		4,386	81,009
Take–Two Interactive Software, Inc.*		12,375	117,067
Tangoe, Inc.*		4,717	100,519
TeleNav, Inc.*		2,553	15,650
Tivo, Inc.*		19,776	163,548
Tyler Technologies, Inc.*		4,776	192,712
Ultimate Software Group, Inc.*		4,223	376,354
Vasco Data Security International*		4,467	36,540
Verint Systems, Inc.*		3,447	101,721
Virnetx Holding Corp.*		6,667	235,012
Websense, Inc.*		5,876	110,057

			7,246,664

SPECIALTY RETAIL – 3.4%
Aeropostale, Inc.*		12,893	229,882
America’s Car–Mart, Inc.*		1,283	49,845
ANN, Inc.*		7,737	197,216
Asbury Automotive Group, Inc.*		4,442	105,231
Barnes & Noble, Inc.*		4,545	74,811
Bebe Stores, Inc.		6,103	35,825
Big 5 Sporting Goods Corp.		2,740	20,714
Body Central Corp.*		2,574	23,166
Brown Shoe Co., Inc.		6,800	87,788
Cabela’s, Inc.*		7,397	279,681
Casual Male Retail Group, Inc.*		6,880	24,974
Children’s Place Retail Stores, Inc.*		3,862	192,443
Citi Trends, Inc.*		2,402	37,087
Collective Brands, Inc.*		9,697	207,710
Conn’s, Inc.*		2,481	36,719
Destination Maternity Corp.		2,114	45,662
Express, Inc.*		14,177	257,596
Finish Line, Inc., Class A		8,093	169,225

	Country Code**	Shares	Value

Francesca’s Holdings Corp.*		5,513	$148,906
Genesco, Inc.*		3,883	233,562
Group 1 Automotive, Inc.		3,634	165,747
Haverty Furniture Cos., Inc.		3,031	33,856
hhgregg, Inc.*		2,455	27,766
Hibbett Sports, Inc.*		4,190	241,805
Hot Topic, Inc.		6,703	64,952
JOS A Bank Clothiers, Inc.*		4,407	187,121
Kirkland’s, Inc.*		2,260	25,425
Lithia Motors, Inc.		3,420	78,831
Lumber Liquidators Holdings, Inc.*		4,367	147,561
Marinemax, Inc.*		3,311	31,488
Mattress Firm Holding Corp.*		1,739	52,709
Monro Muffler Brake, Inc.		4,903	162,976
New York & Co., Inc.*		4,107	14,292
Office Depot, Inc.*		44,957	97,107
OfficeMax, Inc.*		13,611	68,872
Orchard Supply Hardware Stores Corp., Class A*		269	4,473
Penske Automotive Group, Inc.		6,740	143,158
Perfumania Holdings, Inc.*		766	6,350
Pier 1 Imports, Inc.		15,457	253,959
RadioShack Corp.		15,643	60,069
Rent-A-Center, Inc.		9,406	317,358
Rue21, Inc.*		2,446	61,737
Select Comfort Corp.*		9,015	188,594
Shoe Carnival, Inc.		2,258	48,524
Sonic Automotive, Inc., Class A		6,418	87,734
Stage Stores, Inc.		4,839	88,651
Stein Mart, Inc.*		4,238	33,692
Systemax, Inc.*		1,716	20,283
Talbots, Inc.*		10,860	27,367
Teavana Holdings, Inc.*		1,396	18,888
The Buckle, Inc.		4,402	174,187
The Cato Corp.		4,365	132,958
The Men’s Wearhouse, Inc.		8,041	226,274
The Pep Boys-Manny, Moe & Jack		8,418	83,338

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

The Wet Seal, Inc., Class A*		14,037	$44,357
Tilly’s, Inc.*		1,446	23,208
Vitamin Shoppe, Inc.*		4,667	256,358
West Marine, Inc.*		2,422	28,459
Winmark Corp.		367	21,488
Zumiez, Inc.*		3,476	137,650

			6,347,665

TEXTILES, APPAREL & LUXURY GOODS – 1.3%
Cherokee, Inc.		1,353	18,847
Columbia Sportswear Co.		1,922	103,058
Crocs, Inc.*		14,257	230,251
Culp, Inc.		1,300	13,325
Delta Apparel, Inc.*		1,146	15,654
Fifth & Pacific Cos., Inc.*		17,251	185,103
G-III Apparel Group, Ltd.*		2,654	62,873
Iconix Brand Group, Inc.*		11,234	196,258
K-Swiss, Inc., Class A*		4,212	12,973
Kenneth Cole Productions, Inc., Class A*		1,289	19,399
Maidenform Brands, Inc.*		3,741	74,521
Movado Group, Inc.		2,800	70,056
Oxford Industries, Inc.		2,221	99,279
Perry Ellis International, Inc.*		1,883	39,072
Quiksilver, Inc.*		20,969	48,858
R.G. Barry Corp.		1,308	17,776
Skechers U.S.A., Inc., Class A*		5,995	122,118
Steven Madden Ltd.*		6,221	197,517
The Jones Group, Inc.		13,007	124,347
The Warnaco Group, Inc.*		6,501	276,813
True Religion Apparel, Inc.		4,089	118,499
Tumi Holdings, Inc.*		3,408	59,640
Unifi, Inc.*		2,246	25,447
Vera Bradley, Inc.*		3,211	67,688
Wolverine World Wide, Inc.		7,699	298,567

			2,497,939

	Country Code**	Shares	Value

THRIFT & MORTGAGE FINANCE – 1.4%
Astoria Financial Corp.		13,816	$135,397
Bank Mutual Corp.		7,564	33,357
BankFinancial Corp.		3,399	25,594
Beneficial Mutual Bancorp, Inc.*		5,213	44,988
Berkshire Hills Bancorp, Inc.		3,517	77,374
BofI Holding, Inc.*		1,601	31,636
Brookline Bancorp, Inc.		11,132	98,518
Cape Bancorp, Inc.*		1,945	16,163
Charter Financial Corp.		1,059	10,272
Clifton Savings Bancorp, Inc.		1,332	13,866
Dime Community Bancshares		5,025	66,782
Doral Financial Corp.*	PR	20,723	31,084
ESB Financial Corp.		1,835	24,222
ESSA Bancorp, Inc.		1,552	16,762
Everbank Financial Corp.*		3,526	38,328
Federal Agricultural Mortgage Corp., Class C		1,617	42,414
First Defiance Financial Corp.		1,553	26,587
First Federal Bancshares Of Arkansas, Inc.*		475	3,847
First Financial Holdings, Inc.		2,621	28,097
First Financial Northwest, Inc.*		2,372	19,261
First PacTrust Bancorp, Inc.		1,660	19,688
Flushing Financial Corp.		4,908	66,896
Fox Chase Bancorp.		2,080	30,035
Franklin Financial Corp.*		2,345	38,575
Heritage Financial Group, Inc.		1,323	17,027
Hingham Institution for Savings		174	10,522
Home Bancorp, Inc.*		1,024	17,541
Home Federal Bancorp, Inc.		2,525	26,512
Home Loan Servicing Solutions Ltd.	KY	2,285	30,619
HomeStreet, Inc.*		722	23,097

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Kaiser Federal Financial Group, Inc.		1,390	$20,544
Kearny Financial Corp.		2,328	22,558
Meridian Interstate Bancorp, Inc.*		1,349	18,778
MGIC Investment Corp.*		29,987	86,363
NASB Financial, Inc.*		629	12,486
Nationstar Mortgage Holdings, Inc.*		3,090	66,497
Northfield Bancorp, Inc.		2,504	35,582
Northwest Bancshares, Inc.		15,513	181,657
Oceanfirst Financial Corp.		2,353	33,789
Ocwen Financial Corp.*		17,129	321,683
Oritani Financial Corp.		7,166	103,119
Peoples Federal Bancshares, Inc.*		921	15,381
Provident Financial Holdings, Inc.		1,466	16,903
Provident Financial Services		9,609	147,498
Provident New York Bancorp		5,599	42,496
Radian Group, Inc.		21,497	70,725
Rockville Financial, Inc.		4,510	52,181
Roma Financial Corp.		1,201	10,233
SI Financial Group, Inc.		1,612	18,538
Territorial Bancorp, Inc.		1,773	40,371
Tree.com, Inc.*		1,006	11,509
TrustCo Bank Corp. NY		14,974	81,758
United Financial Bancorp, Inc.		2,478	35,634
Viewpoint Financial Group		5,432	84,956
Walker & Dunlop, Inc.*		1,919	24,659
Waterstone Financial, Inc.*		1,016	3,861
Westfield Financial, Inc.		4,089	29,850
WSFS Financial Corp.		1,197	48,371

			2,703,041

	Country Code**	Shares	Value

TOBACCO – 0.2%
Alliance One International, Inc.*		13,542	$46,855
Star Scientific, Inc.*		23,143	105,532
Universal Corp.		3,687	170,819
Vector Group Ltd.		8,351	142,134

			465,340

TRADING COMPANIES & DISTRIBUTORS – 1.0%
Aceto Corp.		4,285	38,694
Aircastle Ltd.	BM	9,283	111,860
Applied Industrial Technologies, Inc.		6,691	246,563
Beacon Roofing Supply, Inc.*		7,438	187,586
BlueLinx Holdings, Inc.*		3,491	8,204
Cai International, Inc.*		2,028	40,317
DXP Enterprises, Inc.*		1,401	58,127
Edgen Group, Inc.*		2,330	17,522
H & E Equipment Services, Inc.*		4,591	69,003
Houston Wire & Cable Co.		2,745	30,003
Interline Brands, Inc.*		5,055	126,729
Kaman Corp.		4,173	129,113
Rush Enterprises, Inc.*		5,249	85,821
SeaCube Container Leasing Ltd.	BM	1,778	30,350
TAL International Group, Inc.		4,632	155,126
Textainer Group Holdings Ltd.	BM	1,953	72,066
Titan Machinery, Inc.*		2,677	81,300
Watsco, Inc.		4,660	343,908
Willis Lease Finance Corp.*		767	9,449

			1,841,741

TRANSPORTATION INFRASTRUCTURE – 0.0% +
Wesco Aircraft Holdings, Inc.*		2,836	36,102

WATER UTILITIES – 0.3%
American States Water Co.		2,998	118,661
Artesian Resources Corp.		1,234	26,580
Cadiz, Inc.*		2,002	14,435

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

California Water Service Group		6,658	$122,973
Connecticut Water Service, Inc.		1,403	40,659
Consolidated Water Co., Ltd.	KY	2,237	18,545
Middlesex Water Co.		2,499	47,481
SJW Corp.		2,196	52,726
York Water Co.		2,045	36,585

			478,645

WIRELESS TELECOMMUNICATION SERVICES – 0.1%
Boingo Wireless, Inc.*		2,490	28,934
Leap Wireless International, Inc.*		8,562	55,054
NTELOS Holdings Corp.		2,402	45,278
Shenandoah Telecommunications Co.		3,848	52,371
USA Mobility, Inc.		3,510	45,138

			226,775

Total Common Stocks (Cost $175,602,181)			182,020,636

Country Code**	Shares	Value

RIGHTS – 0.0% +
COMMERCIAL BANKS – 0.0% +
Hampton Roads 2nd Entitlement*	1,759	$1,418
Hampton Roads Entitlement*	1,759	1,276

Total Rights (Cost $0)		2,694

WARRANTS – 0.0% +
OIL, GAS & CONSUMABLE FUELS – 0.0% +
Magnum Hunter Resources Corp., expires 10/14/13* (Cost $0)	1,905	—

SHORT TERM INVESTMENTS – 3.0%
MUTUAL FUNDS – 3.0%
State Street Institutional Treasury Plus Money Market Fund, 0.01% (Cost $5,611,808)	5,611,808	5,611,808

TOTAL INVESTMENTS – 99.5%
(Cost $181,213,989)		187,635,138
Other assets less liabilities – 0.5%		1,006,624

NET ASSETS – 100.0%		$188,641,762

REIT	Real Estate Investment Trust

AN	Netherlands Antilles
BM	Bermuda
BS	Bahamas
CA	Canada
IE	Ireland
IL	Israel
KY	Cayman Islands
LU	Luxembourg
MH	Marshall Islands
NL	Netherlands
PA	Panama
PR	Puerto Rico

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.
(1)	Eligible for resale under rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of this security amounted to $0, representing less than 0.05% of net assets.

See Notes to Financial Statements.

SC SM BLACKROCK SMALL CAP INDEX FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(2)	At the period end, cash of $547,000 has been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Unrealized Appreciation ($)
Long	Russell 2000 Mini Index September Futures	9/21/12	89	319,808

(3)	Fair Value Measurements

All investments and financial derivative instruments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Financial Statements for additional information.

See Notes to Financial Statements.

SC SM GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

Country Code**	Shares	Value

COMMON STOCKS – 97.4%
AEROSPACE & DEFENSE – 1.1%
Alliant Techsystems, Inc.	10,182	$514,904
Exelis, Inc.	87,136	859,161
Huntington Ingalls Industries, Inc.*	29,363	1,181,567

		2,555,632

AIRLINES – 1.4%
Alaska Air Group, Inc.*	79,973	2,871,031
Delta Air Lines, Inc.*	40,103	439,128

		3,310,159

AUTOMOBILES – 0.9%
Harley-Davidson, Inc.	13,023	595,542
Thor Industries, Inc.	52,684	1,444,068

		2,039,610

BEVERAGES – 1.1%
Constellation Brands, Inc., Class A*	84,093	2,275,557
Molson Coors Brewing Co., Class B	8,858	368,581

		2,644,138

BIOTECHNOLOGY – 0.6%
Ariad Pharmaceuticals, Inc.*	6,160	106,014
Regeneron Pharmaceuticals, Inc.*	3,857	440,546
United Therapeutics Corp.*	19,873	981,329

		1,527,889

BUILDING PRODUCTS – 0.3%
Armstrong World Industries, Inc.	14,898	732,386
Fortune Brands Home & Security, Inc.*	3,715	82,733

		815,119

CAPITAL MARKETS – 2.3%
American Capital Ltd.*	21,746	218,982
Ameriprise Financial, Inc.	9,025	471,647
Federated Investors, Inc., Class B	9,589	209,520

	Country Code**	Shares	Value

Raymond James Financial, Inc.		45,772	$1,567,233
SEI Investments Co.		62,545	1,244,020
T. Rowe Price Group, Inc.		16,145	1,016,489
Waddell & Reed Financial, Inc., Class A		26,420	799,998

			5,527,889

CHEMICALS – 2.9%
Airgas, Inc.		2,613	219,518
Celanese Corp., Series A		11,755	406,958
CF Industries Holdings, Inc.		20,171	3,907,930
Eastman Chemical Co.		10,793	543,643
Huntsman Corp.		11,344	146,791
Intrepid Potash, Inc.*		5,504	125,271
Kronos Worldwide, Inc.		9,595	151,505
Rockwood Holdings, Inc.		6,108	270,890
Scotts Miracle-Gro Co., Class A		18,446	758,500
Westlake Chemical Corp.		3,855	201,462

			6,732,468

COMMERCIAL BANKS – 4.9%
City National Corp.		27,256	1,324,097
Commerce Bancshares, Inc.		14,416	546,366
East West Bancorp, Inc.		37,784	886,413
Fifth Third Bancorp		126,501	1,695,113
Fulton Financial Corp.		150,258	1,501,077
International Bancshares Corp.		15,094	294,635
KeyCorp		112,188	868,335
M&T Bank Corp.		26,636	2,199,335
Popular, Inc.*	PR	26,887	446,593
Prosperity Bancshares, Inc.		10,632	446,863
SVB Financial Group*		3,011	176,806
Zions Bancorporation		63,172	1,226,800

			11,612,433

See Notes to Financial Statements.

SC SM GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

COMMERCIAL SERVICES & SUPPLIES – 0.5%
Copart, Inc.*		28,112	$665,973
R.R. Donnelley & Sons Co.		38,565	453,910

			1,119,883

COMMUNICATIONS EQUIPMENT – 1.0%
Brocade Communications Systems, Inc.*		44,652	220,134
F5 Networks, Inc.*		5,355	533,144
Juniper Networks, Inc.*		38,366	625,750
Polycom, Inc.*		22,429	235,953
Riverbed Technology, Inc.*		39,172	632,628

			2,247,609

COMPUTERS & PERIPHERALS – 2.4%
Diebold, Inc.		23,512	867,828
Fusion-io, Inc.*		28,256	590,268
NetApp, Inc.*		32,699	1,040,482
Seagate Technology PLC	IE	46,682	1,154,446
Western Digital Corp.*		63,747	1,943,008

			5,596,032

CONTAINERS & PACKAGING – 0.3%
AptarGroup, Inc.		2,209	112,769
Silgan Holdings, Inc.		12,682	541,395

			654,164

DIVERSIFIED CONSUMER SERVICES – 0.4%
Weight Watchers International, Inc.		17,299	891,936

DIVERSIFIED FINANCIAL SERVICES – 0.2%
Leucadia National Corp.		17,892	380,563

ELECTRIC UTILITIES – 2.3%
Entergy Corp.		36,085	2,449,811
Pepco Holdings, Inc.		35,155	687,983
Progress Energy, Inc.		25,626	1,541,917
Xcel Energy, Inc.		22,244	631,952

			5,311,663

ELECTRICAL EQUIPMENT – 0.1%
Acuity Brands, Inc.		4,858	247,321

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.8%
Ingram Micro, Inc., Class A*		85,406	1,492,043

	Country Code**	Shares	Value

Jabil Circuit, Inc.		13,283	$270,043
Tech Data Corp.*		4,934	237,671

			1,999,757

ENERGY EQUIPMENT & SERVICES – 0.2%
Helix Energy Solutions Group, Inc.*		12,900	211,689
Helmerich & Payne, Inc.		5,304	230,618

			442,307

FOOD & STAPLES RETAILING – 0.2%
SUPERVALU, Inc.		76,523	396,389

FOOD PRODUCTS – 4.0%
Dean Foods Co.*		88,219	1,502,370
Flowers Foods, Inc.		2,776	64,487
Hormel Foods Corp.		46,900	1,426,698
Lancaster Colony Corp.		19,816	1,411,097
Smithfield Foods, Inc.*		67,253	1,454,682
Tyson Foods, Inc., Class A		188,604	3,551,413

			9,410,747

GAS UTILITIES – 0.5%
Atmos Energy Corp.		21,863	766,735
UGI Corp.		15,701	462,081

			1,228,816

HEALTH CARE EQUIPMENT & SUPPLIES – 1.3%
Boston Scientific Corp.*		218,085	1,236,542
Dentsply International, Inc.		29,390	1,111,236
Gen-Probe, Inc.*		1,337	109,901
Hill-Rom Holdings, Inc.		17,969	554,344

			3,012,023

HEALTH CARE PROVIDERS & SERVICES – 3.8%
AmerisourceBergen Corp.		14,329	563,846
Coventry Health Care, Inc.		56,488	1,795,753
HCA Holdings, Inc.		34,941	1,063,254
Humana, Inc.		54,088	4,188,575
Laboratory Corp. of America Holdings*		1,721	159,382
Lincare Holdings, Inc.		5,288	179,898

See Notes to Financial Statements.

SC SM GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Quest Diagnostics, Inc.		1,702	$101,950
SXC Health Solutions Corp.*	CA	9,594	951,821

			9,004,479

HOTELS, RESTAURANTS & LEISURE – 1.7%
Choice Hotels International, Inc.		9,703	387,441
Marriott International, Inc., Class A		74,995	2,939,804
Royal Caribbean Cruises Ltd.	LR	3,654	95,114
The Wendy’s Co.		26,735	126,189
Wyndham Worldwide Corp.		7,900	416,646

			3,965,194

HOUSEHOLD DURABLES – 1.7%
D.R. Horton, Inc.		17,054	313,453
Jarden Corp.		9,416	395,660
Leggett & Platt, Inc.		29,448	622,236
Lennar Corp., Class A		19,665	607,845
Mohawk Industries, Inc.*		9,892	690,758
PulteGroup, Inc.*		77,234	826,404
Toll Brothers, Inc.*		18,960	563,681

			4,020,037

INSURANCE – 7.7%
Allied World Assurance Co. Holdings, Ltd.	CH	29,632	2,354,855
American Financial Group, Inc.		46,330	1,817,526
American National Insurance		2,361	168,268
Aspen Insurance Holdings, Ltd.	BM	22,494	650,077
Assurant, Inc.		21,998	766,410
Assured Guaranty, Ltd.	BM	9,650	136,065
CNA Financial Corp.		29,683	822,813
Endurance Specialty Holdings, Ltd.	BM	5,831	223,444
First American Financial Corp.		10,732	182,015
Genworth Financial Inc., Class A*		43,998	249,029
Hanover Insurance Group, Inc.		2,341	91,603
Lincoln National Corp.		18,714	409,275
Mercury General Corp.		17,092	712,224

	Country Code**	Shares	Value

Protective Life Corp.		15,191	$446,767
Reinsurance Group of America, Inc.		1,469	78,165
The Hartford Financial Services Group, Inc.		52,859	931,904
Unum Group		123,657	2,365,558
Validus Holdings, Ltd.	BM	93,085	2,981,513
W.R. Berkley Corp.		73,252	2,850,968

			18,238,479

INTERNET & CATALOG RETAIL – 0.1%
HomeAway Inc*		11,553	251,162

INTERNET SOFTWARE & SERVICES – 0.3%
AOL, Inc.*		23,110	648,929
Rackspace Hosting, Inc.*		3,702	162,666

			811,595

IT SERVICES – 2.1%
Acxiom Corp.*		22,281	336,666
Alliance Data Systems Corp.*		1,276	172,260
Amdocs Ltd.*	GG	52,803	1,569,305
Computer Sciences Corp.		46,556	1,155,520
Lender Processing Services, Inc.		59,595	1,506,561
Mantech International Corp., Class A		5,421	127,231

			4,867,543

LEISURE EQUIPMENT & PRODUCTS – 0.2%
Polaris Industries, Inc.		5,865	419,230

LIFE SCIENCES TOOLS & SERVICES – 1.1%
Charles River Laboratories International, Inc.*		16,397	537,166
Covance, Inc.*		42,280	2,023,098

			2,560,264

MACHINERY – 1.0%
AGCO Corp.*		2,065	94,433
Gardner Denver, Inc.		7,474	395,449
Stanley Black & Decker, Inc.		12,401	798,128
The Toro Co.		5,421	397,305
Trinity Industries, Inc.		25,939	647,956

			2,333,271

See Notes to Financial Statements.

SC SM GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

MEDIA – 2.5%
AMC Networks, Inc., Class A*		9,714	$345,333
Cablevision Systems Corp., Class A		114,610	1,523,167
Cinemark Holdings, Inc.		4,577	104,584
DISH Network Corp., Class A		89,867	2,565,703
DreamWorks Animation SKG, Inc., Class A*		32,930	627,646
Regal Entertainment Group, Class A		14,131	194,442
Scholastic Corp.		21,588	607,918

			5,968,793

METALS & MINING – 0.9%
Alcoa, Inc.		47,550	416,062
Commercial Metals Co.		8,809	111,346
Reliance Steel & Aluminum Co.		31,438	1,587,619

			2,115,027

MULTI-LINE RETAIL – 2.4%
Big Lots, Inc.*		57,487	2,344,895
Dillard’s, Inc., Class A		1,797	114,433
Dollar Tree, Inc.*		26,284	1,414,079
Family Dollar Stores, Inc.		20,515	1,363,837
J.C. Penney Co., Inc.		13,325	310,606

			5,547,850

MULTI-UTILITIES – 8.5%
Alliant Energy Corp.		6,301	287,136
Ameren Corp.		112,405	3,770,064
Centerpoint Energy, Inc.		8,967	185,348
Consolidated Edison, Inc.		18,452	1,147,530
DTE Energy Co.		55,079	3,267,837
Integrys Energy Group, Inc.		59,195	3,366,420
MDU Resources Group, Inc.		66,313	1,433,024
NiSource, Inc.		147,089	3,640,453
SCANA Corp.		27,518	1,316,461
TECO Energy, Inc.		71,692	1,294,757
Vectren Corp.		8,075	238,374

			19,947,404

	Country Code**	Shares	Value

OIL, GAS & CONSUMABLE FUELS – 6.2%
Cheniere Energy, Inc.*		50,935	$750,782
Cimarex Energy Co.		21,507	1,185,466
Denbury Resources, Inc.*		20,807	314,394
Energen Corp.		5,488	247,673
HollyFrontier Corp.		75,407	2,671,670
Marathon Petroleum Corp.		35,135	1,578,264
Murphy Oil Corp.		80,957	4,071,328
Plains Exploration & Production Co.*		20,614	725,200
Sunoco, Inc.		9,628	457,330
Tesoro Corp.*		78,027	1,947,554
Valero Energy Corp.		28,566	689,869
Whiting Petroleum Corp.*		1,905	78,334

			14,717,864

PAPER & FOREST PRODUCTS – 0.4%
Domtar Corp.		3,092	237,187
International Paper Co.		23,862	689,850
Louisiana-Pacific Corp.*		8,778	95,505

			1,022,542

PERSONAL PRODUCTS – 0.4%
Herbalife, Ltd.	KY	21,400	1,034,262

PHARMACEUTICALS – 0.1%
Warner Chilcott PLC, Class A*	IE	9,301	166,674

PROFESSIONAL SERVICES – 0.7%
Manpower, Inc.		44,076	1,615,385

REAL ESTATE INVESTMENT TRUSTS – 12.3%
Alexandria Real Estate Equities, Inc.		4,611	335,312
American Campus Communities, Inc.		16,629	747,972
AvalonBay Communities, Inc.		31,321	4,431,295
Boston Properties, Inc.		30,753	3,332,703
BRE Properties, Inc.		4,607	230,442
CBL & Associates Properties, Inc.		41,810	816,967
Federal Realty Investment Trust		24,059	2,504,301
HCP, Inc.		7,526	332,273
Health Care REIT, Inc.		5,698	332,193

See Notes to Financial Statements.

SC SM GOLDMAN SACHS MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Highwoods Properties, Inc.		2,045	$68,814
Home Properties, Inc.		12,688	778,536
Hospitality Properties Trust		9,954	246,561
Host Hotels & Resorts, Inc.		24,635	389,726
Liberty Property Trust		22,103	814,275
Mack-Cali Realty Corp.		13,701	398,288
Mid-America Apartment Communities, Inc.		1,339	91,373
National Retail Properties, Inc.		12,991	367,515
Potlatch Corp.		16,426	524,647
ProLogis, Inc.		50,226	1,669,010
Rayonier, Inc.		67,530	3,032,097
Realty Income Corp.		40,780	1,703,381
Regency Centers Corp.		32,696	1,555,349
Senior Housing Properties Trust		85,764	1,914,253
Tanger Factory Outlet Centers, Inc.		19,828	635,487
Taubman Centers, Inc.		19,470	1,502,305
UDR, Inc.		2,742	70,853
Ventas, Inc.		3,175	200,406

			29,026,334

ROAD & RAIL – 1.0%
Con-Way, Inc.		4,106	148,268
Kansas City Southern		3,579	248,955
Ryder System, Inc.		6,060	218,220
Werner Enterprises, Inc.		77,347	1,847,820

			2,463,263

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.2%
Advanced Micro Devices, Inc.*		91,296	523,126
Fairchild Semiconductor International, Inc.*		5,858	82,598
Freescale Semiconductor Ltd.*	BM	19,590	200,797
Micron Technology, Inc.*		277,697	1,752,268
ON Semiconductor Corp.*		43,720	310,412

			2,869,201

	Country Code**	Shares	Value

SOFTWARE – 5.7%
Activision Blizzard, Inc.		151,931	$1,821,653
Autodesk, Inc.*		3,929	137,476
BMC Software, Inc.*		12,686	541,438
CA, Inc.		53,509	1,449,559
Electronic Arts, Inc.*		40,865	504,683
Informatica Corp.*		1,517	64,260
Intuit, Inc.		50,017	2,968,509
Quest Software, Inc.*		61,223	1,705,061
Solarwinds, Inc.*		4,986	217,190
Symantec Corp.*		77,648	1,134,437
Synopsys, Inc.*		34,967	1,029,079
TIBCO Software, Inc.*		63,635	1,903,959

			13,477,304

SPECIALTY RETAIL – 1.9%
Aaron’s, Inc.		3,402	96,311
ANN, Inc.*		31,035	791,082
Barnes & Noble, Inc.*		7,452	122,660
Best Buy Co., Inc. (1)		63,923	1,339,826
Dick’s Sporting Goods, Inc.		27,432	1,316,736
DSW, Inc., Class A		3,255	177,072
PetSmart, Inc.		5,286	360,399
Urban Outfitters, Inc.*		14,281	394,013

			4,598,099

TEXTILES, APPAREL & LUXURY GOODS – 0.1%
Fossil, Inc.*		1,253	95,905
Under Armour, Inc., Class A*		1,931	182,441

			278,346

THRIFT & MORTGAGE FINANCE – 0.6%
Hudson City Bancorp, Inc.		8,630	54,973
New York Community Bancorp, Inc.		82,979	1,039,727
Washington Federal, Inc.		24,297	410,376

			1,505,076

TOBACCO – 1.2%
Lorillard, Inc.		21,880	2,887,066

TRADING COMPANIES & DISTRIBUTORS – 1.4%
MSC Industrial Direct Co., Inc., Class A		9,511	623,446
W.W. Grainger, Inc.		554	105,947

See Notes to Financial Statements.

SC SM GOLDMAN SACHS MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Watsco, Inc.		23,905	$1,764,189
WESCO International, Inc.*		14,301	823,023

			3,316,605

WIRELESS TELECOMMUNICATION SERVICES – 0.5%
Telephone & Data Systems, Inc.		22,451	477,982
US Cellular Corp.*		15,779	609,384

			1,087,366

Total Common Stocks (Cost $204,559,473)			229,820,262

Country Code**	Shares	Value

SHORT TERM INVESTMENTS – 2.4%
MUTUAL FUNDS – 2.4%
State Street Institutional Liquid Reserves Fund, 0.21% (Cost $5,592,210)	5,592,210	$5,592,210

TOTAL INVESTMENTS – 99.8%
(Cost $210,151,683)		235,412,472
Other assets less liabilities – 0.2%		503,599

NET ASSETS – 100.0%		$235,916,071

REIT	Real Estate Investment Trust

BM	Bermuda
CA	Canada
CH	Switzerland
GG	Guernsey
IE	Ireland
KY	Cayman Islands
LR	Liberia
PR	Puerto Rico

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

(1)	At the period end, securities (or portions thereof) with an aggregate market value of $681,200 have been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Unrealized Appreciation ($)
Long	S&P Midcap 400 E-Mini Index September Futures	9/21/12	58	146,999

(2)	Fair Value Measurements

All investments and financial derivative instruments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Financial Statements for additional information.

See Notes to Financial Statements.

SC SM COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

COMMON STOCKS – 99.4%
AEROSPACE & DEFENSE – 1.3%
AAR Corp.		9,440	$127,251
Ceradyne, Inc.		12,140	311,391
Curtiss-Wright Corp.		9,610	298,391

			737,033

AUTO COMPONENTS – 0.3%
Amerigon, Inc.*		12,139	139,477

BUILDING PRODUCTS – 0.4%
Universal Forest Products, Inc.		5,455	212,636

CAPITAL MARKETS – 1.3%
GFI Group, Inc.		48,520	172,731
INTL FCStone, Inc.*		11,361	219,836
Knight Capital Group, Inc.*		28,900	345,066

			737,633

CHEMICALS – 3.4%
A. Schulman, Inc.		9,224	183,096
Chemtura Corp.*		18,269	264,900
Cytec Industries, Inc.		3,590	210,518
Ferro Corp.*		33,610	161,328
H.B. Fuller Co.		7,056	216,619
Minerals Technologies, Inc.		5,520	352,066
OM Group, Inc.*		26,095	495,805

			1,884,332

COMMERCIAL BANKS – 9.3%
Ameris Bancorp*		22,966	289,372
Bancfirst Corp.		6,055	253,765
Bryn Mawr Bank Corp.		11,475	241,778
Chemical Financial Corp.		14,040	301,860
Columbia Banking System, Inc.		16,680	313,917
Community Trust Bancorp, Inc.		9,430	315,811
First Citizens BancShares, Inc.		1,458	242,976
First Commonwealth Financial Corp.		53,770	361,872
First Financial Corp.		10,457	303,253
FirstMerit Corp.		27,240	450,005
Glacier Bancorp, Inc.		21,080	326,529
Hancock Holding Co.		14,450	439,858
Investors Bancorp, Inc.*		16,140	243,553

	Country Code**	Shares	Value

Merchants Bancshares, Inc.		8,196	$225,800
Northrim Bancorp, Inc.		11,258	241,934
West Coast Bancorp*		11,160	219,294
Wintrust Financial Corp.		11,649	413,539

			5,185,116

COMMERCIAL SERVICES & SUPPLIES – 2.0%
ABM Industries, Inc.		11,190	218,876
Acco Brands Corp.*		23,721	245,275
Consolidated Graphics, Inc.*		5,049	146,674
Ennis, Inc.		10,530	161,951
UniFirst Corp.		5,270	335,963

			1,108,739

COMMUNICATIONS EQUIPMENT – 0.7%
Emulex Corp.*		30,770	221,544
Symmetricom, Inc.*		27,140	162,569

			384,113

COMPUTERS & PERIPHERALS – 0.5%
QLogic Corp.*		21,360	292,418

CONSTRUCTION & ENGINEERING – 1.6%
Comfort Systems USA, Inc.		15,563	155,941
Dycom Industries, Inc.*		10,884	202,551
KHD Humboldt Wedag International AG*	DE	12,879	80,231
Layne Christensen Co.*		7,950	164,485
Pike Electric Corp.*		18,167	140,249
Sterling Construction Co., Inc.*		11,698	119,554

			863,011

CONSUMER FINANCE – 0.9%
Cash America International, Inc.		7,370	324,575
Green Dot Corp., Class A*		8,260	182,711

			507,286

CONTAINERS & PACKAGING – 1.0%
Greif, Inc., Class A		10,327	423,407
Greif, Inc., Class B		3,568	160,453

			583,860

DIVERSIFIED CONSUMER SERVICES – 0.9%
Lincoln Educational Services Corp.		25,345	164,743

See Notes to Financial Statements.

SC SM COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Regis Corp.		13,590	$244,076
Universal Technical Institute, Inc.		8,521	115,119

			523,938

DIVERSIFIED FINANCIAL SERVICES – 0.3%
Pico Holdings, Inc.*		6,647	148,959

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.1%
Cbeyond, Inc.*		22,706	153,720
Lumos Networks Corp.		7,910	74,749
Neutral Tandem, Inc.*		17,490	230,518
Warwick Valley Telephone Co.		11,412	150,410

			609,397

ELECTRIC UTILITIES – 2.2%
ALLETE, Inc.		10,360	433,048
IDACORP, Inc.		10,470	440,578
MGE Energy, Inc.		7,030	332,519

			1,206,145

ELECTRICAL EQUIPMENT – 1.8%
Belden, Inc.		7,870	262,465
Brady Corp., Class A		9,390	258,319
GrafTech International Ltd.*		27,420	264,603
Powell Industries, Inc.*		5,079	189,751

			975,138

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 2.5%
Anixter International, Inc.		5,099	270,502
Electro Scientific Industries, Inc.		11,290	133,448
GSI Group, Inc.*	CA	13,268	152,051
Littelfuse, Inc.		5,750	327,117
Methode Electronics, Inc.		13,380	113,864
MTS Systems Corp.		5,216	201,077
Nam Tai Electronics, Inc.	VG	33,217	193,323

			1,391,382

ENERGY EQUIPMENT & SERVICES – 3.0%
Gulf Island Fabrication, Inc.		8,448	238,318
Matrix Service Co.*		18,350	208,272

	Country Code**	Shares	Value

Newpark Resources, Inc.*		27,533	$162,445
Patterson-UTI Energy, Inc.		16,110	234,562
RPC, Inc.		19,495	231,795
TETRA Technologies, Inc.*		25,215	179,783
TGC Industries, Inc.*		21,555	209,299
Tidewater, Inc.		4,800	222,528

			1,687,002

FOOD & STAPLES RETAILING – 1.5%
Harris Teeter Supermarkets, Inc.		7,230	296,358
Spartan Stores, Inc.		12,584	228,148
The Andersons, Inc.		7,510	320,376

			844,882

FOOD PRODUCTS – 1.5%
Chiquita Brands International, Inc.*		23,920	119,600
Darling International, Inc.*		18,910	311,826
Fresh Del Monte Produce, Inc.	KY	17,000	398,990

			830,416

GAS UTILITIES – 1.4%
Southwest Gas Corp.		10,086	440,254
The Laclede Group, Inc.		8,790	349,930

			790,184

HEALTH CARE EQUIPMENT & SUPPLIES – 2.8%
Analogic Corp.		3,350	207,700
Angiodynamics, Inc.*		12,953	155,566
Cantel Medical Corp.		6,877	187,398
CONMED Corp.		10,680	295,516
ICU Medical, Inc.*		5,375	286,917
Medical Action Industries, Inc.*		17,535	61,022
Orthofix International NV*	AN	5,019	207,034
Quidel Corp.*		11,315	177,419

			1,578,572

HEALTH CARE PROVIDERS & SERVICES – 3.4%
AmSurg Corp.*		10,830	324,683
Centene Corp.*		7,270	219,263
Lincare Holdings, Inc.		8,880	302,098

See Notes to Financial Statements.

SC SM COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Magellan Health Services, Inc.*		8,350	$378,505
Medcath Corp.*		19,800	147,906
Molina Healthcare, Inc.*		9,160	214,894
Triple-S Management Corp., Class B*	PR	8,530	155,928
U.S. Physical Therapy, Inc.		5,992	152,377

			1,895,654

HOTELS, RESTAURANTS & LEISURE – 1.5%
Bob Evans Farms, Inc.		9,340	375,468
Red Robin Gourmet Burgers, Inc.*		6,149	187,606
WMS Industries, Inc.*		14,260	284,487

			847,561

HOUSEHOLD DURABLES – 0.7%
American Greetings Corp.		14,650	214,183
Cavco Industries, Inc.*		3,857	197,787

			411,970

INSURANCE – 7.9%
Allied World Assurance Co. Holdings, Ltd.	CH	4,080	324,238
American Safety Insurance Holdings, Ltd.*	BM	12,482	234,038
Argo Group International Holdings, Inc.	BM	12,830	375,534
Baldwin & Lyons, Inc., Class B		9,885	229,727
eHealth, Inc.*		6,065	97,707
EMC Insurance Group, Inc.		10,140	204,828
Endurance Specialty Holdings, Ltd.	BM	7,260	278,203
FBL Financial Group, Inc.		8,993	251,894
Hanover Insurance Group, Inc.		8,041	314,644
Horace Mann Educators Corp.		17,120	299,258
Kemper Corp.		7,944	244,278
National Western Life Insurance Co.		1,086	154,125
Navigators Group, Inc.*		5,350	267,767
Safety Insurance Group, Inc.		7,536	306,263

	Country Code**	Shares	Value

Stewart Information Services Corp.		11,534	$177,047
Symetra Financial Corp.		23,345	294,614
United Fire Group, Inc.		16,060	342,560

			4,396,725

INTERNET SOFTWARE & SERVICES – 1.5%
Blucora, Inc.*		13,401	165,101
j2 Global, Inc.		6,686	176,644
Monster Worldwide, Inc.*		23,400	198,900
United Online, Inc.		29,150	123,013
ValueClick, Inc.*		12,070	197,827

			861,485

IT SERVICES – 3.1%
Acxiom Corp.*		21,730	328,340
CACI International, Inc., Class A*		4,040	222,281
Convergys Corp.		24,153	356,740
CSG Systems International, Inc.*		11,140	192,499
Global Cash Access Holdings, Inc.*		28,317	204,166
MoneyGram International, Inc.*		14,879	217,233
Teletech Holdings, Inc.*		13,260	212,160

			1,733,419

MACHINERY – 5.3%
Albany International Corp., Class A		11,035	206,465
Astec Industries, Inc.*		7,140	219,055
Briggs & Stratton Corp.		14,067	246,032
Cascade Corp.		3,710	174,555
CIRCOR International, Inc.		6,300	214,767
EnPro Industries, Inc.*		5,861	219,026
FreightCar America, Inc.		5,444	125,049
Harsco Corp.		7,732	157,578
ITT Corp.		9,960	175,296
Kadant, Inc.*		10,564	247,726
LB Foster Co.		7,620	218,008
Mueller Industries, Inc.		8,190	348,812
Robbins & Myers, Inc.		9,386	392,522

			2,944,891

METALS & MINING – 1.2%
Olympic Steel, Inc.		9,105	149,504

See Notes to Financial Statements.

SC SM COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Thompson Creek Metals Co., Inc.*	CA	44,780	$142,848
Worthington Industries, Inc.		17,980	368,051

			660,403

OIL, GAS & CONSUMABLE FUELS – 2.7%
Bill Barrett Corp.*		13,750	294,525
Cloud Peak Energy, Inc.*		17,140	289,837
Forest Oil Corp.*		27,670	202,821
Stone Energy Corp.*		11,855	300,406
Swift Energy Co.*		10,160	189,078
VAALCO Energy, Inc.*		28,715	247,810

			1,524,477

PAPER & FOREST PRODUCTS – 0.4%
Wausau Paper Corp.		21,341	207,648

PERSONAL PRODUCTS – 0.2%
Inter Parfums, Inc.		6,725	116,141

PHARMACEUTICALS – 2.5%
Impax Laboratories, Inc.*		12,280	248,916
Jazz Pharmaceuticals PLC*	IE	4,943	222,484
Medicis Pharmaceutical Corp., Class A		7,210	246,221
Par Pharmaceutical Cos., Inc.*		7,940	286,952
ViroPharma, Inc.*		16,380	388,206

			1,392,779

PROFESSIONAL SERVICES – 0.8%
FTI Consulting, Inc.*		7,980	229,425
Korn/Ferry International*		14,050	201,618

			431,043

REAL ESTATE INVESTMENT TRUSTS – 6.7%
Campus Crest Communities, Inc.		15,530	161,357
Chesapeake Lodging Trust		19,375	333,637
Corporate Office Properties Trust		9,408	221,182
Cousins Properties, Inc.		43,513	337,226
DiamondRock Hospitality Co.		39,550	403,410

	Country Code**	Shares	Value

Franklin Street Properties Corp.		23,699	$250,735
National Health Investors, Inc.		5,740	292,281
Potlatch Corp.		10,940	349,423
Starwood Property Trust, Inc.		22,133	471,654
Sunstone Hotel Investors, Inc.*		41,515	456,250
Terreno Realty Corp.		18,407	278,130
Urstadt Biddle Properties, Inc., Class A		9,840	194,537

			3,749,822

ROAD & RAIL – 1.3%
Heartland Express, Inc.		16,850	241,123
Ryder System, Inc.		4,600	165,646
Werner Enterprises, Inc.		13,740	328,249

			735,018

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.9%
Amkor Technology, Inc.*		24,229	118,238
ATMI, Inc.*		11,080	227,916
Cabot Microelectronics Corp.		6,200	181,102
Cymer, Inc.*		5,310	313,024
Entegris, Inc.*		39,730	339,294
Integrated Device Technology, Inc.*		29,760	167,251
MKS Instruments, Inc.		12,833	371,259
Teradyne, Inc.*		14,420	202,745
Tessera Technologies, Inc.		16,364	251,515

			2,172,344

SOFTWARE – 1.5%
Compuware Corp.*		19,030	176,789
Monotype Imaging Holdings, Inc.*		11,120	186,482
Parametric Technology Corp.*		8,540	178,998
Progress Software Corp.*		13,640	284,667

			826,936

SPECIALTY RETAIL – 4.8%
Aaron’s, Inc.		9,940	281,401
Children’s Place Retail Stores, Inc.*		6,705	334,110

See Notes to Financial Statements.

SC SM COLUMBIA SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Finish Line, Inc., Class A		15,740	$329,123
GameStop Corp., Class A		12,766	234,384
hhgregg, Inc.*		16,163	182,804
Rent-A-Center, Inc.		16,390	552,999
Shoe Carnival, Inc.		10,107	217,199
Stage Stores, Inc.		12,852	235,449
The Men’s Wearhouse, Inc.		11,100	312,354

			2,679,823

TEXTILES, APPAREL & LUXURY GOODS – 2.1%
Columbia Sportswear Co.		4,380	234,856
Deckers Outdoor Corp.*		6,350	279,463
G-III Apparel Group, Ltd.*		6,920	163,935
The Jones Group, Inc.		29,220	279,343
The Warnaco Group, Inc.*		4,690	199,700

			1,157,297

THRIFT & MORTGAGE FINANCE – 4.8%
Bank Mutual Corp.		42,809	188,788
BankFinancial Corp.		24,360	183,431
BankUnited, Inc.		7,384	174,115
Beneficial Mutual Bancorp, Inc.*		32,200	277,886
Brookline Bancorp, Inc.		33,623	297,563
ESSA Bancorp, Inc.		14,859	160,477
Home Federal Bancorp, Inc.		19,762	207,501
MGIC Investment Corp.*		56,152	161,718

Country Code**	Shares	Value

Northfield Bancorp, Inc.	11,722	$166,570
Provident New York Bancorp	22,020	167,132
TrustCo Bank Corp. NY	18,227	99,519
United Financial Bancorp, Inc.	11,138	160,164
Washington Federal, Inc.	18,930	319,728
Westfield Financial, Inc.	16,642	121,486

		2,686,078

TRADING COMPANIES & DISTRIBUTORS – 0.9%
Applied Industrial Technologies, Inc.	6,140	226,259
Kaman Corp.	8,850	273,819

		500,078

WIRELESS TELECOMMUNICATION SERVICES – 0.5%
NTELOS Holdings Corp.	7,380	139,113
Shenandoah Telecommunications Co.	11,891	161,837

		300,950

Total Common Stocks (Cost $55,135,068)		55,454,211

TOTAL INVESTMENTS – 99.4%
(Cost $55,135,068)		55,454,211
Other assets less liabilities – 0.6%		346,104

NET ASSETS – 100.0%		$55,800,315

AN	Netherlands Antilles
BM	Bermuda
CA	Canada
CH	Switzerland
DE	Germany
IE	Ireland
KY	Cayman Islands
PR	Puerto Rico
VG	British Virgin Islands

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

See Notes to Financial Statements.

SC SM COLUMBIA SMALL CAP VALUE FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks (a)	$55,373,980	$80,231	$—	$55,454,211

Total Investments	$55,373,980	$80,231	$—	$55,454,211

†	See Note 2b in the Notes to Financial Statements for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations of Level 1 Securities. The Level 2 security is within the Construction & Engineering industry in the Portfolio of Investments.

See Notes to Financial Statements.

SC SM DAVIS VENTURE VALUE FUND

PORTFOLIO OF INVESTMENTS June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

COMMON STOCKS – 93.0%
AEROSPACE & DEFENSE – 0.4%
Lockheed Martin Corp.		16,550	$1,441,174

AUTOMOBILES – 0.6%
Harley-Davidson, Inc.		49,186	2,249,276

BEVERAGES – 4.3%
Diageo PLC ADR	GB	79,447	8,188,602
Heineken Holding NV	NL	66,759	2,990,195
The Coca-Cola Co.		66,440	5,194,944

			16,373,741

CAPITAL MARKETS – 7.8%
Ameriprise Financial, Inc.		28,635	1,496,465
Bank of New York Mellon Corp.		803,520	17,637,264
Julius Baer Group Ltd.	CH	204,200	7,403,609
The Charles Schwab Corp.		141,450	1,828,949
The Goldman Sachs Group, Inc.		15,021	1,439,913

			29,806,200

CHEMICALS – 4.5%
Air Products & Chemicals, Inc.		54,980	4,438,535
Ecolab, Inc.		32,270	2,211,463
Monsanto Co.		73,220	6,061,152
Potash Corp. of Saskatchewan, Inc.	CA	64,925	2,836,573
Praxair, Inc.		14,320	1,557,014

			17,104,737

COMMERCIAL BANKS – 6.1%
Wells Fargo & Co.		694,193	23,213,814

COMMERCIAL SERVICES & SUPPLIES – 1.6%
Iron Mountain, Inc.		182,724	6,022,583

COMPUTERS & PERIPHERALS – 0.4%
Hewlett-Packard Co.		79,000	1,588,690

CONSTRUCTION MATERIALS – 0.2%
Martin Marietta Materials, Inc.		9,910	781,106

CONSUMER FINANCE – 6.1%
American Express Co.		399,575	23,259,261

CONTAINERS & PACKAGING – 0.3%
Sealed Air Corp.		65,203	1,006,734

	Country Code**	Shares	Value

DISTRIBUTORS – 0.3%
Li & Fung Ltd.	BM	567,700	$1,097,726

DIVERSIFIED FINANCIAL SERVICES – 0.7%
CME Group, Inc.		2,830	758,752
JP Morgan Chase & Co.		57,536	2,055,761

			2,814,513

ELECTRICAL EQUIPMENT – 0.3%
Emerson Electric Co.		28,420	1,323,804

ENERGY EQUIPMENT & SERVICES – 1.1%
Schlumberger, Ltd.	AN	31,400	2,038,174
Transocean Ltd.	CH	48,582	2,173,073

			4,211,247

FOOD & STAPLES RETAILING – 11.4%
Costco Wholesale Corp.		191,595	18,201,525
CVS Caremark Corp.		505,412	23,617,903
Sysco Corp.		33,490	998,337
Walgreen Co.		32,370	957,504

			43,775,269

FOOD PRODUCTS – 0.3%
Nestle SA	CH	5,750	343,148
Unilever NV	NL	28,720	957,812

			1,300,960

HEALTH CARE EQUIPMENT & SUPPLIES – 0.0% +
Baxter International, Inc.		1,790	95,138

HEALTH CARE PROVIDERS & SERVICES – 2.4%
Express Scripts Holding Co.*		161,761	9,031,117

HOUSEHOLD DURABLES – 0.2%
Hunter Douglas NV	AN	14,850	579,973

INSURANCE – 11.3%
ACE Ltd.	CH	38,620	2,862,901
Alleghany Corp.*		15,870	5,391,832
Aon PLC	GB	12,980	607,204
Berkshire Hathaway, Inc., Class A*		80	9,995,600
Everest Re Group, Ltd.	BM	5,950	615,765
Fairfax Financial Holdings Ltd.	CA	5,200	2,036,840
Fairfax Financial Holdings Ltd.(1)	CA	1,960	776,107

See Notes to Financial Statements.

SC SM DAVIS VENTURE VALUE FUND PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Loews Corp.		269,770	$11,036,291
Markel Corp.*		1,353	597,620
The Progressive Corp.		456,319	9,505,125

			43,425,285

INTERNET & CATALOG RETAIL – 1.7%
Expedia, Inc.		30,720	1,476,711
Groupon, Inc.*		76,900	817,447
Liberty Interactive Corp., Class A*		108,062	1,922,423
Netflix, Inc.*		31,860	2,181,454

			6,398,035

INTERNET SOFTWARE & SERVICES – 3.1%
Google, Inc., Class A*		20,340	11,798,624

IT SERVICES – 0.5%
Visa, Inc., Class A		17,010	2,102,946

LIFE SCIENCES TOOLS & SERVICES – 0.4%
Agilent Technologies, Inc.		34,148	1,339,967

MACHINERY – 0.5%
PACCAR, Inc.		52,160	2,044,150

MARINE – 1.2%
China Shipping Development Co., Ltd.	CN	1,149,000	544,460
Kuehne & Nagel International AG	CH	37,886	4,013,761

			4,558,221

MEDIA – 2.5%
Grupo Televisa SA ADR	MX	36,476	783,504
The Walt Disney Co.		178,450	8,654,825

			9,438,329

METALS & MINING – 1.1%
BHP Billiton PLC	GB	78,600	2,234,003
Rio Tinto PLC	GB	42,672	2,027,930

			4,261,933

OIL, GAS & CONSUMABLE FUELS – 8.0%
Canadian Natural Resources Ltd.	CA	317,192	8,516,605
China Coal Energy Co., Ltd.	CN	1,557,200	1,294,942

	Country Code**	Shares	Value

Devon Energy Corp.		60,121	$3,486,417
EOG Resources, Inc.		96,193	8,667,951
Occidental Petroleum Corp.		98,450	8,444,057
OGX Petroleo e Gas Participacoes SA*	BR	116,000	317,650

			30,727,622

PAPER & FOREST PRODUCTS – 0.0% +
Sino-Forest Corp.*	CA	280,530	—
Sino-Forest Corp.* (1)	CA	6,300	—

			—

PERSONAL PRODUCTS – 0.2%
Natura Cosmeticos SA	BR	28,600	669,256

PHARMACEUTICALS – 1.4%
Johnson & Johnson		11,690	789,776
Merck & Co., Inc.		24,733	1,032,603
Pfizer, Inc.		41,040	943,920
Roche Holding AG	CH	16,100	2,781,000

			5,547,299

REAL ESTATE MANAGEMENT & DEVELOPMENT – 2.1%
Brookfield Asset Management, Inc., Class A	CA	117,000	3,872,700
Hang Lung Group Ltd.	HK	669,900	4,142,102

			8,014,802

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.7%
Intel Corp.		44,130	1,176,064
Texas Instruments, Inc.		191,055	5,481,368

			6,657,432

SOFTWARE – 2.4%
Activision Blizzard, Inc.		189,550	2,272,705
Microsoft Corp.		126,080	3,856,787
Oracle Corp.		99,800	2,964,060

			9,093,552

SPECIALTY RETAIL – 3.4%
Bed Bath & Beyond, Inc.*		173,040	10,693,872
CarMax, Inc.*		62,587	1,623,507
Tiffany & Co.		11,780	623,751

			12,941,130

See Notes to Financial Statements.

SC SM DAVIS VENTURE VALUE FUND PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS – 0.1%
Compagnie Financiere Richemont SA	CH	9,900	$543,607

TOBACCO – 0.9%
Philip Morris International, Inc.		40,228	3,510,295

TRANSPORTATION INFRASTRUCTURE – 1.3%
China Merchants Holdings International Co., Ltd.	HK	1,687,652	5,151,941

WIRELESS TELECOMMUNICATION SERVICES – 0.2%
America Movil SAB de C.V. ADR, Series L	MX	28,400	740,105

Total Common Stocks (Cost $300,444,290)			356,041,594

	Principal Amount (000)	Value

SHORT TERM INVESTMENTS – 5.9%
COMMERCIAL PAPER (2) – 5.9%
Bank of Tokyo 0.16%, 7/6/12	$8,316	$8,315,815

0.17%, 7/2/12	5,300	5,299,975
Societe Generale North America, Inc. 0.20%, 7/2/12	9,000	8,999,950

Total Short Term Investments (Amortized cost $22,615,740)		22,615,740

TOTAL INVESTMENTS – 98.9% (Cost $323,060,030)		378,657,334
Other assets less liabilities – 1.1%		4,364,223

NET ASSETS – 100.0%		$383,021,557

ADR	American Depositary Receipt

AN	Netherlands Antilles
BM	Bermuda
BR	Brazil
CA	Canada
CH	Switzerland
CN	China
GB	Great Britain
HK	Hong Kong
MX	Mexico
NL	Netherlands

+	Amount is less than 0.05%.
*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.
(1)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $776,107, representing 0.2% of net assets.
(2)	Interest rates represent annualized yield at date of purchase.

See Notes to Financial Statements.

SC SM DAVIS VENTURE VALUE FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(3)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$1,441,174	$—	$—	$1,441,174
Automobiles	2,249,276	—	—	2,249,276
Beverages	13,383,546	2,990,195	—	16,373,741
Capital Markets	22,402,591	7,403,609	—	29,806,200
Chemicals	17,104,737	—	—	17,104,737
Commercial Banks	23,213,814	—	—	23,213,814
Commercial Services & Supplies	6,022,583	—	—	6,022,583
Computers & Peripherals	1,588,690	—	—	1,588,690
Construction Materials	781,106	—	—	781,106
Consumer Finance	23,259,261	—	—	23,259,261
Containers & Packaging	1,006,734	—	—	1,006,734
Distributors	—	1,097,726	—	1,097,726
Diversified Financial Services	2,814,513	—	—	2,814,513
Electrical Equipment	1,323,804	—	—	1,323,804
Energy Equipment & Services	4,211,247	—	—	4,211,247
Food & Staples Retailing	43,775,269	—	—	43,775,269
Food Products	957,812	343,148	—	1,300,960
Health Care Equipment & Supplies	95,138	—	—	95,138
Health Care Providers & Services	9,031,117	—	—	9,031,117
Household Durables	—	579,973	—	579,973
Insurance	43,425,285	—	—	43,425,285
Internet & Catalog Retail	6,398,035	—	—	6,398,035
Internet Software & Services	11,798,624	—	—	11,798,624
IT Services	2,102,946	—	—	2,102,946
Life Sciences Tools & Services	1,339,967	—	—	1,339,967
Machinery	2,044,150	—	—	2,044,150
Marine	—	4,558,221	—	4,558,221
Media	9,438,329	—	—	9,438,329
Metals & Mining	—	4,261,933	—	4,261,933
Oil, Gas & Consumable Fuels	29,432,680	1,294,942	—	30,727,622
Paper & Forest Products	—	—	—	—
Personal Products	669,256	—	—	669,256
Pharmaceuticals	2,766,299	2,781,000	—	5,547,299
Real Estate Management & Development	3,872,700	4,142,102	—	8,014,802
Semiconductors & Semiconductor Equipment	6,657,432	—	—	6,657,432
Software	9,093,552	—	—	9,093,552
Specialty Retail	12,941,130	—	—	12,941,130

See Notes to Financial Statements.

SC SM DAVIS VENTURE VALUE FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

Assets (Continued)	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Textiles, Apparel & Luxury Goods	$—	$543,607	$—	$543,607
Tobacco	3,510,295	—	—	3,510,295
Transportation Infrastructure	—	5,151,941	—	5,151,941
Wireless Telecommunication Services	740,105	—	—	740,105

Total Common Stocks	320,893,197	35,148,397	—	356,041,594

Short Term Investments Commercial Paper	—	22,615,740	—	22,615,740

Total Investments	$320,893,197	$57,764,137	$—	$378,657,334

†	See Note 2b in the Notes to Financial Statements for additional information.

See Notes to Financial Statements.

SC SM INVESCO SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

COMMON STOCKS – 96.1%
AEROSPACE & DEFENSE – 2.5%
Hexcel Corp.*		15,677	$404,310
TransDigm Group, Inc.*		4,937	663,039

			1,067,349

AIR FREIGHT & LOGISTICS – 1.5%
Forward Air Corp.		9,536	307,727
HUB Group, Inc.*		9,535	345,167

			652,894

AUTO COMPONENTS – 1.9%
Tenneco, Inc.*		7,946	213,112
TRW Automotive Holdings Corp.*		6,579	241,844
WABCO Holdings, Inc.*		7,301	386,442

			841,398

BIOTECHNOLOGY – 5.9%
Acorda Therapeutics, Inc.*		7,161	168,713
Amarin Corp. PLC ADR*	GB	23,075	333,664
BioMarin Pharmaceutical, Inc.*		13,844	547,945
Incyte Corp.*		20,917	474,816
Myriad Genetics, Inc.*		14,884	353,793
Seattle Genetics, Inc.*		13,963	354,521
United Therapeutics Corp.*		6,676	329,661

			2,563,113

BUILDING PRODUCTS – 0.8%
A.O. Smith Corp.		7,539	368,582

CAPITAL MARKETS – 2.0%
Affiliated Managers Group, Inc.*		4,168	456,188
Greenhill & Co., Inc.		3,622	129,124
Stifel Financial Corp.*		9,478	292,870

			878,182

CHEMICALS – 1.8%
Intrepid Potash, Inc.*		8,833	201,039
Olin Corp.		15,978	333,781
Rockwood Holdings, Inc.		6,015	266,765

			801,585

	Country Code**	Shares	Value

COMMERCIAL BANKS – 1.5%
Huntington Bancshares, Inc.		40,281	$257,798
SVB Financial Group*		6,984	410,101

			667,899

COMMERCIAL SERVICES & SUPPLIES – 2.0%
Corrections Corporation of America		16,111	474,469
Tetra Tech, Inc.*		15,151	395,138

			869,607

COMMUNICATIONS EQUIPMENT – 1.7%
Ciena Corp.*		13,107	214,562
Finisar Corp.*		13,591	203,321
NETGEAR, Inc.*		9,231	318,562

			736,445

CONTAINERS & PACKAGING – 0.5%
Greif, Inc., Class A		5,356	219,596

DISTRIBUTORS – 0.9%
Pool Corp.		9,968	403,305

ELECTRIC UTILITIES – 0.8%
ITC Holdings Corp.		4,775	329,045

ELECTRICAL EQUIPMENT – 1.4%
Acuity Brands, Inc.		5,770	293,751
Regal-Beloit Corp.		5,352	333,215

			626,966

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 2.9%
Cognex Corp.		8,064	255,226
Littelfuse, Inc.		6,224	354,083
National Instruments Corp.		12,853	345,232
SYNNEX Corp.*		9,227	318,239

			1,272,780

ENERGY EQUIPMENT & SERVICES – 3.1%
Atwood Oceanics, Inc.*		7,090	268,286
Dresser-Rand Group, Inc.*		7,044	313,740
Dril-Quip, Inc.*		5,104	334,771
Lufkin Industries, Inc.		4,384	238,139
Patterson-UTI Energy, Inc.		12,254	178,418

			1,333,354

See Notes to Financial Statements.

SC SM INVESCO SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

FOOD & STAPLES RETAILING – 0.7%
Harris Teeter Supermarkets, Inc.		7,012	$287,422

FOOD PRODUCTS – 2.1%
B&G Foods, Inc.		16,619	442,065
Diamond Foods, Inc.		5,328	95,052
Lancaster Colony Corp.		5,585	397,708

			934,825

HEALTH CARE EQUIPMENT & SUPPLIES – 3.2%
Insulet Corp.*		12,080	258,150
Masimo Corp.*		12,246	274,065
Meridian Bioscience, Inc.		10,737	219,679
NuVasive, Inc.*		1,441	36,544
Sirona Dental Systems, Inc.*		6,976	313,990
STERIS Corp.		9,566	300,085
Thoratec Corp.*		239	8,026

			1,410,539

HEALTH CARE PROVIDERS & SERVICES – 4.5%
Centene Corp.*		9,532	287,485
Chemed Corp.		5,836	352,728
Health Management Associates, Inc., Class A*		29,912	234,809
HMS Holdings Corp.*		8,858	295,060
MEDNAX, Inc.*		4,388	300,754
PSS World Medical, Inc.*		11,067	232,296
VCA Antech, Inc.*		10,740	236,065

			1,939,197

HEALTH CARE TECHNOLOGY – 0.4%
Quality Systems, Inc.		6,258	172,158

HOTELS, RESTAURANTS & LEISURE – 4.8%
Choice Hotels International, Inc.		7,383	294,803
Darden Restaurants, Inc.		6,140	310,868
Domino’s Pizza, Inc.		9,203	284,465
Jack In The Box, Inc.*		11,973	333,808
Life Time Fitness, Inc.*		8,520	396,265
Penn National Gaming, Inc.*		10,302	459,366

			2,079,575

HOUSEHOLD DURABLES – 1.7%
Ethan Allen Interiors, Inc.		14,114	281,292
The Ryland Group, Inc.		18,235	466,451

			747,743

	Country Code**	Shares	Value

INSURANCE – 0.9%
Brown & Brown, Inc.		14,705	$401,005

INTERNET SOFTWARE & SERVICES – 3.5%
Ancestry.com, Inc.*		7,218	198,712
Costar Group, Inc.*		7,022	570,186
DealerTrack Holdings, Inc.*		11,515	346,717
ValueClick, Inc.*		21,983	360,301
WebMD Health Corp., Class A*		2,729	55,972

			1,531,888

IT SERVICES – 1.2%
Alliance Data Systems Corp.*		3,752	506,520

LEISURE EQUIPMENT & PRODUCTS – 0.7%
Brunswick Corp.		13,393	297,592

LIFE SCIENCES TOOLS & SERVICES – 2.3%
Parexel International Corp.*		14,637	413,203
PerkinElmer, Inc.		11,335	292,443
Techne Corp.		3,727	276,543

			982,189

MACHINERY – 3.9%
Crane Co.		7,005	254,842
Kennametal, Inc.		7,815	259,067
Lincoln Electric Holdings, Inc.		8,910	390,169
Lindsay Corp.		5,093	330,536
Wabtec Corp.		5,790	451,678

			1,686,292

METALS & MINING – 1.2%
Allied Nevada Gold Corp.*		3,410	96,776
Carpenter Technology Corp.		6,909	330,526
Detour Gold Corp.*	CA	4,113	82,858

			510,160

OIL, GAS & CONSUMABLE FUELS – 2.4%
Berry Petroleum Co., Class A		7,493	297,173
Energen Corp.		5,854	264,191
Oasis Petroleum, Inc.*		10,446	252,584
Resolute Energy Corp.*		22,747	217,689

			1,031,637

See Notes to Financial Statements.

SC SM INVESCO SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

PERSONAL PRODUCTS – 1.0%
Nu Skin Enterprises, Inc.		9,660	$453,054

PHARMACEUTICALS – 1.1%
Salix Pharmaceuticals Ltd.*		8,987	489,252

REAL ESTATE INVESTMENT TRUSTS – 0.8%
Colonial Properties Trust		15,600	345,384

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 6.3%
Cymer, Inc.*		6,486	382,350
Hittite Microwave Corp.*		5,928	303,039
Microsemi Corp.*		16,010	296,025
MKS Instruments, Inc.		10,824	313,138
PMC-Sierra, Inc.*		45,315	278,234
Power Integrations, Inc.		8,487	316,565
Semtech Corp.*		12,194	296,558
Teradyne, Inc.*		20,704	291,098
Volterra Semiconductor Corp.*		11,157	261,632

			2,738,639

SOFTWARE – 11.5%
ANSYS, Inc.*		5,816	367,048
Aspen Technology, Inc.*		21,133	489,229
BroadSoft, Inc.*		9,795	283,663
Commvault Systems, Inc.*		9,512	471,510
Fair Issac Corp.		9,380	396,586
Informatica Corp.*		10,783	456,768
Interactive Intelligence Group*		7,881	222,323
Manhattan Associates, Inc.*		9,725	444,530
MICROS Systems, Inc.*		7,797	399,206
MicroStrategy, Inc., Class A*		2,497	324,260
Parametric Technology Corp.*		12,283	257,452
Quest Software, Inc.*		1,613	44,922
Solarwinds, Inc.*		14,308	623,257
Websense, Inc.*		12,477	233,694

			5,014,448

	Country Code**	Shares	Value

SPECIALTY RETAIL – 5.7%
Dick’s Sporting Goods, Inc.		8,221	$394,608
DSW, Inc., Class A		6,364	346,201
Foot Locker, Inc.		12,905	394,635
Group 1 Automotive, Inc.		6,204	282,964
Monro Muffler Brake, Inc.		8,007	266,153
Tractor Supply Co.		4,181	347,274
Vitamin Shoppe, Inc.*		8,147	447,515

			2,479,350

TEXTILES, APPAREL & LUXURY GOODS – 2.3%
Maidenform Brands, Inc.*		12,022	239,478
Steven Madden Ltd.*		10,606	336,741
Under Armour, Inc., Class A*		4,588	433,474

			1,009,693

TRADING COMPANIES & DISTRIBUTORS – 1.6%
Watsco, Inc.		4,969	366,712
WESCO International, Inc.*		6,033	347,199

			713,911

WIRELESS TELECOMMUNICATION SERVICES – 1.1%
SBA Communications Corp.*		8,202	467,924

Total Common Stocks (Cost $36,455,028)			41,862,497

TOTAL INVESTMENTS – 96.1%
(Cost $36,455,028)			41,862,497
Other assets less liabilities – 3.9%			1,709,010

NET ASSETS – 100.0%			$43,571,507

See Notes to Financial Statements.

SC SM INVESCO SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

ADR	American Depositary Receipt

CA	Canada
GB	Great Britain

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Financial Statements for additional information.

See Notes to Financial Statements.

SC SM LORD ABBETT GROWTH & INCOME FUND PORTFOLIO OF INVESTMENTS June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

COMMON STOCKS – 98.1%
AEROSPACE & DEFENSE – 0.6%
United Technologies Corp.		37,440	$2,827,843

AIR FREIGHT & LOGISTICS – 1.4%
FedEx Corp.		64,860	5,941,825

AIRLINES – 0.9%
United Continental Holdings, Inc.*		161,550	3,930,511

AUTOMOBILES – 1.6%
Ford Motor Co.		724,930	6,952,079

BEVERAGES – 1.9%
Diageo PLC ADR	GB	35,180	3,626,003
The Coca-Cola Co.		60,000	4,691,400

			8,317,403

BIOTECHNOLOGY – 2.9%
Celgene Corp.*		122,207	7,840,801
Onyx Pharmaceuticals, Inc.*		69,120	4,593,024

			12,433,825

CAPITAL MARKETS – 1.6%
Franklin Resources, Inc.		48,980	5,436,290
State Street Corp.		33,890	1,512,850

			6,949,140

CHEMICALS – 2.3%
Air Products & Chemicals, Inc.		13,400	1,081,782
Ashland, Inc.		66,650	4,619,512
PPG Industries, Inc.		39,570	4,199,168

			9,900,462

COMMERCIAL BANKS – 7.8%
BB&T Corp.		155,190	4,787,612
Fifth Third Bancorp		205,760	2,757,184
M&T Bank Corp.		61,760	5,099,523
PNC Financial Services Group, Inc.		132,350	8,087,909
U.S. Bancorp		226,500	7,284,240
Wells Fargo & Co.		171,917	5,748,904

			33,765,372

COMMUNICATIONS EQUIPMENT – 0.5%
QUALCOMM, Inc.		35,350	1,968,288

	Country Code**	Shares	Value

COMPUTERS & PERIPHERALS – 1.0%
EMC Corp.*		171,590	$4,397,852

CONSTRUCTION & ENGINEERING – 1.0%
Jacobs Engineering Group, Inc.*		116,530	4,411,826

CONSUMER FINANCE – 2.5%
Capital One Financial Corp.		196,481	10,739,651

DIVERSIFIED FINANCIAL SERVICES – 2.2%
Bank of America Corp.		333,690	2,729,584
Citigroup, Inc.		68,690	1,882,793
JP Morgan Chase & Co.		135,522	4,842,201

			9,454,578

DIVERSIFIED TELECOMMUNICATION SERVICES – 2.6%
AT&T, Inc.		181,130	6,459,096
Verizon Communications, Inc.		111,190	4,941,283

			11,400,379

ELECTRIC UTILITIES – 2.7%
Duke Energy Corp.		155,290	3,580,987
NextEra Energy, Inc.		89,840	6,181,891
Xcel Energy, Inc.		74,820	2,125,636

			11,888,514

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.9%
Arrow Electronics, Inc.*		114,320	3,750,839

ENERGY EQUIPMENT & SERVICES – 1.9%
Halliburton Co.		215,812	6,126,903
Schlumberger, Ltd.	AN	33,160	2,152,415

			8,279,318

FOOD & STAPLES RETAILING – 1.3%
CVS Caremark Corp.		121,710	5,687,508

FOOD PRODUCTS – 3.1%
Archer-Daniels-Midland Co.		219,949	6,492,895
Bunge, Ltd.	BM	110,757	6,948,894

			13,441,789

HEALTH CARE EQUIPMENT & SUPPLIES – 1.6%
Covidien PLC	IE	128,000	6,848,000

See Notes to Financial Statements.

SC SM LORD ABBETT GROWTH & INCOME FUND PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

HEALTH CARE PROVIDERS & SERVICES – 8.5%
CIGNA Corp.		156,293	$6,876,892
DaVita, Inc.*		72,045	7,075,539
Express Scripts Holding Co.*		143,365	8,004,068
Laboratory Corp. of America Holdings*		23,900	2,213,379
McKesson Corp.		55,550	5,207,813
UnitedHealth Group, Inc.		73,380	4,292,730
WellPoint, Inc.		51,920	3,311,977

			36,982,398

HOTELS, RESTAURANTS & LEISURE – 0.3%
Las Vegas Sands Corp.		34,000	1,478,660

HOUSEHOLD PRODUCTS – 0.2%
Colgate-Palmolive Co.		8,000	832,800

INSURANCE – 8.8%
ACE Ltd.	CH	98,020	7,266,222
Berkshire Hathaway, Inc., Class B*		144,430	12,035,352
Marsh & McLennan Cos., Inc.		178,890	5,765,625
Prudential Financial, Inc.		72,020	3,487,929
Travelers Cos., Inc.		121,320	7,745,069
XL Group PLC	IE	100,530	2,115,151

			38,415,348

INTERNET SOFTWARE & SERVICES – 2.0%
eBay, Inc.*		209,160	8,786,812

LIFE SCIENCES TOOLS & SERVICES – 2.1%
Thermo Fisher Scientific, Inc.		179,410	9,313,173

MACHINERY – 1.9%
Dover Corp.		51,110	2,740,007
Eaton Corp.		138,920	5,505,400

			8,245,407

MEDIA – 5.3%
Comcast Corp., Class A		250,830	8,019,035
Omnicom Group, Inc.		46,690	2,269,134
The Walt Disney Co.		152,032	7,373,552
Time Warner, Inc.		139,900	5,386,150

			23,047,871

	Country Code**	Shares	Value

MULTI-LINE RETAIL – 1.3%
J.C. Penney Co., Inc.		83,790	$1,953,145
Target Corp.		61,202	3,561,344

			5,514,489

MULTI-UTILITIES – 1.5%
Dominion Resources, Inc.		63,180	3,411,720
PG&E Corp.		71,200	3,223,224

			6,634,944

OIL, GAS & CONSUMABLE FUELS – 7.7%
Anadarko Petroleum Corp.		87,590	5,798,458
Apache Corp.		36,545	3,211,940
Devon Energy Corp.		54,330	3,150,597
Exxon Mobil Corp.		124,540	10,656,888
Imperial Oil, Ltd.	CA	37,715	1,573,470
Kinder Morgan, Inc.		76,830	2,475,462
Occidental Petroleum Corp.		49,480	4,243,899
Range Resources Corp.		39,840	2,464,901

			33,575,615

PAPER & FOREST PRODUCTS – 0.9%
International Paper Co.		141,560	4,092,500

PHARMACEUTICALS – 5.6%
Eli Lilly & Co.		131,580	5,646,098
Pfizer, Inc.		270,610	6,224,030
Teva Pharmaceutical Industries, Ltd. ADR	IL	178,340	7,033,729
Watson Pharmaceuticals, Inc.*		75,930	5,618,061

			24,521,918

REAL ESTATE INVESTMENT TRUSTS – 0.3%
Vornado Realty Trust		15,700	1,318,486

ROAD & RAIL – 0.5%
CSX Corp.		93,330	2,086,859

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 5.5%
Broadcom Corp., Class A*		186,670	6,309,446
Intel Corp.		216,810	5,777,987
Lam Research Corp.*		105,710	3,989,495
Texas Instruments, Inc.		277,170	7,952,007

			24,028,935

See Notes to Financial Statements.

SC SM LORD ABBETT GROWTH &  INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

SOFTWARE – 1.7%
Microsoft Corp.		237,610	$7,268,490

SPECIALTY RETAIL – 1.7%
The Home Depot, Inc.		142,880	7,571,210

Total Common Stocks (Cost $398,058,387)			427,002,917

Country Code**	Shares	Value

SHORT TERM INVESTMENTS – 2.2%
MUTUAL FUNDS – 2.2%
State Street Institutional Liquid Reserves Fund, 0.21% (Cost $9,706,877)	9,706,877	$9,706,877

TOTAL INVESTMENTS – 100.3%
(Cost $407,765,264)		436,709,794
Liabilities in excess of other assets – (0.3)%		(1,277,987)

NET ASSETS – 100.0%		$435,431,807

ADR	American Depositary Receipt

AN	Netherlands Antilles
BM	Bermuda
CA	Canada
CH	Switzerland
GB	Great Britain
IE	Ireland
IL	Israel

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Financial Statements for additional information.

See Notes to Financial Statements.

SC SM WMC BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

COMMON STOCKS – 99.7%
AIR FREIGHT & LOGISTICS – 2.4%
C.H. Robinson Worldwide, Inc.		39,305	$2,300,521
Expeditors International of Washington, Inc.		51,565	1,998,144

			4,298,665

AUTO COMPONENTS – 0.8%
Allison Transmission Holdings, Inc.		81,850	1,437,286

AUTOMOBILES – 1.5%
Harley-Davidson, Inc.		57,865	2,646,166

BEVERAGES – 1.1%
Molson Coors Brewing Co., Class B		47,280	1,967,321

BIOTECHNOLOGY – 5.3%
Alkermes PLC*	IE	77,655	1,317,805
Amylin Pharmaceuticals, Inc.*		113,675	3,209,045
Incyte Corp.*		52,280	1,186,756
Ironwood Pharmaceuticals, Inc.*		57,350	790,283
Regeneron Pharmaceuticals, Inc.*		15,030	1,716,727
Seattle Genetics, Inc.*		48,055	1,220,117

			9,440,733

BUILDING PRODUCTS – 1.8%
Lennox International, Inc.		71,040	3,312,595

CAPITAL MARKETS – 5.0%
Greenhill & Co., Inc.		27,580	983,227
Invesco Ltd.	BM	116,845	2,640,697
LPL Financial Holdings, Inc.		29,160	984,733
SEI Investments Co.		128,970	2,565,213
T. Rowe Price Group, Inc.		28,410	1,788,694

			8,962,564

CHEMICALS – 1.9%
FMC Corp.		26,690	1,427,381

	Country Code**	Shares	Value

The Sherwin-Williams Co.		14,745	$1,951,501

			3,378,882

COMMERCIAL BANKS – 4.6%
Cullen/Frost Bankers, Inc.		17,765	1,021,310
East West Bancorp, Inc.		29,960	702,862
First Niagara Financial Group, Inc.		152,350	1,165,477
First Republic Bank*		50,295	1,689,912
M&T Bank Corp.		38,740	3,198,762
Signature Bank*		6,860	418,254

			8,196,577

COMMERCIAL SERVICES & SUPPLIES – 1.5%
Corrections Corporation of America		31,580	930,031
Waste Connections, Inc.		57,380	1,716,810

			2,646,841

COMMUNICATIONS EQUIPMENT – 1.1%
ADTRAN, Inc.		65,670	1,982,577

CONSTRUCTION & ENGINEERING – 0.9%
Jacobs Engineering Group, Inc.*		44,455	1,683,066

CONTAINERS & PACKAGING – 0.7%
Silgan Holdings, Inc.		27,760	1,185,074

DIVERSIFIED CONSUMER SERVICES – 0.8%
Weight Watchers International, Inc.		26,100	1,345,716

ELECTRIC UTILITIES – 0.5%
Northeast Utilities		24,000	931,440

ELECTRICAL EQUIPMENT – 0.9%
Ametek, Inc.		33,430	1,668,491

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 2.2%
Amphenol Corp., Class A		38,020	2,088,058
National Instruments Corp.		68,150	1,830,509

			3,918,567

See Notes to Financial Statements.

SC SM WMC BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

ENERGY EQUIPMENT & SERVICES – 3.6%
Atwood Oceanics, Inc.*		56,205	$2,126,797
Ensco PLC, Class A	GB	47,885	2,249,158
McDermott International, Inc.*	PA	114,475	1,275,252
Superior Energy Services, Inc.*		39,590	800,906

			6,452,113

FOOD & STAPLES RETAILING – 0.6%
PriceSmart, Inc.		14,720	993,747

GAS UTILITIES – 1.3%
UGI Corp.		79,705	2,345,718

HEALTH CARE PROVIDERS & SERVICES – 6.7%
AmerisourceBergen Corp.		54,980	2,163,463
Cardinal Health, Inc.		44,185	1,855,770
Lincare Holdings, Inc.		112,820	3,838,137
Patterson Cos., Inc.		52,140	1,797,266
SXC Health Solutions Corp.*	CA	24,230	2,403,858

			12,058,494

HEALTH CARE TECHNOLOGY – 0.4%
Allscripts Healthcare Solutions, Inc.*		68,860	752,640

HOUSEHOLD DURABLES – 2.2%
NVR, Inc.*		3,441	2,924,850
The Ryland Group, Inc.		38,160	976,133

			3,900,983

INDUSTRIAL CONGLOMERATES – 0.9%
Carlisle Cos., Inc.		30,545	1,619,496

INSURANCE – 2.5%
Alleghany Corp.*		6,180	2,099,655
Unum Group		46,290	885,528
W.R. Berkley Corp.		36,146	1,406,802

			4,391,985

INTERNET & CATALOG RETAIL – 1.0%
TripAdvisor, Inc.*		39,340	1,758,105

INTERNET SOFTWARE & SERVICES – 2.0%
VeriSign, Inc.*		80,500	3,507,385

	Country Code**	Shares	Value

IT SERVICES – 5.2%
FleetCor Technologies, Inc.*		11,090	$388,594
Gartner, Inc.*		29,810	1,283,320
Genpact Ltd.*	BM	259,370	4,313,323
The Western Union Co.		159,165	2,680,339
Wright Express Corp.*		9,070	559,800

			9,225,376

LEISURE EQUIPMENT & PRODUCTS – 1.2%
Hasbro, Inc.		61,635	2,087,577

LIFE SCIENCES TOOLS & SERVICES – 2.2%
Life Technologies Corp.*		33,460	1,505,365
Waters Corp.*		31,300	2,487,411

			3,992,776

MACHINERY – 2.9%
IDEX Corp.		35,120	1,368,978
PACCAR, Inc.		58,175	2,279,878
Pall Corp.		26,890	1,473,841

			5,122,697

MEDIA – 2.8%
AMC Networks, Inc., Class A*		48,600	1,727,730
DreamWorks Animation SKG, Inc., Class A*		106,330	2,026,650
Liberty Global, Inc., Class A*		26,630	1,321,647

			5,076,027

METALS & MINING – 0.7%
Carpenter Technology Corp.		28,065	1,342,630

MULTI-UTILITIES – 0.9%
Wisconsin Energy Corp.		41,835	1,655,411

OIL, GAS & CONSUMABLE FUELS – 6.5%
Cabot Oil & Gas Corp.		36,940	1,455,436
Cobalt International Energy, Inc.*		73,400	1,724,900
Consol Energy, Inc.		61,850	1,870,344
Denbury Resources, Inc.*		47,400	716,214
Newfield Exploration Co.*		72,405	2,122,190

See Notes to Financial Statements.

SC SM WMC BLUE CHIP MID CAP FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

Pioneer Natural Resources Co.		14,285	$1,260,080
Range Resources Corp.		19,810	1,225,645
WPX Energy, Inc.*		82,770	1,339,219

			11,714,028

PHARMACEUTICALS – 4.5%
Elan Corp. PLC ADR*	IE	43,280	631,455
Mylan, Inc.*		141,855	3,031,442
Watson Pharmaceuticals, Inc.*		59,005	4,365,780

			8,028,677

PROFESSIONAL SERVICES – 4.7%
Equifax, Inc.		67,380	3,139,908
Manpower, Inc.		59,550	2,182,508
Robert Half International, Inc.		107,155	3,061,418

			8,383,834

REAL ESTATE INVESTMENT TRUSTS – 1.5%
American Tower Corp.		39,120	2,734,879

ROAD & RAIL – 1.0%
JB Hunt Transport Services, Inc.		29,310	1,746,876

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.9%
Maxim Integrated Products, Inc.		85,025	2,180,041
Skyworks Solutions, Inc.*		108,485	2,969,234

			5,149,275

SOFTWARE – 4.5%
ANSYS, Inc.*		20,810	1,313,319
Citrix Systems, Inc.*		21,735	1,824,436
FactSet Research Systems, Inc.		16,965	1,576,727

Country Code**	Shares	Value

MICROS Systems, Inc.*	25,310	$1,295,872
Rovi Corp.*	101,220	1,985,937

		7,996,291

SPECIALTY RETAIL – 3.0%
Advanced Auto Parts, Inc.	41,420	2,825,672
CarMax, Inc.*	64,315	1,668,331
JOS A Bank Clothiers, Inc.*	20,765	881,682

		5,375,685

TRADING COMPANIES & DISTRIBUTORS – 1.0%
MSC Industrial Direct Co., Inc., Class A	28,225	1,850,149

Total Common Stocks (Cost $164,178,775)		178,265,415

TOTAL INVESTMENTS – 99.7%
(Cost $164,178,775)		178,265,415
Other assets less liabilities – 0.3%		540,337

NET ASSETS – 100.0%		$178,805,752

ADR	American Depositary Receipt

BM	Bermuda
CA	Canada
GB	Great Britain
IE	Ireland
PA	Panama

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Financial Statements for additional information.

See Notes to Financial Statements.

SC SM WMC LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

Country Code**	Shares	Value

COMMON STOCKS – 95.2%
AEROSPACE & DEFENSE – 2.2%
Honeywell International, Inc.	33,166	$1,851,989
The Boeing Co.	31,049	2,306,941

		4,158,930

BEVERAGES – 3.1%
The Coca-Cola Co.	76,529	5,983,802

BIOTECHNOLOGY – 5.9%
Amgen, Inc.	55,889	4,082,133
Biogen Idec, Inc.*	20,592	2,973,073
Celgene Corp.*	33,232	2,132,165
Gilead Sciences, Inc. *	38,498	1,974,177

		11,161,548

CHEMICALS – 1.6%
CF Industries Holdings, Inc.	6,490	1,257,373
The Sherwin-Williams Co.	13,110	1,735,108

		2,992,481

COMMUNICATIONS EQUIPMENT – 6.6%
Cisco Systems, Inc.	464,806	7,980,719
Emulex Corp.*	93,546	673,531
F5 Networks, Inc.*	9,689	964,637
QUALCOMM, Inc.	51,427	2,863,455

		12,482,342

COMPUTERS & PERIPHERALS – 12.1%
Apple, Inc.*	26,361	15,394,824
Dell, Inc.*	9,149	114,545
EMC Corp.*	185,370	4,751,033
NetApp, Inc.*	26,291	836,580
QLogic Corp.*	145,256	1,988,555

		23,085,537

CONSUMER FINANCE – 1.2%
American Express Co.	37,912	2,206,857

DIVERSIFIED CONSUMER SERVICES – 0.8%
ITT Educational Services, Inc.*	25,818	1,568,443

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.8%
Verizon Communications, Inc.	76,356	3,393,261

	Country Code**	Shares	Value

ENERGY EQUIPMENT & SERVICES – 2.6%
Core Laboratories NV	NL	10,145	$1,175,805
Diamond Offshore Drilling, Inc.		25,253	1,493,210
National-Oilwell Varco, Inc.		19,734	1,271,659
Oceaneering International, Inc.		22,651	1,084,077

			5,024,751

FOOD & STAPLES RETAILING – 4.5%
Costco Wholesale Corp.		26,778	2,543,910
CVS Caremark Corp.		46,748	2,184,534
Wal-Mart Stores, Inc.		54,496	3,799,461

			8,527,905

FOOD PRODUCTS – 0.1%
Green Mountain Coffee Roasters, Inc.*		12,193	265,564

HEALTH CARE EQUIPMENT & SUPPLIES – 2.7%
Edwards Lifesciences Corp. *		14,671	1,515,514
Hologic, Inc.*		72,969	1,316,361
Intuitive Surgical, Inc.*		2,913	1,613,190
Zimmer Holdings, Inc.		9,603	618,049

			5,063,114

HEALTH CARE PROVIDERS & SERVICES – 3.6%
Aetna, Inc.		29,329	1,137,085
AmerisourceBergen Corp.		23,047	906,900
Cardinal Health, Inc.		20,752	871,584
UnitedHealth Group, Inc.		69,020	4,037,670

			6,953,239

HOTELS, RESTAURANTS & LEISURE – 1.5%
Starbucks Corp.		32,170	1,715,304
Yum! Brands, Inc.		18,863	1,215,155

			2,930,459

INDUSTRIAL CONGLOMERATES – 1.3%
General Electric Co.		52,124	1,086,264
Tyco International Ltd.	CH	26,550	1,403,168

			2,489,432

INTERNET & CATALOG RETAIL – 1.5%
Amazon.com, Inc.*		5,953	1,359,368
Priceline.com, Inc.*		2,124	1,411,440

			2,770,808

See Notes to Financial Statements.

SC SM WMC LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

INTERNET SOFTWARE & SERVICES – 4.6%
eBay, Inc.*		68,616	$2,882,558
Google, Inc., Class A*		6,174	3,581,352
IAC/InterActiveCorp.		49,792	2,270,516

			8,734,426

IT SERVICES – 3.4%
International Business Machines Corp.		33,496	6,551,148

LIFE SCIENCES TOOLS & SERVICES – 1.3%
Bruker Corp.*		51,510	685,598
Life Technologies Corp.*		18,145	816,343
Waters Corp.*		11,697	929,561

			2,431,502

MACHINERY – 2.7%
Caterpillar, Inc.		27,131	2,303,693
Cummins, Inc.		8,310	805,322
Dover Corp.		13,950	747,860
Parker Hannifin Corp.		16,319	1,254,605

			5,111,480

MEDIA – 3.9%
Comcast Corp., Class A		85,021	2,718,121
News Corp., Class A		67,213	1,498,178
Omnicom Group, Inc.		50,800	2,468,880
Sirius XM Radio, Inc.*		361,741	669,221

			7,354,400

MULTI-LINE RETAIL – 1.0%
Dollar Tree, Inc.*		34,518	1,857,068

OIL, GAS & CONSUMABLE FUELS – 3.2%
Exxon Mobil Corp.		44,547	3,811,887
Occidental Petroleum Corp.		11,337	972,375
Valero Energy Corp.		57,236	1,382,249

			6,166,511

PHARMACEUTICALS – 1.6%
Abbott Laboratories		46,289	2,984,252

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.5%
Altera Corp.		63,773	2,158,078
KLA-Tencor Corp.		15,197	748,452
Xilinx, Inc.		55,361	1,858,469

			4,764,999

	Country Code**	Shares	Value

SOFTWARE – 8.2%
Autodesk, Inc.*		15,639	$547,209
BMC Software, Inc.*		19,325	824,791
Check Point Software Technologies Ltd.*	IL	29,707	1,473,170
Citrix Systems, Inc.*		10,345	868,359
Microsoft Corp.		279,802	8,559,143
Oracle Corp.		59,472	1,766,318
Red Hat, Inc.*		20,620	1,164,618
Symantec Corp.*		34,363	502,044

			15,705,652

SPECIALTY RETAIL – 6.1%
Bed Bath & Beyond, Inc.*		23,170	1,431,906
Lowe’s Cos., Inc.		64,393	1,831,337
O’Reilly Automotive, Inc.*		17,402	1,457,765
PetSmart, Inc.		32,370	2,206,987
Ross Stores, Inc.		28,148	1,758,405
The Buckle, Inc.		27,842	1,101,708
TJX Cos., Inc.		43,606	1,872,006

			11,660,114

TEXTILES, APPAREL & LUXURY GOODS – 1.0%
Coach, Inc.		24,467	1,430,830
Lululemon Athletica, Inc.*		8,293	494,512

			1,925,342

TOBACCO – 2.6%
Philip Morris International, Inc.		57,784	5,042,232

Total Common Stocks (Cost $159,302,079)			181,347,599

TOTAL INVESTMENTS – 95.2% (Cost $159,302,079)			181,347,599
Other assets less liabilities – 4.8%			9,054,828

NET ASSETS – 100.0%			$190,402,427

See Notes to Financial Statements.

SC SM WMC LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

CH	Switzerland
IL	Israel
NL	Netherlands

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Financial Statements for additional information.

See Notes to Financial Statements.

SUN CAPITAL GLOBAL REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

COMMON STOCKS – 99.1%
REAL ESTATE INVESTMENT TRUSTS – 77.2%
DIVERSIFIED – 10.4%
British Land Co. PLC	GB	560,584	$4,488,875
Cousins Properties, Inc.		307,759	2,385,132
Derwent London PLC	GB	60,950	1,772,039
Kenedix Realty Investment Corp.	JP	593	1,917,293
Stockland	AU	1,735,714	5,508,982
Vornado Realty Trust		66,796	5,609,528

			21,681,849

INDUSTRIAL – 4.8%
EastGroup Properties, Inc.		70,720	3,769,376
Goodman Group	AU	453,007	1,715,285
ProLogis, Inc.		92,010	3,057,492
Segro PLC	GB	430,610	1,467,085

			10,009,238

MORTGAGE – 1.1%
Starwood Property Trust, Inc.		112,901	2,405,920

OFFICE – 10.3%
Alexandria Real Estate Equities, Inc.		45,628	3,318,068
Ascendas India Trust	SG	1,675,000	1,009,025
BioMed Realty Trust, Inc.		226,304	4,227,359
Boston Properties, Inc.		41,391	4,485,543
Digital Realty Trust, Inc.		28,734	2,157,061
Douglas Emmett, Inc.		96,370	2,226,147
DuPont Fabros Technology, Inc.		80,896	2,310,390
Nippon Building Fund, Inc.	JP	192	1,856,384

			21,589,977

RESIDENTIAL – 8.3%
Advance Residence Investment Corp.	JP	985	1,914,823

	Country Code**	Shares	Value

AvalonBay Communities, Inc.		34,060	$4,818,809
Equity Lifestyle Properties, Inc.		42,473	2,929,363
Home Properties, Inc.		54,913	3,369,462
Mid-America Apartment Communities, Inc.		64,246	4,384,147

			17,416,604

RETAIL – 27.1%
CFS Retail Property Trust Group	AU	1,943,723	3,879,472
Corio NV	NL	57,913	2,549,757
DDR Corp.		141,930	2,077,855
Federal Realty Investment Trust		25,987	2,704,987
Hammerson PLC	GB	162,553	1,128,958
Kimco Realty Corp.		136,670	2,600,830
National Retail Properties, Inc.		104,290	2,950,364
Primaris Retail Real Estate Investment Trust	CA	217,117	5,024,336
Simon Property Group, Inc.		82,407	12,827,474
Tanger Factory Outlet Centers, Inc.		98,498	3,156,861
The Link REIT	HK	1,404,686	5,748,516
Unibail-Rodamco	FR	26,571	4,894,646
Westfield Group	AU	731,952	7,166,817

			56,710,873

SPECIALIZED – 15.2%
Big Yellow Group PLC	GB	1,042,458	4,741,005
Entertainment Properties Trust		44,288	1,820,680
Host Hotels & Resorts, Inc.		228,021	3,607,292
Medical Properties Trust, Inc.		433,049	4,165,931
Plum Creek Timber Co., Inc.		76,492	3,036,732
Public Storage		54,445	7,862,403
Ventas, Inc.		69,420	4,381,791
Weyerhaeuser Co.		94,858	2,121,025

			31,736,859

			161,551,320

See Notes to Financial Statements.

SUN CAPITAL GLOBAL REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT – 21.9%
DIVERSIFIED REAL ESTATE ACTIVITIES – 13.6%
Beni Stabili S.p.A	IT	3,297,296	$1,429,146
Hang Lung Properties Ltd.	HK	857,944	2,934,699
Henderson Land Development Co., Ltd.	HK	405,251	2,258,246
Mitsubishi Estate Co., Ltd.	JP	344,069	6,172,870
Mitsui Fudosan Co., Ltd.	JP	395,075	7,665,575
Sun Hung Kai Properties Ltd.	HK	471,829	5,606,468
Wharf Holdings Ltd.	HK	417,893	2,326,615

			28,393,619

REAL ESTATE DEVELOPMENT – 0.5%
TAG Immobilien AG	DE	125,300	1,179,028

	Country Code**	Shares	Value

REAL ESTATE OPERATING COMPANIES – 7.8%
Atrium European Real Estate Ltd.	JE	1,094,314	$5,137,182
BR Malls Participacoes SA	BR	172,923	1,980,199
Global Logistic Properties Ltd.*	SG	2,515,586	4,187,847
GSW Immobilien AG	DE	62,076	2,122,239
NTT Urban Development Corp.	JP	3,549	2,871,251

			16,298,718

			45,871,365

Total Common Stocks (Cost $174,732,066)			207,422,685

TOTAL INVESTMENTS – 99.1% (Cost $174,732,066)			207,422,685
Other assets less liabilities – 0.9%			1,808,291

NET ASSETS – 100.0%			$209,230,976

REIT	Real Estate Investment Trust

AU	Australia
BR	Brazil
CA	Canada
DE	Germany
FR	France
GB	Great Britain
HK	Hong Kong
IT	Italy
JE	Jersey
JP	Japan
NL	Netherlands
SG	Singapore

*	Non-income producing security.
**	Unless otherwise noted the issuer country code for all securities is United States.

Distribution of investments by country of issuer, as a percentage of net assets, is as follows. Figures may not total to 100% due to the exclusion of the Fund’s other assets and liabilities.

United States	50.1%
Japan	10.7
Hong Kong	9.0
Australia	8.7
Great Britain	6.5
Singapore	2.5
Jersey	2.5
Canada	2.4
France	2.3
Other (individually less than 2%)	4.4

See Notes to Financial Statements.

SUN CAPITAL GLOBAL REAL ESTATE FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(1)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Real Estate Investment Trusts
Diversified	$7,994,660	$13,687,189	$—	$21,681,849
Industrial	6,826,868	3,182,370	—	10,009,238
Mortgage	2,405,920	—	—	2,405,920
Office	18,724,568	2,865,409	—	21,589,977
Residential	15,501,781	1,914,823	—	17,416,604
Retail	31,342,707	25,368,166	—	56,710,873
Specialized	26,995,854	4,741,005	—	31,736,859

Total Real Estate Investment Trusts	109,792,358	51,758,962	—	161,551,320

Real Estate Management & Development
Diversified Real Estate Activities	—	28,393,619	—	28,393,619
Real Estate Development	—	1,179,028	—	1,179,028
Real Estate Operating Companies	1,980,199	14,318,519	—	16,298,718

Total Real Estate Management & Development	1,980,199	43,891,166	—	45,871,365

Total Common Stocks	111,772,557	95,650,128	—	207,422,685

Total Investments	$111,772,557	$95,650,128	$—	$207,422,685

†	See Note 2b in the Notes to Financial Statements for additional information.

See Notes to Financial Statements.

SC SM IBBOTSON TACTICAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Shares	Value

EXCHANGE TRADED FUNDS – 99.7%
iShares Russell 1000 Growth Index Fund	243,611	$15,403,524
iShares Russell 2000 Growth Index Fund	166,506	15,230,304
iShares Russell 2000 Index Fund	455,573	36,286,389
iShares Russell 2000 Value Index Fund	832,538	58,602,350
iShares Russell Midcap Value Index Fund	1,010,657	46,773,206
iShares S&P 500 Index Fund	1,176,131	160,835,914
SPDR S&P 500 ETF Trust	1,022,223	139,298,328
Vanguard MSCI EAFE ETF	1,342,202	42,373,317
Vanguard REIT ETF	919,083	60,135,601
Vanguard Small-Cap ETF	320,076	24,338,579

Total Exchange Traded Funds (Cost $596,918,232)		599,277,512

	Shares	Value

SHORT TERM INVESTMENTS – 0.1%
MUTUAL FUNDS – 0.1%
State Street Institutional Liquid Reserves Fund, 0.21% (Cost $821,094)	821,094	$821,094

TOTAL INVESTMENTS – 99.8% (Cost $597,739,326)		600,098,606
Other assets less liabilities – 0.2%		1,283,406

NET ASSETS – 100.0%		$601,382,012

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard and Poor’s Depositary Receipts

(1)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Financial Statements for additional information.

See Notes to Financial Statements.

SUN CAPITAL INVESTMENT GRADE BOND FUND®

PORTFOLIO OF INVESTMENTS June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

ASSET BACKED SECURITIES – 0.1%
Airplanes Pass Through Trust, Series D 10.88%, 3/15/19 (1)		$494	$—
SLM Student Loan Trust, Series 2008-5, Class A2 1.57%, 10/25/16 (2)		87	87,774
SLM Student Loan Trust, Series 2008-5, Class A4 2.17%, 7/25/23 (2)		215	223,592

Total Asset Backed Securities (Cost $568,637)			311,366

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.1%
Federal National Mortgage Association, Series 2001-80, Class ZB 6.00%, 1/25/32		410	457,722
FHLMC Multifamily Structured Pass Through Certificates, Series K009, Class A2 3.81%, 8/25/20		4,700	5,216,516

Total Collateralized Mortgage Obligations (Cost $5,567,526)			5,674,238

COMMERCIAL MORTGAGE BACKED SECURITIES – 6.3%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4 5.37%, 9/10/47 (2)		900	1,006,304
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.20%, 12/11/38		1,670	1,886,352
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4 5.47%, 1/12/45 (2)		5,150	5,892,594

	Country Code*	Principal Amount (000)	Value

Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A3 5.79%, 9/11/42		$1,000	$1,049,670
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A4 5.74%, 9/11/42 (2)		2,810	3,269,095
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-C1, Class A3 5.39%, 7/15/44 (2)		750	756,564
Commercial Mortgage Asset Trust, Series 1999-C1, Class F 6.25%, 1/17/32 (3)		400	365,476
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5 Mortgage Certificate, Class A3 5.39%, 12/15/44 (2)		550	580,320
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4 5.36%, 12/15/44 (2)		1,500	1,678,080
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7 Mortgage Certificate, Class AM 6.06%, 4/15/45 (2)		500	539,442
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4 5.16%, 2/15/31		2,000	2,227,936

See Notes to Financial Statements.

SUN CAPITAL INVESTMENT GRADE BOND FUND®

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4 5.37%, 9/15/39		$2,900	$3,294,113
Morgan Stanley Capital I, Series 2004-T15, Class B 5.56%, 6/13/41 (2)		1,500	1,524,267
Morgan Stanley Capital I, Series 2007-T27, Class A4 5.82%, 6/11/42 (2)		6,182	7,181,710

Total Commercial Mortgage Backed Securities (Cost $30,453,819)			31,251,923

CORPORATE DEBT OBLIGATIONS – 35.4%
AEROSPACE & DEFENSE – 1.6%
Bombardier, Inc. 7.50%, 3/15/18 (3)	CA	3,500	3,836,875
Embraer Overseas Ltd. 6.38%, 1/24/17	KY	2,500	2,755,000
L-3 Communications Corp. 6.38%, 10/15/15		1,487	1,519,528

			8,111,403

AIRLINES – 1.6%
American Airlines 2011-1 Class A Pass Through Trust 5.25%, 1/31/21		3,398	3,525,279
Delta Air Lines 2012-1 Class A Pass Through Trust 4.75%, 5/7/20 (4)		4,425	4,480,312

			8,005,591

AUTOMOTIVE – 2.2%
Ford Motor Credit Co. LLC 3.00%, 6/12/17		6,500	6,464,191
Hyundai Capital Services, Inc. 4.38%, 7/27/16 (3)	KR	4,000	4,203,904

			10,668,095

	Country Code*	Principal Amount (000)	Value

BANKS – 3.9%
Bank of America NA 5.30%, 3/15/17		$1,650	$1,717,865
6.10%, 6/15/17		1,725	1,844,425
Countrywide Financial Corp. 6.25%, 5/15/16		325	338,259
Huntington Capital 6.65%, 5/15/37 (2)		300	294,000
ING Bank NV 3.75%, 3/7/17 (3)	NL	6,350	6,320,212
Merrill Lynch & Co., Inc. 5.70%, 5/2/17		400	411,651
Nordea Bank AB 4.88%, 5/13/21 (3)	SE	3,500	3,410,180
Wells Fargo & Co. 1.50%, 7/1/15		5,000	5,003,780

			19,340,372

BROKERAGE – 0.2%
Lazard Group LLC 6.85%, 6/15/17		1,050	1,152,364

BUILDING MATERIALS – 0.0% +
C10 Capital SPV., Ltd. 6.72%, 12/31/16 (2)(3)	VG	232	143,840

CONSUMER PRODUCTS – 0.7%
Jarden Corp. 6.13%, 11/15/22		3,200	3,376,000

ELECTRIC UTILITIES – 3.5%
Ameren Corp. 8.88%, 5/15/14		4,000	4,455,556
CMS Energy Corp. 5.05%, 3/15/22		2,250	2,333,786
Duke Energy Ohio, Inc. 5.45%, 4/1/19		3,250	3,921,635
PPL WEM Holdings PLC 5.38%, 5/1/21 (3)	GB	4,000	4,309,636
Toledo Edison Co. 7.25%, 5/1/20		1,850	2,370,653

			17,391,266

FOOD, BEVERAGES & RESTAURANTS – 2.3%
Anheuser-Busch InBev Worldwide, Inc. 5.38%, 1/15/20		3,000	3,574,863
Diageo Investment Corp. 4.25%, 5/11/42		1,150	1,217,005

See Notes to Financial Statements.

SUN CAPITAL INVESTMENT GRADE BOND FUND®

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

Kellogg Co. 1.75%, 5/17/17		$1,340	$1,339,927
Kraft Foods Group, Inc. 3.50%, 6/6/22 (3)		2,480	2,544,882
SABMiller Holdings, Inc. 3.75%, 1/15/22 (3)		2,600	2,764,978

			11,441,655

GAMING – 0.0% +
Mashantucket Western Pequot Tribe 8.50%, 11/15/15 (1)(3)		1,000	80,000

GAS & PIPELINE UTILITIES – 0.7%
Enterprise Products Operating LP 7.03%, 1/15/68 (2)		3,000	3,210,000
Southern Union Co. 3.48%, 11/1/66 (2)		380	309,225

			3,519,225

INSURANCE – 2.1%
Assured Guaranty US Holdings, Inc. 6.40%, 12/15/66 (2)		600	456,000
Kemper Corp. 6.00%, 11/30/15		4,000	4,193,064
Liberty Mutual Group, Inc. 7.80%, 3/15/37 (3)		750	757,500
Metropolitan Life Global Funding I 3.13%, 1/11/16 (3)		5,000	5,238,545

			10,645,109

MACHINERY – 0.2%
Case New Holland, Inc. 7.75%, 9/1/13		1,000	1,062,500

MANUFACTURING - DIVERSIFIED – 1.1%
Textron, Inc. 7.25%, 10/1/19		2,500	2,942,467
United Technologies Corp. 1.80%, 6/1/17		2,500	2,553,095

			5,495,562

MEDIA - CABLE – 0.4%
Virgin Media Finance PLC 5.25%, 2/15/22	GB	2,000	2,045,000

	Country Code*	Principal Amount (000)	Value

MEDIA NON-CABLE – 0.7%
CBS Corp. 3.38%, 3/1/22		$3,280	$3,267,851

METALS & MINING – 0.8%
Freeport-McMoRan Copper & Gold, Inc. 3.55%, 3/1/22		2,500	2,459,695
Teck Resources, Ltd. 10.75%, 5/15/19	CA	1,250	1,503,125

			3,962,820

NON-CAPTIVE DIVERSIFIED – 0.8%
International Lease Finance Corp. 5.75%, 5/15/16		4,000	4,058,328

OIL & GAS – 3.1%
BG Energy Capital PLC 5.13%, 10/15/41 (3)	GB	3,000	3,310,005
Petrobras International Finance Co. 5.38%, 1/27/21	KY	4,000	4,311,084
Statoil ASA 3.13%, 8/17/17	NO	7,085	7,630,609

			15,251,698

PAPER PRODUCTS – 1.5%
International Paper Co. 6.00%, 11/15/41		5,150	5,806,213
Rock-Tenn Co. 4.90%, 3/1/22 (3)		1,335	1,375,304

			7,181,517

PHARMACEUTICALS – 1.1%
Express Scripts Holding Co. 4.75%, 11/15/21 (3)		4,700	5,200,921

PIPELINES – 1.7%
Kinder Morgan Finance Co., LLC 6.00%, 1/15/18 (3)		3,000	3,120,000
ONEOK, Inc. 4.25%, 2/1/22		5,000	5,236,290

			8,356,290

REAL ESTATE INVESTMENT TRUSTS – 1.9%
Digital Realty Trust LP 5.25%, 3/15/21		5,000	5,322,555

See Notes to Financial Statements.

SUN CAPITAL INVESTMENT GRADE BOND FUND®

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

Goodman Funding Property Ltd. 6.38%, 4/15/21 (3)	AU	$4,000	$4,167,196

			9,489,751

RETAIL – 1.0%
Controladora Comercial Mexicana S.A. de C.V., Series AI 7.00%, 6/30/18	MX	371	372,873
QVC, Inc. 5.13%, 7/2/22 (3)		2,000	2,041,548
7.13%, 4/15/17 (3)		2,500	2,655,738

			5,070,159

TECHNOLOGY – 0.9%
Jabil Circuit, Inc. 5.63%, 12/15/20		3,000	3,172,500
Xerox Corp. 2.95%, 3/15/17		1,465	1,481,594

			4,654,094

WIRELESS – 1.4%
American Tower Corp. 5.05%, 9/1/20		4,000	4,201,500
Deutsche Telekom International Finance BV 2.25%, 3/6/17 (3)	NL	2,560	2,529,580

			6,731,080

Total Corporate Debt Obligations (Cost $169,811,863)			175,702,491

RESIDENTIAL NON-AGENCY MORTGAGE BACKED SECURITIES – 1.2%
Banc of America Mortgage Securities, Inc., Series 2003-H, Class 2A3 2.84%, 9/25/33 (2)		582	560,263
JP Morgan Mortgage Trust, Series 2003-A1, Class 1A1 2.36%, 10/25/33 (2)		707	718,802

	Country Code*	Principal Amount (000)	Value

JP Morgan Mortgage Trust, Series 2005-A3, Class 7CA1 2.96%, 6/25/35 (2)		$30	$23,943
JP Morgan Mortgage Trust, Series 2005-A5, Class TA1 5.42%, 8/25/35 (2)		381	376,737
Master Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1 2.73%, 1/25/36 (2)		135	106,277
MLCC Mortgage Investors, Inc., Series 2006-2, Class 2A 2.35%, 5/25/36 (2)		1,508	1,360,870
Residential Accredited Loans, Inc., Series 2005-QA7, Class A22 3.31%, 7/25/35 (2)		716	575,616
Wamu Mortgage Pass Through Certificates, Series 2003-AR10, Class A7 2.44%, 10/25/33 (2)		294	293,304
Wamu Mortgage Pass Through Certificates, Series 2004-AR14, Class A1 2.45%, 1/25/35 (2)		973	943,438
Wamu Mortgage Pass Through Certificates, Series AR18, Class 3A2 5.14%, 1/25/36 (2)		158	42,251
Wells Fargo Mortgage Backed Securities Trust, Series 2004-AA, Class A1 2.60%, 12/25/34 (2)		488	478,276

See Notes to Financial Statements.

SUN CAPITAL INVESTMENT GRADE BOND FUND®

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2 2.62%, 7/25/34 (2)		$663	$662,095

Total Residential Non-Agency Mortgage Backed Securities (Cost $5,968,455)			6,141,872

U.S. GOVERNMENT AGENCY OBLIGATIONS – 32.9%
Federal Home Loan Mortgage Corp.
2.35%, 8/1/32 (2)		33	33,445
4.00%, TBA (4)		9,000	9,549,844
4.50%, 3/1/23		1,791	1,905,351
4.50%, TBA (4)		7,000	7,475,782
5.00%, 9/1/19		87	93,389
5.00%, 11/1/19		160	171,724
5.00%, 1/1/35		4,665	5,030,408
5.00%, 2/1/35		4,157	4,481,034
5.00%, 7/1/35		13,970	15,100,533
5.50%, 10/1/17		43	46,884
5.50%, 11/1/17		87	94,048
5.50%, 6/1/33		87	95,480
5.50%, 6/1/35		1,001	1,096,851
5.50%, 9/1/37		329	357,782
5.50%, 5/1/38		66	71,709
5.50%, 2/1/39		86	94,182
6.00%, 1/1/17		35	37,542
6.00%, 2/1/29		4	4,725
6.00%, 8/1/37		241	264,529
6.50%, 10/1/16		25	26,569
6.50%, 11/1/16		2	2,573
6.50%, 9/1/34		142	161,451
7.00%, 11/1/29		13	15,423
7.00%, 1/1/31		4	4,903
7.00%, 4/1/31		2	2,409
7.50%, 3/1/30		2	2,726
7.50%, 12/1/30		16	16,950
Federal National Mortgage Association
0.80%, 3/12/15		3,300	3,303,745
4.00%, TBA (4)		19,000	20,220,157
4.50%, 6/1/19		378	407,062
4.50%, 5/1/39		5,300	5,854,378
4.50%, TBA (4)		12,200	13,074,969
5.00%, 6/1/18		116	125,279
5.00%, 7/1/20		292	316,570
5.00%, 10/1/20		132	142,568

	Country Code*	Principal Amount (000)	Value

5.00%, 12/1/20		$52	$55,837
5.00%, 10/1/35		18	19,200
5.00%, 12/1/35		2,000	2,170,086
5.00%, 3/1/36		9,992	10,866,272
5.00%, 5/1/36		784	839,402
5.00%, 7/1/36		185	201,175
5.00%, 5/1/38		2,000	2,165,086
5.00%, 4/1/39		4,000	4,330,172
5.00%, 5/1/39		5,242	5,700,949
5.00%, 9/1/39		7,591	8,218,034
5.50%, 3/1/22		100	109,280
5.50%, 5/1/28		7,135	7,804,041
5.50%, 12/1/32		336	369,170
5.50%, 5/1/33		20,584	22,629,674
5.50%, 6/1/35		412	451,724
5.50%, 8/1/35		247	271,143
5.50%, 6/1/37		641	699,063
5.50%, 11/1/38		3,117	3,401,208
6.00%, 11/1/16		7	7,959
6.00%, 9/1/36		263	290,933
6.00%, 12/1/36		251	276,367
6.00%, 11/1/37		159	175,079
6.00%, 10/1/38		100	109,713
8.00%, 8/1/30		2	2,704
Government National Mortgage Association
5.50%, 12/15/38		2,270	2,520,313
6.00%, 8/15/16		16	17,489
6.50%, 9/15/31		33	38,575
6.50%, 10/15/32		114	131,837
7.00%, 12/15/14		9	9,165
7.00%, 2/15/28		9	10,961
7.50%, 3/15/30		3	2,762

Total U.S. Government Agency Obligations (Cost $161,090,743)			163,578,347

U.S. TREASURY OBLIGATIONS – 22.1%
U.S. Treasury Bonds
3.13%, 2/15/42		4,000	4,304,376
4.38%, 2/15/38		5,950	7,894,906
4.38%, 5/15/41		2,750	3,672,969
4.75%, 2/15/37		7,100	9,896,732
5.38%, 2/15/31		7,442	10,844,393
U.S. Treasury Notes
0.50%, 10/15/14		7,275	7,300,579
1.00%, 9/30/16		17,760	18,036,115
1.75%, 7/31/15		22,000	22,871,398
2.38%, 8/31/14		13,500	14,088,519

See Notes to Financial Statements.

SUN CAPITAL INVESTMENT GRADE BOND FUND®

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

4.25%, 11/15/14		$10,000	$10,914,060

Total U.S. Treasury Obligations (Cost $108,717,812)			109,824,047

SHORT TERM INVESTMENTS – 11.7%
COMMERCIAL PAPER (5) – 9.1%
Caterpillar Financial Services Corp. 0.11%, 7/6/12		1,800	1,799,972
Coca-Cola Co. 0.15%, 8/14/12 (3)		4,000	3,999,267
E.I. du Pont de Nemours & Co. 0.20%, 9/12/12 (3)		4,000	3,998,080
Johnson & Johnson 0.11%, 7/30/12 (3)		4,000	3,999,645
Nestle Capital Corp. 0.10%, 8/24/12 (3)		3,000	2,999,550
Novartis Finance Corp. 0.15%, 8/6/12 (3)		1,850	1,849,722
Novartis Securities Investments Ltd. 0.16%, 8/6/12 (3)	BM	1,300	1,299,792
PepsiCo, Inc. 0.09%, 7/24/12 (3)		4,000	3,999,770
Pfizer, Inc.
0.10%, 7/25/12 (3)		2,000	1,999,867
0.11%, 7/11/12 (3)		2,000	1,999,939
Philip Morris International, Inc.
0.13%, 7/17/12 (3)		1,000	999,942
0.13%, 7/23/12 (3)		1,000	999,921
0.13%, 7/20/12 (3)		1,500	1,499,897
Procter & Gamble Co.
0.11%, 8/6/12 (3)		2,000	1,999,780
0.14%, 7/30/12 (3)		2,000	1,999,774
Thunder Bay Funding LLC
0.15%, 7/3/12 (3)		1,000	999,992
0.17%, 7/20/12 (3)		773	772,931
0.18%, 8/14/12 (3)		2,000	1,999,560
Toyota Motor Credit Corp. 0.12%, 8/15/12		3,000	2,999,550
Wal-Mart Stores, Inc. 0.12%, 7/31/12 (3)		3,000	2,999,700

Total Commercial Paper (Cost $45,216,948)			45,216,651

	Country Code*	Principal Amount (000)	Value

FOREIGN GOVERNMENT OBLIGATIONS (5) – 0.9%
Province of Ontario
0.15%, 8/28/12	CA	$1,000	$999,758
0.16%, 7/31/12	CA	2,500	2,499,667
Province of Quebec 0.16%, 9/18/12 (3)	CA	1,000	999,649

Total Foreign Government Obligations (Amortized cost $4,499,074)			4,499,074

FOREIGN GOVERNMENT SPONSORED COMMERCIAL PAPER (5) – 0.8%
Kreditanstalt fuer Wiederaufbau
0.17%, 7/24/12 (3)	DE	1,700	1,699,815
0.20%, 8/8/12 (3)	DE	2,000	1,999,578

Total Foreign Government Sponsored Commercial Paper (Amortized cost $3,699,393)			3,699,393

U.S. GOVERNMENT AGENCY OBLIGATIONS (5) – 0.4%
Federal National Mortgage Association Discount Notes 0.07%, 8/20/12 (Amortized cost $1,999,806)		2,000	1,999,806

		Shares
MUTUAL FUNDS – 0.5%
Federated Prime Obligation Fund, 0.18%		1,580,794	1,580,794
State Street Institutional Liquid Reserves Fund, 0.21%		1,077,123	1,077,123

Total Mutual Funds (Cost $2,657,917)			2,657,917

Total Short Term Investments (Cost $58,073,138)			58,072,841

TOTAL INVESTMENTS – 110.8%
(Cost $540,251,993)			550,557,125
Liabilities in excess of other assets – (10.8)%			(53,770,656)

NET ASSETS – 100.0%			$496,786,469

See Notes to Financial Statements.

SUN CAPITAL INVESTMENT GRADE BOND FUND® PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

FHLMC	Federal Home Loan Mortgage Corporation
TBA	To Be Announced. Securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. At the period end, total market value of the TBA securities amounts to $50,320,752 which represents approximately 10.1% of net assets.

AU	Australia
BM	Bermuda
CA	Canada
DE	Germany
GB	Great Britain
KR	Korea, Republic of
KY	Cayman Islands
MX	Mexico
NL	Netherlands
NO	Norway
SE	Sweden
VG	British Virgin Islands
+	Amount is less than 0.05%.
*	Unless otherwise noted the issuer country code for all securities is United States.
(1)	Security is in default and is non-income producing.
(2)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.
(3)	Eligible for resale under rule 144A or exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At the period end, the value of these securities amounted to $103,492,491, representing 20.8% of net assets.
(4)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.
(5)	Interest rates represent annualized yield at date of purchase.

(6)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Backed Securities	$—	$311,366	$—	$311,366
Collateralized Mortgage Obligations	—	5,674,238	—	5,674,238
Commercial Mortgage Backed Securities	—	31,251,923	—	31,251,923
Corporate Debt Obligations (a)	—	175,702,491	—	175,702,491
Residential Non-Agency Mortgage Backed Securities	—	6,141,872	—	6,141,872
U.S. Government Agency Obligations	—	163,578,347	—	163,578,347
U.S. Treasury Obligations	109,824,047	—	—	109,824,047
Short Term Investments
Commercial Paper	—	45,216,651	—	45,216,651
Foreign Government Obligations	—	4,499,074	—	4,499,074
Foreign Government Sponsored Commercial Paper	—	3,699,393	—	3,699,393
U.S. Government Agency Obligations	—	1,999,806	—	1,999,806
Mutual Funds	2,657,917	—	—	2,657,917

Total Short Term Investments	2,657,917	55,414,924	—	58,072,841

Total Investments	$112,481,964	$438,075,161	$—	$550,557,125

†	See Note 2b in the Notes to Financial Statements for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

See Notes to Financial Statements.

SUN CAPITAL MONEY MARKET FUND®

PORTFOLIO OF INVESTMENTS

June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

COMMERCIAL PAPER(1) – 59.2%
Archer-Daniels-Midland Co.
0.12%, 7/27/12 (2)		$4,000	$3,999,653
Bank of Montreal
0.14%, 7/6/12	CA	5,000	4,999,903
Caterpillar Financial Services Corp.
0.15%, 8/28/12		4,000	3,999,033
Chevron Corp.
0.08%, 7/12/12 (2)		1,000	999,975
0.10%, 7/26/12 (2)		4,000	3,999,722
Coca-Cola Co.
0.12%, 7/16/12 (2)		500	499,975
0.13%, 7/27/12 (2)		1,000	999,906
0.14%, 8/14/12 (2)		1,000	999,829
0.18%, 7/5/12 (2)		1,900	1,899,962
0.20%, 8/20/12 (2)		2,000	1,999,444
E.I. du Pont de Nemours & Co.
0.14%, 7/6/12 (2)		1,800	1,799,965
0.16%, 7/23/12 (2)		1,000	999,902
0.16%, 8/14/12 (2)		1,000	999,804
0.17%, 7/24/12 (2)		2,800	2,799,696
FCAR Owner Trust
0.24%, 7/9/12		1,000	999,947
0.29%, 7/2/12		1,000	999,992
0.35%, 8/7/12		2,200	2,199,209
0.35%, 10/2/12		1,800	1,798,372
General Electric Capital Corp.
0.07%, 7/13/12		2,000	1,999,953
0.10%, 7/30/12		4,000	3,999,678
Johnson & Johnson
0.11%, 8/13/12 (2)		2,000	1,999,737
0.15%, 10/4/12 (2)		5,000	4,998,021
Nestle Capital Corp.
0.10%, 8/24/12 (2)		3,000	2,999,550
Nestle Finance International Ltd.
0.17%, 8/29/12	LU	500	499,861
0.18%, 8/30/12	LU	2,500	2,499,250
Novartis Finance Corp.
0.15%, 8/6/12 (2)		5,000	4,999,250
0.15%, 8/8/12 (2)		1,000	999,842
PepsiCo, Inc.
0.09%, 7/24/12 (2)		3,500	3,499,799
0.10%, 7/16/12 (2)		1,500	1,499,937
0.12%, 8/24/12 (2)		1,000	999,820

	Country Code*	Principal Amount (000)	Value

Pfizer, Inc.
0.10%, 7/25/12 (2)		$5,000	$4,999,667
0.11%, 7/11/12 (2)		750	749,977
Philip Morris International, Inc.
0.11%, 7/19/12 (2)		5,000	4,999,725
0.12%, 7/20/12 (2)		1,000	999,937
Procter & Gamble Co.
0.10%, 7/5/12 (2)		2,000	1,999,978
0.10%, 7/9/12 (2)		1,000	999,978
0.11%, 8/6/12 (2)		4,000	3,999,560
Thunder Bay Funding LLC
0.15%, 7/3/12 (2)		1,000	999,992
0.17%, 7/20/12 (2)		772	771,931
0.18%, 7/16/12 (2)		3,000	2,999,775
0.22%, 8/13/12 (2)		2,000	1,999,474
Toyota Motor Credit Corp.
0.12%, 8/15/12		1,000	999,850
0.13%, 8/10/12		5,000	4,999,278
United Parcel Service, Inc.
0.06%, 7/11/12 (2)		2,000	1,999,967
0.07%, 8/1/12 (2)		4,000	3,999,759
Wal-Mart Stores, Inc.
0.11%, 7/9/12 (2)		1,193	1,192,971
0.13%, 7/27/12 (2)		5,000	4,999,530

Total Commercial Paper (Amortized cost $111,700,336)			111,700,336

FOREIGN GOVERNMENT OBLIGATIONS (1) – 13.5%
Export Development Canada
0.09%, 7/5/12	CA	4,000	3,999,960
Government of Canada
0.13%, 9/14/12	CA	1,500	1,499,594
0.16%, 11/13/12	CA	3,000	2,998,200
Province of British Columbia
0.12%, 7/10/12	CA	4,000	3,999,880
0.16%, 9/24/12	CA	1,000	999,622
Province of Ontario
0.12%, 7/18/12	CA	1,000	999,943
0.15%, 8/28/12	CA	1,500	1,499,638
0.16%, 7/31/12	CA	3,500	3,499,533
Province of Quebec
0.18%, 9/20/12 (2)	CA	6,000	5,997,570

Total Foreign Government Obligations (Amortized cost $25,493,940)			25,493,940

See Notes to Financial Statements.

SUN CAPITAL MONEY MARKET FUND®

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

FOREIGN GOVERNMENT SPONSORED COMMERCIAL PAPER (1) – 3.2%
Kreditanstalt fuer Wiederaufbau
0.17%, 7/24/12 (2)	DE	$2,000	$1,999,783
0.20%, 8/8/12 (2)	DE	4,000	3,999,155

Total Foreign Government Sponsored Commercial Paper (Amortized cost $5,998,938)			5,998,938

U.S. GOVERNMENT AGENCY OBLIGATIONS (1) – 6.6%
Federal Home Loan Mortgage Corp. Discount Notes
0.07%, 7/10/12		1,000	999,982
0.08%, 7/6/12		800	799,991
0.09%, 7/17/12		2,000	1,999,920
0.10%, 8/6/12		125	124,988
0.10%, 8/13/12		3,000	2,999,660
Federal National Mortgage Association Discount Notes
0.07%, 8/20/12		2,000	1,999,806
0.10%, 8/22/12		2,500	2,499,639
0.11%, 7/16/12		800	799,963
0.12%, 8/8/12		100	99,987

Total U.S. Government Agency Obligations (Amortized cost $12,323,936)			12,323,936

Country Code*	Principal Amount (000)	Value

U.S. TREASURY OBLIGATIONS (1) – 11.1%
U.S. Treasury Bills
0.07%, 7/19/12	$5,000	$4,999,829
0.08%, 9/6/12	3,500	3,499,463
0.08%, 9/20/12	4,000	3,999,239
0.09%, 9/20/12	2,000	1,999,620
0.09%, 9/27/12	4,500	4,499,049
0.10%, 9/13/12	2,000	1,999,605

Total U.S. Treasury Obligations (Amortized cost $20,996,805)		20,996,805

	Shares
MUTUAL FUNDS – 6.5%
Federated Prime Obligation Fund, 0.18%	5,393,201	5,393,201
State Street Institutional Liquid Reserves Fund, 0.21%	6,862,164	6,862,164

Total Mutual Funds (Cost $12,255,365)		12,255,365

TOTAL INVESTMENTS – 100.1%
(Cost $188,769,320)		188,769,320
Liabilities in excess of other assets – (0.1)%		(117,359)

NET ASSETS – 100.0%		$188,651,961

CA	Canada
DE	Germany
LU	Luxembourg

*	Unless otherwise noted the issuer country code for all securities is United States.
(1)	Interest rates represent annualized yield at date of purchase.
(2)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At the period end, the value of these securities amounted to $93,702,518, representing 49.7% of net assets.

See Notes to Financial Statements.

SUN CAPITAL MONEY MARKET FUND®

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(3)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Commercial Paper	$—	$111,700,336	$—	$111,700,336
Foreign Government Obligations	—	25,493,940	—	25,493,940
Foreign Government Sponsored Commercial Paper	—	5,998,938	—	5,998,938
U.S. Government Agency Obligations	—	12,323,936	—	12,323,936
U.S. Treasury Obligations	—	20,996,805	—	20,996,805
Mutual Funds	12,255,365	—	—	12,255,365

Total Investments	$12,255,365	$176,513,955	$—	$188,769,320

†	See Note 2b in the Notes to Financial Statements for additional information.

See Notes to Financial Statements.

SC SM BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

FOREIGN GOVERNMENT OBLIGATIONS – 20.0%
Deutsche Bundesrepublik Inflation Linked Bond
0.10%, 4/15/23	DE	$2,073	$2,094,054
1.50%, 4/15/16	DE	59,737	63,971,885
1.75%, 4/15/20	DE	6,974	8,001,344
France Government Inflation Linked Bond
1.60%, 7/25/15	FR	23,777	25,060,743
Hellenic Republic Government Bond
0.00%, 10/15/42 (1)	GR	310	1,054
2.00%, 2/24/23 (2)	GR	15	2,502
2.00%, 2/24/24 (2)	GR	15	2,391
2.00%, 2/24/25 (2)	GR	15	2,219
2.00%, 2/24/26 (2)	GR	15	2,154
2.00%, 2/24/27 (2)	GR	15	2,113
2.00%, 2/24/28 (2)	GR	16	2,310
2.00%, 2/24/29 (2)	GR	16	2,165
2.00%, 2/24/30 (2)	GR	16	2,080
2.00%, 2/24/31 (2)	GR	16	2,120
2.00%, 2/24/32 (2)	GR	16	2,080
2.00%, 2/24/33 (2)	GR	16	2,077
2.00%, 2/24/34 (2)	GR	16	2,066
2.00%, 2/24/35 (2)	GR	16	2,060
2.00%, 2/24/36 (2)	GR	16	2,052
2.00%, 2/24/37 (2)	GR	16	2,049
2.00%, 2/24/38 (2)	GR	16	2,041
2.00%, 2/24/39 (2)	GR	16	2,036
2.00%, 2/24/40 (2)	GR	16	2,033
2.00%, 2/24/41 (2)	GR	16	2,019
2.00%, 2/24/42 (2)	GR	16	2,033
Italy Buoni Poliennali Del Tesoro Inflation Linked Bond
2.15%, 9/15/14	IT	2,321	2,259,862

Total Foreign Government Obligations (Cost $100,918,821)			101,431,542

U.S. GOVERNMENT AGENCY OBLIGATIONS – 19.4%
Federal Home Loan Mortgage Corp. 3.50%, 6/1/42		33,735	35,430,111
Federal National Mortgage Association 3.50%, 6/1/42		33,685	35,525,900

	Country Code*	Principal Amount (000)	Value

Government National Mortgage Association 3.50%, 6/15/42		$25,420	$27,231,858

Total U.S. Government Agency Obligations (Cost $98,117,214)			98,187,869

U.S. TREASURY OBLIGATIONS – 52.5%
U.S. Treasury Inflation Indexed Bonds
0.13%, 4/15/16		18,886	19,657,564
0.13%, 4/15/17		1,188	1,253,913
0.13%, 1/15/22		461	487,835
0.50%, 4/15/15		26,656	27,676,673
0.63%, 4/15/13		947	948,505
0.63%, 7/15/21		582	648,017
0.75%, 2/15/42		8,164	8,563,729
1.13%, 1/15/21		389	447,802
1.25%, 4/15/14		2,207	2,278,320
1.25%, 7/15/20		227	263,345
1.38%, 1/15/20		560	651,619
1.63%, 1/15/15		4,117	4,374,962
1.75%, 1/15/28		5,612	7,030,784
1.88%, 7/15/13		59	60,290
1.88%, 7/15/15		11,571	12,583,740
1.88%, 7/15/19		4,750	5,680,516
2.00%, 1/15/14		2,820	2,928,110
2.00%, 7/15/14		10,261	10,872,724
2.00%, 1/15/16		3,481	3,851,253
2.00%, 1/15/26		4,945	6,310,477
2.13%, 1/15/19		4,795	5,737,364
2.13%, 2/15/40		3,850	5,464,402
2.13%, 2/15/41		14,587	20,818,230
2.38%, 1/15/17		5,357	6,182,591
2.38%, 1/15/25		15,836	20,855,904
2.38%, 1/15/27		7,566	10,152,428
2.50%, 7/15/16		7,581	8,678,825
2.50%, 1/15/29		7,325	10,165,312
2.63%, 7/15/17		821	975,704
3.38%, 4/15/32		1,414	2,277,974
3.63%, 4/15/28 (3)(4)		3,266	5,038,378
3.88%, 4/15/29		17,178	27,756,486
U.S. Treasury Notes 2.00%, 4/30/16		24,030	25,344,153

Total U.S. Treasury Obligations (Cost $262,654,157)			266,017,929

See Notes to Financial Statements.

SC SM BLACKROCK INFLATION PROTECTED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

Country Code*	Contracts	Value

PURCHASED OPTIONS – 0.1%
PUT OPTIONS – 0.0% +
U.S. Treasury 10 Year Note July Futures, strike price $131.00, expires 7/12/27	133	$14,547

	Notional Amount (000)
PUT SWAPTIONS – 0.1%
OTC - 10 Year Interest Rate Swap, exercise rate 2.60%, expires 9/19/12	6,900	6,457
OTC - 10 Year Interest Rate Swap, exercise rate 3.90%, expires 9/19/13	5,300	20,527
OTC - 20 Year Interest Rate Swap, exercise rate 2.50%, expires 6/8/22	5,568	616,894

		643,878

Total Purchased Options (Cost $946,959)		658,425

Country Code*	Shares	Value

SHORT TERM INVESTMENTS – 7.5%
MUTUAL FUNDS – 7.5%
BlackRock Liquidity Funds TempFund, 0.15%	18,887,918	$18,887,918
State Street Institutional U.S. Government Money Market Fund, 0.04%	18,887,917	18,887,917

Total Short Term Investments (Cost $37,775,835)		37,775,835

TOTAL INVESTMENTS – 99.5%
(Cost $500,412,986)		504,071,600
Other assets less liabilities – 0.5%		2,689,376

NET ASSETS – 100.0%		$506,760,976

OTC	Over the Counter

DE	Germany
FR	France
GR	Greece
IT	Italy

*	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.
(1)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.
(2)	Security is a “Step-up” bond where the coupon increases on a predetermined future date.
(3)	At the period end, securities (or portions thereof) with an aggregate market value of $177,748 have been pledged as collateral for open OTC swaption contracts.
(4)	At the period end, securities (or portions thereof) with an aggregate market value of $1,283,733 and cash of $1,413,000 have been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Unrealized Appreciation / (Depreciation) ($)
Long	90-Day Euribor September Futures	9/15/14	181	246,454
Short	German Euro-Bobl September Futures	9/6/12	414	220,753
Short	German Euro-Bund September Futures	9/6/12	79	292,929
Long	U.S. Treasury 10 Year Note September Futures	9/19/12	126	(17,927)
Short	U.S. Treasury 2 Year Note September Futures	9/28/12	30	2,255
Short	U.S. Treasury 30 Year Bond September Futures	9/19/12	171	(114,274)
Long	U.S. Treasury 5 Year Note September Futures	9/28/12	308	50,984
Short	Ultra Long U.S. Treasury Bond September Futures	9/19/12	129	(180,662)

Net unrealized appreciation				500,512

See Notes to Financial Statements.

SC SM BLACKROCK INFLATION PROTECTED BOND FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(5)	At the period end, open forward foreign currency exchange contracts were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation) ($)
BNP Paribas SA	USD	7,664,856	EUR	6,162,000	7/25/12	134,462
Citibank NA	EUR	11,567,500	USD	15,269,100	7/25/12	627,975
Citibank NA	USD	253,302	EUR	200,000	7/25/12	(160)
Citibank NA	USD	420,711	EUR	335,000	7/25/12	3,302
Citibank NA	USD	2,519,496	JPY	202,410,000	9/4/12	14,922
JPMorgan Chase Bank	EUR	3,659,000	USD	4,761,786	7/25/12	130,545
JPMorgan Chase Bank	JPY	202,410,000	USD	2,525,327	9/4/12	(9,091)
Royal Bank of Scotland PLC	EUR	1,770,000	USD	2,229,453	7/25/12	(10,857)
Royal Bank of Scotland PLC	EUR	76,940,000	USD	96,102,061	7/25/12	(1,281,827)
Royal Bank of Scotland PLC	EUR	251,000	USD	313,918	7/25/12	(3,775)
Royal Bank of Scotland PLC	USD	359,356	EUR	271,000	7/25/12	(16,348)
UBS AG	USD	157,553	EUR	127,000	7/25/12	3,193
UBS AG	USD	8,037,164	EUR	6,450,000	7/25/12	126,679
UBS AG	USD	2,358,088	EUR	1,875,000	7/25/12	15,121

Net unrealized depreciation						(265,859)

EUR	–	Euro
JPY	–	Japanese Yen
USD	–	United States Dollar

(6)	At the period end, open written option contracts were as follows:

OTC Inflation Cap Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount (000) ($)	Value ($)
Cap - HICPx Index	Deutsche Bank AG	112.96	Maximum of [1-(Index Final/Index Initial)] or $0	4/26/22	1,981	84,667

Written inflation cap options (Premium received, $108,360)					1,981	84,667

OTC Options on Foreign Futures Contracts

Type	Description	Counterparty	Expiration Date	Strike Price ($)	Number of Contracts	Unrealized Depreciation ($)
Put	German Euro-Bund September Futures	UBS AG	8/24/12	140	53	(22,878)

Net unrealized depreciation					53	(22,878)

Options on Exchange-Traded Futures Contracts

Type	Description	Expiration Date	Strike Price ($)	Number of Contracts	Value ($)
Put	U.S. Treasury 10 Year Note July Futures	7/27/12	129.500	133	4,156

Written option contracts (Premium received, $43,308)				133	4,156

See Notes to Financial Statements.

SC SM BLACKROCK INFLATION PROTECTED BOND FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

OTC Interest Rate Swaptions

Type	Description	Counterparty	Pay/Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Call	OTC - 10 Year Interest Rate Swap	Citibank NA	Receive	3-Month USD-LIBOR	2.15%	9/9/13	5,300	193,037
Call	OTC - 5 Year Interest Rate Swap	Deutsche Bank AG	Receive	3-Month USD-LIBOR	1.25%	6/27/14	6,400	56,362
Put	OTC - 5 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	2.25%	6/27/14	6,400	76,326
Put	OTC - 10 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	2.85%	9/19/12	6,900	2,360
Put	OTC - 20 Year Interest Rate Swap	Deutsche Bank AG	Pay	6-Month EUR-EURIBOR	4.50%	6/8/22	5,568	226,985

Written swaptions (Premium received, $577,792)							30,568	555,070

EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
HICPx	—	Harmonized Consumer Price Index
LIBOR	—	London Interbank Offered Rate
OTC	—	Over the Counter
USD	—	United States Dollar

(7)	At the period end, open swap contracts were as follows:

OTC Interest Rate Swap Contracts

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000) ($)	Market Value ($)	Unrealized Appreciation / (Depreciation) ($)
Deutsche Bank AG	Pay	CPURNSA Index	2.47%	10/25/20	2,500	5,045	5,045
Deutsche Bank AG	Pay	CPURNSA Index	2.67%	6/23/21	4,910	166,307	166,307
Deutsche Bank AG	Pay	3-Month USD-LIBOR	2.06%	5/8/22	3,400	91,218	91,218
Deutsche Bank AG	Receive	CPURNSA Index	1.84%	10/25/15	4,700	79,430	79,430
Deutsche Bank AG	Receive	3-Month USD-LIBOR	1.14%	4/23/17	22,800	(219,512)	(219,512)

Total					38,310	122,488	122,488

OTC Total Return Swap Contracts

Pay/Receive Total Return on Reference Entity	Counterparty	Reference Entity	Number of Shares or Units	Floating Rate	Notional Amount (000) ($)	Maturity Date	Market Value ($)	Unrealized Appreciation ($)
Receives	Barclays Bank PLC	Barclays Capital US TIPS Index	775,328	1-Month USD-LIBOR	222,775	7/25/12	54,273	54,273

CPURNSA	—	Consumer Price All Urban Non-Seasonally Adjusted Index
LIBOR	—	London Interbank Offered Rate
USD	—	United States Dollar

See Notes to Financial Statements.

SC SM BLACKROCK INFLATION PROTECTED BOND FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

The following is a summary of collateral pledged/(received) by the Fund in the form of cash or securities and the value of corresponding OTC financial derivative contracts as of June 30, 2012.

Counterparty	Collateral (Received)/ Pledged ($)	Total Value of OTC Derivatives ($)	Net Exposures ($) (1)
Barclays Bank PLC	—	54,273	54,273
BNP Paribas SA	—	134,462	134,462
Citibank NA	177,748	453,002	630,750
Deutsche Bank AG	(500,000)	(324,212)	(824,212)
JPMorgan Chase Bank	—	121,454	121,454
Royal Bank of Scotland PLC	—	(1,312,807)	(1,312,807)
UBS AG	—	144,993	144,993

(1)

Net exposure represents the net receivable/(payable) that would be due from/(to) the counterparty in the event of default. Please refer to the Notes to Financial Statements for more information regarding credit and counterparties risk.

(8)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Foreign Government Obligations	$—	$101,431,542	$—	$101,431,542
U.S. Government Agency Obligations	—	98,187,869	—	98,187,869
U.S. Treasury Obligations	266,017,929	—	—	266,017,929
Purchased Options
Put Options	14,547	—	—	14,547
Put Swaptions	—	643,878	—	643,878
Short Term Investments
Mutual Funds	37,775,835	—	—	37,775,835

Total Investments	303,808,311	200,263,289	—	504,071,600

Financial Derivative Instruments
Futures Contracts	53,239	760,136	—	813,375
Forward Foreign Currency Exchange Contracts	—	1,056,199	—	1,056,199
Swap Contracts (a)	—	396,273	—	396,273

Total Financial Derivative Instruments	$53,239	$2,212,608	$—	$2,265,847

See Notes to Financial Statements.

SC SM BLACKROCK INFLATION PROTECTED BOND FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

Liabilities	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Financial Derivative Instruments
Futures and Options on Foreign Futures Contracts	$(312,863)	$(22,878)	$—	$(335,741)
Forward Foreign Currency Exchange Contracts	—	(1,322,058)	—	(1,322,058)
Written Option Contracts (a)	(4,156)	(84,667)	—	(88,823)
Written Swaption Contracts	—	(555,070)	—	(555,070)
Swap Contracts (a)	—	(219,512)	—	(219,512)

Total Financial Derivative Instruments	$(317,019)	$(2,204,185)	$—	$(2,521,204)

†	See Note 2b in the Notes to Financial Statements for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

See Notes to Financial Statements.

SC SM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value

ASSET BACKED SECURITIES – 11.3%
Access Group, Inc., Series 2003-1, Class A2 0.73%, 12/27/16 (1)		$3,288	$3,272,419
Ally Master Owner Trust, Series 2011-3, Class A2 1.81%, 5/15/16		8,300	8,421,692
Ally Master Owner Trust, Series 2012-2, Class A 0.74%, 3/15/16 (1)		15,600	15,613,647
Bank of America Auto Trust, Series 2009-3A, Class A3 1.67%, 12/15/13 (2)		169	169,413
Bank of America Auto Trust, Series 2012-1, Class A3 0.78%, 6/15/16		6,750	6,764,811
Brazos Higher Education Authority, Series 2004-I, Class A2 0.63%, 6/27/22 (1)		3,247	3,232,586
Brazos Higher Education Authority, Series 2005-1, Class 1A2 0.55%, 12/26/18 (1)		2,206	2,199,170
Brazos Higher Education Authority, Series 2005-2, Class A10 0.59%, 12/26/19 (1)		7,500	7,359,278
Brazos Higher Education Authority, Series 2005-2, Class A9 0.57%, 12/26/17 (1)		2,348	2,332,272

	Country Code**	Principal Amount (000)	Value

Brazos Higher Education Authority, Series 2011-2, Class A2 1.32%, 7/25/29 (1)		$6,100	$6,100,004
College Loan Corporation Trust, Series 2004-1, Class A3 0.63%, 4/25/21 (1)		2,323	2,290,937
College Loan Corporation Trust, Series 2005-2, Class A2 0.58%, 10/15/21 (1)		586	585,287
Ford Credit Auto Owner Trust, Series 2009-E, Class A3 1.51%, 1/15/14		1,435	1,438,025
Ford Credit Floorplan Master Owner Trust, Series 2012-2, Class A 1.92%, 1/15/19		2,310	2,349,635
GCO Education Loan Funding Trust, Series 2005-2, Class A6L 0.62%, 5/27/24 (1)		3,300	3,209,020
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L 0.54%, 5/25/23 (1)(2)		5,330	5,228,875
Huntington Auto Trust, Series 2012-1, Class A3 0.81%, 9/15/16		10,800	10,822,577
Northstar Education Finance, Inc., Series 2004-2, Class A1 0.59%, 4/28/16 (1)		2,354	2,342,121

See Notes to Financial Statements.

SC SM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value

Northstar Education Finance, Inc., Series 2004-2, Class A2 0.61%, 1/28/17 (1)		$3,900	$3,773,055
Penarth Master Issuer PLC, Series 2012-1A, Class A1 0.81%, 3/18/14 (1)(2)	GB	9,000	9,006,166
SLM Student Loan Trust, Series 2003-11, Class A4 0.66%, 6/15/20 (1)		3,069	3,066,585
SLM Student Loan Trust, Series 2004-2, Class A4 0.60%, 10/25/19 (1)		2,146	2,144,238
SLM Student Loan Trust, Series 2006-8, Class A4 0.55%, 10/25/21 (1)		5,150	5,125,315
SLM Student Loan Trust, Series 2007-1, Class A3 0.50%, 7/25/18 (1)		3,622	3,609,358
SLM Student Loan Trust, Series 2007-7, Class A2 0.67%, 1/25/16 (1)		1,876	1,874,273
SLM Student Loan Trust, Series 2012-3, Class A 0.90%, 12/26/25 (1)		11,818	11,818,151
Student Loan Consolidation Center, Series 2011-1, Class A 1.47%, 10/25/27 (1)(2)		1,747	1,749,414

	Country Code**	Principal Amount (000)	Value

Toyota Auto Receivables Owner Trust, Series 2011-B, Class A3 0.68%, 6/15/15		$6,200	$6,206,930
Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Class A4 2.14%, 8/22/16		8,400	8,507,164
World Financial Network Credit Card Master Trust, Series 2009-B, Class A 3.79%, 5/15/16		4,500	4,506,694

Total Asset Backed Securities (Cost $144,847,806)			145,119,112

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.2%
Federal National Mortgage Association, Series 2009-70, Class AL 5.00%, 8/25/19		8,008	8,618,186
FHLMC Multifamily Structured Pass Through Trust, Series K703, Class A2 2.70%, 5/25/18		15,400	16,232,986
FHLMC Multifamily Structured Pass Through Trust, Series K705, Class A2 2.30%, 9/25/18		3,700	3,818,248

Total Collateralized Mortgage Obligations (Cost $27,748,939)			28,669,420

CORPORATE DEBT OBLIGATIONS – 45.5%
AEROSPACE & DEFENSE – 0.2%
United Technologies Corp. 1.20%, 6/1/15		2,325	2,352,056

See Notes to Financial Statements.

SC SM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value

AUTOMOBILES – 0.3%
Ford Motor Credit Co. LLC 8.00%, 12/15/16		$3,500	$4,139,646

AUTO PARTS – 0.4%
Johnson Controls, Inc. 1.75%, 3/1/14		4,825	4,894,142

BANKS – 12.7%
Achmea Hypotheekbank NV 3.20%, 11/3/14 (2)	NL	2,249	2,345,999
Banco Santander Chile 2.88%, 11/13/12 (2)	CL	6,400	6,400,000
Bank of America Corp.
1.89%, 1/30/14 (1)		725	717,427
4.50%, 4/1/15		1,700	1,752,297
Bank of Nova Scotia
1.05%, 3/20/15 (2)	CA	5,500	5,536,003
1.75%, 3/22/17 (2)	CA	1,200	1,223,983
2.15%, 8/3/16 (2)	CA	5,200	5,404,246
Canadian Imperial Bank of Commerce 1.50%, 12/12/14 (2)	CA	3,400	3,461,768
Capital One Financial Corp.
2.13%, 7/15/14		2,800	2,823,836
7.38%, 5/23/14		3,522	3,868,973
Citigroup, Inc.
5.50%, 10/15/14		6,625	7,014,345
6.38%, 8/12/14		1,875	2,007,079
Commonwealth Bank of Australia New York 1.95%, 3/16/15	AU	6,150	6,189,655
Credit Suisse New York 1.43%, 1/14/14 (1)	CH	8,100	8,108,570
DnB NOR Boligkreditt
2.10%, 10/14/15 (2)	NO	8,100	8,246,821
2.90%, 3/29/16 (2)	NO	13,900	14,434,107
ING Bank NV
1.87%, 6/9/14 (1)(2)	NL	3,525	3,477,328
3.90%, 3/19/14 (2)	NL	2,700	2,833,682

	Country Code**	Principal Amount (000)	Value

Intesa Sanpaolo New York 2.38%, 12/21/12	IT	$4,800	$4,680,994
JPMorgan Chase & Co. 1.88%, 3/20/15		12,025	12,015,705
Mizuho Corporate Bank Ltd. 2.55%, 3/17/17 (2)	JP	3,900	3,956,901
Morgan Stanley
3.80%, 4/29/16		1,950	1,889,164
4.10%, 1/26/15		3,250	3,231,696
Nordea Eiendomskreditt AS 1.88%, 4/7/14 (2)	NO	500	507,373
Royal Bank of Scotland PLC, Series 2 3.40%, 8/23/13	GB	2,725	2,753,217
SpareBank 1 Boligkreditt
2.30%, 6/30/17 (2)	NO	6,100	6,126,474
2.63%, 5/27/16 (2)	NO	9,100	9,380,444
Stadshypotek AB 1.45%, 9/30/13 (2)	SE	7,500	7,558,223
Standard Chartered PLC 3.85%, 4/27/15 (2)	GB	3,150	3,295,070
Swedbank Hypotek AB 0.91%, 3/28/14 (1)(2)	SE	1,600	1,596,877
UBS AG 3.88%, 1/15/15	CH	5,625	5,812,729
Union Bank NA 2.13%, 6/16/17		2,825	2,825,517
Wells Fargo & Co.
1.25%, 2/13/15		10,125	10,111,007
1.50%, 7/1/15		1,925	1,926,455

			163,513,965

BIOTECHNOLOGY – 0.5%
Gilead Sciences, Inc. 2.40%, 12/1/14		4,460	4,596,605
Life Technologies Corp. 4.40%, 3/1/15		2,275	2,417,663

			7,014,268

See Notes to Financial Statements.

SC SM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value

CABLE – 0.3%
Time Warner Cable, Inc. 6.20%, 7/1/13		$3,350	$3,520,096

CHEMICALS – 0.1%
Eastman Chemical Co. 2.40%, 6/1/17		1,800	1,819,069

COMPUTER & PERIPHERALS – 1.1%
Dell, Inc. 1.40%, 9/10/13		3,050	3,071,954
Hewlett-Packard Co.
2.60%, 9/15/17		1,675	1,681,370
6.13%, 3/1/14		3,250	3,488,358
International Business Machines Corp. 0.55%, 2/6/15		5,950	5,911,391

			14,153,073

ELECTRIC UTILITIES – 1.9%
Commonwealth Edison Co. 1.63%, 1/15/14		4,800	4,864,704
Dominion Resources, Inc. 1.80%, 3/15/14		3,100	3,143,856
DTE Energy Co. 7.63%, 5/15/14		3,400	3,793,009
Georgia Power Co. 1.30%, 9/15/13		1,650	1,663,406
PPL WEM Holdings PLC 3.90%, 5/1/16 (2)	GB	3,475	3,642,005
Progress Energy, Inc. 6.05%, 3/15/14		3,350	3,626,610
Wisconsin Electric Power Co. 6.00%, 4/1/14		3,875	4,224,618

			24,958,208

ELECTRONICS – 0.7%
Agilent Technologies, Inc. 5.50%, 9/14/15		2,975	3,329,210
Thermo Fisher Scientific, Inc. 2.05%, 2/21/14		4,875	4,982,050

			8,311,260

	Country Code**	Principal Amount (000)	Value

ENVIRONMENTAL SERVICES – 0.3%
Waste Management, Inc.
5.00%, 3/15/14		$1,825	$1,942,028
6.38%, 11/15/12		2,275	2,319,574

			4,261,602

FINANCIALS – 1.9%
American Express Credit Corp. 2.75%, 9/15/15		5,200	5,426,143
General Electric Capital Corp.
2.15%, 1/9/15		11,775	11,973,432
2.38%, 6/30/15		2,100	2,148,258
John Deere Capital Corp. 5.25%, 10/1/12		525	531,339
Merrill Lynch & Co., Inc. 5.45%, 7/15/14		4,625	4,839,202

			24,918,374

FOOD, BEVERAGES & RESTAURANTS – 3.3%
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 3/26/13		3,075	3,117,955
3.00%, 10/15/12		1,725	1,736,675
5.38%, 11/15/14		1,325	1,460,704
Beam, Inc. 1.88%, 5/15/17		1,625	1,632,828
Cargill, Inc. 1.90%, 3/1/17 (2)		5,100	5,122,404
Diageo Capital PLC 1.50%, 5/11/17	GB	2,000	2,007,368
General Mills, Inc. 5.25%, 8/15/13		2,125	2,230,691
HJ Heinz Co. 1.50%, 3/1/17		2,550	2,544,166
Kellogg Co.
4.25%, 3/6/13		998	1,021,844
5.13%, 12/3/12		2,050	2,088,310
Kraft Foods Group, Inc. 1.63%, 6/4/15 (2)		2,750	2,779,092
Kraft Foods, Inc. 2.63%, 5/8/13		4,950	5,023,250
Molson Coors Brewing Co. 2.00%, 5/1/17		3,525	3,557,225

See Notes to Financial Statements.

SC SM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value

Pepsico, Inc. 4.65%, 2/15/13		$1,000	$1,025,686
SABMiller Holdings, Inc. 1.85%, 1/15/15 (2)		6,850	6,947,832

			42,296,030

HEALTH CARE – PRODUCTS – 1.4%
Becton, Dickinson & Co. 1.75%, 11/8/16		2,900	2,964,661
Covidien International Finance SA 1.88%, 6/15/13	LU	5,375	5,428,078
Dentsply International, Inc. 1.97%, 8/15/13 (1)		4,275	4,298,585
St. Jude Medical, Inc. 3.75%, 7/15/14		4,850	5,105,421

			17,796,745

INSURANCE – 1.4%
Metropolitan Life Global Funding I
2.50%, 1/11/13 (2)		3,000	3,028,065
5.13%, 4/10/13 (2)		1,000	1,033,070
5.13%, 6/10/14 (2)		2,750	2,949,001
New York Life Global Funding
3.00%, 5/4/15 (2)		4,725	4,969,878
4.65%, 5/9/13 (2)		1,000	1,031,637
Prudential Financial, Inc.
2.75%, 1/14/13		4,350	4,392,917
5.10%, 9/20/14		774	829,628

			18,234,196

INVESTMENT COMPANIES – 1.0%
FIH Erhvervsbank A/S
2.00%, 6/12/13 (2)	DK	6,100	6,172,871
2.45%, 8/17/12 (2)	DK	7,200	7,218,367

			13,391,238

MANUFACTURING – DIVERSIFIED – 0.3%
Tyco International Finance SA 6.00%, 11/15/13	LU	3,115	3,346,955

	Country Code**	Principal Amount (000)	Value

METALS & MINING – 0.6%
Freeport-McMoRan Copper & Gold, Inc. 1.40%, 2/13/15		$2,825	$2,815,356
Rio Tinto Finance USA PLC 1.13%, 3/20/15	GB	4,750	4,760,673

			7,576,029

MULTIMEDIA – 1.3%
Comcast Cable Communications Holdings, Inc. 8.38%, 3/15/13		4,300	4,532,338
NBCUniversal Media LLC 2.10%, 4/1/14		2,975	3,027,839
News America, Inc. 5.30%, 12/15/14		2,400	2,630,465
Reed Elsevier Capital, Inc. 7.75%, 1/15/14		3,050	3,333,616
Thomson Reuters Corp. 5.95%, 7/15/13	CA	3,000	3,139,134

			16,663,392

OFFICE EQUIPMENT – 0.3%
Xerox Corp. 1.29%, 5/16/14 (1)		4,025	4,019,570

OIL & GAS – 2.7%
Apache Corp. 6.00%, 9/15/13		4,000	4,253,368
BP Capital Markets PLC 3.13%, 10/1/15	GB	5,350	5,687,745
Dolphin Energy Ltd. 5.50%, 12/15/21 (2)	AE	2,120	2,361,256
Gazprom OAO Via Gaz Capital SA 9.25%, 4/23/19	LU	380	473,970
PC Financial Partnership 5.00%, 11/15/14		2,650	2,861,367
Petrobras International Finance Co. 5.38%, 1/27/21	KY	260	280,220

See Notes to Financial Statements.

SC SM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value

Phillips 66 1.95%, 3/5/15 (2)		$5,500	$5,539,385
Shell International Finance BV 1.88%, 3/25/13	NL	5,700	5,761,281
TNK-BP Finance SA
6.63%, 3/20/17	LU	516	560,531
7.50%, 7/18/16	LU	346	384,510
7.88%, 3/13/18	LU	270	308,813
Total Capital Canada Ltd. 1.63%, 1/28/14	CA	3,250	3,300,954
Total Capital International SA 1.50%, 2/17/17	FR	2,900	2,911,484

			34,684,884

PERSONAL PRODUCTS – 0.6%
Colgate-Palmolive Co. 0.60%, 11/15/14		3,075	3,073,632
The Procter & Gamble Co. 0.70%, 8/15/14		4,350	4,361,297

			7,434,929

PHARMACEUTICALS – 1.2%
Express Scripts Holding Co.
2.10%, 2/12/15 (2)		1,850	1,868,087
6.25%, 6/15/14		900	984,053
GlaxoSmithKline Capital PLC 0.75%, 5/8/15	GB	3,525	3,524,598
McKesson Corp. 3.25%, 3/1/16		3,075	3,300,794
Medco Health Solutions, Inc. 2.75%, 9/15/15		2,700	2,776,356
Novartis Capital Corp. 1.90%, 4/24/13		2,975	3,012,060

			15,465,948

REAL ESTATE INVESTMENT TRUSTS – 0.9%
Camden Property Trust 5.70%, 5/15/17		1,975	2,217,210
HCP, Inc. 2.70%, 2/1/14		1,525	1,549,359
Simon Property Group LP 4.20%, 2/1/15		3,675	3,874,416

	Country Code**	Principal Amount (000)	Value

WEA Finance LLC / WCI Finance LLC 5.40%, 10/1/12 (2)		$4,350	$4,393,209

			12,034,194

REFINING – 0.3%
XTO Energy, Inc. 5.75%, 12/15/13		3,175	3,406,642

RETAIL – 0.7%
CVS Caremark Corp. 5.75%, 6/1/17		4,425	5,225,867
Wal-Mart Stores, Inc. 3.20%, 5/15/14		4,000	4,198,580

			9,424,447

SAVINGS & LOANS – 0.2%
U.S. Central Federal Credit Union 1.90%, 10/19/12		2,400	2,412,094

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.3%
Intel Corp. 1.95%, 10/1/16		3,175	3,290,332

SOFTWARE – 0.7%
Microsoft Corp. 2.95%, 6/1/14		5,000	5,226,560
Oracle Corp. 4.95%, 4/15/13		4,100	4,245,488

			9,472,048

SPECIAL PURPOSE BANKS – 3.5%
Kreditanstalt fuer Wiederaufbau
0.25%, 6/17/13 (1)	DE	11,900	11,900,892
2.50%, 5/28/13	DE	5,500	5,601,970
Landwirtschaftliche Rentenbank
1.88%, 9/24/12	DE	12,300	12,341,476
3.25%, 3/15/13	DE	9,000	9,175,761
4.13%, 7/15/13	DE	5,200	5,391,381

			44,411,480

SPECIAL PURPOSE ENTITIES – 0.4%
MassMutual Global Funding II 0.96%, 9/27/13 (1)(2)		5,300	5,320,029

See Notes to Financial Statements.

SC SM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value

TELECOMMUNICATIONS – 2.3%
AT&T, Inc.
2.40%, 8/15/16		$7,950	$8,259,676
2.95%, 5/15/16		2,800	2,965,687
France Telecom SA 4.38%, 7/8/14	FR	6,000	6,302,670
Rogers Communications, Inc.
5.50%, 3/15/14	CA	625	670,854
6.38%, 3/1/14	CA	4,250	4,628,798
Verizon Wireless Capital LLC 7.38%, 11/15/13		1,803	1,957,559
Vodafone Group PLC 2.88%, 3/16/16	GB	4,225	4,445,448

			29,230,692

TOBACCO – 0.3%
Philip Morris International, Inc. 4.88%, 5/16/13		3,750	3,889,031

TRANSPORTATION – 0.5%
Burlington Northern Santa Fe Corp. 5.90%, 7/1/12		4,200	4,200,000
CSX Corp. 5.75%, 3/15/13		2,450	2,531,759

			6,731,759

UTILITIES – 0.9%
Duke Energy Corp. 6.30%, 2/1/14		4,650	5,032,225
MidAmerican Energy Holdings Co. 5.00%, 2/15/14		3,600	3,831,570
Public Service Co. of Colorado 7.88%, 10/1/12		1,125	1,144,761
Southern Co. 4.15%, 5/15/14		$1,400	1,479,339

			11,487,895

Total Corporate Debt Obligations (Cost $578,185,166)			585,876,318

FOREIGN GOVERNMENT OBLIGATIONS – 1.6%
Colombia Government International Bond 4.38%, 7/12/21	CO	3,140	3,526,220

	Country Code**	Principal Amount (000)	Value

Indonesia Government International Bond 8.50%, 10/12/35	ID	$1,840	$2,695,600
Province of Ontario 1.88%, 11/19/12	CA	14,300	14,377,206

Total Foreign Government Obligations (Cost $20,137,215)			20,599,026

MUNICIPAL BONDS – 3.2%
County of Suffolk NY 1.50%, 9/13/12		5,360	5,368,844
New York City, Subseries D 5.07%, 12/1/14		5,300	5,835,406
New York State Dormitory Authority
1.53%, 3/15/13		1,060	1,067,144
2.00%, 3/15/14		719	735,796
North Texas Tollway Authority 2.44%, 9/1/13		3,975	4,040,985
Pennsylvania Higher Education Assistance Agency 1.07%, 4/25/19 (1)		1,961	1,962,713
South Carolina Student Loan Corp., Series A-1 0.57%, 12/3/18 (1)		3,773	3,742,904
State of California 3.95%, 11/1/15		1,950	2,096,991
State of Illinois 4.42%, 1/1/15		6,500	6,833,255
State of New Jersey 2.02%, 8/15/14		5,300	5,459,901
State of Wisconsin 4.80%, 5/1/13		4,300	4,450,414

Total Municipal Bonds (Cost $41,021,838)			41,594,353

U.S. GOVERNMENT GUARANTEED NOTES – 3.2%
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1A 0.79%, 2/25/48 (1)(2)		1,438	1,438,669
NCUA Guaranteed Notes, Series 2010-A1, Class A 0.59%, 12/7/20 (1)		1,928	1,934,741

See Notes to Financial Statements.

SC SM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)	Value

NCUA Guaranteed Notes, Series 2010-R1, Class 1A 0.69%, 10/7/20 (1)		$1,153	$1,154,997
NCUA Guaranteed Notes, Series 2010-R1, Class 2A 1.84%, 10/7/20		504	510,170
NCUA Guaranteed Notes, Series 2010-R2, Class 1A 0.61%, 11/6/17 (1)		2,416	2,417,246
NCUA Guaranteed Notes, Series 2011-R1, Class 1A 0.69%, 1/8/20 (1)		2,275	2,280,146
NCUA Guaranteed Notes, Series 2011-R3, Class 1A 0.64%, 3/11/20 (1)		3,921	3,922,941
NCUA Guaranteed Notes, Series 2011-R4, Class 1A 0.62%, 3/6/20 (1)		3,843	3,844,841
NCUA Guaranteed Notes, Series 2011-R5, Class 1A 0.62%, 4/6/20 (1)		3,723	3,723,618
NCUA Guaranteed Notes, Series 2011-R6, Class 1A 0.62%, 5/7/20 (1)		3,532	3,533,243
TLGP Citigroup Funding, Inc.
1.88%, 10/22/12		11,300	11,355,517
1.88%, 11/15/12		4,300	4,327,249

Total U.S. Government Guaranteed Notes (Cost $40,339,379)			40,443,378

	Country Code**	Principal Amount (000)		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS – 44.4%
Federal Farm Credit Bank
0.55%, 11/19/12		$4,000		$4,005,780
0.75%, 1/4/13		4,000		4,010,248
Federal Home Loan Mortgage Corp.
0.38%, 2/27/14		13,800		13,803,450
1.00%, 8/20/14		5,800		5,867,326
4.00%, 5/1/42		1,000		1,079,366
4.00%, 6/1/42		3,000		3,240,614
4.50%, 5/1/23		7		7,071
5.00%, 3/1/16		1		623
5.00%, 5/1/16		2		1,597
5.00%, 9/1/16		3		3,021
5.00%, 11/1/16		49		52,089
5.00%, 3/1/18		0	*	536
5.50%, 1/1/20		599		655,785
6.50%, 10/1/37		391		445,380
6.50%, 12/1/38		204		230,508
Federal National Mortgage Association
0.60%, 11/14/13		12,000		12,009,156
0.75%, 12/19/14		3,000		3,021,618
2.47%, 10/1/36 (1)		2,265		2,404,787
2.50%, TBA (3)		88,000		90,667,500
2.80%, 3/1/18		3,319		3,509,135
2.93%, 5/1/33 (1)		3,454		3,677,975
3.00%, TBA (3)		41,000		41,977,815
3.42%, 10/1/20		1,570		1,695,595
3.50%, TBA (3)		135,000		141,607,976
3.63%, 12/1/20		1,178		1,288,054
3.74%, 6/1/18		29,873		32,767,820
3.75%, 3/1/18		4,087		4,468,306
3.84%, 5/1/18		2,320		2,551,604
4.00%, 4/1/39		28		29,622
4.00%, 8/1/40		283		301,385
4.00%, 9/1/40		185		198,128
4.00%, 10/1/40		91		96,983
4.00%, 11/1/40		495		527,635
4.00%, 12/1/40		299		319,466
4.00%, 1/1/41		129		137,263
4.00%, 10/1/41		169		179,543
4.00%, 11/1/41		320		342,091
4.00%, 5/1/42 (3)		3,800		4,102,997
4.00%, 6/1/42 (3)		13,400		14,468,463
4.00%, 6/1/42		7,472		8,119,749
4.00%, 7/1/42		4,000		4,318,944

See Notes to Financial Statements.

SC SM GOLDMAN SACHS SHORT DURATION FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code**	Principal Amount (000)		Value

4.00%, 7/1/42 (3)		$1,000		$1,079,219
4.00%, TBA (3)		49,600		52,945,541
4.32%, 7/1/21		19,779		22,490,514
4.50%, 9/1/36		1,588		1,704,672
4.50%, 7/1/39		470		504,857
4.50%, 9/1/39		168		180,005
4.50%, 10/1/39		957		1,027,248
4.50%, 11/1/39		1,901		2,040,178
4.50%, 12/1/39		775		831,615
4.50%, 1/1/40		7,367		7,905,960
4.50%, 3/1/40		3,520		3,777,089
4.50%, 5/1/40		5,134		5,525,082
4.50%, 6/1/40		149		160,262
4.50%, 8/1/40		5,029		5,412,425
4.50%, 9/1/40		5,755		6,182,933
4.50%, 10/1/40		377		406,214
4.50%, 11/1/40		7,890		8,491,174
4.50%, 2/1/41		963		1,034,285
4.50%, 3/1/41		1,921		2,069,954
4.50%, 4/1/41		3,103		3,345,517
4.50%, 5/1/41		11,165		12,038,096
4.50%, 6/1/41		1,504		1,621,196
4.50%, 7/1/41		1,974		2,128,068
4.50%, 8/1/41		399		430,658
4.50%, 11/1/41		308		331,961
4.50%, TBA (3)		9,000		9,653,906
5.50%, 5/1/25		8,267		9,009,579
6.00%, 3/1/32		0	*	80
6.00%, 5/1/33		3		2,884
6.00%, 12/1/33		1		1,493
6.00%, 4/1/35		1		1,060
6.00%, 2/1/36		4		3,881
6.00%, 3/1/36		2		2,650
6.00%, 6/1/36		3		3,100

Total U.S. Government Agency Obligations (Cost $566,727,349)				570,536,360

U.S. TREASURY OBLIGATIONS – 3.7%
U.S. Treasury Inflation Indexed Bonds
1.63%, 1/15/15		7,109		7,554,075

	Country Code**	Principal Amount (000)	Value

1.88%, 7/15/15		$4,968	$5,402,348
2.00%, 7/15/14 (5)		7,811	8,276,885
U.S. Treasury Notes 1.75%, 5/15/22		26,600	26,816,125

Total U.S. Treasury Obligations (Cost $48,302,274)			48,049,433

SHORT TERM INVESTMENTS – 10.7%
CERTIFICATES OF DEPOSIT – 0.8%
BANKS – 0.8%
Industrial & Commercial Bank of China Ltd. 0.72%, 8/3/12 (Amortized cost $10,250,000)	CN	10,250	10,250,000

COMMERCIAL PAPER(4) – 0.8%
Atlantis One Funding Corp. 0.65%, 8/2/12 (2) (Amortized cost $9,994,222)		10,000	9,994,222

		Shares
MUTUAL FUNDS – 9.1%
State Street Institutional Liquid Reserves Fund, 0.21% (Cost $117,056,397)		117,056,397	117,056,397

Total Short Term Investments (Cost $137,300,619)			137,300,619

TOTAL INVESTMENTS – 125.8% (Cost $1,604,610,585)			1,618,188,019
Liabilities in excess of other assets – (25.8)%			(331,559,720)

NET ASSETS – 100.0%			$1,286,628,299

FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
NCUA	National Credit Union Administration
TBA	To Be Announced. Securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. At the period end, total market value of the TBA securities amounts to $336,852,738 which represents approximately 26.2% of net assets.

See Notes to Financial Statements.

SC SM GOLDMAN SACHS SHORT DURATION FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

TLGP	Temporary Liquidity Guarantee Program. Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until December 31, 2012.

AE	United Arab Emirates
AT	Austria
AU	Australia
CA	Canada
CH	Switzerland
CL	Chile
CN	China
CO	Columbia
DE	Germany
DK	Denmark
FR	France
GB	Great Britain
ID	Indonesia
IT	Italy
JP	Japan
KY	Cayman Islands
LU	Luxembourg
NL	Netherlands
NO	Norway
SE	Sweden

*	Amount is less than $500.
**	Unless otherwise noted the issuer country code for all securities is United States.
(1)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.
(2)	Eligible for resale under rule 144A or exempt from registration under section 4(2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration. At the period end, the value of these securities amounted to $177,748,246, representing 13.8% of net assets.
(3)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.
(4)	Interest rates represent annualized yield at date of purchase.
(5)	At the period end, securities (or portions thereof) with an aggregate market value of $3,374,855 have been pledged to cover margin requirements for the following open futures contracts:

Type	Description	Expiration Date	Contracts	Unrealized Appreciation / (Depreciation) ($)
Long	90-Day Eurodollar March Futures	3/17/14	320	152,106
Short	90-Day Eurodollar March Futures	3/16/15	320	(365,517)
Long	90-Day Eurodollar September Futures	9/15/14	483	544,874
Short	90-Day Eurodollar September Futures	9/14/15	483	(943,617)
Short	U.S. Treasury 10 Year Note September Futures	9/19/12	545	273,922
Long	U.S. Treasury 2 Year Note September Futures	9/28/12	1,811	(203,078)
Short	U.S. Treasury 30 Year Bond September Futures	9/19/12	684	903,881
Short	U.S. Treasury 5 Year Note September Futures	9/28/12	769	87,996
Long	Ultra Long U.S. Treasury Bond September Futures	9/19/12	16	28,985

Net unrealized appreciation				479,552

See Notes to Financial Statements.

SC SM GOLDMAN SACHS SHORT DURATION FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(6)	At the period end, the Fund had the following open forward sales contracts:

Description	Coupon	Maturity Date	Principal Amount (000) ($)	Proceeds ($)	Market Value ($)
Federal National Mortgage Association	4.50%	TBA	70,000	75,018,281	75,085,934

(7)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Backed Securities	$—	$145,119,112	$—	$145,119,112
Collateralized Mortgage Obligations	—	28,669,420	—	28,669,420
Corporate Debt Obligations (a)	—	585,876,318	—	585,876,318
Foreign Government Obligations	—	20,599,026	—	20,599,026
Municipal Bonds	—	41,594,353	—	41,594,353
U.S. Government Guaranteed Notes	—	40,443,378	—	40,443,378
U.S. Government Agency Obligations	—	570,536,360	—	570,536,360
U.S. Treasury Obligations	48,049,433	—	—	48,049,433
Short Term Investments
Certificates of Deposit (a)	—	10,250,000	—	10,250,000
Commercial Paper	—	9,994,222	—	9,994,222
Mutual Funds	117,056,397	—	—	117,056,397

Total Short Term Investments	117,056,397	20,244,222	—	137,300,619

Total Investments	165,105,830	1,453,082,189	—	1,618,188,019

Financial Derivative Instruments
Futures Contracts	1,991,764	—	—	1,991,764

Total Financial Derivative Instruments	$1,991,764	$—	$—	$1,991,764

Liabilities
Financial Derivative Instruments
Futures Contracts	$(1,512,212)	$—	$—	$(1,512,212)

Total Financial Derivative Instruments	$(1,512,212)	$—	$—	$(1,512,212)

Other Financial Instruments
Forward Sales Contracts	$—	$(75,085,934)	$—	$(75,085,934)

Total Other Financial Instruments	$—	$(75,085,934)	$—	$(75,085,934)

†	See Note 2b in the Notes to Financial Statements for additional information.
(a)	See Portfolio of Investments for additional detailed categorizatons.

See Notes to Financial Statements.

SC SM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

ASSET BACKED SECURITIES – 0.1%
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF1A 0.32%, 1/25/37 (1)		$21	$4,410
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2 5.27%, 1/25/37 (2)		289	103,785
Lehman XS Trust, Series 2005-7N, Class 3A1 0.53%, 12/25/35 (1)		252	106,544
SACO I Trust, Series 2005-2, Class A 0.65%, 4/25/35 (1)(3)		20	8,890

Total Asset Backed Securities (Cost $182,862)			223,629

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.2%
Banc of America Alternative Loan Trust, Series 2005-4, Class CB6 0.65%, 5/25/35 (1)		37	24,169
Banc of America Funding Corp., Series 2006-A, Class 3A2 2.92%, 2/20/36 (1)		282	153,281
Banc of America Funding Corp., Series 2006-B, Class 2A1 3.04%, 3/20/36 (1)		113	78,795
Countrywide Alternative Loan Trust, Series 2005-43, Class 4A3 5.27%, 10/25/35 (1)		41	27,122
Countrywide Alternative Loan Trust, Series 2006-0A2, Class A5 0.47%, 5/20/46 (1)		50	19,539

	Country Code*	Principal Amount (000)	Value

Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-2, Class A1A 0.57%, 3/25/35 (1)		$41	$20,934
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 1A3 5.50%, 12/25/35		28	18,513
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR1, Class 2A1A 0.49%, 3/19/45 (1)		16	10,564
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2, Class 1A5 6.00%, 5/25/36		32	23,666
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 1A2 6.00%, 7/25/37		206	157,173
IndyMac INDEX Mortgage Loan Trust, Series 2005-AR13, Class 4A1 2.63%, 8/25/35 (1)		31	22,836
IndyMac INDEX Mortgage Loan Trust, Series 2005-AR15, Class A1 4.82%, 9/25/35 (1)		43	31,961
MortgageIT Trust, Series 2005-1, Class 1A1 0.57%, 2/25/35 (1)		243	202,862
Residential Accredit Loans, Inc., Series 2006-QA2, Class 3A1 5.50%, 2/25/36 (1)		248	143,874

See Notes to Financial Statements.

SC SM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

Residential Asset Securitization Trust, Series 2006-R1, Class A2 0.65%, 1/25/46 (1)		$1,709	$715,015
Residential Asset Securitization Trust, Series 2007-A5, Class 2A3 6.00%, 5/25/37		47	36,138
Structured Asset Mortgage Investments, Inc., Series 2005-AR6, Class 2A1 0.56%, 9/25/45 (1)		27	15,344
Wamu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 1A2 2.56%, 10/25/36 (1)		371	261,802
Wamu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 2A3 5.71%, 10/25/36 (1)		75	54,696
Wamu Mortgage Pass-Through Certificates, Series 2006-AR16, Class 1A1 2.34%, 12/25/36 (1)		132	90,704

Total Collateralized Mortgage Obligations (Cost $1,755,156)			2,108,988

CORPORATE DEBT OBLIGATIONS – 85.3%
ADVERTISING – 0.6%
Affinion Group, Inc. 7.88%, 12/15/18		500	426,250
Lamar Media Corp. 7.88%, 4/15/18		250	275,000
Visant Corp. 10.00%, 10/1/17		375	372,188

			1,073,438

AEROSPACE & DEFENSE – 1.2%
Alliant Techsystems, Inc. 6.88%, 9/15/20		250	266,250
BE Aerospace, Inc. 6.88%, 10/1/20		250	276,250

	Country Code*	Principal Amount (000)	Value

Bombardier, Inc. 7.50%, 3/15/18 (3)	CA	$275	$301,469
Esterline Technologies Corp. 7.00%, 8/1/20		375	412,500
TransDigm, Inc. 7.75%, 12/15/18		750	823,125

			2,079,594

AGRICULTURAL – 0.1%
Brickman Group Holdings, Inc. 9.13%, 11/1/18 (3)		250	243,750

AIRLINES – 0.4%
Continental Airlines 1996-2 Class A Pass Through Trust 7.75%, 7/2/14		75	77,350
UAL 2009-2A Pass Through Trust 9.75%, 1/15/17		501	569,810

			647,160

AUTO PARTS – 0.6%
Tomkins LLC 9.00%, 10/1/18		900	1,001,250

AUTOMOBILES & COMPONENTS – 0.4%
Exide Technologies 8.63%, 2/1/18		500	394,375
Hyva Global BV 8.63%, 3/24/16 (3)	NL	250	212,500
Oshkosh Corp.
8.25%, 3/1/17		50	54,750
8.50%, 3/1/20		50	55,500

			717,125

AUTOMOTIVE – 3.2%
Allison Transmission, Inc. 7.13%, 5/15/19 (3)		200	208,500
Conti-Gummi Finance BV
7.13%, 10/15/18	NL	316	335,737
7.50%, 9/15/17	NL	127	135,409
8.50%, 7/15/15	NL	95	104,167
Cooper-Standard Automotive, Inc. 8.50%, 5/1/18		375	404,531

See Notes to Financial Statements.

SC SM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

Ford Motor Credit Co. LLC
6.63%, 8/15/17		$500	$568,737
7.50%, 8/1/12		125	125,493
8.00%, 12/15/16		1,000	1,182,756
8.13%, 1/15/20		225	274,819
12.00%, 5/15/15		1,000	1,242,500
Meritor, Inc. 8.13%, 9/15/15		105	110,644
Pittsburgh Glass Works LLC 8.50%, 4/15/16 (3)		175	161,000
TRW Automotive, Inc. 7.25%, 3/15/17 (3)		500	571,250

			5,425,543

BANKS – 6.0%
Ally Financial, Inc.
0.00%, 6/15/15 (4)		500	422,500
4.50%, 2/11/14		1,000	1,013,750
5.50%, 2/15/17		250	253,935
6.25%, 12/1/17		250	263,328
7.50%, 9/15/20		500	561,875
8.00%, 11/1/31		770	889,698
8.30%, 2/12/15		500	545,000
Barclays Bank PLC 14.00%, 6/15/19 (1)	GB	626	711,033
CIT Group, Inc.
5.00%, 5/15/17		250	257,500
5.25%, 3/15/18		500	516,250
Credit Agricole SA 8.38%, 10/13/19 (1)(3)	FR	750	616,875
HBOS PLC 6.75%, 5/21/18 (3)	GB	2,100	1,981,254
RBS Capital Trust 2.75%, 8/16/12 (1)		63	33,219
Regions Bank 7.50%, 5/15/18		175	196,875
Regions Financial Corp. 7.38%, 12/10/37		1,000	985,000
Royal Bank of Scotland Group PLC 7.65%, 9/30/31 (1)	GB	375	300,000
Societe Generale 5.92%, 4/15/17 (1)(3)	FR	150	101,865
Wachovia Capital Trust III 5.57%, 7/16/12 (1)		500	477,500

			10,127,457

	Country Code*	Principal Amount (000)	Value

BIOTECHNOLOGY – 0.2%
STHI Holding Corp. 8.00%, 3/15/18 (3)		$350	$370,125

BUILDING & CONSTRUCTION – 0.3%
Aguila 3 SA 7.88%, 1/31/18 (3)	LU	450	463,500

BUILDING MATERIALS – 1.5%
Associated Materials LLC 9.13%, 11/1/17		375	334,687
Building Materials Corp. of America
6.75%, 5/1/21 (3)		250	267,500
6.88%, 8/15/18 (3)		100	106,250
7.50%, 3/15/20 (3)		250	271,250
Calcipar SA 6.88%, 5/1/18 (3)	LU	200	197,000
Cemex SAB de CV 9.00%, 1/11/18 (3)	MX	500	446,250
Grohe Holding Gmbh 4.66%, 9/15/17 (1)	DE	127	118,641
Masonite International Corp. 8.25%, 4/15/21 (3)	CA	500	515,000
Roofing Supply Group LLC / Roofing Supply Finance, Inc. 10.00%, 6/1/20 (3)		150	156,750
Xefin Lux SCA 8.00%, 6/1/18	LU	127	120,222

			2,533,550

CHEMICALS – 4.1%
Basell Finance Co. BV 8.10%, 3/15/27 (3)	NL	300	357,750
Celanese US Holdings LLC
5.88%, 6/15/21		250	268,125
6.63%, 10/15/18		125	135,938
CF Industries, Inc.
6.88%, 5/1/18		250	296,562
7.13%, 5/1/20		125	152,188
Chemtura Corp. 7.88%, 9/1/18		250	262,812
Hexion US Finance Corp.
8.88%, 2/1/18		500	510,000
9.00%, 11/15/20		750	646,875

See Notes to Financial Statements.

SC SM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

Huntsman International LLC
8.63%, 3/15/20		$400	$449,000
8.63%, 3/15/21		100	112,750
Ineos Finance PLC
7.50%, 5/1/20 (3)	GB	100	100,750
9.00%, 5/15/15 (3)	GB	500	527,500
9.25%, 5/15/15	GB	158	168,470
Ineos Group Holdings SA 7.88%, 2/15/16	LU	949	823,365
Kinove German Bondco GmbH 9.63%, 6/15/18 (3)	DE	312	321,360
LyondellBasell Industries NV
5.00%, 4/15/19 (3)	NL	300	314,625
5.75%, 4/15/24 (3)	NL	200	214,000
Oxea Finance
9.50%, 7/15/17 (3)	LU	225	239,062
9.63%, 7/15/17	LU	286	304,801
Rain CII Carbon LLC 8.00%, 12/1/18 (3)		150	151,500
Styrolution GmbH 7.63%, 5/15/16	DE	316	270,105
Taminco Global Chemical Corp. 9.75%, 3/31/20(3)		125	128,438
Vertellus Specialties, Inc. 9.38%, 10/1/15(3)		200	164,500

			6,920,476

COAL – 1.4%
Arch Coal, Inc.
7.00%, 6/15/19		250	211,250
7.25%, 10/1/20		100	84,500
7.25%, 6/15/21		250	209,375
CONSOL Energy, Inc.
6.38%, 3/1/21		150	141,000
8.00%, 4/1/17		750	778,125
8.25%, 4/1/20		250	262,500
Peabody Energy Corp.
6.00%, 11/15/18(3)		500	497,500
6.50%, 9/15/20		100	101,250

			2,285,500

COMMERCIAL SERVICES – 2.1%
Alliance Data Systems Corp. 6.38%, 4/1/20(3)		150	153,750

	Country Code*	Principal Amount (000)	Value

Catalent Pharma Solutions, Inc. 9.50%, 4/15/15		$496	$507,780
Ceridian Corp. 8.88%, 7/15/19(3)(5)		100	103,250
Emergency Medical Services Corp. 8.13%, 6/1/19		250	260,938
Interactive Data Corp. 10.25%, 8/1/18		250	278,125
Live Nation Entertainment, Inc. 8.13%, 5/15/18(3)		250	255,313
Pharmaceutical Product Development, Inc. 9.50%, 12/1/19(3)		250	273,437
PHH Corp. 9.25%, 3/1/16		100	106,250
The Hertz Corp.
6.75%, 4/15/19		500	520,000
7.38%, 1/15/21		250	267,500
UR Merger Sub Corp.
5.75%, 7/15/18(3)		250	260,000
7.38%, 5/15/20(3)		250	261,250
7.63%, 4/15/22(3)		250	261,875

			3,509,468

COMPUTER & PERIPHERALS – 0.9%
Aramark Corp.
3.97%, 2/1/15 (1)		525	521,062
8.50%, 2/1/15		75	76,782
Brocade Communications Systems, Inc. 6.88%, 1/15/20		250	270,625
SunGard Data Systems, Inc.
7.38%, 11/15/18		325	348,563
7.63%, 11/15/20		250	266,250

			1,483,282

CONSUMER PRODUCTS – 1.3%
Armored Autogroup, Inc. 9.50%, 11/1/18 (3)		250	215,625
Central Garden and Pet Co. 8.25%, 3/1/18		375	375,938
Jarden Corp.
7.50%, 5/1/17		500	560,000
8.00%, 5/1/16		250	272,500

See Notes to Financial Statements.

SC SM PIMCO HIGH YIELD FUND PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

Prestige Brands, Inc. 8.13%, 2/1/20 (3)		$150	$164,625
Spectrum Brands Holdings, Inc. 9.50%, 6/15/18		500	565,000
The Scotts Miracle-Gro Co. 7.25%, 1/15/18		50	54,000

			2,207,688

CONSUMER SERVICES – 0.2%
WMG Acquisition Corp. 9.50%, 6/15/16		250	272,500

CONTAINERS & GLASS – 2.1%
ARD Finance SA 11.13%, 6/1/18 (3)(6)	LU	224	208,056
Ardagh Packaging Finance
7.38%, 10/15/17	IE	253	265,755
7.38%, 10/15/17 (3)	IE	200	212,500
9.25%, 10/15/20	IE	127	127,182
Berry Plastics Corp.
5.22%, 2/15/15 (1)		445	444,444
9.50%, 5/15/18		500	532,500
9.75%, 1/15/21		250	271,875
Crown Americas LLC 7.63%, 5/15/17		150	162,000
Crown European Holdings SA 7.13%, 8/15/18	FR	63	68,337
Graphic Packaging International, Inc. 7.88%, 10/1/18		500	550,000
OI European Group B.V. 6.88%, 3/31/17	NL	63	65,331
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/16		25	27,875
Sealed Air Corp.
8.13%, 9/15/19 (3)		250	278,750
8.38%, 9/15/21 (3)		250	282,500

			3,497,105

ELECTRIC UTILITIES – 0.1%
CMS Energy Corp. 8.75%, 6/15/19		150	185,033

	Country Code*	Principal Amount (000)	Value

ENERGY – 0.2%
Covanta Holding Corp. 7.25%, 12/1/20		$100	$108,341
Headwaters, Inc. 7.63%, 4/1/19		250	245,625

			353,966

FINANCIALS – 2.4%
E*Trade Financial Corp. 6.75%, 6/1/16		100	101,750
International Lease Finance Corp.
6.25%, 5/15/19		200	203,750
6.63%, 11/15/13		100	103,250
7.13%, 9/1/18(3)		500	551,250
8.25%, 12/15/20		400	458,069
8.63%, 9/15/15		750	828,750
8.75%, 3/15/17		475	533,188
Pinnacle Foods Finance LLC 8.25%, 9/1/17		500	528,750
SLM Corp., Series A
8.00%, 3/25/20		150	164,250
8.45%, 6/15/18		360	403,200
Springleaf Finance Corp. 6.90%, 12/15/17		250	199,530

			4,075,737

FOOD, BEVERAGES & RESTAURANTS – 2.5%
Bumble Bee Acquisition Corp. 9.00%, 12/15/17 (3)		238	237,405
Bumble Bee Holding Co. SCA 9.63%, 3/15/18 (3)(6)	LU	125	114,375
Constellation Brands, Inc.
6.00%, 5/1/22		150	161,250
7.25%, 5/15/17		150	171,563
Cott Beverages, Inc. 8.13%, 9/1/18		250	272,812
Del Monte Corp. 7.63%, 2/15/19		500	504,375
Michael Foods, Inc. 9.75%, 7/15/18		500	548,750
Pilgrim’s Pride Corp. 7.88%, 12/15/18		500	506,875
Post Holdings, Inc. 7.38%, 2/15/22 (3)		100	105,500

See Notes to Financial Statements.

SC SM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

Refresco Group BV 7.38%, 5/15/18	NL	$127	$118,008
Simmons Foods, Inc. 10.50%, 11/1/17 (3)		125	117,500
Smithfield Foods, Inc. 7.75%, 7/1/17		500	553,125
TreeHouse Foods, Inc. 7.75%, 3/1/18		250	270,937
U.S. Foodservice 8.50%, 6/30/19(3)		500	507,500

			4,189,975

GAMING – 2.4%
Ameristar Casinos, Inc. 7.50%, 4/15/21		500	535,000
MGM Resorts International
7.63%, 1/15/17		1,250	1,290,625
9.00%, 3/15/20		250	277,500
10.38%, 5/15/14		750	845,625
11.13%, 11/15/17		175	196,437
Seneca Gaming Corp. 8.25%, 12/1/18 (3)		125	128,125
Wynn Las Vegas Capital Corp.
7.75%, 8/15/20		250	276,875
7.88%, 11/1/17		500	550,000

			4,100,187

GAS & PIPELINE UTILITIES – 0.5%
Enterprise Products Operating LP 8.38%, 8/1/66 (1)		750	812,813

HEALTH CARE – 4.3%
American Renal Holdings 8.38%, 5/15/18		100	105,750
Capella Healthcare, Inc. 9.25%, 7/1/17		250	258,750
Community Health Systems, Inc. 8.88%, 7/15/15		246	252,457
DaVita, Inc.
6.38%, 11/1/18		175	180,688
6.63%, 11/1/20		250	260,625
DJO Finance LLC
7.75%, 4/15/18		500	412,500
9.75%, 10/15/17		500	357,500

	Country Code*	Principal Amount (000)	Value

Fresenius Medical Care AG & Co.
5.63%, 7/31/19 (3)		$250	$260,625
5.88%, 1/31/22 (3)		250	260,312
HCA Holdings, Inc. 7.75%, 5/15/21		500	536,250
HCA, Inc.
6.50%, 2/15/20		900	975,375
7.25%, 9/15/20		400	440,000
7.50%, 2/15/22		1,000	1,090,000
8.50%, 4/15/19		150	168,000
9.88%, 2/15/17		81	87,885
IASIS Healthcare LLC 8.38%, 5/15/19		400	396,000
Tenet Healthcare Corp. 8.00%, 8/1/20		500	517,500
Vanguard Health Holding Co. II LLC 8.00%, 2/1/18		700	715,750

			7,275,967

HEALTH CARE - FACILITIES – 1.4%
Alere, Inc. 8.63%, 10/1/18		275	277,750
Biomet, Inc.
10.00%, 10/15/17		350	373,844
10.38%, 10/15/17 (6)		1,250	1,335,937
11.63%, 10/15/17		320	345,200

			2,332,731

HOLDING COMPANIES – 1.9%
Reynolds Group Issuer, Inc.
6.88%, 2/15/21 (3)		100	104,000
7.13%, 4/15/19 (3)		350	366,625
7.75%, 10/15/16 (3)		500	526,250
7.88%, 8/15/19 (3)		250	270,625
8.50%, 5/15/18 (3)		250	245,000
8.50%, 2/15/21 (3)		500	475,000
9.00%, 4/15/19 (3)		500	498,750
9.88%, 8/15/19 (3)		750	778,125

			3,264,375

HOTELS, RESTAURANTS & LEISURE – 0.4%
CityCenter Holdings LLC
7.63%, 1/15/16		100	105,500
10.75%, 1/15/17 (6)		279	307,672

See Notes to Financial Statements.

SC SM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

Marina District Finance Co., Inc.
9.50%, 10/15/15		$50	$48,500
9.88%, 8/15/18		200	188,500
Scientific Games Corp. 8.13%, 9/15/18		100	107,250

			757,422

INSURANCE – 0.2%
American International Group, Inc. 8.18%, 5/15/58 (1)		250	271,250
Towergate Finance PLC 8.50%, 2/15/18	GB	157	144,869

			416,119

LEISURE & ENTERTAINMENT – 0.7%
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18		375	256,406
11.25%, 6/1/17		500	545,625
Carlson Wagonlit BV 6.88%, 6/15/19 (3)	NL	200	205,000
Production Resource Group, Inc. 8.88%, 5/1/19		125	94,375

			1,101,406

MACHINERY – 0.6%
Case New Holland, Inc. 7.88%, 12/1/17		350	404,250
The Manitowoc Co., Inc. 8.50%, 11/1/20		500	540,000

			944,250

MANUFACTURING - DIVERSIFIED – 1.4%
Amsted Industries, Inc. 8.13%, 3/15/18 (3)		250	264,375
Griffon Corp. 7.13%, 4/1/18		200	203,000
Polymer Group, Inc. 7.75%, 2/1/19		250	264,063
Polypore International, Inc. 7.50%, 11/15/17		250	265,312
RBS Global, Inc. 8.50%, 5/1/18		1,000	1,085,000
SPX Corp. 6.88%, 9/1/17		200	218,000

			2,299,750

	Country Code*	Principal Amount (000)	Value

METAL FABRICATE/HARDWARE – 0.5%
Schaeffler Finance BV
7.75%, 2/15/17 (3)	NL	$200	$208,500
8.50%, 2/15/19 (3)	NL	250	266,875
8.75%, 2/15/19	NL	316	335,357

			810,732

METALS & MINING – 2.4%
Aleris International, Inc. 7.63%, 2/15/18		750	761,250
FMG Resources (August 2006) Property Ltd.
6.00%, 4/1/17 (3)	AU	175	175,875
6.88%, 4/1/22 (3)	AU	500	503,750
7.00%, 11/1/15 (3)	AU	125	127,500
8.25%, 11/1/19 (3)	AU	500	530,000
Inmet Mining Corp. 8.75%, 6/1/20 (3)	CA	150	148,500
Novelis, Inc.
8.38%, 12/15/17	CA	500	535,000
8.75%, 12/15/20	CA	1,000	1,077,500
Steel Dynamics, Inc.
7.63%, 3/15/20		25	26,750
7.75%, 4/15/16		50	51,500
Teck Resources, Ltd. 10.25%, 5/15/16	CA	129	143,996

			4,081,621

MULTIMEDIA – 6.2%
AMC Networks, Inc. 7.75%, 7/15/21 (3)		200	220,500
Cablevision Systems Corp. 7.75%, 4/15/18		250	266,250
CCO Holdings LLC
6.50%, 4/30/21		500	532,500
7.38%, 6/1/20		250	274,688
7.88%, 4/30/18		250	271,875
8.13%, 4/30/20		200	223,000
Cequel Communications Holdings I LLC 8.63%, 11/15/17 (3)		500	538,750
Clear Channel Worldwide Holdings, Inc. 7.63%, 3/15/20 (3)		500	488,750
Clear Channel Worldwide Holdings, Inc. Series B 9.25%, 12/15/17		750	817,500
CSC Holdings LLC
7.63%, 7/15/18		210	234,675
7.88%, 2/15/18		865	970,962

See Notes to Financial Statements.

SC SM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

DISH DBS Corp.
6.75%, 6/1/21		$250	$270,000
7.13%, 2/1/16		935	1,026,162
7.75%, 5/31/15		75	83,250
7.88%, 9/1/19		100	115,250
LIN Television Corp. 8.38%, 4/15/18		250	255,625
Nara Cable Funding Ltd. 8.88%, 12/1/18	IE	127	110,098
Nielsen Finance LLC
7.75%, 10/15/18		400	443,000
11.50%, 5/1/16		162	184,275
The McClatchy Co. 11.50%, 2/15/17		250	259,375
Truven Health Analytics, Inc. 10.63%, 6/1/20 (3)		250	260,000
Unitymedia GmbH/Old 9.50%, 3/15/21 (3)	DE	316	343,267
Unitymedia Hessen Gmbh & Co. KG / Unitymedia NRW Gmbh 7.50%, 3/15/19 (3)	DE	466	488,030
Univision Communications, Inc.
6.88%, 5/15/19 (3)		500	515,000
7.88%, 11/1/20 (3)		325	347,750
8.50%, 5/15/21 (3)		250	251,875
Videotron Ltee 9.13%, 4/15/18	CA	600	657,000

			10,449,407

OIL & GAS – 4.2%
Coffeyville Resources LLC 9.00%, 4/1/15 (3)		45	47,925
Concho Resources, Inc.
6.50%, 1/15/22		400	416,000
7.00%, 1/15/21		200	214,000
Continental Resources, Inc.
7.13%, 4/1/21		75	83,625
7.38%, 10/1/20		50	55,750
8.25%, 10/1/19		50	55,875

	Country Code*	Principal Amount (000)	Value

Denbury Resources, Inc.
8.25%, 2/15/20		$149	$163,155
9.75%, 3/1/16		250	274,688
Forest Oil Corp.
7.25%, 6/15/19		250	229,375
8.50%, 2/15/14		250	260,000
Laredo Petroleum, Inc. 7.38%, 5/1/22 (3)		250	260,000
Linn Energy LLC 8.63%, 4/15/20		425	457,937
Newfield Exploration Co.
6.88%, 2/1/20		250	266,250
7.13%, 5/15/18		330	349,387
NFR Energy LLC 9.75%, 2/15/17 (3)		250	207,500
Oasis Petroleum, Inc. 6.50%, 11/1/21		250	247,500
OGX Austria GmbH 8.50%, 6/1/18 (3)	AT	500	445,000
Petrobakken Energy Ltd. 8.63%, 2/1/20 (3)	CA	250	248,750
Petrohawk Energy Corp. 7.25%, 8/15/18		550	618,516
Plains Exploration & Production Co.
6.63%, 5/1/21		500	505,000
7.63%, 4/1/20		325	342,875
SandRidge Energy, Inc.
7.50%, 3/15/21		1,000	987,500
8.13%, 10/15/22 (3)		250	252,500

			6,989,108

OIL & GAS EQUIPMENT & SERVICES – 0.6%
Cie Generale De Geophysique-Veritas
6.50%, 6/1/21	FR	250	250,000
7.75%, 5/15/17	FR	175	181,125
Dresser-Rand Group, Inc. 6.50%, 5/1/21		200	207,500
Expro Finance Luxembourg SCA 8.50%, 12/15/16 (3)	LU	154	147,455
Thermon Industries, Inc. 9.50%, 5/1/17		145	159,500

			945,580

See Notes to Financial Statements.

SC SM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

PAPER PRODUCTS – 0.3%
Georgia-Pacific LLC 8.25%, 5/1/16 (3)		$50	$55,079
Sappi Papier Holding GmbH
6.63%, 4/15/21 (3)	AT	200	189,000
7.75%, 7/15/17 (3)(5)	AT	200	202,500

			446,579

PHARMACEUTICALS – 2.8%
ConvaTec Healthcare 10.50%, 12/15/18 (3)	LU	500	502,500
Endo Pharmaceuticals Holdings, Inc. 7.00%, 7/15/19		150	163,125
Grifols, Inc. 8.25%, 2/1/18		250	268,125
Mylan, Inc.
7.63%, 7/15/17 (3)		200	220,000
7.88%, 7/15/20 (3)		500	560,625
NBTY, Inc. 9.00%, 10/1/18		500	552,500
Novasep Holding SAS 8.00%, 12/15/16 (3)	FR	77	61,600
Valeant Pharmaceuticals International
6.50%, 7/15/16 (3)		500	522,500
6.75%, 10/1/17 (3)		100	104,250
7.00%, 10/1/20 (3)		500	505,000
7.25%, 7/15/22 (3)		250	250,625
Warner Chilcott Co., LLC 7.75%, 9/15/18	PR	1,000	1,072,500

			4,783,350

PIPELINES – 2.1%
El Paso Corp.
7.80%, 8/1/31		200	224,475
8.05%, 10/15/30		1,010	1,145,737
Energy Transfer Equity 7.50%, 10/15/20		350	384,125
EP Energy LLC / EP Energy Finance, Inc. 6.88%, 5/1/19 (3)		100	104,500
MarkWest Energy Partners LP 6.75%, 11/1/20		100	106,250
NGPL PipeCo LLC 9.63%, 6/1/19(3)		500	536,250

	Country Code*	Principal Amount (000)	Value

Regency Energy Partners LP 6.88%, 12/1/18		$275	$289,438
Rockies Express Pipeline LLC 5.63%, 4/15/20(3)		500	455,000
Targa Resources Partners LP 6.38%, 8/1/22(3)		250	249,375

			3,495,150

REAL ESTATE INVESTMENT TRUSTS – 0.3%
Host Hotels & Resorts, Inc. 6.00%, 11/1/20		500	542,500

REFINING – 0.9%
Chesapeake Energy Corp.
7.25%, 12/15/18		150	153,000
9.50%, 2/15/15		750	808,125
Range Resources Corp.
5.75%, 6/1/21		250	261,250
6.75%, 8/1/20		150	162,750
7.25%, 5/1/18		25	26,500
7.50%, 10/1/17		125	130,625

			1,542,250

RETAIL – 1.9%
Inergy LP
6.88%, 8/1/21		73	73,000
7.00%, 10/1/18		150	154,500
Limited Brands, Inc.
6.63%, 4/1/21		175	191,187
7.00%, 5/1/20		75	83,250
Logan’s Roadhouse, Inc. 10.75%, 10/15/17		250	239,375
Michaels Stores, Inc. 7.75%, 11/1/18		500	527,500
New Albertsons, Inc. 8.70%, 5/1/30		250	203,750
PETCO Animal Supplies, Inc. 9.25%, 12/1/18 (3)		250	273,125
Phillips-Van Heusen Corp. 7.38%, 5/15/20		500	553,750

See Notes to Financial Statements.

SC SM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

QVC, Inc.
7.13%, 4/15/17 (3)		$150	$159,344
7.38%, 10/15/20 (3)		50	55,375
7.50%, 10/1/19 (3)		250	277,500
Sally Holdings LLC / Sally Capital, Inc.
5.75%, 6/1/22		150	156,938
6.88%, 11/15/19		125	135,938
Suburban Propane Partners LP 7.38%, 3/15/20		50	52,000

			3,136,532

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.2%
Sensata Technologies BV 6.50%, 5/15/19 (3)	NL	250	258,125

SHIPBUILDING – 0.2%
Huntington Ingalls Industries, Inc. 6.88%, 3/15/18		250	260,625

SOFTWARE – 1.0%
Audatex North America, Inc. 6.75%, 6/15/18 (3)		250	263,125
Fidelity National Information Services, Inc. 7.63%, 7/15/17		250	275,625
First Data Corp.
8.25%, 1/15/21(3)		500	500,000
9.88%, 9/24/15		13	13,163
12.63%, 1/15/21		100	100,125
ManTech International Corp. 7.25%, 4/15/18		175	183,750
Sophia LP / Sophia Finance, Inc. 9.75%, 1/15/19 (3)		250	265,625

			1,601,413

SPECIAL PURPOSE ENTITIES – 0.5%
NSG Holdings LLC 7.75%, 12/15/25 (3)		365	365,000
QBE Capital Funding III Ltd. 7.25%, 5/24/41 (1)(3)	JE	200	180,484

	Country Code*	Principal Amount (000)	Value

Ziggo Bond Co. BV 8.00%, 5/15/18	NL	$316	$343,267

			888,751

TELECOMMUNICATIONS – 9.0%
Avaya, Inc. 7.00%, 4/1/19 (3)		500	463,750
Commscope, Inc. 8.25%, 1/15/19 (3)		750	793,125
Crown Castle International Corp. 7.13%, 11/1/19		375	402,187
Digicel Ltd. 8.25%, 9/1/17 (3)	BM	1,000	1,017,500
Frontier Communications Corp.
6.63%, 3/15/15		25	26,500
7.13%, 3/15/19		550	555,500
7.88%, 4/15/15		125	137,500
8.25%, 4/15/17		200	215,000
8.50%, 4/15/20		250	265,000
Hughes Satellite Systems Corp.
6.50%, 6/15/19		125	132,813
7.63%, 6/15/21		200	217,500
Intelsat Jackson Holdings SA
7.25%, 4/1/19	LU	350	367,500
7.25%, 10/15/20	LU	500	526,250
7.25%, 10/15/20(3)	LU	400	420,000
7.50%, 4/1/21	LU	500	528,750
8.50%, 11/1/19	LU	825	913,687
Intelsat Luxembourg SA
11.25%, 2/4/17	LU	250	257,500
11.50%, 2/4/17 (5)(6)	LU	737	760,561
MetroPCS Wireless, Inc. 6.63%, 11/15/20		250	246,250
Sprint Capital Corp.
6.90%, 5/1/19		1,750	1,645,000
8.75%, 3/15/32		500	455,000
Sprint Nextel Corp.
6.00%, 12/1/16		145	138,837
8.38%, 8/15/17		500	512,500
Syniverse Holdings, Inc. 9.13%, 1/15/19		250	271,250
TW Telecom Holdings, Inc. 8.00%, 3/1/18		100	109,000

See Notes to Financial Statements.

SC SM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

UPC Holding BV
8.00%, 11/1/16	NL	$316	$329,821
8.38%, 8/15/20	NL	633	654,896
9.75%, 4/15/18	NL	127	135,725
UPCB Finance Ltd. 7.63%, 1/15/20	KY	316	332,194
UPCB Finance VI Ltd. 6.88%, 1/15/22(3)	KY	350	357,000
Vimpel-Communications 7.75%, 2/2/21 (3)	IE	300	289,722
VimpelCom Holdings BV 7.50%, 3/1/22 (3)	NL	250	234,860
Virgin Media Finance PLC 9.50%, 8/15/16	GB	73	81,395
Wind Acquisition Finance SA
7.25%, 2/15/18 (3)	LU	300	262,500
11.75%, 7/15/17 (3)	LU	500	403,750
Windstream Corp.
7.75%, 10/1/21		500	530,000
7.88%, 11/1/17		200	218,000

			15,208,323

TEXTILES & APPAREL – 0.1%
Levi Strauss & Co. 7.63%, 5/15/20		225	239,063

TRANSPORTATION – 0.4%
AMGH Merger Sub, Inc. 9.25%, 11/1/18 (3)		500	520,000
CMA CGM SA 8.50%, 4/15/17 (3)	FR	400	220,000

			740,000

UTILITIES – 5.3%
Calpine Corp.
7.50%, 2/15/21 (3)		750	810,000
7.88%, 7/31/20 (3)		500	551,250
7.88%, 1/15/23 (3)		250	272,500
Energy Future Holdings Corp.
9.75%, 10/15/19		39	40,170
10.00%, 1/15/20		750	800,625
Energy Future Intermediate Holding Co. LLC 9.75%, 10/15/19		47	48,410
GenOn Energy, Inc. 7.63%, 6/15/14		250	255,000

	Country Code*	Principal Amount (000)	Value

Intergen NV 9.00%, 6/30/17 (3)	NL	$1,000	$980,000
Midwest Generation LLC, Series B 8.56%, 1/2/16		347	331,620
NRG Energy, Inc.
7.38%, 1/15/17		500	520,000
7.63%, 1/15/18		250	258,750
7.88%, 5/15/21		150	151,500
8.50%, 6/15/19		1,050	1,097,250
Quicksilver Resources, Inc.
9.13%, 8/15/19		300	261,000
11.75%, 1/1/16		300	292,125
Red Oak Power LLC 8.54%, 11/30/19		312	330,566
Tenaska Alabama Partners LP 7.00%, 6/30/21 (3)		293	310,332
The AES Corp.
7.38%, 7/1/21 (3)		300	333,750
7.75%, 10/15/15		175	196,438
8.00%, 10/15/17		245	278,687
8.00%, 6/1/20		500	573,750
9.75%, 4/15/16		250	296,250

			8,989,973

WHOLESALE – 0.8%
American Tire Distributors Holdings, Inc. 9.75%, 6/1/17		200	213,000
HD Supply, Inc.
8.13%, 4/15/19 (3)		250	270,000
11.00%, 4/15/20 (3)		250	269,063
VWR Funding, Inc. 10.25%, 7/15/15 (1)		500	515,000

			1,267,063

Total Corporate Debt Obligations (Cost $136,881,955)			143,644,387

FOREIGN GOVERNMENT OBLIGATIONS – 1.0%
Brazil Notas do Tesouro Nacional, Series F 10.00%, 1/1/17 (Cost $1,586,666)	BR	1,693	1,651,381

See Notes to Financial Statements.

SC SM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

BANK LOAN OBLIGATIONS – 1.8%
SENIOR LOANS – 1.8%
First Data Corp. 3.00%, 9/24/14 (1)		$443	$425,978
Hologic, Inc. 3.50%, 1/29/13 (5)		500	496,250
Newsday LLC 10.50%, 8/1/13		200	203,250
Quintiles Transnational Corp. 5.00%, 6/8/18 (1)		495	488,808
Springleaf Finance Funding 5.50%, 5/10/17 (1)		500	470,270
Texas Competitive Electric Holdings Co. LLC 4.74%, 10/10/17 (1)		634	378,413
Vodafone Americas Finance 6.88%, 8/11/15 (6)		554	559,301

Total Bank Loan Obligations (Cost $2,947,508)			3,022,270

		Shares
COMMON STOCKS – 0.0%+
MULTIMEDIA – 0.0%+
Dex One Corp.**		9,862	9,221

PHARMACEUTICALS – 0.0%+
NVHL S.A. Class A	LU	1,640	5,147
NVHL S.A. Class B	LU	1,640	5,147
NVHL S.A. Class C	LU	1,640	5,147
NVHL S.A. Class D	LU	1,640	5,147
NVHL S.A. Class E	LU	1,640	5,147
NVHL S.A. Class F	LU	1,640	5,147

	Country Code*	Shares	Value

NVHL S.A. Class G	LU	1,640	$5,147
NVHL S.A. Class H	LU	1,640	5,147
NVHL S.A. Class I	LU	1,640	5,147
NVHL S.A. Class J	LU	1,640	5,147

			51,470

Total Common Stocks (Cost $359,038)			60,691

		Principal Amount (000)
SHORT TERM INVESTMENTS – 9.8%
U.S. TREASURY OBLIGATIONS(7) – 9.6%
U.S. Treasury Bills
0.01%, 9/6/12		$119	118,985
0.01%, 9/27/12		1,280	1,279,738
0.08%, 9/20/12		300	299,952
0.12%, 9/13/12		700	699,890
0.14%, 2/7/13		300	299,707
0.15%, 8/30/12 (8)		280	279,977
0.17%, 5/30/13		6,400	6,388,806
0.18%, 4/4/13		3,700	3,695,042
0.19%, 5/2/13		3,000	2,995,257

Total U.S. Treasury Obligations (Cost $16,058,798)			16,057,354

		Shares
MUTUAL FUNDS – 0.2%
State Street Institutional U.S. Government Money Market Fund, 0.04% (Cost $367,159)		367,159	367,159

Total Short Term Investments (Cost $16,425,957)			16,424,513

TOTAL INVESTMENTS – 99.2%
(Cost $160,139,142)			167,135,859
Other assets less liabilities – 0.8%			1,272,304

NET ASSETS – 100.0%			$168,408,163

See Notes to Financial Statements.

SC SM PIMCO HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

AT	Austria
AU	Australia
BM	Bermuda
BR	Brazil
CA	Canada
DE	Germany
FR	France
GB	Great Britain
IE	Ireland
JE	Jersey
KY	Cayman Islands
LU	Luxembourg
MX	Mexico
NL	Netherlands
PR	Puerto Rico

*	Unless otherwise noted the issuer country code for all securities is United States.
**	Non-income producing security.
+	Amount is less than 0.05%.
(1)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.
(2)	Security is a “Step-up” bond where the coupon increases on a predetermined future date.
(3)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $42,084,897, representing 25.0% of net assets.
(4)	Zero-coupon bond.
(5)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.
(6)	Payment in-kind bond security which may pay interest in the form of additional bonds.
(7)	Interest rates represent annualized yield at date of purchase.
(8)	At the period end, securities (or portions thereof) with an aggregate market value of $279,977 and cash of $6,000 have been pledged to cover margin requirements for open centrally cleared swap contracts.

See Notes to Financial Statements.

SC SM PIMCO HIGH YIELD FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(9)	At the period end, open forward currency exchange contracts were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
Barclays Bank PLC	BRL	2,214,315	USD	1,132,526	8/2/12	36,864
Barclays Bank PLC	EUR	425,000	USD	532,103	9/14/12	(6,095)
Barclays Bank PLC	EUR	111,000	USD	138,736	9/14/12	(1,828)
Barclays Bank PLC	GBP	544,000	USD	846,826	9/12/12	(4,990)
Barclays Bank PLC	USD	27,055	CNY	170,584	2/1/13	(335)
Citibank NA	EUR	4,262,000	USD	5,317,442	9/14/12	(79,730)
JPMorgan Securities	USD	35,093	CNY	223,597	2/1/13	(68)
JPMorgan Securities	USD	93,328	GBP	60,000	9/12/12	622
Morgan Stanley & Co., LLC	EUR	81,000	USD	102,797	7/6/12	289

Net unrealized depreciation					(55,271)

BRL	—	Brazilian Real
CNY	—	Yuan Renminbi
EUR	—	Euro
GBP	—	Great British Pound
USD	—	United States Dollar

(10)	At the period end, open swap contracts were as follows:

OTC Credit Default Swap Contracts on Corporate Issues – Sell Protection (a)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation ($)
Goldman Sachs International	El Paso Corp.	5.00%	9/20/14	1.02%	500	44,001	(47,500)	91,501

Centrally Cleared Credit Default Swap Contracts on Credit Indices – Sell Protection (a)

Reference Entity	Fixed Deal Receive Rate	Expiration Date	Notional Amount (c) (000) ($)	Market Value (d) ($)	Unrealized Appreciation ($)
CDX.HY-16 5 Year Index	5.00%	6/20/16	4,560	(8,191)	265,409

OTC Credit Default Swap Contracts on Credit Indices – Sell Protection (a)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Expiration Date	Notional Amount (c) (000) ($)	Market Value(d) ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Depreciation ($)
Morgan Stanley Capital Services, LLC	CDX.HY-16 5 Year Index	5.00%	6/20/16	240	(431)	1,200	(1,631)

CDX.HY - Credit Derivatives Index – High Yield

See Notes to Financial Statements.

SC SM PIMCO HIGH YIELD FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of that particular agreement.
(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(d)	The quoted market prices and resulting values for credit default swap contracts on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of collateral pledged/(received) by the Fund in the form of cash or securities and the value of corresponding OTC financial derivative contracts as of June 30, 2012.

Counterparty	Collateral (Received) /Pledged ($)	Total Value of OTC Derivatives ($)	Net Exposures ($) (1)
Barclays Bank PLC	(260,000)	23,616	(236,384)
Citibank NA	—	(79,730)	(79,730)
Goldman Sachs International	—	44,001	44,001
JPMorgan Securities	—	554	554
Morgan Stanley & Co., LLC	—	289	289
Morgan Stanley Capital Services, LLC	—	(431)	(431)

(1)

Net exposure represents the net receivable/(payable) that would be due from/(to) the counterparty in the event of default. Please refer to the Notes to Financial Statements for more information regarding credit and counterparty risk.

See Notes to Financial Statements.

SC SM PIMCO HIGH YIELD FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(11)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Backed Securities	$—	$223,629	$—	$223,629
Collateralized Mortgage Obligations	—	2,108,988	—	2,108,988
Corporate Debt Obligations (a)	—	143,644,387	—	143,644,387
Foreign Government Obligations	—	1,651,381	—	1,651,381
Bank Loan Obligations (a)	—	3,022,270	—	3,022,270
Common Stocks
Multimedia	9,221	—	—	9,221
Pharmaceuticals	—	51,470	—	51,470

Total Common Stocks	9,221	51,470	—	60,691

Short Term Investments
U.S. Treasury Obligations	16,057,354	—	—	16,057,354
Mutual Funds	367,159	—	—	367,159

Total Short Term Investments	16,424,513	—	—	16,424,513

Total Investments	16,433,734	150,702,125	—	167,135,859

Financial Derivative Instruments
Forward Foreign Currency Exchange Contracts	—	37,775	—	37,775
Swap Contracts (a)	—	44,001	—	44,001

Total Financial Derivative Instruments	$—	$81,776	$—	$81,776

Liabilities
Financial Derivative Instruments Forward Foreign Currency Exchange Contracts	$—	$(93,046)	$—	$(93,046)
Swap Contracts (a)	—	(8,622)	—	(8,622)

Total Financial Derivative Instruments	$—	$(101,668)	$—	$(101,668)

†	See Note 2b in the Notes to Financial Statements for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

ASSET BACKED SECURITIES – 1.7%
Bear Stearns Asset Backed Securities Trust, Series 2006-SD3 5.50%, 8/25/36		$1,412	$999,865
Citibank Omni Master Trust, Series 2009-A14A, Class A14 2.99%, 8/15/18 (1)(2)		2,700	2,835,328
Countrywide Asset-Backed Certificates, Series 2006-2, Class 2A2 0.44%, 6/25/36 (1)		148	135,677
Duane Street CLO, Series 2005-1A, Class A 0.72%, 11/8/17 (1)(2)	KY	5,783	5,659,466
Galaxy CLO Ltd., Series 2005-4A, Class A1VB 0.75%, 4/17/17 (1)(2)	KY	674	666,151
Halcyon Structured Asset Management Long/Short CLO Ltd., Series 2007-1A, Class A1 0.69%, 8/7/21 (1)(2)	KY	2,000	1,951,208
Hillmark Funding, Series 2006-1A, Class A1 0.72%, 5/21/21 (1)(2)	KY	2,400	2,266,865
Pacifica CDO Ltd., Series 2005-5A, Class A1 0.73%, 1/26/20 (1)(2)	KY	4,017	3,908,106

Total Asset Backed Securities (Cost $17,591,593)			18,422,666

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.3%
Arran Residential Mortgages Funding PLC, Series 2010-1A, Class A2B 2.09%, 5/16/47 (1)(2)	GB	1,265	1,270,894

	Country Code*	Principal Amount (000)	Value

BCAP LLC, Series 2011-RR5, Class 12A1 5.53%, 3/26/37 (1)(2)		$100	$78,000
BCAP LLC, Series 2011-RR5, Class 9A1 5.25%, 5/26/37 (2)		3,292	2,715,659
Bear Stearns Alt-A Trust, Series 2005-4 2.88%, 5/25/35 (1)		150	118,746
Bear Stearns Alt-A Trust, Series 2006-1 2.82%, 2/25/36 (1)		152	68,346
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A 5.33%, 8/25/35 (1)		2,051	1,962,110
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-29, Class A1 5.75%, 12/25/35		1,684	1,473,936
Federal National Mortgage Association, Series 2005-75, Class FL 0.70%, 9/25/35 (1)		638	637,721
Federal National Mortgage Association, Series 2007-30, Class AF 0.56%, 4/25/37 (1)		313	312,232
First Horizon Asset Securities, Inc., Series 2005-AR4, Class 2A1 2.62%, 10/25/35 (1)		617	493,159
First Horizon Asset Securities, Inc., Series 2005-AR6, Class 4A1 5.41%, 2/25/36 (1)		468	431,070

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

Granite Master Issuer PLC, Series 2006-3, Class A5 0.49%, 12/20/54 (1)	GB	$2,426	$2,338,374
Granite Master Issuer PLC, Series 2006-4, Class A7 0.60%, 12/20/54 (1)	GB	1,773	1,708,812
Granite Mortgages PLC, Series 2003-3, Class 2A 1.12%, 1/20/44 (1)	GB	100	96,938
Granite Mortgages PLC, Series 2003-3, Class 3A 1.39%, 1/20/44 (1)	GB	107	103,651
Granite Mortgages PLC, Series 2004-3, Class 3A2 1.30%, 9/20/44 (1)	GB	632	607,851
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1 2.65%, 9/25/35 (1)		3,095	2,975,207
Harborview Mortgage Loan Trust, Series 2005-4 3.09%, 7/19/35 (1)		306	250,305
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A2 5.75%, 1/25/36		64	59,108
JP Morgan Mortgage Trust, Series 2007-A1 2.85%, 7/25/35 (1)		453	360,172
Master Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A2 2.60%, 7/25/35 (1)		1,089	820,469

	Country Code*	Principal Amount (000)	Value

MLCC Mortgage Investors, Inc., Series 2005-1, Class 2A5 2.33%, 4/25/35 (1)		$1,157	$1,038,440
MortgageIT Trust, Series 2005-5, Class A1 0.51%, 12/25/35 (1)		2,295	1,553,791
Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5 4.98%, 5/25/35 (3)		307	264,562
Wachovia Mortgage Loan Trust LLC, Series 2005-B, Class 2A4 2.70%, 10/20/35 (1)		2,800	2,218,125

Total Collateralized Mortgage Obligations (Cost $24,149,746)			23,957,678

COMMERCIAL MORTGAGE BACKED SECURITIES – 1.5%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4 5.89%, 11/15/44 (1)		5,000	5,797,515
European Loan Conduit, Series 25X, Class A 0.84%, 5/15/19 (1)	IE	65	54,627
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-CB7, Class A4 4.88%, 1/12/38 (1)		2,604	2,700,904
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3 4.07%, 11/15/43 (2)		1,000	1,091,130

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

Morgan Stanley Capital I, Series 2004-IQ8, Class A5 5.11%, 6/15/40 (1)		$600	$637,304
Opera Finance PLC, Series CSC3, Class A 1.24%, 4/25/17 (1)	GB	2,326	2,133,741
Titan Europe PLC, Series 2007-3X, Class A1 1.29%, 10/23/16 (1)	IE	4,089	3,536,904

Total Commercial Mortgage Backed Securities
(Cost $14,142,859)			15,952,125

CORPORATE DEBT OBLIGATIONS – 27.8%
AGRICULTURAL – 0.0% +
BAT International Finance PLC 9.50%, 11/15/18 (2)	GB	160	217,829

AUTOMOTIVE – 0.6%
Ford Motor Credit Co. LLC
5.63%, 9/15/15		1,300	1,412,913
5.88%, 8/2/21		300	333,752
7.00%, 4/15/15		1,900	2,111,620
8.70%, 10/1/14		400	455,379
12.00%, 5/15/15		1,400	1,739,500

			6,053,164

BANKS – 13.3%
Ally Financial, Inc.
0.00%, 6/15/15 (4)		3,500	2,957,500
7.50%, 9/15/20		300	337,125
8.30%, 2/12/15		2,400	2,616,000
American Express Bank, FSB 5.50%, 4/16/13		400	414,928
Australia & New Zealand Banking Group Ltd.
1.32%, 5/8/13 (1)	AU	1,200	1,200,509
2.13%, 1/10/14 (2)	AU	1,500	1,517,782
Banco Santander Brazil SA 2.57%, 3/18/14 (1)(2)	BR	1,000	962,406

	Country Code*	Principal Amount (000)	Value

Bank of America Corp.
5.65%, 5/1/18		$1,900	$2,031,657
5.75%, 12/1/17		300	320,159
6.00%, 9/1/17		1,100	1,187,105
Bank of China Hong Kong Ltd. 5.55%, 2/11/20 (2)	HK	100	108,008
Bank of India 6.25%, 2/16/21	IN	1,900	1,890,589
Bank of Montreal 2.85%, 6/9/15 (2)	CA	300	317,472
Bank of Nova Scotia 1.65%, 10/29/15 (2)	CA	500	511,217
Barclays Bank PLC
0.67%, 9/11/17 (1)	GB	13,400	13,065,000
2.38%, 1/13/14	GB	1,600	1,603,782
BBVA Bancomer SA Texas
4.50%, 3/10/16 (2)	MX	300	301,500
6.50%, 3/10/21 (2)	MX	600	606,000
7.25%, 4/22/20 (2)	MX	1,100	1,130,250
Bear Stearns Cos. LLC
5.30%, 10/30/15		100	108,516
7.25%, 2/1/18		4,100	4,901,665
BNP Paribas
1.37%, 1/10/14 (1)	FR	2,100	2,056,112
7.20%, 6/25/37 (1)(2)	FR	100	85,500
7.78%, 7/2/18 (1)	FR	127	113,768
BPCE SA 2.38%, 10/4/13 (2)	FR	200	196,360
CBA Capital Trust I 5.81%, 6/30/15 (2)		5,000	5,072,835
Citigroup Capital XXI 8.30%, 12/21/57 (1)		1,600	1,604,000
Citigroup, Inc.
3.63%, 11/30/17 (1)		1,012	858,008
4.88%, 5/7/15		1,000	1,025,804
5.50%, 4/11/13		700	719,794
5.50%, 10/15/14		400	423,508
5.63%, 8/27/12		5,300	5,331,752
8.50%, 5/22/19		200	247,006
Commonwealth Bank of Australia 0.89%, 7/12/13 (1)(2)	AU	1,600	1,606,050
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 6.88%, 3/19/20	NL	4,556	4,432,791

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

Credit Agricole SA
8.13%, 10/26/19 (1)	FR	$1,096	$754,263
8.38%, 10/31/19 (1)(2)	FR	2,300	1,891,750
Credit Suisse New York 2.20%, 1/14/14	CH	400	402,600
Dexia Credit Local
0.87%, 3/5/13 (1)(2)	FR	3,300	3,237,728
0.95%, 4/29/14 (1)(2)	FR	1,700	1,599,296
DNB Bank ASA 3.20%, 4/3/17 (2)	NO	300	303,426
Export Credit Bank of Turkey 5.88%, 4/24/19 (2)	TR	1,800	1,851,750
Fifth Third Bancorp 0.89%, 12/20/16 (1)		600	553,096
HBOS PLC 0.67%, 9/6/17 (1)	GB	17,800	12,816,000
6.75%, 5/21/18 (2)	GB	3,200	3,019,053
HSBC Bank PLC 2.00%, 1/19/14 (2)	GB	500	504,581
ICICI Bank Ltd. 5.75%, 11/16/20	IN	1,500	1,479,363
ICICI Bank Ltd./Bahrain 5.50%, 3/25/15	IN	1,400	1,433,615
ICICI Bank Ltd./Dubai 4.75%, 11/25/16 (2)	IN	3,700	3,666,774
Intesa Sanpaolo New York 2.38%, 12/21/12	IT	2,400	2,340,497
Intesa Sanpaolo SpA 2.87%, 2/24/14 (1)(2)	IT	1,100	1,032,920
Itau Unibanco Holding SA 6.20%, 4/15/20 (2)	BR	1,800	1,912,500
JP Morgan Chase & Co., Series I 7.90%, 4/30/18 (1)		300	328,887
JP Morgan Chase Bank NA 0.80%, 6/13/16 (1)		300	279,404
JP Morgan Chase Capital XXI, Series U 1.42%, 2/2/37 (1)		1,000	672,275
LBG Capital No.1 PLC
6.44%, 5/23/20	GB	1,012	807,388
7.87%, 12/17/19	GB	783	673,445

	Country Code*	Principal Amount (000)	Value

LBG Capital No.2 PLC
8.88%, 2/7/20	GB	$380	$337,888
9.13%, 7/15/20	GB	2,662	2,303,691
15.00%, 12/21/19	GB	470	563,814
Lloyds TSB Bank PLC 4.88%, 1/21/16	GB	1,500	1,574,754
Macquarie Bank Ltd. 4.10%, 12/17/13 (2)	AU	300	315,122
Merrill Lynch & Co., Inc.
0.97%, 5/30/14 (1)		127	120,590
6.88%, 4/25/18		200	223,787
Morgan Stanley
0.77%, 1/9/14 (1)		500	475,524
0.95%, 10/15/15 (1)		2,000	1,781,696
5.95%, 12/28/17		400	410,864
National Australia Bank Ltd.
1.19%, 4/11/14 (1)(2)	AU	4,500	4,502,209
1.42%, 7/25/14 (1)(2)	AU	600	603,295
Nordea Bank AB
2.13%, 1/14/14 (2)	SE	200	200,325
4.88%, 1/27/20 (2)	SE	1,800	1,949,458
Nordea Eiendomskreditt A/S 0.89%, 4/7/14 (1)(2)	NO	2,000	1,997,794
Northern Rock Asset Management PLC 5.63%, 6/22/17 (2)	GB	1,300	1,408,127
Royal Bank of Scotland Group PLC
5.00%, 10/1/14	GB	100	100,379
6.99%, 10/5/17 (1)(2)	GB	200	154,000
Santander UK PLC 1.02%, 10/10/17 (1)	GB	3,543	2,630,161
Santander US Debt SA Unipersonal
2.99%, 10/7/13 (2)	ES	1,800	1,730,810
7.30%, 7/27/19 (1)	ES	1,410	1,155,822
Scotland International Finance No. 2 BV 4.25%, 5/23/13 (2)	NL	1,200	1,199,550
Societe Generale
5.92%, 4/5/17 (1)(2)	FR	400	271,641
7.76%, 5/22/13 (1)	FR	5,062	3,923,048
State Bank of India/London 4.50%, 7/27/15 (2)	IN	1,000	1,016,742

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

State Street Capital Trust IV 1.47%, 6/15/37 (1)		$200	$144,375
Sumitomo Mitsui Banking Corp. 1.95%, 1/14/14 (2)	JP	2,200	2,222,561
Turkiye Garanti Bankasi AS 2.97%, 4/20/16 (1)(2)	TR	300	276,750
UBS Preferred Funding Trust V 6.24%, 5/15/16 (1)		2,800	2,632,000
USB Capital IX 3.50%,8/17/12 (1)		1,000	769,700
Westpac Banking Corp.
1.19%, 3/31/14 (1)(2)	AU	2,200	2,200,757
3.59%, 8/14/14 (2)	AU	300	316,356

			142,936,659

CHEMICALS – 0.2%
Braskem SA 5.75%, 4/15/21 (2)	KY	2,200	2,260,500
The Dow Chemical Co. 6.00%, 10/1/12		100	101,206

			2,361,706

DIVERSIFIED – 0.2%
Noble Group Ltd.
4.88%, 8/5/15 (2)	BM	1,000	1,000,000
6.75%, 1/29/20	BM	1,000	965,000

			1,965,000

ELECTRIC UTILITIES – 0.7%
CMS Energy Corp. 5.05%, 2/15/18		1,000	1,068,898
Comision Federal de Electricidad 4.88%, 5/26/21 (2)	MX	5,100	5,508,000
Entergy Corp. 3.63%, 9/15/15		1,000	1,027,976

			7,604,874

FINANCIALS – 5.3%
American Express Co.
4.88%, 7/15/13		500	519,967
7.00%, 3/19/18		3,400	4,208,472
American Express Credit Corp. 5.13%, 8/25/14		4,200	4,537,172

	Country Code*	Principal Amount (000)	Value

Banque PSA Finance 2.37%, 4/4/14 (1)(2)	FR	$1,200	$1,167,096
General Electric Capital Corp.
6.38%, 11/15/67 (1)		1,700	1,770,125
General Electric Capital Corp., Series A
6.15%, 8/7/37		100	118,142
7.13%, 6/15/22 (1)		1,000	1,056,460
General Electric Capital Services, Inc. 7.50%, 8/21/35		4,000	5,417,684
International Lease Finance Corp.
5.75%, 5/15/16		200	202,916
6.38%, 3/25/13		2,000	2,042,500
6.75%, 9/1/16 (2)		400	430,000
SLM Corp.
6.25%, 1/25/16		200	210,000
SLM Corp., Series A
0.77%, 1/27/14 (1)		500	477,627
5.00%, 10/1/13		5,700	5,871,000
5.38%, 1/15/13		130	132,436
8.00%, 3/25/20		1,100	1,204,500
8.45%, 6/15/18		2,300	2,576,000
Springleaf Finance Corp.
3.25%, 1/16/13		10,883	10,397,898
4.88%, 7/15/12		4,500	4,488,750
Sydney Airport Finance Co., Pty Ltd. 5.13%, 2/22/21 (2)	AU	100	106,933
The Goldman Sachs Group, Inc.
0.92%, 3/22/16 (1)		600	542,924
3.30%, 5/3/15		200	199,972
5.95%, 1/18/18		6,800	7,277,959
6.15%, 4/1/18		1,100	1,192,488
6.25%, 9/1/17		700	761,088

			56,910,109

FOOD, BEVERAGES & RESTAURANTS – 0.2%
Pernod-Ricard SA 5.75%, 4/7/21 (2)	FR	1,500	1,693,376
Tate & Lyle International Finance PLC 6.63%, 6/15/16 (2)	GB	500	567,918

			2,261,294

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

HEALTH CARE – 0.4%
HCA, Inc. 7.88%, 2/15/20		$4,000	$4,440,000

INSURANCE – 1.8%
American International Group, Inc.
0.92%, 7/19/13 (1)		10,124	9,946,824
5.05%, 10/1/15		100	106,138
5.45%, 5/18/17		100	108,559
5.85%, 1/16/18		200	221,105
8.25%, 8/15/18		1,000	1,207,187
Ohio National Financial Services, Inc. 6.38%, 4/30/20 (2)		5,100	5,738,392
Pacific LifeCorp. 6.00%, 2/10/20 (2)		1,300	1,418,999
The Dai-ichi Life Insurance Co., Ltd. 7.25%, 7/25/21 (1)(2)	JP	600	632,918
The Hartford Financial Services Group, Inc. 8.13%, 6/15/38 (1)		300	314,250

			19,694,372

INVESTMENT COMPANIES – 0.6%
FIH Erhvervsbank A/S 0.84%, 6/13/13 (1)(2)	DK	6,500	6,500,878
Temasek Financial I Ltd. 4.30%, 10/25/19 (2)	SG	300	335,631

			6,836,509

METALS & MINING – 0.8%
CSN Resources SA 6.50%, 7/21/20 (2)	LU	1,400	1,516,620
Gerdau Holdings, Inc. 7.00%, 1/20/20 (2)		1,700	1,895,500
Gerdau Trade, Inc. 5.75%, 1/30/21 (2)	VG	2,700	2,798,550
GTL Trade Finance, Inc. 7.25%, 10/20/17 (2)	VG	1,400	1,561,000
Vale Overseas Ltd. 6.88%, 11/10/39	KY	300	350,513

			8,122,183

OIL & GAS – 1.2%
Gazprom OAO 9.63%, 3/1/13	DE	2,400	2,514,360

	Country Code*	Principal Amount (000)	Value

Novatek Finance Ltd. 5.33%, 2/3/16 (2)	IE	$200	$208,024
Petrobras International Finance Co. 7.88%, 3/15/19	KY	2,900	3,527,403
Petroleos Mexicanos
5.50%, 6/27/44 (2)	MX	200	204,500
6.50%, 6/2/41	MX	2,900	3,385,750
Ras Laffan Liquefied Natural Gas Co. Ltd. III 6.75%, 9/30/19	QA	1,200	1,436,753
Reliance Holdings USA 4.50%, 10/19/20		1,900	1,785,590
Transocean, Inc. 4.95%, 11/15/15	KY	100	107,667

			13,170,047

RETAIL – 0.0% +
CVS Pass-through Trust 6.94%, 1/10/30		90	106,644

SAVINGS & LOANS – 0.1%
Nationwide Building Society 6.25%, 2/25/20 (2)	GB	600	647,239

SPECIAL PURPOSE BANKS – 0.2%
The Export-Import Bank of Korea
5.13%, 6/29/20	KR	300	334,582
5.88%, 1/14/15	KR	900	983,983
8.13%, 1/21/14	KR	400	436,667

			1,755,232

SPECIAL PURPOSE ENTITIES – 0.6%
IPIC GMTN Ltd. 5.00%, 11/15/20	KY	1,200	1,281,000
MUFG Capital Finance 5 Ltd. 6.30%, 1/25/17 (1)	KY	2,036	2,076,716
Odebrecht Drilling VIII/IX Ltd. 6.35%, 6/30/21 (2)	KY	2,254	2,361,065
Vnesheconombank Veb Finance Ltd. 5.45%, 11/22/17 (2)	IE	200	206,898

			5,925,679

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

TELECOMMUNICATIONS – 0.3%
Deutsche Telekom International Finance BV 6.50%, 4/8/22	NL	$2,976	$3,569,265

TRANSPORTATION – 0.7%
Asciano Finance Ltd. 5.00%, 4/7/18 (2)	AU	5,100	5,327,302
DP World Ltd. 6.25%, 7/2/17 (2)	KY	1,900	2,052,000
Ryder System, Inc. 6.00%, 3/1/13		400	411,721

			7,791,023

UTILITIES – 0.6%
Centrais Eletricas Brasileiras SA 6.88%, 7/30/19 (2)	BR	1,600	1,862,080
Nakilat, Inc. 6.07%, 12/31/33	MH	2,800	3,115,000
NRG Energy, Inc. 8.25%, 9/1/20		700	724,500
The AES Corp. 7.38%, 7/1/21 (2)		200	222,500

			5,924,080

Total Corporate Debt Obligations (Cost $297,631,960)			298,292,908

FOREIGN GOVERNMENT AGENCY OBLIGATIONS – 0.9%
Banco Nacional de Desenvolvimento Economico e Social 4.13%, 9/15/17 (2)	BR	253	262,465
Canada Housing Trust No. 1
3.35%, 12/15/20 (2)	CA	1,768	1,935,994
3.80%, 6/15/21 (2)	CA	688	778,141
Korea Housing Finance Corp. 4.13%,12/15/15 (2)	KR	3,500	3,702,814
Societe Financement de l’Economie Francaise
0.67%, 7/16/12 (1)(2)	FR	1,000	1,000,080

	Country Code*	Principal Amount (000)	Value

3.38%, 5/5/14 (2)	FR	$2,100	$2,181,812

Total Foreign Government Agency Obligations (Cost $9,400,919)			9,861,306

FOREIGN GOVERNMENT OBLIGATIONS – 8.6%
Mexican Bonos
6.25%, 6/16/16	MX	817	859,313
6.50%, 6/10/21	MX	2,324	2,513,427
6.50%, 6/9/22	MX	825	890,979
10.00%, 12/5/24	MX	3,838	5,377,879
Mexico Cetes 0.00%, 8/23/12 (4)	MX	20,015	19,881,739
Province of Ontario Canada
1.60%, 9/21/16	CA	18,400	18,731,549
3.00%, 7/16/18	CA	400	429,607
3.15%, 6/2/22	CA	4,518	4,665,876
4.00%, 6/2/21	CA	786	870,351
4.20%, 6/2/20	CA	13,948	15,650,824
4.30%, 3/8/17	CA	393	435,961
4.40%, 4/14/20	CA	2,900	3,371,346
4.60%, 6/2/39	CA	295	353,043
4.70%, 6/2/37	CA	1,277	1,535,369
Province of Quebec Canada
3.50%, 7/29/20	CA	900	990,000
3.50%, 12/1/22	CA	8,742	9,197,482
4.25%, 12/1/21	CA	982	1,100,442
4.50%, 12/1/17	CA	491	552,947
4.50%, 12/1/18	CA	589	668,062
4.50%, 12/1/20	CA	98	111,990
Russian Foreign Bond 7.50%, 3/31/30 (3)	RU	2,737	3,286,015

Total Foreign Government Obligations (Cost $88,065,002)			91,474,201

MUNICIPAL BONDS – 3.9%
Acalanes Union High School District, Series 2008-B 0.00%, 8/1/46 (4)		4,600	498,640
California Infrastructure & Economic Development Bank 6.49%, 5/15/49		1,000	1,222,390

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

California State University 6.43%, 11/1/30		$200	$236,640
City of New York, NY
5.00%, 8/1/35		4,700	5,251,592
6.25%, 6/1/35		3,800	4,355,750
City of Newport Beach, California Certificates of Participation 7.17%, 7/1/40		2,300	2,704,041
Contra Costa, California Community College District 6.50%, 8/1/34		1,600	1,961,616
County of Clark, NV 6.82%, 7/1/45		300	410,565
County of Fresno CA, Series A 0.00%, 8/15/28 (4)		2,200	897,160
Irvine Ranch Water District, California 6.62%, 5/1/40		3,700	5,176,522
Long Beach Unified School District, Series 2008-B 0.00%, 8/1/34 (4)		2,400	798,240
Los Angeles Unified School District, California 6.76%, 7/1/34		200	259,064
Metropolitan Government of Nashville & Davidson County, Tennessee, Water and Sewer Revenue 6.57%, 7/1/37		3,700	4,838,046
Metropolitan Transportation Authority 7.34%, 11/15/39		1,100	1,609,894
New Jersey Economic Development Authority 1.47%, 6/15/13 (1)		1,300	1,301,248
New York State Thruway Authority 5.88%, 4/1/30		1,000	1,276,950

	Country Code*	Principal Amount (000)	Value

Pasadena, California Public Financing Authority 7.15%, 3/1/43		$1,400	$1,857,856
Philadelphia Authority for Industrial Development 0.00%, 4/15/23 (4)		3,000	1,460,790
State of California
7.60%, 11/1/40		500	650,160
7.63%, 3/1/40		1,000	1,292,840
7.95%, 3/1/36		400	473,296
State of Louisiana 3.00%, 5/1/43 (1)		400	400,752
State of Washington 5.00%, 6/1/41		2,300	2,548,952

Total Municipal Bonds (Cost $34,371,784)			41,483,004

U.S. GOVERNMENT AGENCY OBLIGATIONS – 44.6%
Federal Home Loan Mortgage Corp.
1.00%, 3/8/17		5,500	5,529,749
1.00%, 6/29/17		6,500	6,515,814
1.25%, 5/12/17		1,100	1,114,538
1.75%, 5/30/19		2,800	2,863,896
2.38%, 1/13/22		900	923,629
3.75%, 3/27/19		400	462,012
4.50%, 2/1/39		77	84,704
4.50%, 4/1/39		434	463,588
4.50%, 1/1/40		531	567,275
4.50%, 2/1/41		195	209,027
5.50%, 8/23/17		300	367,507
5.50%, 3/1/37		625	680,895
5.50%, 4/1/37		83	90,589
5.50%, 7/1/37		258	280,271
5.50%, 8/1/37		120	130,391
5.50%, 7/1/38		386	420,548
5.50%, 8/1/38		309	335,872
5.50%, 1/1/40		78	84,658
Federal National Mortgage Association
1.13%, 4/27/17		3,800	3,835,667
1.25%, 1/30/17		5,600	5,688,273
1.38%, 11/15/16		6,000	6,141,030
3.00%, 3/1/27		5	4,738
3.00%, TBA (5)		42,000	44,001,560
3.33%, 11/1/21		396	426,369
3.50%, 9/1/20		458	483,805
3.50%, 10/1/20		425	449,659
3.50%, 8/1/25		102	107,814

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

3.50%, 9/1/25		$5,647	$5,973,035
3.50%, 10/1/25		2,620	2,771,593
3.50%, 11/1/25		817	864,475
3.50%, 12/1/25		574	607,479
3.50%, 1/1/26		7,081	7,490,555
3.50%, 2/1/26		5,373	5,683,519
3.50%, 6/1/26		638	674,446
3.50%, 7/1/26		210	221,978
3.50%, 8/1/26		302	319,098
3.50%, 9/1/26		1,121	1,185,606
3.50%, 10/1/26		307	324,712
3.50%, 11/1/26		1,022	1,080,795
3.50%, 12/1/26		292	309,305
3.50%, TBA (5)		30,000	31,622,344
4.00%, 11/1/24		2,474	2,632,431
4.00%, 8/1/39		143	152,210
4.00%, 12/1/39		2,110	2,247,886
4.00%, 10/1/40		795	847,906
4.00%, 11/1/40		6,996	7,457,348
4.00%, 12/1/40		465	495,146
4.00%, 1/1/41		1,046	1,114,810
4.00%, 2/1/41		6,367	6,787,539
4.00%, 3/1/41		2,611	2,783,773
4.00%, 4/1/41		1,211	1,292,093
4.00%, 7/1/41		1,202	1,281,609
4.00%, 8/1/41		1,611	1,717,970
4.00%, 10/1/41		11,135	11,873,663
4.00%, 11/1/41		4,357	4,645,771
4.00%, 1/1/42		598	637,848
4.00%, TBA (5)		28,000	29,795,782
4.50%, 7/1/35		45	48,248
4.50%, 8/1/35		73	78,371
4.50%, 6/1/38		93	100,032
4.50%, 1/1/39		750	804,971
4.50%, 2/1/39		686	735,916
4.50%, 3/1/39		1,286	1,380,319
4.50%, 4/1/39		17	18,386
4.50%, 5/1/39		826	886,906
4.50%, 6/1/39		455	488,589
4.50%, 10/1/39		877	940,770
4.50%, 11/1/39		8,614	9,244,395
4.50%, 1/1/40		517	555,300
4.50%, 7/1/40		800	861,005
4.50%, 8/1/40		111,853	120,036,711
4.50%, 9/1/40		489	526,280
4.50%, 10/1/40		2,236	2,406,111
4.50%, 11/1/40		845	909,589
4.50%, 4/1/41		247	266,338
4.50%, 5/1/41		35,909	38,714,613

	Country Code*	Principal Amount (000)	Value

4.50%, 6/1/41		$401	$433,121
4.50%, 6/1/42		110	118,883
4.50%, TBA (5)		12,000	12,862,499
5.00%, 2/13/17		300	355,084
5.00%, 5/11/17		200	238,230
5.00%, 3/1/36		838	911,834
5.00%, 4/1/38		55	59,442
5.00%, 6/1/38		76	81,883
5.00%, 7/1/38		17	18,275
5.00%, 1/1/39		133	144,176
5.00%, 7/1/40		6,655	7,237,559
5.00%, 6/1/41		857	932,076
5.00%, TBA (5)		2,000	2,164,375
5.25%, 9/15/16		100	118,251
5.38%, 7/15/16		1,600	1,890,934
5.38%, 6/12/17		200	242,317
5.50%, 6/1/33		8	8,933
5.50%, 8/1/33		31	34,271
5.50%, 2/1/34		8	8,824
5.50%, 4/1/34		78	85,842
5.50%, 6/1/34		7	8,196
5.50%, 4/1/35		14	15,536
5.50%, 3/1/36		259	283,005
5.50%, 4/1/36		14	14,886
5.50%, 8/1/36		8	8,981
5.50%, 11/1/36		594	648,665
5.50%, 12/1/36		6	6,646
5.50%, 5/1/37		12	13,395
5.50%, 11/1/37		1,244	1,357,680
5.50%, 1/1/38		1,903	2,076,372
5.50%, 2/1/38		1,271	1,387,071
5.50%, 4/1/38		780	851,162
5.50%, 5/1/38		721	786,934
5.50%, 7/1/41		940	1,025,618
5.50%, 9/1/41		792	864,491
5.50%, TBA (5)		6,000	6,544,687
6.00%, 8/1/36		212	233,504
6.00%, 9/1/36		37	40,987
6.00%, 10/1/36		10	10,857
6.00%, 12/1/36		124	136,503
6.00%, 1/1/37		102	112,824
6.00%, 4/1/37		160	176,332
6.00%, 5/1/37		34	37,898
6.00%, 6/1/37		9,647	10,630,904
6.00%, 8/1/37		503	554,453
6.00%, 9/1/37		1,144	1,261,421
6.00%, 10/1/37		598	658,342
6.00%, 11/1/37		900	992,078
6.00%, 12/1/37		3,452	3,803,176

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

6.00%, 1/1/38		$889	$978,557
6.00%, 2/1/38		353	389,698
6.00%, 3/1/38		306	336,006
6.00%, 4/1/38		97	106,499
6.00%, 5/1/38		27	30,170
6.00%, 6/1/38		293	322,634
6.00%, 8/1/38		646	712,303
6.00%, 9/1/38		11,966	13,160,265
6.00%, 10/1/38		156	170,784
6.00%, 11/1/38		283	311,118
6.00%, 12/1/38		541	596,160
6.00%, 1/1/39		12	13,683
6.00%, 3/1/39		29	32,293
6.00%, 7/1/39		53	58,069
6.00%, 9/1/39		135	149,123
6.00%, 10/1/39 (5)		319	350,716
6.00%, 4/1/40		215	236,751
6.00%, 7/1/40 (5)		328	362,636
6.50%, 9/1/37		1,313	1,482,945

Total U.S. Government Agency Obligations
(Cost $470,661,781)			478,449,276

U.S. TREASURY OBLIGATIONS – 23.2%
U.S. Treasury Bonds
3.00%, 5/15/42		1,300	1,361,547
3.13%, 11/15/41		800	860,000
U.S. Treasury Inflation Indexed Bonds
0.13%, 4/15/16		521	542,433
0.13%, 1/15/22		2,744	2,903,777
0.63%, 7/15/21		8,983	10,004,469
0.75%, 2/15/42		4,785	5,019,708
1.13%, 1/15/21 (6)		11,148	12,828,930
1.25%, 7/15/20		5,169	6,001,820
1.38%, 1/15/20		9,043	10,513,974
1.75%, 1/15/28		3,734	4,678,017
2.00%, 1/15/26		9,853	12,573,619
2.38%, 1/15/25		2,441	3,214,709
2.38%, 1/15/27 (6)		6,274	8,419,534
2.50%, 1/15/29 (7)		4,286	5,948,105
U.S. Treasury Notes
0.63%, 5/31/17 (6)(7)(8)		55,600	55,343,740
0.75%, 6/30/17 (6)		15,700	15,715,951
0.88%, 4/30/17		900	906,820
1.00%, 3/31/17 (5)		42,000	42,577,500
1.00%, 6/30/19		3,500	3,472,109
1.13%, 5/31/19		14,500	14,522,649

	Country Code*	Principal Amount (000)	Value

1.25%, 4/30/19		$3,300	$3,336,610
1.38%, 11/30/18		2,400	2,454,749
1.38%, 12/31/18		10,800	11,041,315
1.50%, 8/31/18 (6)		10,000	10,317,970
3.38%, 11/15/19		3,600	4,165,031

Total U.S. Treasury Obligations
(Cost $240,309,089)			248,725,086

		Shares
CONVERTIBLE PREFERRED STOCKS – 0.0%+
BANKS – 0.0%+
Wells Fargo & Co., Series L 7.50%, 12/31/49 (Cost $129,360)		200	225,000

PREFERRED STOCKS – 0.1%
BANKS – 0.1%
Citigroup, Inc., Series 1 6.15%, 12/15/12 (Cost $1,202,176)		244,000	912,267

		Principal Amount (000)
SHORT TERM INVESTMENTS – 1.4%
CERTIFICATES OF DEPOSIT – 1.1%
BANKS – 1.1%
Abbey National Treasury Services PLC 1.82%, 6/10/13 (1)	GB	$2,500	2,452,725
Banco do Brasil SA 0.00%, 8/17/12 (4)	BR	3,800	3,796,208
Itau Unibanco SA New York 1.62%, 11/5/12	BR	5,800	5,767,549

Total Certificates of Deposit
(Cost $12,063,728)			12,016,482

U.S. TREASURY OBLIGATIONS (9) – 0.2%
U.S. Treasury Bills
0.01%, 11/8/12 (6)(7)(8)		519	518,782
0.01%, 11/23/12 (7)		58	57,972

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Country Code*	Principal Amount (000)	Value

0.08%, 8/2/12 (6)		$150	$149,989
0.19%, 5/2/13 (6)		270	269,573
0.21%, 6/27/13		700	698,568

Total U.S. Treasury Obligations
(Cost $1,694,858)			1,694,884

		Shares
MUTUAL FUNDS – 0.1%
State Street Institutional U.S. Government Money Market Fund, 0.04% (Cost $1,624,730)		1,624,730	1,624,730

Total Short Term Investments
(Cost $15,383,316)			15,336,096

Value

TOTAL INVESTMENTS – 116.0%
(Cost $1,213,039,585)	$1,243,091,613
Liabilities in excess of other assets – (16.0)%	(171,105,821)

NET ASSETS – 100.0%	$1,071,985,792

TBA	To Be Announced. Securities are purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. At the period end, total market value of the TBA securities amounts to $126,991,247 which represents approximately 11.8% of net assets. At the period end, the broker delivered cash of $1,165,000 to the Fund as collateral.

AU	Australia
BM	Bermuda
BR	Brazil
CA	Canada
CH	Switzerland
DE	Germany
DK	Denmark
ES	Spain
FR	France
GB	Great Britain
HK	Hong Kong
IE	Ireland
IN	India
IT	Italy
JP	Japan
KR	Korea, Republic of
KY	Cayman Islands
LU	Luxembourg
MH	Marshall Islands
MX	Mexico
NL	Netherlands
NO	Norway
QA	Qatar
RU	Russia

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

SE	Sweden
SG	Singapore
TR	Turkey
VG	British Virgin Islands

*	Unless otherwise noted the issuer country code for all securities is United States.
+	Amount is less than 0.05%.
(1)	Variable rate security. The interest rate shown reflects the rate in effect at the period end.
(2)	Eligible for resale under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $132,546,516, representing 12.4% of net assets.
(3)	Security is a “Step-up” bond where the coupon increases on a predetermined future date.
(4)	Zero-coupon bond.
(5)	Security (or a portion thereof) has been purchased on a delayed delivery or when-issued basis.
(6)	At the period end, securities (or portions thereof) with an aggregate market value of $1,914,760 have been pledged as collateral for open OTC swap and swaptions contracts.
(7)	Securities (or portions thereof) with an aggregate market value of $1,141,391 and cash of $28,000 have been pledged to cover margin requirements for open futures contracts.
(8)	At the period end, securities (or portions thereof) with an aggregate market value of $1,992,306 and cash of $104,000 have been pledged to cover margin requirements for open centrally cleared swap contracts.
(9)	Interest rates represent annualized yield at date of purchase.
(10)	At the period end, open futures contracts were as follows:

Type	Description	Expiration Date	Contracts	Unrealized Appreciation ($)
Long	90-Day Eurodollar June Futures	6/15/15	108	24,548
Long	90-Day Eurodollar March Futures	3/16/15	199	69,000
Long	90-Day Eurodollar September Futures	9/14/15	28	17,110
Short	German Euro-Bund September Futures	9/6/12	6	2,335
Long	U.S. Treasury 10 Year Note September Futures	9/19/12	759	439,067

Net unrealized appreciation				552,060

(11)	At the period end, open forward foreign currency exchange contracts were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
Barclays Bank PLC	CAD	38,351,000	USD	37,310,050	9/20/12	(294,182)
Barclays Bank PLC	CNY	35,096,807	USD	5,561,212	2/1/13	63,565
Barclays Bank PLC	GBP	11,383,000	USD	17,719,518	9/12/12	(104,416)
Barclays Bank PLC	IDR	1,640,000,000	USD	175,871	7/2/12	1,264
Barclays Bank PLC	INR	74,280,000	USD	1,439,814	7/12/12	111,917
Barclays Bank PLC	MXN	100,079,039	USD	7,074,373	8/15/12	(397,515)
Barclays Bank PLC	USD	695,180	EUR	530,000	7/16/12	(24,399)
Barclays Bank PLC	USD	778,115	EUR	600,000	7/16/12	(18,740)
Barclays Bank PLC	USD	172,868	IDR	1,640,000,000	7/2/12	1,739
Citibank NA	EUR	33,622,000	USD	41,948,152	9/14/12	(628,970)
Citibank NA	EUR	100,000	USD	126,958	9/14/12	323
Citibank NA	USD	1,000,000	CNY	6,313,000	2/1/13	(11,117)

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

Counterparty (Continued)	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation / (Depreciation) ($)
Citibank NA	USD	2,241	SGD	2,802	8/3/12	(30)
Deutsche Bank AG (London)	INR	25,460,000	USD	500,000	7/12/12	44,854
Deutsche Bank AG (London)	USD	4,044,312	CNY	25,628,807	2/1/13	(29,756)
Goldman Sachs International	IDR	150,760,000	USD	16,202	7/2/12	151
Goldman Sachs International	JPY	103,069,000	USD	1,286,316	9/10/12	(4,355)
Goldman Sachs International	JPY	55,620,000	USD	697,509	9/10/12	1,013
Goldman Sachs International	USD	500,000	CNY	3,155,000	2/1/13	(5,793)
Goldman Sachs International	USD	15,891	IDR	150,760,000	7/2/12	160
HSBC Bank PLC	IDR	3,397,000,000	USD	367,243	7/2/12	5,572
HSBC Bank PLC	IDR	7,084,000,000	USD	758,499	7/2/12	4,280
HSBC Bank PLC	IDR	6,951,510,000	USD	732,741	7/2/12	(7,372)
HSBC Bank PLC	MXN	11,811,213	USD	838,347	8/15/12	(43,477)
HSBC Bank PLC	MXN	2,757,200	USD	200,000	8/15/12	(5,852)
HSBC Bank PLC	MXN	1,376,530	USD	100,000	8/15/12	(2,772)
HSBC Bank PLC	USD	1,929,442	IDR	17,432,510,000	7/2/12	(73,439)
JPMorgan Securities	IDR	5,160,750,000	USD	548,433	7/2/12	(1,022)
JPMorgan Securities	INR	20,356,000	USD	400,000	7/12/12	36,098
JPMorgan Securities	INR	15,400,000	USD	302,875	7/12/12	27,571
JPMorgan Securities	INR	20,445,000	USD	401,670	7/12/12	36,176
JPMorgan Securities	JPY	96,250,000	USD	1,197,959	9/10/12	(7,322)
JPMorgan Securities	USD	543,981	IDR	5,160,750,000	7/2/12	5,473
JPMorgan Securities	USD	3,355,013	INR	155,941,000	7/12/12	(567,269)
JPMorgan Securities	USD	30,408	MXN	424,839	8/15/12	1,311
JPMorgan Securities	USD	561,882	MXN	7,344,919	8/15/12	(13,511)
Morgan Stanley & Co., LLC	MXN	2,755,600	USD	200,000	8/15/12	(5,733)
Morgan Stanley & Co., LLC	MXN	2,753,700	USD	200,000	8/15/12	(5,591)
Morgan Stanley & Co., LLC	MXN	2,756,800	USD	200,000	8/15/12	(5,822)
Morgan Stanley & Co., LLC	MXN	11,663,888	USD	838,465	8/15/12	(32,359)
Morgan Stanley & Co., LLC	MXN	2,741,783	USD	190,746	8/15/12	(13,955)
Morgan Stanley & Co., LLC	MXN	2,755,500	USD	200,000	8/15/12	(5,725)
Morgan Stanley & Co., LLC	MXN	264,082,838	USD	18,975,558	8/23/12	(725,758)
Royal Bank of Scotland PLC	USD	108,868	GBP	70,000	9/12/12	741

Net unrealized depreciation						(2,694,044)

CAD	—	Canadian Dollar
CNY	—	Yuan Renminbi
EUR	—	Euro
GBP	—	Great British Pound
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
SGD	—	Singapore Dollar
USD	—	United States Dollar

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(12)	At the period end, open written option contracts were as follows:

OTC Inflation Floor Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount (000) ($)	Value ($)
Floor - OTC CPURNSA Index	Citibank NA	216.687	Maximum of [1-(Index Final/Index Initial)] or $0	4/7/20	2,100	3,268
Floor - OTC CPURNSA Index	Citibank NA	217.965	Maximum of [1-(Index Final/Index Initial)] or $0	9/29/20	1,300	2,515
Floor - OTC CPURNSA Index	Deutsche Bank AG	215.949	Maximum of [1-(Index Final/Index Initial)] or $0	3/10/20	1,000	2,147

Written inflation floor options (Premium received, $42,970)					4,400	7,930

Options on Exchange-Traded Futures Contracts

Type	Description	Expiration Date	Strike Price ($)	Number of Contracts	Value ($)
Put	U.S. Treasury 10 Year Note August Futures	8/24/12	131.000	76	21,375
Call	U.S. Treasury 10 Year Note August Futures	8/24/12	136.000	76	14,250

Written option contracts (Premium received, $39,237)				152	35,625

OTC Interest Rate Swaptions

Type	Description	Counterparty	Pay/ Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Put	OTC -5 Year Interest Rate Swap	Bank of America NA	Pay	3-Month USD-LIBOR	1.70%	8/13/12	4,600	51
Put	OTC -1 Year Interest Rate Swap	Bank of America NA	Pay	3-Month USD-LIBOR	2.25%	5/28/13	13,700	1,800
Put	OTC -2 Year Interest Rate Swap	Bank of America NA	Pay	3-Month USD-LIBOR	2.25%	9/24/12	7,100	1
Put	OTC -2 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	0.92%	11/14/12	3,900	1,440
Put	OTC -5 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	1.55%	8/13/12	8,600	390
Put	OTC -5 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	1.70%	8/13/12	45,800	504
Put	OTC -2 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	2.25%	9/24/12	800	—
Put	OTC -5 Year Interest Rate Swap	Citibank NA	Pay	3-Month USD-LIBOR	3.25%	7/16/12	5,000	1
Put	OTC -3 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	1.00%	8/13/12	4,000	162
Put	OTC -2 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	1.20%	7/11/13	10,500	13,134
Put	OTC -5 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	1.55%	8/13/12	44,900	2,034

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS (Continued) June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(Continued) Type	Description	Counterparty	Pay/ Receive Floating Rate	Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000) ($)	Value ($)
Put	OTC -5 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	1.70%	8/13/12	31,800	350
Put	OTC -5 Year Interest Rate Swap	Deutsche Bank AG	Pay	3-Month USD-LIBOR	2.00%	3/18/13	5,200	9,886
Put	OTC -1 Year Interest Rate Swap	Goldman Sachs Bank	Pay	3-Month USD-LIBOR	1.00%	11/19/12	10,700	1,400
Put	OTC -5 Year Interest Rate Swap	Goldman Sachs Bank	Pay	3-Month USD-LIBOR	1.70%	8/13/12	2,200	24
Put	OTC -2 Year Interest Rate Swap	Goldman Sachs Bank	Pay	3-Month USD-LIBOR	2.25%	9/24/12	6,700	1
Put	OTC -2 Year Interest Rate Swap	Morgan Stanley Capital Services, LLC	Pay	3-Month USD-LIBOR	0.92%	11/14/12	27,100	10,005
Call	OTC -5 Year Interest Rate Swap	Morgan Stanley Capital Services, LLC	Receive	3-Month USD-LIBOR	1.40%	3/18/13	5,600	88,151
Put	OTC -5 Year Interest Rate Swap	Morgan Stanley Capital Services, LLC	Pay	3-Month USD-LIBOR	1.40%	3/18/13	5,600	34,934
Put	OTC -5 Year Interest Rate Swap	Morgan Stanley Capital Services, LLC	Pay	3-Month USD-LIBOR	1.55%	8/13/12	5,800	263
Put	OTC -2 Year Interest Rate Swap	Morgan Stanley Capital Services, LLC	Pay	3-Month USD-LIBOR	2.25%	9/24/12	3,500	—
Put	OTC -10 Year Interest Rate Swap	Morgan Stanley Capital Services, LLC	Pay	3-Month USD-LIBOR	10.00%	7/10/12	2,000	—
Put	OTC -5 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	1.35%	8/13/12	9,600	2,331
Put	OTC -5 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	1.55%	8/13/12	2,200	100
Put	OTC -5 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	1.70%	8/13/12	18,000	198
Put	OTC -1 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	1.75%	11/19/12	12,200	224
Put	OTC -5 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	1.75%	5/30/13	15,500	78,335
Put	OTC -2 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	2.25%	9/24/12	30,700	3
Put	OTC -5 Year Interest Rate Swap	Royal Bank of Scotland PLC	Pay	3-Month USD-LIBOR	3.25%	7/16/12	1,700	—

Written swaptions (Premium received, $3,021,040)							345,000	245,722

CPURNSA	– Consumer Price All Urban Non-Seasonally Adjusted Index
LIBOR	– London Interbank Offered Rate
OTC	– Over the Counter
USD	– United States Dollar

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(13)	At the period end, open swap contracts were as follows:

Centrally Cleared Interest Rate Swap Contracts

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000) ($)	Market Value ($)	Unrealized Appreciation / (Depreciation) ($)
Pay	3-Month USD-LIBOR	1.50%	3/18/16	18,800	75,433	75,956
Receive	3-Month USD-LIBOR	2.50%	12/19/42	3,400	19,737	(3)
Receive	3-Month USD-LIBOR	2.75%	6/20/42	1,300	(66,278)	(117,381)

Total				23,500	28,892	(41,428)

OTC Interest Rate Swap Contracts

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000) ($)	Market Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Bank of America NA	Pay	MXN-TIIE-Banxico	5.50%	9/13/17	600	5,634	829	4,805
Barclays Bank PLC	Pay	MXN-TIIE-Banxico	5.60%	9/6/16	157	2,915	1,056	1,859
Barclays Bank PLC	Pay	MXN-TIIE-Banxico	5.50%	9/13/17	4,873	45,781	(22,492)	68,273
HSBC Bank USA, NA	Pay	MXN-TIIE-Banxico	5.60%	9/6/16	292	5,413	1,529	3,884
HSBC Bank USA, NA	Pay	MXN-TIIE-Banxico	5.50%	9/13/17	900	8,452	(4,929)	13,381
Morgan Stanley Capital Services, LLC	Pay	MXN-TIIE-Banxico	5.60%	9/6/16	225	4,164	600	3,564
Morgan Stanley Capital Services, LLC	Pay	MXN-TIIE-Banxico	5.50%	9/13/17	600	5,635	(4,810)	10,445
Morgan Stanley Capital Services, LLC	Pay	MXN-TIIE-Banxico	6.35%	6/2/21	232	9,754	734	9,020

Total					7,879	87,748	(27,483)	115,231

LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
TIIE	– Tasa de Interes Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)
USD	– United States Dollar

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

OTC Credit Default Swap Contracts on Corporate Issues – Buy Protection (a)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Unrealized Depreciation ($)
Barclays Bank PLC	Tate & Lyle International Finance PLC	(1.15)%	6/20/16	0.63%	500	(10,186)	(10,186)

OTC Credit Default Swap Contracts on Corporate and Sovereign Issues – Sell Protection (a)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Bank of America NA	Berkshire Hathaway Finance	1.00%	3/20/21	1.61%	2,500	(115,409)	(81,066)	(34,343)
Bank of America NA	Commonwealth of Australia	1.00%	6/20/17	0.69%	2,300	34,203	35,481	(1,278)
Bank of America NA	Credit Agricole SA	1.00%	6/20/16	5.50%	886	(139,615)	(74,323)	(65,292)
Bank of America NA	General Electric Capital Corp.	1.00%	12/20/15	1.45%	500	(7,589)	(10,025)	2,436
Bank of America NA	General Electric Capital Corp.	1.00%	12/20/15	1.45%	500	(7,589)	(9,796)	2,207
Bank of America NA	General Electric Capital Corp.	1.00%	3/20/16	1.47%	10,400	(176,625)	(115,798)	(60,827)
Bank of America NA	German Government Bond	0.25%	6/20/17	0.95%	4,800	(163,313)	(152,222)	(11,091)
Bank of America NA	Indonesian Government Bond	1.00%	9/20/16	1.54%	1,300	(28,545)	(19,903)	(8,642)
Bank of America NA	Japan Government Bond	1.00%	3/20/16	0.63%	100	1,353	1,439	(86)
Bank of America NA	Japan Government Bond	1.00%	3/20/16	0.63%	200	2,708	2,676	32
Bank of America NA	Japan Government Bond	1.00%	6/20/17	0.90%	2,800	13,259	(4,167)	17,426
Bank of America NA	Metlife, Inc.	1.00%	12/20/14	2.01%	800	(19,521)	(14,470)	(5,051)
Bank of America NA	Metlife, Inc.	1.00%	12/20/15	2.38%	600	(27,364)	(21,812)	(5,552)
Bank of America NA	Metlife, Inc.	1.00%	12/20/15	2.38%	900	(41,046)	(50,283)	9,237
Bank of America NA	Prudential Financial, Inc.	1.00%	12/20/15	2.00%	700	(23,363)	(20,428)	(2,935)
Barclays Bank PLC	Brazilian Government Bond	1.00%	6/20/15	1.13%	500	(1,943)	(7,191)	5,248
Barclays Bank PLC	Brazilian Government Bond	1.00%	12/20/16	1.44%	3,600	(67,768)	(90,672)	22,904
Barclays Bank PLC	China Government Bond	1.00%	3/20/16	0.87%	1,000	4,784	11,950	(7,166)

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(Continued) Counterparty	Reference Entity	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Barclays Bank PLC	France Government Bond	0.25%	9/20/16	1.53%	100	(5,183)	(6,115)	932
Barclays Bank PLC	United Mexican States, Series A	1.00%	3/20/15	0.91%	400	946	(8,999)	9,945
Barclays Bank PLC	United Mexican States, Series A	1.00%	9/20/15	1.00%	3,300	526	(44,617)	45,143
Citibank NA	Brazilian Government Bond	1.00%	9/20/15	1.17%	1,000	(5,395)	(15,693)	10,298
Citibank NA	Brazilian Government Bond	1.00%	3/20/16	1.29%	1,400	(14,712)	(26,562)	11,850
Citibank NA	China Government Bond	1.00%	6/20/16	0.93%	1,400	3,997	15,094	(11,097)
Citibank NA	Commonwealth of Australia	1.00%	6/20/17	0.69%	2,700	40,152	41,995	(1,843)
Citibank NA	France Government Bond	0.25%	9/20/16	1.53%	3,100	(160,661)	(209,892)	49,231
Citibank NA	Kazakhstan Government Bond	1.00%	3/20/16	2.20%	300	(12,942)	(8,658)	(4,284)
Citibank NA	Metlife, Inc.	1.00%	12/20/15	2.38%	800	(36,485)	(29,082)	(7,403)
Citibank NA	South Korea Government Bond	1.00%	6/20/17	1.20%	1,000	(9,561)	(9,816)	255
Citibank NA	United Mexican States, Series A	1.00%	3/20/15	0.91%	400	945	(9,184)	10,129
Deutsche Bank AG	Ally Financial Inc.	5.00%	12/20/16	3.84%	1,200	54,092	(42,000)	96,092
Deutsche Bank AG	Ally Financial Inc.	5.00%	12/20/16	3.84%	600	27,046	(8,547)	35,593
Deutsche Bank AG	Brazilian Government Bond	1.00%	6/20/15	1.13%	500	(1,942)	(4,780)	2,838
Deutsche Bank AG	Brazilian Government Bond	1.00%	12/20/15	1.23%	6,200	(49,383)	(35,105)	(14,278)
Deutsche Bank AG	Brazilian Government Bond	1.00%	6/20/17	1.53%	4,600	(115,947)	(42,705)	(73,242)
Deutsche Bank AG	China Government Bond	1.00%	6/20/16	0.93%	800	2,284	8,612	(6,328)
Deutsche Bank AG	China Government Bond	1.00%	9/20/16	0.98%	400	379	2,210	(1,831)
Deutsche Bank AG	Indonesian Government Bond	1.00%	6/20/17	1.84%	500	(19,822)	(14,709)	(5,113)
Deutsche Bank AG	Japan Government Bond	1.00%	3/20/15	0.42%	700	10,973	8,131	2,842
Deutsche Bank AG	Merrill Lynch & Co., Inc.	1.00%	3/20/16	2.61%	1,500	(83,596)	(31,932)	(51,664)
Deutsche Bank AG	Metlife, Inc.	1.00%	3/20/18	2.88%	2,600	(247,702)	(147,690)	(100,012)
Deutsche Bank AG	Morgan Stanley & Co., LLC	1.00%	6/20/13	2.61%	4,200	(65,136)	(116,763)	51,627

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(Continued) Counterparty	Reference Entity	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Deutsche Bank AG	United Mexican States, Series A	1.00%	3/20/15	0.91%	200	473	(4,592)	5,065
Deutsche Bank AG	United Mexican States, Series A	1.00%	9/20/15	1.00%	3,000	479	(40,560)	41,039
Goldman Sachs International	Brazilian Government Bond	1.00%	6/20/15	1.13%	500	(1,943)	(6,716)	4,773
Goldman Sachs International	Brazilian Government Bond	1.00%	9/20/16	1.38%	400	(6,229)	(2,435)	(3,794)
Goldman Sachs International	France Government Bond	0.25%	9/20/16	1.53%	300	(15,548)	(15,221)	(327)
Goldman Sachs International	France Government Bond	0.25%	12/20/16	1.62%	4,500	(263,442)	(336,397)	72,955
Goldman Sachs International	Metlife, Inc.	1.00%	9/20/15	2.30%	1,000	(40,010)	(64,375)	24,365
Goldman Sachs International	Morgan Stanley & Co., LLC	1.00%	6/20/13	2.61%	2,000	(31,017)	(59,128)	28,111
Goldman Sachs International	Russian Government Bond	1.00%	6/20/17	2.33%	100	(6,203)	(6,900)	697
Goldman Sachs International	United Kingdom Gilt	1.00%	6/20/15	0.27%	2,200	47,766	20,327	27,439
Goldman Sachs International	United Kingdom Gilt	1.00%	6/20/15	0.27%	900	19,540	9,063	10,477
Goldman Sachs International	United Kingdom Gilt	1.00%	12/20/15	0.34%	500	11,386	11,508	(122)
Goldman Sachs International	United Kingdom Gilt	1.00%	12/20/15	0.34%	1,000	22,771	23,194	(423)
Goldman Sachs International	United Mexican States, Series A	1.00%	6/20/17	1.33%	2,100	(33,652)	(9,266)	(24,386)
HSBC Bank USA, NA	Brazilian Government Bond	1.00%	9/20/15	1.17%	1,200	(6,475)	(11,923)	5,448
HSBC Bank USA, NA	Brazilian Government Bond	1.00%	3/20/16	1.29%	2,800	(29,423)	(13,144)	(16,279)
HSBC Bank USA, NA	China Government Bond	1.00%	6/20/16	0.93%	1,500	4,282	(29,606)	33,888
HSBC Bank USA, NA	China Government Bond	1.00%	6/20/17	1.17%	2,300	(18,786)	(11,168)	(7,618)
HSBC Bank USA, NA	France Government Bond	0.25%	9/20/16	1.53%	200	(10,365)	(12,139)	1,774
HSBC Bank USA, NA	South Korea Government Bond	1.00%	6/20/17	1.20%	600	(5,736)	(5,743)	7
HSBC Bank USA, NA	United Mexican States, Series A	1.00%	6/20/17	1.33%	500	(8,013)	(2,329)	(5,684)
HSBC Bank USA, NA	United States Government Bond	0.25%	6/20/17	0.49%	1,898	(21,707)	(3,025)	(18,682)
Morgan Stanley Capital Services, LLC	Brazilian Government Bond	1.00%	6/20/15	1.13%	500	(1,942)	(4,839)	2,897

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(Continued) Counterparty	Reference Entity	Fixed Deal Receive Rate	Expiration Date	Implied Credit Spread (b)	Notional Amount (c) (000) ($)	Market Value ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Morgan Stanley Capital Services, LLC	Brazilian Government Bond	1.00%	9/20/15	1.17%	4,900	(26,438)	(68,592)	42,154
Morgan Stanley Capital Services, LLC	California State General Obligation	2.25%	3/20/21	2.27%	2,400	(3,430)	—	(3,430)
Morgan Stanley Capital Services, LLC	China Government Bond	1.00%	9/20/16	0.98%	900	852	4,574	(3,722)
Morgan Stanley Capital Services, LLC	France Government Bond	0.25%	3/20/16	1.40%	500	(20,723)	(17,027)	(3,696)
Morgan Stanley Capital Services, LLC	General Electric Capital Corp.	1.00%	6/20/16	1.49%	100	(1,878)	(382)	(1,496)
Morgan Stanley Capital Services, LLC	Indonesian Government Bond	1.00%	6/20/17	1.84%	1,900	(75,326)	(56,788)	(18,538)
Morgan Stanley Capital Services, LLC	Japan Government Bond	1.00%	6/20/17	0.90%	8,700	41,197	18,125	23,072
Morgan Stanley Capital Services, LLC	South Korea Government Bond	1.00%	6/20/17	1.20%	2,200	(21,036)	(22,666)	1,630
Morgan Stanley Capital Services, LLC	United Mexican States, Series A	1.00%	3/20/16	1.10%	2,700	(10,115)	(16,616)	6,501
Morgan Stanley Capital Services, LLC	United Mexican States, Series A	1.00%	6/20/17	1.33%	1,400	(22,434)	(10,925)	(11,509)
Royal Bank of Scotland PLC	China Government Bond	1.00%	6/20/16	0.93%	800	2,284	8,419	(6,135)
Royal Bank of Scotland PLC	France Government Bond	0.25%	12/20/15	1.32%	700	(25,341)	(13,898)	(11,443)
Royal Bank of Scotland PLC	France Government Bond	0.25%	3/20/16	1.40%	500	(20,723)	(16,794)	(3,929)
Royal Bank of Scotland PLC	France Government Bond	0.25%	3/20/16	1.40%	6,200	(256,959)	(190,853)	(66,106)
Royal Bank of Scotland PLC	Indonesian Government Bond	1.00%	9/20/16	1.54%	100	(2,197)	(1,579)	(618)

Total					138,284	(2,286,571)	(2,317,833)	31,262

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

Centrally Cleared Credit Default Swap Contracts on Credit Indices – Buy Protection (a)

Reference Entity	Fixed Deal (Pay) Rate	Expiration Date	Notional Amount (c) (000) ($)	Market Value (d) ($)	Unrealized Appreciation / (Depreciation) ($)
CDX.IG-18 5 Year Index	(1.00)%	6/20/17	6,500	39,142	70,751
CDX.HY-17 5 Year Index	(5.00)%	12/20/16	11,904	287,847	(394,252)
CDX.HY-18 5 Year Index	(5.00)%	6/20/17	12,474	439,042	(24,331)

Total			30,878	766,031	(347,832)

OTC Credit Default Swap Contracts on Credit Indices – Buy Protection (a)

Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Expiration Date	Notional Amount (c) (000) ($)	Market Value(d) ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation ($)
Deutsche Bank AG	iTraxx Europe Series 16 Version 1	(1.00)%	12/20/16	50,493	1,421,107	779,902	641,205

OTC Credit Default Swap Contracts on Credit Indices – Sell Protection (a)

Counterparty	Reference Entity	Fixed Deal Receive Rate	Expiration Date	Notional Amount (c) (000) ($)	Market Value(d) ($)	Upfront Premiums Paid / (Received) ($)	Unrealized Appreciation / (Depreciation) ($)
Barclays Bank PLC	CDX.EM-13 Index	5.00%	6/20/15	6,000	434,506	769,300	(334,794)
Citibank NA	CDX.EM-14 Index	5.00%	12/20/15	3,100	247,666	418,100	(170,434)
Deutsche Bank AG	CDX.EM-13 Index	5.00%	6/20/15	2,000	144,835	246,500	(101,665)
Deutsche Bank AG	CDX.EM-14 Index	5.00%	12/20/15	1,000	79,892	123,600	(43,708)
HSBC Bank USA, NA	CDX.EM-13 Index	5.00%	6/20/15	4,100	296,913	437,590	(140,677)
Morgan Stanley Capital Services, LLC	CDX.EM-13 Index	5.00%	6/20/15	1,900	137,594	214,250	(76,656)
Morgan Stanley Capital Services, LLC	CDX.EM-14 Index	5.00%	12/20/15	900	71,903	117,000	(45,097)

Total				19,000	1,413,309	2,326,340	(913,031)

CDX.EM	–	Credit Derivatives Index - Emerging Markets
CDX.HY	–	Credit Derivatives Index - High Yield
CDX.IG	–	Credit Derivatives Index - Investment Grade

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of that particular agreement.
(c)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(d)	The quoted market prices and resulting values for credit default swap contracts on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of collateral pledged/(received) by the Fund in the form of cash or securities and the value of corresponding OTC financial derivative contracts as of June 30, 2012.

Counterparty	Collateral (Received)/ Pledged ($)	Total Value of OTC Derivatives ($)	Net Exposures ($) (1)
Bank of America NA	857,564	(694,674)	162,890
Barclays Bank PLC	(490,000)	(256,389)	(746,389)
Citibank NA	—	(594,908)	(594,908)
Deutsche Bank AG	(1,280,000)	1,145,417	(134,583)
Goldman Sachs International	419,562	(306,830)	112,732
HSBC Bank USA, NA	—	91,495	91,495
JPMorgan Securities	637,633	(482,495)	155,138
Morgan Stanley & Co., LLC	(1,015,000)	(794,943)	(1,809,943)
Morgan Stanley Capital Services, LLC	(450,000)	(45,576)	(495,576)
Royal Bank of Scotland PLC	—	(383,386)	(383,386)

(1)

Net exposure represents the net receivable/(payable) that would be due from/(to) the counterparty in the event of default. Please refer to the Notes to Financial Statements for more information regarding credit and counterparty risk.

See Notes to Financial Statements.

SC SM PIMCO TOTAL RETURN FUND PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

(14)	Fair Value Measurements †

The following table summarizes the inputs used to value the Fund’s assets and liabilities, as applicable, measured at fair value at the period end:

Assets	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Backed Securities	$—	$18,422,666	$—	$18,422,666
Collateralized Mortgage Obligations	—	23,957,678	—	23,957,678
Commercial Mortgage Backed Securities	—	15,952,125	—	15,952,125
Corporate Debt Obligations (a)	—	298,292,908	—	298,292,908
Foreign Government Agency Obligations	—	9,861,306	—	9,861,306
Foreign Government Obligations	—	91,474,201	—	91,474,201
Municipal Bonds	—	41,483,004	—	41,483,004
U.S. Government Agency Obligations	—	478,449,276	—	478,449,276
U.S. Treasury Obligations	248,725,086	—	—	248,725,086
Convertible Preferred Stocks (a)	225,000	—	—	225,000
Preferred Stocks (a)	—	912,267	—	912,267
Short Term Investments
Certificates of Deposit (a)	—	12,016,482	—	12,016,482
U.S. Treasury Obligations	269,573	1,425,311	—	1,694,884
Mutual Funds	1,624,730	—	—	1,624,730

Total Short Term Investments	1,894,303	13,441,793	—	15,336,096

Total Investments	250,844,389	992,247,224	—	1,243,091,613

Financial Derivative Instruments
Futures Contracts	549,725	2,335	—	552,060
Forward Foreign Currency Exchange Contracts	—	342,208	—	342,208
Swap Contracts (a)	—	4,132,042	—	4,132,042

Total Financial Derivative Instruments	$549,725	$4,476,585	$—	$5,026,310

Liabilities
Financial Derivative Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,036,252)	$—	$(3,036,252)
Written Option Contracts (a)	(35,625)	(7,930)	—	(43,555)
Written Swaption Contracts	—	(245,722)	—	(245,722)
Swap Contracts (a)	—	(2,711,712)	—	(2,711,712)

Total Financial Derivative Instruments	$(35,625)	$(6,001,616)	$—	$(6,037,241)

†	See Note 2b in the Notes to Financial Statements for additional information.
(a)	See Portfolio of Investments for additional detailed categorizations.

See Notes to Financial Statements.

SC SM IBBOTSON BALANCED FUND

PORTFOLIO OF INVESTMENTS June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Shares (2)	Value

MUTUAL FUNDS (1) – 100.0%
MFS Emerging Markets Equity Portfolio	2,659,099	$38,876,030
MFS International Growth Portfolio	7,025,390	82,829,343
MFS Value Portfolio	7,133,382	97,370,660
SCSM AllianceBernstein International Value Fund	5,629,403	44,247,105
SCSM BlackRock Inflation Protected Bond Fund	8,185,158	95,766,349
SCSM BlackRock International Index Fund	4,768,156	44,677,618
SCSM BlackRock Large Cap Index Fund	7,581,445	68,384,637
SCSM BlackRock Small Cap Index Fund	1,460,726	19,646,759
SCSM Columbia Small Cap Value Fund	2,791,060	23,947,296
SCSM Davis Venture Value Fund	5,759,794	67,504,791
SCSM Goldman Sachs Mid Cap Value Fund	6,250,360	58,753,380
SCSM Goldman Sachs Short Duration Fund	28,913,527	295,496,242
SCSM Ibbotson Tactical Opportunities Fund	39,009,734	392,437,924

	Shares (2)	Value

SCSM Invesco Small Cap Growth Fund	1,665,775	$19,156,411
SCSM Lord Abbett Growth & Income Fund	5,624,315	38,132,858
SCSM PIMCO High Yield Fund	6,163,273	58,920,890
SCSM PIMCO Total Return Fund	14,326,912	168,341,220
SCSM WMC Blue Chip Mid Cap Fund	3,486,914	53,314,909
SCSM WMC Large Cap Growth Fund	7,587,415	77,012,263
Sun Capital Global Real Estate Fund	3,579,694	40,020,982
Sun Capital Investment Grade Bond Fund®	15,794,613	154,155,426

Total Mutual Funds (Cost $1,901,981,099)		1,938,993,093

TOTAL INVESTMENTS – 100.0% (Cost $1,901,981,099)		1,938,993,093
Liabilities in excess of other assets – (0.0)% +		(649,770)

NET ASSETS – 100.0%		$1,938,343,323

+	Amount is less than 0.05%.
(1)	Sun Capital Advisers LLC® or its affiliate, Massachusetts Financial Services Company (“MFS”), serves as investment adviser to these underlying funds. These are affiliated securities.
(2)	Each investment is in the Initial Class shares.
(3)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Financial Statements for additional information.

See Notes to Financial Statements.

SC SM IBBOTSON CONSERVATIVE FUND

PORTFOLIO OF INVESTMENTS June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Shares (2)	Value

MUTUAL FUNDS (1) – 100.0%
MFS International Growth Portfolio	2,898,920	$34,178,272
MFS Value Portfolio	3,375,002	46,068,774
SCSM AllianceBernstein International Value Fund	2,492,392	19,590,205
SCSM BlackRock Inflation Protected Bond Fund	8,138,671	95,222,445
SCSM BlackRock International Index Fund	1,553,317	14,554,583
SCSM BlackRock Large Cap Index Fund	3,466,780	31,270,360
SCSM BlackRock Small Cap Index Fund	712,376	9,581,453
SCSM Columbia Small Cap Value Fund	1,095,758	9,401,600
SCSM Davis Venture Value Fund	1,856,991	21,763,935
SCSM Goldman Sachs Mid Cap Value Fund	2,600,250	24,442,349
SCSM Goldman Sachs Short Duration Fund	22,294,971	227,854,605

	Shares (2)	Value

SCSM Ibbotson Tactical Opportunities Fund	9,700,676	$97,588,797
SCSM Lord Abbett Growth & Income Fund	2,839,984	19,255,089
SCSM PIMCO High Yield Fund	4,047,090	38,690,181
SCSM PIMCO Total Return Fund	8,748,913	102,799,733
SCSM WMC Blue Chip Mid Cap Fund	1,742,737	26,646,454
SCSM WMC Large Cap Growth Fund	3,771,483	38,280,557
Sun Capital Investment Grade Bond Fund®	10,534,291	102,814,683

Total Mutual Funds (Cost $928,077,457)		960,004,075

TOTAL INVESTMENTS – 100.0% (Cost $928,077,457)		960,004,075
Liabilities in excess of other assets – (0.0)%+		(201,445)

NET ASSETS – 100.0%		$959,802,630

+	Amount is less than 0.05%.
(1)	Sun Capital Advisers LLC® or its affiliate, MFS, serves as investment adviser to these underlying funds. These are affiliated securities.
(2)	Each investment is in the Initial Class shares.
(3)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Financial Statements for additional information.

See Notes to Financial Statements.

SC SM IBBOTSON GROWTH FUND

PORTFOLIO OF INVESTMENTS June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	Shares (2)	Value

MUTUAL FUNDS (1) – 100.1%
MFS Emerging Markets Equity Portfolio	765,276	$11,188,329
MFS International Growth Portfolio	3,209,631	37,841,549
MFS Value Portfolio	2,538,539	34,651,062
SCSM AllianceBernstein International Value Fund	1,960,730	15,411,340
SCSM BlackRock Inflation Protected Bond Fund	1,620,531	18,960,209
SCSM BlackRock International Index Fund	2,546,025	23,856,256
SCSM BlackRock Large Cap Index Fund	2,458,559	22,176,206
SCSM BlackRock Small Cap Index Fund	935,248	12,579,082
SCSM Columbia Small Cap Value Fund	1,132,540	9,717,197
SCSM Davis Venture Value Fund	2,959,810	34,688,974
SCSM Goldman Sachs Mid Cap Value Fund	2,526,908	23,752,939
SCSM Goldman Sachs Short Duration Fund	3,443,565	35,193,236
SCSM Ibbotson Tactical Opportunities Fund	11,041,771	111,080,212

	Shares (2)	Value

SCSM Invesco Small Cap Growth Fund	847,304	$9,744,000
SCSM Lord Abbett Growth & Income Fund	1,629,726	11,049,544
SCSM PIMCO Total Return Fund	3,340,438	39,250,143
SCSM WMC Blue Chip Mid Cap Fund	1,820,273	27,831,976
SCSM WMC Large Cap Growth Fund	3,275,097	33,242,238
Sun Capital Global Real Estate Fund	1,260,967	14,097,606
Sun Capital Investment Grade Bond Fund®	2,773,424	27,068,618

Total Mutual Funds (Cost $533,291,306)		553,380,716

TOTAL INVESTMENTS – 100.1% (Cost $533,291,306)		553,380,716
Liabilities in excess of other assets – (0.1)%		(377,066)

NET ASSETS – 100.0%		$553,003,650

(1)	Sun Capital Advisers LLC® or its affiliate, MFS, serves as investment adviser to these underlying funds. These are affiliated securities.
(2)	Each investment is in the Initial Class shares.
(3)	Fair Value Measurements

All investments are categorized as Level 1 under the fair value hierarchy. See Note 2b in the Notes to Financial Statements for additional information.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	SC AllianceBernstein International Value Fund	SC BlackRock International Index Fund	SC BlackRock Large Cap Index Fund	SC BlackRock Small Cap Index Fund	SC Goldman Sachs Mid Cap Value Fund
ASSETS
Investments, at value Securities	$83,310,480	$89,414,940	$158,033,557	$187,635,138	$235,412,472

Total Investments	83,310,480	89,414,940	158,033,557	187,635,138	235,412,472
Cash	—	—	—	491,378	—
Foreign currency, at value	231,353	1,120,583	—	—	—
Margin deposits with broker	18,040	135,000	193,000	547,000	—
Interest and dividends receivable	380,062	278,012	200,826	191,574	306,951
Receivable for Fund shares sold	76,136	135,804	36,496	1,365	809
Receivable for investments sold	—	94,518	138,926	433,407	8,659,006
Variation margin receivable	12,522	58,865	77,748	198,949	155,440
Unrealized appreciation on forward foreign currency exchange contracts	15,906	—	—	—	—
Other assets	771	747	1,706	2,000	938

Total Assets	84,045,270	91,238,469	158,682,259	189,500,811	244,535,616

LIABILITIES
Payable for investments purchased - regular delivery	—	66,530	250,695	525,060	8,093,015
Payable for Fund shares redeemed	425	28	54	184,472	162,062
Investment advisory fee payable	32,527	4,979	44,036	55,367	360,818
Distribution fee (Service Class) payable	306	593	3,060	10,071	2,739
Unrealized depreciation on forward foreign currency exchange contracts	57,949	—	—	—	—
Accrued expenses and other liabilities	40,935	71,263	38,398	84,079	911

Total Liabilities	132,142	143,393	336,243	859,049	8,619,545

NET ASSETS	$83,913,128	$91,095,076	$158,346,016	$188,641,762	$235,916,071

COMPOSITION OF NET ASSETS
Paid-in Capital	$90,242,019	$95,224,352	$136,334,292	$168,783,360	$150,493,003
Accumulated undistributed net investment income (loss)	3,573,488	3,360,980	3,305,712	2,014,645	4,503,946
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(5,372,728)	(536,159)	2,013,610	11,102,790	55,511,334
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	(4,529,651)	(6,954,097)	16,692,402	6,740,967	25,407,788

	$83,913,128	$91,095,076	$158,346,016	$188,641,762	$235,916,071

Initial Class
Net Assets	$80,348,200	$84,191,047	$123,216,694	$71,764,172	$204,167,405
Shares of beneficial interest	10,217,280	8,989,026	13,661,683	5,337,069	21,728,738
Net asset value per share	$7.86	$9.37	$9.02	$13.45	$9.40

Service Class
Net Assets	$3,564,928	$6,904,029	$35,129,322	$116,877,590	$31,748,666
Shares of beneficial interest	455,250	739,917	3,800,368	8,817,294	3,396,531
Net asset value per share	$7.83	$9.33	$9.24	$13.26	$9.35

Investments, at cost	$87,812,150	$96,457,408	$141,441,162	$181,213,989	$210,151,683

Foreign currency, at cost	$230,586	$1,121,161	$—	$—	$—

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	SC Columbia Small Cap Value Fund	SC Davis Venture Value Fund	SC Invesco Small Cap Growth Fund	SC Lord Abbett Growth & Income Fund	SC WMC Blue Chip Mid Cap Fund
ASSETS
Investments, at value Securities	$55,454,211	$378,657,334	$41,862,497	$436,709,794	$178,265,415

Total Investments	55,454,211	378,657,334	41,862,497	436,709,794	178,265,415
Cash	324,475	782	1,681,029	—	1,006,451
Foreign currency, at value	—	16,729	—	—	—
Interest and dividends receivable	68,147	611,009	16,360	303,322	82,989
Receivable for Fund shares sold	55,776	211,498	97,767	78,708	103,495
Receivable for investments sold	285,369	3,972,273	47,131	4,975,393	—
Other assets	597	4,155	446	1,785	1,932

Total Assets	56,188,575	383,473,780	43,705,230	442,069,002	179,460,282

LIABILITIES
Payable for investments purchased - regular delivery	316,446	—	63,066	5,814,971	208,677
Payable for Fund shares redeemed	1,693	115,116	10,078	272,213	275,635
Investment advisory fee payable	39,193	228,605	29,618	547,006	113,236
Distribution fee (Service Class) payable	1,031	20,751	1,226	1,298	3,024
Accrued expenses and other liabilities	29,897	87,751	29,735	1,707	53,958

Total Liabilities	388,260	452,223	133,723	6,637,195	654,530

NET ASSETS	$55,800,315	$383,021,557	$43,571,507	$435,431,807	$178,805,752

COMPOSITION OF NET ASSETS
Paid-in Capital	$54,562,161	$293,702,843	$34,984,525	$310,706,019	$144,910,335
Accumulated undistributed net investment income (loss)	337,225	3,552,879	(109,843)	5,564,840	487,359
Accumulated net realized gain (loss) on investments and foreign currency related transactions	581,786	30,173,413	3,289,356	90,216,371	19,321,418
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	319,143	55,592,422	5,407,469	28,944,577	14,086,640

	$55,800,315	$383,021,557	$43,571,507	$435,431,807	$178,805,752

Initial Class
Net Assets	$43,799,645	$144,155,117	$29,407,485	$420,522,208	$143,898,969
Shares of beneficial interest	5,103,428	12,297,536	2,557,336	62,045,166	9,411,014
Net asset value per share	$8.58	$11.72	$11.50	$6.78	$15.29

Service Class
Net Assets	$12,000,670	$238,866,440	$14,164,022	$14,909,599	$34,906,783
Shares of beneficial interest	1,405,044	20,457,860	1,244,847	2,212,850	2,305,391
Net asset value per share	$8.54	$11.68	$11.38	$6.74	$15.14

Investments, at cost	$55,135,068	$323,060,030	$36,455,028	$407,765,264	$164,178,775

Foreign currency, at cost	$—	$16,729	$—	$—	$—

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	SC WMC Large Cap Growth Fund	Sun Capital Global Real Estate Fund	SC Ibbotson Tactical Opportunities Fund	Sun Capital Investment Grade Bond Fund	Sun Capital Money Market Fund
ASSETS
Investments, at value Securities	$181,347,599	$207,422,685	$600,098,606	$550,557,125	$188,769,320

Total Investments	181,347,599	207,422,685	600,098,606	550,557,125	188,769,320
Cash	7,853,927	216	—	—	—
Foreign currency, at value	—	187,915	—	—	—
Interest and dividends receivable	144,737	1,090,770	1,573,054	3,493,043	2,091
Receivable for Fund shares sold	535,812	16,946	—	—	48,608
Receivable for investments sold	1,129,076	1,078,905	—	4,365,950	—
Receivable due from Adviser	—	—	—	—	31,834
Other assets	2,175	2,156	6,120	5,222	2,454

Total Assets	191,013,326	209,799,593	601,677,780	558,421,340	188,854,307

LIABILITIES
Notes payable	—	177,000	—	—	—
Payable for investments purchased - regular delivery	445,896	—	—	6,347,078	—
Payable for investments purchased - delayed delivery	—	—	—	54,677,341	—
Payable for Fund shares redeemed	3,954	121,085	67,304	269,559	140,129
Investment advisory fee payable	113,478	142,710	172,292	251,417	—
Distribution fee (Service Class) payable	1,446	9,997	—	16,560	11,524
Accrued expenses and other liabilities	46,125	117,825	56,172	72,916	50,693

Total Liabilities	610,899	568,617	295,768	61,634,871	202,346

NET ASSETS	$190,402,427	$209,230,976	$601,382,012	$496,786,469	$188,651,961

COMPOSITION OF NET ASSETS
Paid-in Capital	$144,061,942	$243,468,203	$603,458,397	$466,753,048	$188,650,757
Accumulated undistributed net investment income (loss)	859,555	(2,444,320)	10,573,056	(1,460,535)	424
Accumulated net realized gain (loss) on investments, capital gain distributions from underlying funds and foreign currency related transactions	23,435,410	(64,494,798)	(15,008,721)	21,188,824	780
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	22,045,520	32,701,891	2,359,280	10,305,132	—

	$190,402,427	$209,230,976	$601,382,012	$496,786,469	$188,651,961

Initial Class
Net Assets	$173,846,448	$93,023,111	$601,382,012	$310,272,830	$58,703,384
Shares of beneficial interest	17,120,976	8,319,964	59,752,180	31,786,422	58,680,047
Net asset value per share	$10.15	$11.18	$10.06	$9.76	$1.00

Service Class
Net Assets	$16,555,979	$116,207,865	$—	$186,513,639	$129,948,577
Shares of beneficial interest	1,643,802	9,367,275	—	18,969,217	129,971,891
Net asset value per share	$10.07	$12.41	$—	$9.83	$1.00

Investments, at cost	$159,302,079	$174,732,066	$597,739,326	$540,251,993	$188,769,320

Foreign currency, at cost	$—	$186,545	$—	$—	$—

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	SC BlackRock Inflation Protected Bond Fund	SC Goldman Sachs Short Duration Fund	SC PIMCO High Yield Fund	SC PIMCO Total Return Fund
ASSETS
Investments, at value Securities	$504,071,600	$1,618,188,019	$167,135,859	$1,243,091,613

Total Investments	504,071,600	1,618,188,019	167,135,859	1,243,091,613
Cash	—	48,895	7,522	641,630
Foreign currency, at value	27,983	—	23,754	417,772
Margin deposits with broker	1,413,000	—	—	—
Cash collateral pledged to broker	—	—	6,000	132,000
Interest and dividends receivable	2,295,386	6,258,977	2,898,384	7,087,954
Receivable for Fund shares sold	68,304	73,355	47	60,409
Receivable for investments sold	—	631,918,798	556,069	68,148,822
Variation margin receivable	820,385	1,681,319	51,580	—
Unrealized appreciation on forward foreign currency exchange contracts	1,056,199	—	37,775	342,208
Swaps, at value	396,273	—	44,001	3,270,841
Other assets	32,825	4,745	2,410	111,993

Total Assets	510,181,955	2,258,174,108	170,763,401	1,323,305,242

LIABILITIES
Forward sales contract, at value (proceeds receivable $0; $75,018,281; $0 and $0, respectively	—	75,085,934	—	—
Payable for investments purchased - regular delivery	—	22,850,876	—	19,204,309
Payable for investments purchased - delayed delivery	—	871,501,493	1,352,319	176,785,373
Deferred treasury roll payable	—	—	—	42,703,735
Cash collateral received from broker	500,000	—	260,000	4,400,000
Payable for Fund shares redeemed	132,607	790,568	463,894	266,791
Deferred treasury roll income	—	—	—	6,217
Investment advisory fee payable	509,363	1,296,626	182,195	1,098,974
Distribution fee (Service Class) payable	26,139	17,172	2,808	66,418
Variation margin payable	—	—	—	754,983
Options written (Premium $729,460; $0; $0 and $3,103,247, respectively)	643,893	—	—	289,277
Unrealized depreciation on forward foreign currency exchange contracts	1,322,058	—	93,046	3,036,252
Accrued expenses and other liabilities	67,407	3,140	545	61,687
Swaps, at value	219,512	—	431	2,645,434

Total Liabilities	3,420,979	971,545,809	2,355,238	251,319,450

NET ASSETS	$506,760,976	$1,286,628,299	$168,408,163	$1,071,985,792

COMPOSITION OF NET ASSETS
Paid-in Capital	$449,833,751	$1,278,930,872	$154,417,680	$1,023,711,963
Accumulated undistributed net investment income (loss)	(120,475)	(647,649)	382,401	(288,374)
Accumulated net realized gain (loss) on investments and foreign currency related transactions	52,908,997	(5,644,257)	6,320,349	18,362,498
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	4,138,703	13,989,333	7,287,733	30,199,705

	$506,760,976	$1,286,628,299	$168,408,163	$1,071,985,792

Initial Class
Net Assets	$212,196,639	$1,093,746,711	$136,503,616	$322,193,268
Shares of beneficial interest	18,139,514	106,989,051	14,279,474	27,422,371
Net asset value per share	$11.70	$10.22	$9.56	$11.75

Service Class
Net Assets	$294,564,337	$192,881,588	$31,904,547	$749,792,524
Shares of beneficial interest	25,264,564	18,878,747	3,337,257	63,826,233
Net asset value per share	$11.66	$10.22	$9.56	$11.75

Investments, at cost	$500,412,986	$1,604,610,585	$160,139,142	$1,213,039,585

Foreign currency, at cost	$28,389	$—	$23,703	$406,027

Net premium paid/(received) on swaps	$—	$—	$(46,300)	$760,926

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	SC Ibbotson Balanced Fund	SC Ibbotson Conservative Fund	SC Ibbotson Growth Fund
ASSETS
Investments, at value Affiliated securities	$1,938,993,093	$960,004,075	$553,380,716

Total Investments	1,938,993,093	960,004,075	553,380,716
Cash	6,334	9,755	2,060,926
Interest and dividends receivable	1,584,926	1,134,152	233,069
Receivable for Fund shares sold	—	208,814	—
Receivable for investments sold	53,666	650,245	—
Other assets	19,687	10,144	5,872

Total Assets	1,940,657,706	962,017,185	555,680,583

LIABILITIES
Notes payable	60,000	660,000	—
Payable for investments purchased - regular delivery	1,584,904	1,134,131	2,293,986
Payable for Fund shares redeemed	177,996	154,795	215,923
Investment advisory fee payable	194,515	97,198	54,989
Distribution fee (Service Class) payable	169,205	83,912	47,772
Accrued expenses and other liabilities	127,763	84,519	64,263

Total Liabilities	2,314,383	2,214,555	2,676,933

NET ASSETS	$1,938,343,323	$959,802,630	$553,003,650

COMPOSITION OF NET ASSETS
Paid-in Capital	$1,783,456,359	$856,847,788	$481,786,195
Accumulated undistributed net investment income (loss)	50,941,946	30,016,168	13,264,592
Accumulated net realized gain (loss) on investments and capital gains from affiliated underlying funds	66,933,024	41,012,056	37,863,453
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies	37,011,994	31,926,618	20,089,410

	$1,938,343,323	$959,802,630	$553,003,650

Initial Class
Net Assets	$3,557,122	$5,553,368	$2,859,958
Shares of beneficial interest	292,272	463,776	252,613
Net asset value per share	$12.17	$11.97	$11.32

Service Class
Net Assets	$1,934,786,201	$954,249,262	$550,143,692
Shares of beneficial interest	159,368,687	79,812,406	48,671,060
Net asset value per share	$12.14	$11.96	$11.30

Investments, at cost	$1,901,981,099	$928,077,457	$533,291,306

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	SC AllianceBernstein International Value Fund	SC BlackRock International Index Fund	SC BlackRock Large Cap Index Fund	SC BlackRock Small Cap Index Fund	SC Goldman Sachs Mid Cap Value Fund
INVESTMENT INCOME
Interest	$1,046	$177	$8,167	$1,822	$5,446
Dividends (net of foreign withholding taxes of $181,656; $174,457; $0; $1,966 and $0, respectively)	1,965,758	1,879,432	1,685,635	1,566,481	2,585,828

Total investment income	1,966,804	1,879,609	1,693,802	1,568,303	2,591,274

EXPENSES
Investment advisory fee	248,193	162,312	279,381	360,283	—
Unified management fee	—	—	—	—	1,255,694
Distribution fee (Service Class)	4,483	7,695	41,015	149,531	39,222
Custody	33,789	139,205	21,145	60,712	—
Accounting	9,200	9,439	17,329	20,602	—
Audit	25,640	21,017	18,715	18,715	—
Legal	2,122	2,162	4,343	11,554	2,079
Printing	905	531	3,425	42,345	—
Administration	19,854	19,854	24,799	30,701	—
Transfer agent	3,476	3,761	4,300	5,853	—
Trustees fees	1,712	1,705	3,819	4,462	5,497
Insurance	819	793	1,815	2,126	1,022
Registration fees	16	64	—	—	—
Miscellaneous fees	3,047	25,266	1,907	3,391	271

Total expenses	353,256	393,804	421,993	710,275	1,303,785

Less: Reduction of investment advisory fees or unified management fees	(50,250)	(139,570)	—	—	—

Net expenses	303,006	254,234	421,993	710,275	1,303,785

Net investment income	1,663,798	1,625,375	1,271,809	858,028	1,287,489

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,538,410)	(350,430)	2,701,841	4,920,218	25,830,497
Futures	(7,510)	(48,696)	81,427	36,201	247,875
Foreign currency related transactions (net of foreign taxes of $1,023; $0; $0; $0 and $0, respectively)	(147,162)	(6,371)	—	(56)	—

Net realized gain (loss)	(2,693,082)	(405,497)	2,783,268	4,956,363	26,078,372

Change in unrealized appreciation (depreciation) on:
Investments	2,462,320	1,438,944	10,441,920	9,477,645	(7,392,823)
Futures	10,377	59,836	103,197	285,904	104,239
Assets and liabilities in foreign currencies	(44,717)	2,213	—	3	—

Change in unrealized appreciation (depreciation)	2,427,980	1,500,993	10,545,117	9,763,552	(7,288,584)

Net realized and unrealized gain (loss)	(265,102)	1,095,496	13,328,385	14,719,915	18,789,788

Net increase (decrease) in net assets from operations	$1,398,696	$2,720,871	$14,600,194	$15,577,943	$20,077,277

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	SC Columbia Small Cap Value Fund	SC Davis Venture Value Fund	SC Invesco Small Cap Growth Fund	SC Lord Abbett Growth & Income Fund	SC WMC Blue Chip Mid Cap Fund
INVESTMENT INCOME
Interest	$—	$11,340	$—	$5,131	$106
Dividends (net of foreign withholding taxes of $0; $88,842; $0; $40,316 and $0, respectively)	571,230	3,773,879	163,839	3,835,054	1,062,498

Total investment income	571,230	3,785,219	163,839	3,840,185	1,062,604

EXPENSES
Investment advisory fee	254,123	1,476,389	209,905	—	739,173
Unified management fee	—	—	—	1,976,711	—
Distribution fee (Service Class)	15,117	306,862	17,819	19,203	45,710
Custody	11,498	18,335	7,545	—	11,140
Accounting	6,455	40,367	5,220	—	19,360
Audit	18,715	18,715	18,715	—	18,715
Legal	1,547	10,826	1,211	3,977	5,066
Printing	2,598	26,920	2,920	—	17,817
Administration	19,854	61,820	19,854	—	29,315
Transfer agent	3,866	5,920	3,383	—	5,842
Trustees fees	1,326	9,224	995	10,441	4,353
Insurance	633	4,416	470	1,945	2,053
Registration fees	—	—	4	—	23
Miscellaneous fees	1,096	4,782	966	519	2,155

Total expenses	336,828	1,984,576	289,007	2,012,796	900,722

Less: Reduction of investment advisory fees or unified management fees	—	—	(15,325)	—	—

Net expenses	336,828	1,984,576	273,682	2,012,796	900,722

Net investment income (loss)	234,402	1,800,643	(109,843)	1,827,389	161,882

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	83,618	14,493,095	1,879,959	9,908,248	7,747,911
Foreign currency related transactions	—	(11,600)	—	(116)	3,907

Net realized gain (loss)	83,618	14,481,495	1,879,959	9,908,132	7,751,818

Change in unrealized appreciation (depreciation) on:
Investments	1,495,262	10,389,917	2,017,804	11,959,416	12,836,904
Assets and liabilities in foreign currencies	—	(3,482)	—	48	27

Change in unrealized appreciation (depreciation)	1,495,262	10,386,435	2,017,804	11,959,464	12,836,931

Net realized and unrealized gain (loss)	1,578,880	24,867,930	3,897,763	21,867,596	20,588,749

Net increase (decrease) in net assets from operations	$1,813,282	$26,668,573	$3,787,920	$23,694,985	$20,750,631

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	SC WMC Large Cap Growth Fund	Sun Capital Global Real Estate Fund	SC Ibbotson Tactical Opportunities Fund	Sun Capital Investment Grade Bond Fund	Sun Capital Money Market Fund
INVESTMENT INCOME
Interest	$—	$2,195	$787	$7,390,817	$119,661
Dividends (net of foreign withholding taxes of $1,258; $65,101; $0; $0 and $0, respectively)	1,278,774	4,229,244	6,256,998	—	—

Total investment income	1,278,774	4,231,439	6,257,785	7,390,817	119,661

EXPENSES
Investment advisory fee	743,134	1,008,935	1,070,065	1,521,290	507,023
Distribution fee (Service Class)	21,451	150,115	—	232,986	178,384
Custody	16,068	24,476	7,319	23,647	9,197
Accounting	20,704	22,138	50,838	48,771	21,165
Audit	18,715	19,911	16,584	18,715	17,019
Legal	5,458	5,876	15,910	13,333	5,767
Printing	8,033	72,062	2,390	21,238	12,157
Administration	31,720	32,986	79,413	75,242	43,429
Transfer agent	6,030	5,981	1,330	4,859	4,706
Trustees fees	4,779	4,867	13,520	11,428	5,268
Insurance	2,310	2,293	6,501	5,551	2,606
Registration fees	30	—	105	198	—
Miscellaneous fees	2,486	4,742	4,624	4,462	1,821

Total expenses	880,918	1,354,382	1,268,599	1,981,720	808,542

Less: Reduction of investment advisory fees or unified management fees	—	(80,523)	—	—	(507,023)
Reimbursement of operating expenses	—	—	—	—	(217,405)

Net expenses	880,918	1,273,859	1,268,599	1,981,720	84,114

Net investment income	397,856	2,957,580	4,989,186	5,409,097	35,547

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	9,816,264	8,282,944	10,026,501	10,731,986	746
Capital gain distributions from underlying funds	—	—	91,831	—	—
Foreign currency related transactions	192	(12,477)	—	—	—

Net realized gain (loss)	9,816,456	8,270,467	10,118,332	10,731,986	746

Change in unrealized appreciation (depreciation) on:
Investments	10,396,924	17,813,237	(884,473)	2,370,325	—
Assets and liabilities in foreign currencies	(109)	(5,654)	—	—	—

Change in unrealized appreciation (depreciation)	10,396,815	17,807,583	(884,473)	2,370,325	—

Net realized and unrealized gain (loss)	20,213,271	26,078,050	9,233,859	13,102,311	746

Net increase (decrease) in net assets from operations	$20,611,127	$29,035,630	$14,223,045	$18,511,408	$36,293

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	SC BlackRock Inflation Protected Bond Fund	SC Goldman Sachs Short Duration Fund	SC PIMCO High Yield Fund	SC PIMCO Total Return Fund
INVESTMENT INCOME
Interest (net of foreign withholding taxes of $0; $1,087; $0 and $0, respectively)	$5,817,305	$11,379,945	$6,003,965	$17,766,888
Dividends	—	—	—	55,080

Total investment income	5,817,305	11,379,945	6,003,965	17,821,968

EXPENSES
Unified management fee	1,695,301	4,110,398	623,853	3,540,839
Distribution fee (Service Class)	364,981	242,964	40,579	928,415
Legal	4,412	10,718	1,423	9,077
Trustees fees	12,494	27,223	3,736	24,392
Insurance	2,381	5,170	707	4,581
Interest expense	—	—	—	43,436
Miscellaneous fees	593	1,529	195	1,270

Total expenses	2,080,162	4,398,002	670,493	4,552,010

Net expenses	2,080,162	4,398,002	670,493	4,552,010

Net investment income	3,737,143	6,981,943	5,333,472	13,269,958

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	13,802,789	3,626,311	830,906	5,862,923
Futures and options on foreign futures	(2,892,855)	(6,017,398)	—	3,130,794
Written options	1,656,065	—	—	1,071,398
Swaps	1,125,739	—	115,822	2,039,497
Foreign currency related transactions	3,789,431	—	496,968	6,287,173

Net realized gain (loss)	17,481,169	(2,391,087)	1,443,696	18,391,785

Change in unrealized appreciation (depreciation) on:
Investments	(5,696,395)	6,520,298	4,019,713	23,372,295
Futures and options on foreign futures	1,850,012	1,291,379	—	(686,086)
Written options	1,469,138	—	—	516,551
Swaps	2,478,929	—	153,145	1,229,666
Assets and liabilities in foreign currencies	(1,166,744)	—	(348,986)	(6,256,929)

Change in unrealized appreciation (depreciation)	(1,065,060)	7,811,677	3,823,872	18,175,497

Net realized and unrealized gain (loss)	16,416,109	5,420,590	5,267,568	36,567,282

Net increase (decrease) in net assets from operations	$20,153,252	$12,402,533	$10,601,040	$49,837,240

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (Continued)
For the Six Months Ended June 30, 2012 (Unaudited)	Sun Capital Advisers Trust

	SC Ibbotson Balanced Fund	SC Ibbotson Conservative Fund	SC Ibbotson Growth Fund
INVESTMENT INCOME
Dividends from affiliated underlying funds	$9,089,798	$6,467,306	$1,341,237

Total investment income	9,089,798	6,467,306	1,341,237

EXPENSES
Investment advisory fee	1,206,162	602,851	348,773
Distribution fee (Service Class)	2,408,142	1,198,738	694,330
Custody	19,290	12,045	9,514
Accounting	63,275	37,148	21,820
Audit	16,721	16,721	16,721
Legal	51,778	26,176	15,196
Printing	51,214	28,896	16,599
Administration	79,413	79,413	79,413
Transfer agent	3,505	3,111	3,476
Trustees fees	43,726	22,383	12,963
Insurance	20,922	10,780	6,237
Miscellaneous fees	17,687	10,805	7,390

Total expenses	3,981,835	2,049,067	1,232,432

Net expenses	3,981,835	2,049,067	1,232,432

Net investment income	5,107,963	4,418,239	108,805

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Affiliated investments	19,277,432	14,258,052	11,696,101

Net realized gain (loss)	19,277,432	14,258,052	11,696,101

Change in unrealized appreciation (depreciation) on:
Affiliated investments	64,493,601	22,374,553	19,535,294

Change in unrealized appreciation (depreciation)	64,493,601	22,374,553	19,535,294

Net realized and unrealized gain (loss)	83,771,033	36,632,605	31,231,395

Net increase (decrease) in net assets from operations	$88,878,996	$41,050,844	$31,340,200

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
Sun Capital Advisers Trust

	SC AllianceBernstein International Value Fund		SC BlackRock International Index Fund		SC BlackRock Large Cap Index Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,663,798	$2,026,440	$1,625,375	$1,763,113	$1,271,809	$2,035,213
Net realized gain (loss)	(2,693,082)	(1,923,709)	(405,497)	(61,195)	2,783,268	(383,859)
Change in unrealized appreciation (depreciation)	2,427,980	(14,374,090)	1,500,993	(10,456,435)	10,545,117	(32,651)

Net increase (decrease) in net assets resulting from operations	1,398,696	(14,271,359)	2,720,871	(8,754,517)	14,600,194	1,618,703

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Initial Class	—	(2,131,553)	—	(27,188)	—	(1,188,116)
Service Class	—	(92,452)	—	(366)	—	(153,956)
Net realized gain on investments:
Initial Class	—	(4,184,882)	—	(13,792)	—	(15,053,193)
Service Class	—	(198,077)	—	(605)	—	(2,622,329)

Net decrease in net assets from distributions	—	(6,606,964)	—	(41,951)	—	(19,017,594)

SHARE TRANSACTIONS
Net proceeds from sales	12,540,673	24,761,780	19,109,031	27,957,708	7,816,427	59,067,590
Net proceeds from reinvestment of distributions	—	6,606,964	—	41,951	—	19,017,594
Cost of shares redeemed	(2,786,250)	(11,982,247)	(2,865,544)	(1,962,277)	(25,783,586)	(5,549,730)

Net increase (decrease) in net assets from share transactions	9,754,423	19,386,497	16,243,487	26,037,382	(17,967,159)	72,535,454

Total increase (decrease) in net assets	11,153,119	(1,491,826)	18,964,358	17,240,914	(3,366,965)	55,136,563
NET ASSETS
Beginning of period	72,760,009	74,251,835	72,130,718	54,889,804	161,712,981	106,576,418

End of period†	$83,913,128	$72,760,009	$91,095,076	$72,130,718	$158,346,016	$161,712,981

† Accumulated undistributed net investment income (loss)	$3,573,488	$1,909,690	$3,360,980	$1,735,605	$3,305,712	$2,033,903

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
Sun Capital Advisers Trust

	SC BlackRock Small Cap Index Fund		SC Goldman Sachs Mid Cap Value Fund		SC Columbia Small Cap Value Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$858,028	$1,164,596	$1,287,489	$3,216,471	$234,402	$192,435
Net realized gain (loss)	4,956,363	9,526,119	26,078,372	29,767,551	83,618	1,252,078
Change in unrealized appreciation (depreciation)	9,763,552	(21,062,586)	(7,288,584)	(26,264,879)	1,495,262	(6,135,475)

Net increase (decrease) in net assets resulting from operations	15,577,943	(10,371,871)	20,077,277	6,719,143	1,813,282	(4,690,962)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Initial Class	—	(336,194)	—	(2,530,062)	—	(315,572)
Service Class	—	(298,646)	—	(279,038)	—	(54,992)
Net realized gain on investments:
Initial Class	—	—	—	(20,477,095)	—	(8,341,941)
Service Class	—	—	—	(2,866,709)	—	(2,165,393)

Net decrease in net assets from distributions	—	(634,840)	—	(26,152,904)	—	(10,877,898)

SHARE TRANSACTIONS
Net proceeds from sales	3,974,410	73,065,958	7,365,340	41,490,219	1,943,643	15,347,441
Net proceeds from reinvestment of distributions	—	634,840	—	26,152,904	—	10,877,898
Cost of shares redeemed	(19,607,892)	(54,674,961)	(29,048,629)	(82,486,214)	(3,762,102)	(15,925,425)

Net increase (decrease) in net assets from share transactions	(15,633,482)	19,025,837	(21,683,289)	(14,843,091)	(1,818,459)	10,299,914

Total increase (decrease) in net assets	(55,539)	8,019,126	(1,606,012)	(34,276,852)	(5,177)	(5,268,946)
NET ASSETS
Beginning of period	188,697,301	180,678,175	237,522,083	271,798,935	55,805,492	61,074,438

End of period†	$188,641,762	$188,697,301	$235,916,071	$237,522,083	$55,800,315	$55,805,492

† Accumulated undistributed net investment income (loss)	$2,014,645	$1,156,617	$4,503,946	$3,216,457	$337,225	$102,823

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
Sun Capital Advisers Trust

	SC Davis Venture Value Fund		SC Invesco Small Cap Growth Fund		SC Lord Abbett Growth & Income Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,800,643	$3,080,612	$(109,843)	$(248,943)	$1,827,389	$3,739,374
Net realized gain (loss)	14,481,495	17,063,889	1,879,959	1,636,328	9,908,132	81,887,248
Change in unrealized appreciation (depreciation)	10,386,435	(37,046,321)	2,017,804	(3,012,085)	11,959,464	(114,410,704)

Net increase (decrease) in net assets resulting from operations	26,668,573	(16,901,820)	3,787,920	(1,624,700)	23,694,985	(28,784,082)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Initial Class	—	(1,458,153)	—	—	—	(3,111,235)
Service Class	—	(1,681,850)	—	—	—	(62,483)
Net realized gain on investments:
Initial Class	—	(7,052,000)	—	(940,924)	—	(79,188,726)
Service Class	—	(10,983,085)	—	(452,649)	—	(2,464,036)

Net decrease in net assets from distributions	—	(21,175,088)	—	(1,393,573)	—	(84,826,480)

SHARE TRANSACTIONS
Net proceeds from sales	4,670,191	35,005,009	1,831,096	19,428,355	9,098,641	40,666,490
Net proceeds from reinvestment of distributions	—	21,175,088	—	1,393,573	—	84,826,480
Cost of shares redeemed	(38,497,353)	(51,687,437)	(4,145,308)	(7,054,019)	(49,168,963)	(118,535,361)

Net increase (decrease) in net assets from share transactions	(33,827,162)	4,492,660	(2,314,212)	13,767,909	(40,070,322)	6,957,609

Total increase (decrease) in net assets	(7,158,589)	(33,584,248)	1,473,708	10,749,636	(16,375,337)	(106,652,953)
NET ASSETS
Beginning of period	390,180,146	423,764,394	42,097,799	31,348,163	451,807,144	558,460,097

End of period†	$383,021,557	$390,180,146	$43,571,507	$42,097,799	$435,431,807	$451,807,144

† Accumulated undistributed net investment income (loss)	$3,552,879	$1,752,236	$(109,843)	$—	$5,564,840	$3,737,451

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
Sun Capital Advisers Trust

	SC WMC Blue Chip Mid Cap Fund		SC WMC Large Cap Growth Fund		Sun Capital Global Real Estate Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$161,882	$369,996	$397,856	$461,395	$2,957,580	$4,048,092
Net realized gain (loss)	7,751,818	15,197,366	9,816,456	15,549,722	8,270,467	17,679,754
Change in unrealized appreciation (depreciation)	12,836,931	(30,278,729)	10,396,815	(24,678,209)	17,807,583	(36,226,697)

Net increase (decrease) in net assets resulting from operations	20,750,631	(14,711,367)	20,611,127	(8,667,092)	29,035,630	(14,498,851)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Initial Class	—	(87,870)	—	(579,237)	—	(6,609,071)
Service Class	—	—	—	(12,731)	—	(7,956,792)

Net decrease in net assets from distributions	—	(87,870)	—	(591,968)	—	(14,565,863)

SHARE TRANSACTIONS
Net proceeds from sales	3,146,718	47,484,537	4,691,827	35,457,471	1,255,201	25,509,428
Net proceeds from reinvestment of distributions	—	87,870	—	591,968	—	14,565,863
Cost of shares redeemed	(29,109,554)	(17,498,041)	(36,803,837)	(16,007,222)	(26,829,971)	(59,721,367)

Net increase (decrease) in net assets from share transactions	(25,962,836)	30,074,366	(32,112,010)	20,042,217	(25,574,770)	(19,646,076)

Total increase (decrease) in net assets	(5,212,205)	15,275,129	(11,500,883)	10,783,157	3,460,860	(48,710,790)
NET ASSETS
Beginning of period	184,017,957	168,742,828	201,903,310	191,120,153	205,770,116	254,480,906

End of period†	$178,805,752	$184,017,957	$190,402,427	$201,903,310	$209,230,976	$205,770,116

† Accumulated undistributed net investment income (loss)	$487,359	$325,477	$859,555	$461,699	$(2,444,320)	$(5,401,900)

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
Sun Capital Advisers Trust

	SC Ibbotson Tactical Opportunities Fund		Sun Capital Investment Grade Bond Fund		Sun Capital Money Market Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4,989,186	$5,238,260	$5,409,097	$12,117,151	$35,547	$100,410
Net realized gain (loss)	10,118,332	(24,520,016)	10,731,986	13,274,714	746	189
Change in unrealized appreciation (depreciation)	(884,473)	(13,441,503)	2,370,325	2,742,198	—	—

Net increase (decrease) in net assets resulting from operations	14,223,045	(32,723,259)	18,511,408	28,134,063	36,293	100,599

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Initial Class	—	(3,891,717)	(4,379,901)	(8,410,817)	(35,547)	(100,408)
Service Class	—	—	(2,314,064)	(4,422,591)	—	—
Net realized gain on investments:
Initial Class	—	(764,559)	—	(5,933,714)	—	(423)
Service Class	—	—	—	(3,518,517)	—	(908)

Net decrease in net assets from distributions	—	(4,656,276)	(6,693,965)	(22,285,639)	(35,547)	(101,739)

SHARE TRANSACTIONS
Net proceeds from sales	21,710,106	155,432,816	39,949,931	115,018,973	47,364,167	168,938,206
Net proceeds from reinvestment of distributions	—	4,656,276	6,693,965	22,285,639	35,547	101,739
Cost of shares redeemed	(7,037,609)	(5,645,958)	(47,389,804)	(30,552,460)	(81,890,926)	(132,382,403)

Net increase (decrease) in net assets from share transactions	14,672,497	154,443,134	(745,908)	106,752,152	(34,491,212)	36,657,542

Total increase (decrease) in net assets	28,895,542	117,063,599	11,071,535	112,600,576	(34,490,466)	36,656,402
NET ASSETS
Beginning of period	572,486,470	455,422,871	485,714,934	373,114,358	223,142,427	186,486,025

End of period†	$601,382,012	$572,486,470	$496,786,469	$485,714,934	$188,651,961	$223,142,427

† Accumulated undistributed net investment income (loss)	$10,573,056	$5,583,870	$(1,460,535)	$(175,667)	$424	$424

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
Sun Capital Advisers Trust

	SC BlackRock Inflation Protected Bond Fund		SC Goldman Sachs Short Duration Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,737,143	$9,691,183	$6,981,943	$12,984,150
Net realized gain (loss)	17,481,169	35,831,408	(2,391,087)	(2,667,866)
Change in unrealized appreciation (depreciation)	(1,065,060)	8,407,867	7,811,677	(4,542,444)

Net increase (decrease) in net assets resulting from operations	20,153,252	53,930,458	12,402,533	5,773,840

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Initial Class	(1,549,877)	(5,975,908)	(6,681,027)	(11,423,943)
Service Class	(1,947,263)	(4,587,618)	(948,565)	(1,560,207)
Net realized gain on investments:
Initial Class	—	(6,570,230)	—	(5,924,191)
Service Class	—	(6,765,513)	—	(1,139,506)
Return of capital:
Initial Class	—	—	—	(444,745)
Service Class	—	—	—	(60,740)

Net decrease in net assets from distributions	(3,497,140)	(23,899,269)	(7,629,592)	(20,553,332)

SHARE TRANSACTIONS
Net proceeds from sales	34,213,251	175,920,152	197,315,756	224,077,321
Net proceeds from reinvestment of distributions	3,497,140	23,899,269	7,629,592	20,553,332
Cost of shares redeemed	(92,867,927)	(63,538,400)	(108,107,718)	(199,049,052)

Net increase (decrease) in net assets from share transactions	(55,157,536)	136,281,021	96,837,630	45,581,601

Total increase (decrease) in net assets	(38,501,424)	166,312,210	101,610,571	30,802,109
NET ASSETS
Beginning of period	545,262,400	378,950,190	1,185,017,728	1,154,215,619

End of period†	$506,760,976	$545,262,400	$1,286,628,299	$1,185,017,728

† Accumulated undistributed net investment income (loss)	$(120,475)	$(360,478)	$(647,649)	$—

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
Sun Capital Advisers Trust

	SC PIMCO High Yield Fund		SC PIMCO Total Return Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$5,333,472	$12,446,178	$13,269,958	$19,790,156
Net realized gain (loss)	1,443,696	5,775,245	18,391,785	7,639,603
Change in unrealized appreciation (depreciation)	3,823,872	(11,846,517)	18,175,497	3,780,210

Net increase (decrease) in net assets resulting from operations	10,601,040	6,374,906	49,837,240	31,209,969

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Initial Class	(4,348,755)	(10,762,395)	(5,165,346)	(8,526,376)
Service Class	(996,505)	(2,302,772)	(10,159,396)	(14,698,114)
Net realized gain on investments:
Initial Class	—	(3,540,485)	—	(8,344,147)
Service Class	—	(831,503)	—	(16,650,181)

Net decrease in net assets from distributions	(5,345,260)	(17,437,155)	(15,324,742)	(48,218,818)

SHARE TRANSACTIONS
Net proceeds from sales	7,382,008	33,647,337	65,629,496	325,105,197
Net proceeds from reinvestment of distributions	5,345,260	17,437,155	15,324,742	48,218,818
Cost of shares redeemed	(12,702,154)	(49,447,118)	(110,090,944)	(46,112,654)

Net increase (decrease) in net assets from share transactions	25,114	1,637,374	(29,136,706)	327,211,361

Total increase (decrease) in net assets	5,280,894	(9,424,875)	5,375,792	310,202,512
NET ASSETS
Beginning of period	163,127,269	172,552,144	1,066,610,000	756,407,488

End of period†	$168,408,163	$163,127,269	$1,071,985,792	$1,066,610,000

† Accumulated undistributed net investment income (loss)	$382,401	$394,189	$(288,374)	$1,766,410

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)
Sun Capital Advisers Trust

	SC Ibbotson Balanced Fund		SC Ibbotson Conservative Fund		SC Ibbotson Growth Fund
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$5,107,963	$22,597,182	$4,418,239	$12,970,771	$108,805	$5,020,204
Net realized gain (loss)	19,277,432	70,909,273	14,258,052	39,388,855	11,696,101	34,304,588
Change in unrealized appreciation (depreciation)	64,493,601	(134,384,440)	22,374,553	(47,602,597)	19,535,294	(62,543,315)

Net increase (decrease) in net assets resulting from operations	88,878,996	(40,877,985)	41,050,844	4,757,029	31,340,200	(23,218,523)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Initial Class	—	(37,770)	—	(77,271)	—	(37,431)
Service Class	—	(20,418,196)	—	(10,742,754)	—	(9,219,001)
Net realized gain on investments:
Initial Class	—	(88,078)	—	(115,262)	—	(173,024)
Service Class	—	(57,633,808)	—	(19,296,974)	—	(48,814,290)

Net decrease in net assets from distributions	—	(78,177,852)	—	(30,232,261)	—	(58,243,746)

SHARE TRANSACTIONS
Net proceeds from sales	38,752,562	471,059,800	15,335,858	219,153,249	8,366,264	35,985,469
Net proceeds from reinvestment of distributions	—	78,177,852	—	30,232,261	—	58,243,746
Cost of shares redeemed	(42,538,831)	(22,858,558)	(46,480,785)	(35,755,822)	(34,865,227)	(55,143,740)

Net increase (decrease) in net assets from share transactions	(3,786,269)	526,379,094	(31,144,927)	213,629,688	(26,498,963)	39,085,475

Total increase (decrease) in net assets	85,092,727	407,323,257	9,905,917	188,154,456	4,841,237	(42,376,794)
NET ASSETS
Beginning of period	1,853,250,596	1,445,927,339	949,896,713	761,742,257	548,162,413	590,539,207

End of period†	$1,938,343,323	$1,853,250,596	$959,802,630	$949,896,713	$553,003,650	$548,162,413

† Accumulated undistributed net investment income (loss)	$50,941,946	$45,833,983	$30,016,168	$25,597,929	$13,264,592	$13,155,787

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC AllianceBernstein International Value Fund Initial Class Shares						SC AllianceBernstein International Value Fund Service Class Shares
	Years Ended December 31,						Years Ended December 31,
	2012**	2011	2010		2009	2008*	2012**	2011	2010		2009	2008*
Net Asset Value, Beginning of Period	$7.73	$10.11	$9.82		$7.92	$10.00	$7.71	$10.09	$9.81		$7.92	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.17 †	0.24 †	0.19	†	0.22 †	0.01	0.15 †	0.22 †	0.16	†	0.21 †	0.02
Net realized and unrealized gain (loss) on investments	(0.04)	(1.89)	0.25		2.13	(2.07)	(0.03)	(1.88)	0.27		2.11	(2.09)

Total from Investment Operations	0.13	(1.65)	0.44		2.35	(2.06)	0.12	(1.66)	0.43		2.32	(2.07)

Less Distributions from:
Net investment income	—	(0.24)	(0.00	)(e)	(0.22)	(0.02)	—	(0.23)	(0.00	)(e)	(0.20)	(0.01)
Net realized gain on investments	—	(0.49)	(0.15)		(0.23)	—	—	(0.49)	(0.15)		(0.23)	—

Total distributions	—	(0.73)	(0.15)		(0.45)	(0.02)	—	(0.72)	(0.15)		(0.43)	(0.01)

Net Asset Value, End of Period	$7.86	$7.73	$10.11		$9.82	$7.92	$7.83	$7.71	$10.09		$9.81	$7.92

Total Return (b)	1.68%	(16.21)%	4.62%		29.71%	(20.64)%	1.56%	(16.46)%	4.52%		29.26%	(20.69)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$80,348	$69,019	$71,186		$55,746	$9,763	$3,565	$3,741	$3,065		$1,666	$2,051
Ratio to average net assets:
Net expenses (a)(c)(d)	0.76%	0.75%	0.75%		0.75%	0.75%	1.01%	1.00%	1.00%		1.00%	1.00%
Gross expenses (a)(d)	0.89%	0.98%	1.06%		1.38%	6.64%	1.14%	1.23%	1.31%		1.69%	4.64%
Net investment income (loss) (a)(c)(d)	4.24%	2.58%	2.01%		2.47%	1.18%	3.84%	2.40%	1.65%		2.35%	1.07%
Portfolio turnover rate	25%	47%	60%		49%	7%	25%	47%	60%		49%	7%

*	For the period October 1, 2008 (commencement of operations) to December 31, 2008.
**	For the six months ended June 30, 2012 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC BlackRock International Index Fund Initial Class Shares					SC BlackRock International Index Fund Service Class Shares
	Years Ended December 31,					Years Ended December 31,
	2012**	2011		2010*		2012**	2011		2010*
Net Asset Value, Beginning of Period	$9.08	$10.38		$10.00		$9.05	$10.37		$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.19 †	0.27	†	0.00	†(e)	0.18 †	0.19	†	(0.00	)†(e)
Net realized and unrealized gain (loss) on investments	0.10	(1.56)		0.38		0.10	(1.51)		0.37

Total from Investment Operations	0.29	(1.29)		0.38		0.28	(1.32)		0.37

Less Distributions from:
Net investment income	—	(0.01)		—		—	(0.00	)(e)	—
Net realized gain on investments	—	(0.00	)(e)	—		—	(0.00	)(e)	—

Total distributions	—	(0.01)		—		—	(0.00	)(e)	—

Net Asset Value, End of Period	$9.37	$9.08		$10.38		$9.33	$9.05		$10.37

Total Return (b)	3.19%	(12.46)%		3.80%		3.09%	(12.70)%		3.70%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$84,191	$67,270		$54,635		$6,904	$4,861		$255
Ratio to average net assets:
Net expenses (a)(c)(d)	0.61%	0.60%		0.60%		0.86%	0.86%		0.85%
Gross expenses (a)(d)	0.95%	1.25%		2.27%		1.20%	1.60%		5.60%
Net investment income (loss) (a)(c)(d)	4.02%	2.71%		0.18%		3.88%	2.02%		(0.07)%
Portfolio turnover rate	3%	3%		1%		3%	3%		1%

*	For the period November 15, 2010 (commencement of operations) to December 31, 2010.
**	For the six months ended June 30, 2012 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC BlackRock Large Cap Index Fund Initial Class Shares						SC BlackRock Large Cap Index Fund Service Class Shares
	Years Ended December 31,						Years Ended December 31,
	2012*	2011	2010	2009	2008	2007	2012*	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$8.26	$9.37	$8.04	$6.70	$10.77	$12.37	$8.47	$9.59	$8.25	$6.87	$11.03	$12.65

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.07 †	0.14 †	0.10 †	0.11 †	0.04	0.12	0.06 †	0.12 †	0.09 †	0.10 †	0.10	0.08
Net realized and unrealized gain (loss) on investments	0.69	(0.07)	1.25	1.30	(4.03)	(0.84)	0.71	(0.08)	1.27	1.33	(4.19)	(0.84)

Total from Investment Operations	0.76	0.07	1.35	1.41	(3.99)	(0.72)	0.77	0.04	1.36	1.43	(4.09)	(0.76)

Less Distributions from:
Net investment income	—	(0.08)	—	(0.07)	(0.05)	(0.10)	—	(0.06)	—	(0.05)	(0.04)	(0.08)
Net realized gain on investments	—	(1.10)	(0.02)	—	(0.03)	(0.78)	—	(1.10)	(0.02)	—	(0.03)	(0.78)

Total distributions	—	(1.18)	(0.02)	(0.07)	(0.08)	(0.88)	—	(1.16)	(0.02)	(0.05)	(0.07)	(0.86)

Net Asset Value, End of Period	$9.02	$8.26	$9.37	$8.04	$6.70	$10.77	$9.24	$8.47	$9.59	$8.25	$6.87	$11.03

Total Return (b)	9.20%	1.58%	16.76%	21.09%	(37.06)%	(5.81)%	9.09%	1.17%	16.45%	20.85%	(37.15)%	(6.07)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$123,217	$133,606	$90,267	$70,638	$8,366	$5,544	$35,129	$28,107	$16,309	$11,734	$4,974	$7,808
Ratios to average net assets:
Net expenses (a)(c)(d)	0.48%	0.50%	0.85%	0.90%	0.90%	0.90%	0.73%	0.75%	1.09%	1.15%	1.15%	1.15%
Gross expenses (a)(d)	0.48%	0.56%	0.86%	1.13%	2.08%	1.81%	0.73%	0.80%	1.10%	1.44%	2.34%	2.05%
Net investment income (loss) (a)(c)(d)	1.64%	1.57%	1.23%	1.55%	1.39%	0.89%	1.41%	1.33%	1.02%	1.37%	1.05%	0.63%
Portfolio turnover rate	2%	2%	235%	109%	189%	63%	2%	2%	235%	109%	189%	63%

*	For the six months ended June 30, 2012 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC BlackRock Small Cap Index Fund Initial Class Shares						SC BlackRock Small Cap Index Fund Service Class Shares
	Years Ended December 31,						Years Ended December 31,
	2012*	2011	2010	2009	2008	2007	2012*	2011	2010	2009	2008		2007
Net Asset Value, Beginning of Period	$12.42	$13.12	$10.58	$7.74	$12.98	$15.02	$12.26	$12.95	$10.45	$7.66	$12.85		$14.99

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.07 †	0.11 †	0.06 †	0.04 †	0.03	0.05	0.05 †	0.06 †	0.04 †	0.02 †	(0.00	)(e)	0.01
Net realized and unrealized gain (loss) on investments	0.96	(0.75)	2.52	2.81	(4.82)	(0.23)	0.95	(0.72)	2.47	2.78	(4.77)		(0.29)

Total from Investment Operations	1.03	(0.64)	2.58	2.85	(4.79)	(0.18)	1.00	(0.66)	2.51	2.80	(4.77)		(0.28)

Less Distributions from:
Net investment income	—	(0.06)	(0.04)	(0.01)	(0.03)	—	—	(0.03)	(0.01)	(0.01)	(0.00	)(e)	—
Net realized gain on investments	—	—	—	—	(0.42)	(1.86)	—	—	—	—	(0.42)		(1.86)

Total distributions	—	(0.06)	(0.04)	(0.01)	(0.45)	(1.86)	—	(0.03)	(0.01)	(0.01)	(0.42)		(1.86)

Net Asset Value, End of Period	$13.45	$12.42	$13.12	$10.58	$7.74	$12.98	$13.26	$12.26	$12.95	$10.45	$7.66		$12.85

Total Return (b)	8.29%	(4.87)%	24.46%	36.77%	(37.99)%	(1.44)%	8.16%	(5.09)%	24.07%	36.50%	(38.14)%		(2.11)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$71,764	$71,405	$45,720	$48,950	$38,435	$72,741	$116,878	$117,293	$134,958	$134,819	$115,098		$105,377
Ratios to average net assets:
Net expenses (a)(c)(d)	0.58%	0.61%	0.95%	1.00%	1.00%	1.00%	0.83%	0.85%	1.20%	1.25%	1.25%		1.25%
Gross expenses (a)(d)	0.58%	0.70%	0.99%	1.21%	1.29%	1.38%	0.83%	0.94%	1.23%	1.46%	1.55%		1.61%
Net investment income (loss) (a)(c)(d)	1.05%	0.83%	0.57%	0.45%	0.21%	0.31%	0.80%	0.50%	0.34%	0.20%	0.04%		(0.06)%
Portfolio turnover rate	11%	37%	131%	132%	126%	126%	11%	37%	131%	132%	126%		126%

*	For the six months ended June 30, 2012 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expenses reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC Goldman Sachs Mid Cap Value Fund Initial Class Shares					SC Goldman Sachs Mid Cap Value Fund Service Class Shares
	Years Ended December 31,					Years Ended December 31,
	2012**	2011	2010	2009	2008*	2012**	2011	2010	2009	2008*
Net Asset Value, Beginning of Period	$8.66	$9.45	$7.93	$6.93	$10.00	$8.63	$9.41	$7.93	$6.93	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.05 †	0.12 †	0.12 †	0.11 †	0.05	0.04 †	0.10 †	0.10 †	0.09 †	0.07
Net realized and unrealized gain (loss) on investments	0.69	0.06	1.61	1.68	(3.06)	0.68	0.07	1.59	1.68	(3.09)

Total from Investment Operations	0.74	0.18	1.73	1.79	(3.01)	0.72	0.17	1.69	1.77	(3.02)

Less Distributions from:
Net investment income	—	(0.10)	—	(0.08)	(0.06)	—	(0.08)	—	(0.06)	(0.05)
Net realized gain on investments	—	(0.87)	(0.21)	(0.71)	—	—	(0.87)	(0.21)	(0.71)	—

Total distributions	—	(0.97)	(0.21)	(0.79)	(0.06)	—	(0.95)	(0.21)	(0.77)	(0.05)

Net Asset Value, End of Period	$9.40	$8.66	$9.45	$7.93	$6.93	$9.35	$8.63	$9.41	$7.93	$6.93

Total Return (b)	8.55%	2.47%	22.13%	25.68%	(30.07)%	8.34%	2.34%	21.62%	25.38%	(30.21)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$204,167	$207,483	$245,161	$190,461	$6,496	$31,749	$30,039	$26,638	$18,699	$4,452
Ratio to average net assets:
Net expenses (a)(c)(d)	1.06%	1.06%	1.06%	1.06%	1.07%	1.31%	1.31%	1.31%	1.31%	1.32%
Gross expenses (a)(d)	1.06%	1.06%	1.06%	1.06%	1.08%	1.31%	1.31%	1.31%	1.31%	1.32%
Net investment income (loss) (a)(c)(d)	1.11%	1.23%	1.41%	1.45%	2.10%	0.87%	1.02%	1.18%	1.15%	1.65%
Portfolio turnover rate	73%	50%	65%	159%	90%	73%	50%	65%	159%	90%

*	For the period March 7, 2008 (commencement of operations) to December 31, 2008.
**	For the six months ended June 30, 2012 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC Columbia Small Cap Value Fund Initial Class Shares					SC Columbia Small Cap Value Fund Service Class Shares
	Years Ended December 31,					Years Ended December 31,
	2012**	2011	2010	2009	2008*	2012**	2011	2010	2009	2008*
Net Asset Value, Beginning of Period	$8.33	$11.18	$10.08	$7.97	$10.00	$8.30	$11.14	$10.07	$7.97	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.04 †	0.04 †	0.07 †	0.06 †	0.01	0.03 †	0.01 †	0.05 †	0.04 †	0.01
Net realized and unrealized gain (loss) on investments	0.21	(0.88)	1.93	2.38	(2.03)	0.21	(0.86)	1.92	2.36	(2.03)

Total from Investment Operations	0.25	(0.84)	2.00	2.44	(2.02)	0.24	(0.85)	1.97	2.40	(2.02)

Less Distributions from:
Net investment income	—	(0.07)	—	(0.05)	(0.01)	—	(0.05)	—	(0.02)	(0.01)
Net realized gain on investments	—	(1.94)	(0.90)	(0.28)	—	—	(1.94)	(0.90)	(0.28)	—

Total distributions	—	(2.01)	(0.90)	(0.33)	(0.01)	—	(1.99)	(0.90)	(0.30)	(0.01)

Net Asset Value, End of Period	$8.58	$8.33	$11.18	$10.08	$7.97	$8.54	$8.30	$11.14	$10.07	$7.97

Total Return (b)	3.00%	(6.32)%	21.62%	30.52%	(20.15)%	2.89%	(6.50)%	21.33%	30.07%	(20.20)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$43,800	$43,958	$48,782	$33,674	$4,316	$12,001	$11,847	$12,293	$6,809	$1,424
Ratio to average net assets:
Net expenses (a)(c)(d)	1.14%	1.15%	1.15%	1.15%	1.15%	1.39%	1.40%	1.40%	1.40%	1.40%
Gross expenses (a)(d)	1.14%	1.24%	1.41%	1.54%	8.84%	1.39%	1.48%	1.67%	1.87%	6.68%
Net investment income (loss) (a)(c)(d)	0.88%	0.36%	0.68%	0.65%	1.18%	0.64%	0.12%	0.47%	0.44%	0.72%
Portfolio turnover rate	17%	50%	139%	110%	28%	17%	50%	139%	110%	28%

*	For the period October 1, 2008 (commencement of operations) to December 31, 2008.
**	For the six months ended June 30, 2012 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC Davis Venture Value Fund Initial Class Shares						SC Davis Venture Value Fund Service Class Shares
	Years Ended December 31,						Years Ended December 31,
	2012*	2011	2010	2009	2008	2007	2012*	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.98	$12.08	$10.75	$8.34	$13.65	$13.17	$10.95	$12.05	$10.72	$8.32	$13.61	$13.15

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.06 †	0.11 †	0.08 †	0.06 †	0.10	0.17	0.05 †	0.08 †	0.05 †	0.04 †	0.06	0.12
Net realized and unrealized gain (loss) on investments	0.68	(0.59)	1.30	2.39	(5.21)	0.39	0.68	(0.59)	1.31	2.37	(5.17)	0.39

Total from Investment Operations	0.74	(0.48)	1.38	2.45	(5.11)	0.56	0.73	(0.51)	1.36	2.41	(5.11)	0.51

Less Distributions from:
Net investment income	—	(0.11)	(0.05)	(0.04)	(0.09)	(0.08)	—	(0.08)	(0.03)	(0.01)	(0.07)	(0.05)
Net realized gain on investments	—	(0.51)	—	—	(0.11)	—	—	(0.51)	—	—	(0.11)	—

Total distributions	—	(0.62)	(0.05)	(0.04)	(0.20)	(0.08)	—	(0.59)	(0.03)	(0.01)	(0.18)	(0.05)

Net Asset Value, End of Period	$11.72	$10.98	$12.08	$10.75	$8.34	$13.65	$11.68	$10.95	$12.05	$10.72	$8.32	$13.61

Total Return (b)	6.74%	(3.77)%	12.92%	29.39%	(37.81)%	4.23%	6.67%	(4.02)%	12.68%	29.02%	(37.93)%	3.91%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$144,155	$150,772	$157,652	$147,350	$31,868	$52,861	$238,866	$239,408	$266,112	$235,240	$82,041	$27,764
Ratios to average net assets:
Net expenses (a)(c)(d)	0.85%	0.86%	0.87%	0.90%	0.90%	0.90%	1.10%	1.11%	1.12%	1.15%	1.15%	1.15%
Gross expenses (a)(d)	0.85%	0.86%	0.87%	0.93%	1.11%	1.11%	1.10%	1.11%	1.12%	1.18%	1.35%	1.35%
Net investment income (loss) (a)(c)(d)	1.07%	0.90%	0.73%	0.62%	0.86%	1.06%	0.82%	0.65%	0.49%	0.41%	0.65%	0.68%
Portfolio turnover rate	6%	16%	39%	17%	19%	10%	6%	16%	39%	17%	19%	10%

*	For the six months ended June 30, 2012 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

†

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC Invesco Small Cap Growth Fund Initial Class Shares						SC Invesco Small Cap Growth Fund Service Class Shares
	Years Ended December 31,						Years Ended December 31,
	2012**	2011	2010	2009	2008*		2012**	2011	2010	2009	2008*
Net Asset Value, Beginning of Period	$10.58	$11.06	$9.59	$7.51	$10.00		$10.48	$10.99	$9.55	$7.50	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	(0.02)†	(0.06)†	(0.05)†	(0.02)†	(0.00	)(e)	(0.04)†	(0.09)†	(0.08)†	(0.04)†	(0.01)
Net realized and unrealized gain (loss) on investments	0.94	(0.05)	2.39	2.41	(2.49)		0.94	(0.05)	2.39	2.40	(2.49)

Total from Investment Operations	0.92	(0.11)	2.34	2.39	(2.49)		0.90	(0.14)	2.31	2.36	(2.50)

Less Distributions from:
Net investment income	—	—	—	—	—		—	—	—	—	—
Net realized gain on investments	—	(0.37)	(0.87)	(0.31)	—		—	(0.37)	(0.87)	(0.31)	—

Total distributions	—	(0.37)	(0.87)	(0.31)	—		—	(0.37)	(0.87)	(0.31)	—

Net Asset Value, End of Period	$11.50	$10.58	$11.06	$9.59	$7.51		$11.38	$10.48	$10.99	$9.55	$7.50

Total Return (b)	8.70%	(0.92)%	26.08%	31.75%	(24.90)%		8.59%	(1.20)%	25.86%	31.39%	(25.00)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$29,407	$28,830	$20,587	$13,109	$2,530		$14,164	$13,268	$10,761	$6,488	$1,544
Ratio to average net assets:
Net expenses (a)(c)(d)	1.16%	1.16%	1.15%	1.15%	1.15%		1.41%	1.40%	1.40%	1.40%	1.40%
Gross expenses (a)(d)	1.23%	1.35%	1.63%	2.17%	11.09%		1.48%	1.61%	1.88%	2.48%	9.42%
Net investment income (loss) (a)(c)(d)	(0.42)%	(0.53)%	(0.53)%	(0.25)%	(0.40)%		(0.67)%	(0.80)%	(0.78)%	(0.51)%	(0.72)%
Portfolio turnover rate	14%	33%	42%	114%	4%		14%	33%	42%	114%	4%

*	For the period October 1, 2008 (commencement of operations) to December 31, 2008.
**	For the six months ended June 30, 2012 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC Lord Abbett Growth & Income Fund Initial Class Shares					SC Lord Abbett Growth & Income Fund Service Class Shares
	Years Ended December 31,					Years Ended December 31,
	2012**	2011	2010	2009	2008*	2012**	2011	2010	2009	2008*
Net Asset Value, Beginning of Period	$6.46	$8.44	$7.52	$7.08	$10.00	$6.43	$8.41	$7.51	$7.08	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.03 †	0.06 †	0.05 †	0.05 †	0.06	0.02 †	0.04 †	0.03 †	0.04 †	0.06
Net realized and unrealized gain (loss) on investments	0.29	(0.64)	1.20	1.22	(2.92)	0.29	(0.63)	1.20	1.19	(2.93)

Total from Investment Operations	0.32	(0.58)	1.25	1.27	(2.86)	0.31	(0.59)	1.23	1.23	(2.87)

Less Distributions from:
Net investment income	—	(0.05)	—	(0.05)	(0.06)	—	(0.04)	—	(0.02)	(0.05)
Net realized gain on investments	—	(1.35)	(0.33)	(0.78)	—	—	(1.35)	(0.33)	(0.78)	—

Total distributions	—	(1.40)	(0.33)	(0.83)	(0.06)	—	(1.39)	(0.33)	(0.80)	(0.05)

Net Asset Value, End of Period	$6.78	$6.46	$8.44	$7.52	$7.08	$6.74	$6.43	$8.41	$7.51	$7.08

Total Return (b)	4.95%	(6.15)%	17.19%	17.85%	(28.54)%	4.82%	(6.40)%	16.94%	17.41%	(28.68)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$420,522	$436,816	$544,716	$498,639	$2,229	$14,910	$14,991	$13,744	$9,422	$2,620
Ratio to average net assets:
Net expenses (a)(c)(d)	0.88%	0.87%	0.87%	0.87%	0.87%	1.13%	1.12%	1.12%	1.12%	1.12%
Gross expenses (a)(d)	0.88%	0.88%	0.88%	0.88%	0.90%	1.13%	1.13%	1.13%	1.13%	1.14%
Net investment income (loss) (a)(c)(d)	0.81%	0.74%	0.62%	0.68%	1.71%	0.56%	0.51%	0.36%	0.49%	1.48%
Portfolio turnover rate	43%	68%	63%	83%	73%	43%	68%	63%	83%	73%

*	For the period March 7, 2008 (commencement of operations) to December 31, 2008.
**	For the six months ended June 30, 2012 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC WMC Blue Chip Mid Cap Fund Initial Class Shares								SC WMC Blue Chip Mid Cap Fund Service Class Shares
	Years Ended December 31,								Years Ended December 31,
	2012**	2011	2010	2009		2008	2007		2012**		2011		2010	2009		2008*
Net Asset Value, Beginning of Period	$13.75	$14.92	$12.12	$9.32		$17.95	$19.04		$13.63		$14.82		$12.07	$9.30		$15.70

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.02 †	0.04 †	0.02 †	0.02	†	0.01	(0.00	)(e)	(0.00	)†(e)	(0.00	)†(e)	(0.01)†	(0.01	)†	0.02
Net realized and unrealized gain (loss) on investments	1.52	(1.20)	2.79	2.78		(5.41)	2.87		1.51		(1.19)		2.76	2.78		(3.19)

Total from Investment Operations	1.54	(1.16)	2.81	2.80		(5.40)	2.87		1.51		(1.19)		2.75	2.77		(3.17)

Less Distributions from:
Net investment income	—	(0.01)	(0.01)	(0.00	)(e)	(0.03)	(0.25)		—		—		—	(0.00	)(e)	(0.03)
Net realized gain on investments	—	—	—	—		(3.20)	(3.71)		—		—		—	—		(3.20)

Total distributions	—	(0.01)	(0.01)	(0.00	)(e)	(3.23)	(3.96)		—		—		—	(0.00	)(e)	(3.23)

Net Asset Value, End of Period	$15.29	$13.75	$14.92	$12.12		$9.32	$17.95		$15.14		$13.63		$14.82	$12.07		$9.30

Total Return (b)	11.20%	(7.78)%	23.17%	30.07%		(35.14)%	15.41%		11.08%		(8.03)%		22.78%	29.96%		(26.06)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$143,899	$148,863	$128,115	$75,745		$45,842	$85,438		$34,907		$35,155		$40,627	$40,249		$31,137
Ratio to average net assets:
Net expenses (a)(c)(d)	0.93%	0.96%	0.99%	1.00%		1.00%	1.00%		1.18%		1.21%		1.24%	1.25%		1.25%
Gross expenses (a)(d)	0.93%	0.96%	0.99%	1.10%		1.21%	1.14%		1.18%		1.21%		1.24%	1.35%		1.47%
Net investment income (loss) (a)(c)(d)	0.22%	0.26%	0.17%	0.17%		0.05%	(0.17)%		(0.02)%		(0.00)%		(0.11)%	(0.09)%		0.02%
Portfolio turnover rate	24%	68%	69%	82%		104%	75%		24%		68%		69%	82%		104%

*	For the period March 7, 2008 (commencement of operations – Service Class Shares) through December 31, 2008.
**	For the six months ended June 30, 2012 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout the period:

	SC WMC Large Cap Growth Fund Initial Class Shares								SC WMC Large Cap Growth Fund Service Class Shares
	Years Ended December 31,								Years Ended December 31,
	2012**	2011	2010	2009	2008		2007*		2012**	2011		2010		2009	2008		2007
Net Asset Value, Beginning of Period	$9.24	$9.71	$8.15	$5.95	$10.65		$9.99		$9.18	$9.65		$8.10		$5.92	$10.63		$9.98

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.02 †	0.02 †	0.03 †	0.04 †	0.04		(0.00	)(e)	0.01 †	0.00	†(e)	0.01	†	0.03 †	0.02		(0.02)
Net realized and unrealized gain (loss) on investments	0.89	(0.46)	1.55	2.17	(4.74)		0.69		0.88	(0.46)		1.54		2.16	(4.73)		0.70

Total from Investment Operations	0.91	(0.44)	1.58	2.21	(4.70)		0.69		0.89	(0.46)		1.55		2.19	(4.71)		0.68

Less Distributions from:
Net investment income	—	(0.03)	(0.02)	(0.01)	—		—		—	(0.01)		(0.00	)(e)	(0.01)	—		—
Net realized gain on investments	—	—	—	—	(0.00	)(e)	(0.03)		—	—		—		—	(0.00	)(e)	(0.03)

Total distributions	—	(0.03)	(0.02)	(0.01)	(0.00	)(e)	(0.03)		—	(0.01)		(0.00	)(e)	(0.01)	(0.00	)(e)	(0.03)

Net Asset Value, End of Period	$10.15	$9.24	$9.71	$8.15	$5.95		$10.65		$10.07	$9.18		$9.65		$8.10	$5.92		$10.63

Total Return (b)	9.85%	(4.53)%	19.50%	37.23%	(44.12)%		6.88%		9.69%	(4.80)%		19.19%		37.08%	(44.30)%		6.78%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$173,846	$185,489	$172,338	$149,621	$34,599		$62,680		$16,556	$16,414		$18,782		$17,883	$15,518		$33,064
Ratios to average net assets:
Net expenses (a)(c)(d)	0.87%	0.88%	0.81%	0.81%	0.81%		0.81%		1.12%	1.12%		1.06%		1.06%	1.06%		1.06%
Gross expenses (a)(d)	0.87%	0.90%	0.92%	1.05%	1.17%		1.06%		1.12%	1.16%		1.17%		1.33%	1.43%		1.46%
Net investment income (loss) (a)(c)(d)	0.42%	0.26%	0.34%	0.60%	0.43%		0.01%		0.17%	0.00%		0.09%		0.46%	0.17%		(0.25)%
Portfolio turnover rate	25%	58%	77%	72%	265%		307%		25%	58%		77%		72%	265%		307%

*	For the period April 2, 2007 (commencement of operations – Initial Class Shares) through December 31, 2007.
**	For the six months ended June 30, 2012 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	Sun Capital Global Real Estate Fund Initial Class Shares						Sun Capital Global Real Estate Fund Service Class Shares
	Years Ended December 31,						Years Ended December 31,
	2012*	2011	2010	2009	2008	2007	2012*	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.75	$11.44	$11.23	$8.99	$18.24	$24.60	$10.84	$12.61	$12.25	$9.77	$19.66	$26.23

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.16 †	0.21 †	0.34 †	0.32 †	0.18	0.66	0.16 †	0.20 †	0.34 †	0.32 †	0.18	0.40
Net realized and unrealized gain (loss) on investments	1.27	(1.08)	1.28	2.35	(7.53)	(3.70)	1.41	(1.17)	1.40	2.56	(8.22)	(3.71)

Total from Investment Operations	1.43	(0.87)	1.62	2.67	(7.35)	(3.04)	1.57	(0.97)	1.74	2.88	(8.04)	(3.31)

Less Distributions from:
Net investment income	—	(0.82)	(1.41)	(0.36)	(0.39)	(0.36)	—	(0.80)	(1.38)	(0.33)	(0.34)	(0.30)
Net realized gain on investments	—	—	—	(0.07)	(1.51)	(2.96)	—	—	—	(0.07)	(1.51)	(2.96)

Total distributions	—	(0.82)	(1.41)	(0.43)	(1.90)	(3.32)	—	(0.80)	(1.38)	(0.40)	(1.85)	(3.26)

Net Asset Value, End of Period	$11.18	$9.75	$11.44	$11.23	$8.99	$18.24	$12.41	$10.84	$12.61	$12.25	$9.77	$19.66

Total Return (b)	14.67%	(7.59)%	15.28%	30.09%	(44.73)%	(13.13)%	14.48%	(7.74)%	14.94%	29.83%	(44.89)%	(13.34)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$93,023	$87,924	$111,981	$84,988	$45,841	$87,441	$116,208	$117,846	$142,500	$138,929	$126,838	$173,065
Ratios to average net assets:
Net expenses (a)(c)(d)	1.06%	1.10%	1.10%	1.10%	1.10%	1.10%	1.31%	1.35%	1.35%	1.35%	1.35%	1.35%
Gross expenses (a)(d)	1.13%	1.15%	1.11%	1.17%	1.23%	1.18%	1.38%	1.41%	1.37%	1.43%	1.48%	1.43%
Net investment income (loss) (a)(c)(d)	2.95%	1.89%	3.07%	3.52%	1.28%	2.65%	2.66%	1.60%	2.80%	3.33%	1.15%	2.82%
Portfolio turnover rate	18%	27%	40%	110%	76%	25%	18%	27%	40%	110%	76%	25%

*	For the six months ended June 30, 2012 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC Ibbotson Tactical Opportunities Fund Initial Class Shares
	Years Ended December 31,
	2012**	2011	2010*
Net Asset Value, Beginning of Period	$9.83	$10.52	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.08 †	0.10 †	0.09 †
Net realized and unrealized gain (loss) on investments	0.15	(0.71)	0.43

Total from Investment Operations	0.23	(0.61)	0.52

Less Distributions from:
Net investment income	—	(0.07)	—
Net realized gain on investments	—	(0.01)	—

Total distributions	—	(0.08)	—

Net Asset Value, End of Period	$10.06	$9.83	$10.52

Total Return (b)	2.34%	(5.75)%	5.20%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$601,382	$572,486	$455,423
Ratios to average net assets:
Net expenses (a)(c)(d)(e)	0.43%	0.45%	0.50%
Gross expenses (a)(d)(e)	0.43%	0.45%	0.60%
Net investment income (loss) (a)(c)(d)(e)	1.69%	0.97%	7.56%
Portfolio turnover rate (f)	106%	156%	17%

*	For the period November 15, 2010 (commencement of operations) to December 31, 2010.
**	For the six months ended June 30, 2012 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Does not include the portfolio turnover activity of the underlying funds in which the Fund invests.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	Sun Capital Investment Grade Bond Fund Initial Class Shares						Sun Capital Investment Grade Bond Fund Service Class Shares
	Years Ended December 31,						Years Ended December 31,
	2012*	2011	2010	2009	2008	2007	2012*	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.54	$9.39	$9.06	$7.84	$9.48	$9.62	$9.61	$9.46	$9.12	$7.90	$9.55	$9.69

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.11 †	0.28 †	0.32 †	0.39 †	0.51	0.49	0.10 †	0.26 †	0.30 †	0.37 †	0.49	0.47
Net realized and unrealized gain (loss) on investments	0.24	0.37	0.37	1.23	(1.65)	(0.14)	0.24	0.37	0.38	1.23	(1.66)	(0.14)

Total from Investment Operations	0.35	0.65	0.69	1.62	(1.14)	0.35	0.34	0.63	0.68	1.60	(1.17)	0.33

Less Distributions from:
Net investment income	(0.13)	(0.30)	(0.33)	(0.39)	(0.50)	(0.49)	(0.12)	(0.28)	(0.31)	(0.37)	(0.48)	(0.47)
Net realized gain on investments	—	(0.20)	(0.03)	(0.01)	—	—	—	(0.20)	(0.03)	(0.01)	—	—

Total distributions	(0.13)	(0.50)	(0.36)	(0.40)	(0.50)	(0.49)	(0.12)	(0.48)	(0.34)	(0.38)	(0.48)	(0.47)

Net Asset Value, End of Period	$9.76	$9.54	$9.39	$9.06	$7.84	$9.48	$9.83	$9.61	$9.46	$9.12	$7.90	$9.55

Total Return (b)	3.70%	7.06%	7.67%	21.00%	(12.47)%	3.75%	3.56%	6.77%	7.49%	20.58%	(12.67)%	3.51%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$310,273	$307,975	$245,190	$136,827	$35,941	$40,696	$186,514	$177,740	$127,925	$64,213	$21,189	$25,460
Ratios to average net assets:
Net expenses (a)(c)(d)	0.69%	0.71%	0.73%	0.75%	0.75%	0.75%	0.94%	0.96%	0.98%	1.00%	1.00%	1.00%
Gross expenses (a)(d)	0.69%	0.71%	0.73%	0.84%	1.06%	1.00%	0.94%	0.96%	0.98%	1.10%	1.31%	1.24%
Net investment income (loss) (a)(c)(d)	2.23%	2.93%	3.47%	4.49%	5.70%	5.10%	1.97%	2.67%	3.22%	4.25%	5.45%	4.89%
Portfolio turnover rate (e)	65%	96%	90%	99%	30%	46%	65%	96%	90%	99%	30%	46%

*	For the six months ended June 30, 2012 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Excludes mortgage dollar roll transactions.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	Sun Capital Money Market Fund Initial Class Shares										Sun Capital Money Market Fund Service Class Shares
	Years Ended December 31,										Years Ended December 31,
	2012*		2011		2010		2009		2008	2007	2012*		2011		2010		2009		2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.00	(e)†	0.00	(e)†	0.00	(e)†	0.00	(e)†	0.02	0.05	0.00	(e)†	0.00	(e)†	0.00	(e)†	0.00	(e)†	0.02	0.05
Net realized and unrealized gain (loss) on investments	0.00	(e)	0.00	(e)	0.00	(e)	0.00	(e)	0.00 (e)	0.00 (e)	0.00	(e)	0.00	(e)	0.00	(e)	0.00	(e)	0.00 (e)	—

Total from Investment Operations	0.00	(e)	0.00	(e)	0.00	(e)	0.00	(e)	0.02	0.05	0.00	(e)	0.00	(e)	0.00	(e)	0.00	(e)	0.02	0.05

Less Distributions from:
Net investment income	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	(0.02)	(0.05)	—		—		—		(0.00	)(e)	(0.02)	(0.05)
Net realized gain on investments	—		(0.00	)(e)	—		—		—	—	—		(0.00	)(e)	—		—		—	—

Total distributions	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	(0.02)	(0.05)	—		(0.00	)(e)	—		(0.00	)(e)	(0.02)	(0.05)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Total Return (b)	0.06%		0.15%		0.19%		0.25%		2.25%	4.87%	0.00%		0.00%		0.00%		0.02%		2.00%	4.61%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$58,703		$64,198		$67,785		$88,013		$150,416	$129,112	$129,949		$158,944		$118,701		$116,282		$54,108	$1,740
Ratios to average net assets:
Net expenses (a)(c)(d)	0.00%		0.00%		0.03%		0.20%		0.50%	0.50%	0.12%		0.14%		0.22%		0.38%		0.75%	0.75%
Gross expenses (a)(d)	0.62%		0.65%		0.66%		0.72%		0.81%	0.76%	0.87%		0.90%		0.91%		0.94%		1.10%	1.00%
Net investment income (loss) (a)(c)(d)	0.12%		0.15%		0.19%		0.25%		2.19%	4.76%	0.00%		0.00%		0.00%		0.01%		1.34%	4.50%
Portfolio turnover rate	N/A		N/A		N/A		N/A		N/A	N/A	N/A		N/A		N/A		N/A		N/A	N/A

*	For the six months ended June 30, 2012 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC BlackRock Inflation Protected Bond Fund Initial Class Shares						SC BlackRock Inflation Protected Bond Fund Service Class Shares
	Years Ended December 31,						Years Ended December 31,
	2012**	2011	2010	2009	2008*		2012**	2011	2010	2009	2008*
Net Asset Value, Beginning of Period	$11.34	$10.64	$10.34	$9.87	$10.00		$11.31	$10.61	$10.32	$9.87	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (e)	0.08 †	0.25 †	0.14 †	0.24 †	(0.05)		0.08 †	0.20 †	0.12 †	0.21 †	(0.06)
Net realized and unrealized gain (loss) on investments	0.36	1.00	0.40	0.61	(0.05	)(c)	0.35	1.03	0.38	0.60	(0.04	)(c)

Total from Investment Operations	0.44	1.25	0.54	0.85	(0.10)		0.43	1.23	0.50	0.81	(0.10)

Less Distributions from:
Net investment income	(0.08)	(0.26)	(0.14)	(0.22)	(0.03)		(0.08)	(0.24)	(0.11)	(0.20)	(0.03)
Net realized gain on investments	—	(0.29)	(0.10)	(0.16)	—		—	(0.29)	(0.10)	(0.16)	—

Total distributions	(0.08)	(0.55)	(0.24)	(0.38)	(0.03)		(0.08)	(0.53)	(0.21)	(0.36)	(0.03)

Net Asset Value, End of Period	$11.70	$11.34	$10.64	$10.34	$9.87		$11.66	$11.31	$10.61	$10.32	$9.87

Total Return (b)	3.91%	11.90%	5.24%	8.72%	(0.95)%		3.76%	11.70%	4.91%	8.34%	(0.96)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$212,197	$264,474	$217,591	$106,264	$8,311		$294,564	$280,788	$161,359	$78,839	$4,276
Ratio to average net assets:
Net expenses (a)(d)(e)	0.66%	0.65%	0.65%	0.65%	0.65%		0.91%	0.90%	0.90%	0.90%	0.90%
Gross expenses (a)(e)	0.66%	0.66%	0.66%	0.66%	0.68%		0.91%	0.91%	0.91%	0.91%	0.93%
Net investment income (loss) (a)(d)(e)	1.45%	2.23%	1.34%	2.33%	(4.63)%		1.42%	1.78%	1.09%	2.07%	(4.60)%
Portfolio turnover rate	288%	430%	388%	278%	85%		288%	430%	388%	278%	85%

*	For the period October 1, 2008 (commencement of operations) to December 31, 2008.
**	For the six months ended June 30, 2012 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	The amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the fund.
(d)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(e)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC Goldman Sachs Short Duration Fund Initial Class Shares						SC Goldman Sachs Short Duration Fund Service Class Shares
	Years Ended December 31,						Years Ended December 31,
	2012**	2011		2010	2009	2008*	2012**	2011		2010	2009	2008*
Net Asset Value, Beginning of Period	$10.18	$10.31		$10.23	$10.13	$10.00	$10.17	$10.31		$10.23	$10.13	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.06 †	0.12	†	0.14 †	0.19 †	0.16	0.04 †	0.09	†	0.11 †	0.17 †	0.14
Net realized and unrealized gain (loss) on investments	0.04	(0.07)		0.11	0.19	0.16	0.06	(0.07)		0.11	0.18	0.16

Total from Investment Operations	0.10	0.05		0.25	0.38	0.32	0.10	0.02		0.22	0.35	0.30

Less Distributions from:
Net investment income	(0.06)	(0.12)		(0.16)	(0.21)	(0.16)	(0.05)	(0.10)		(0.13)	(0.18)	(0.14)
Net realized gain on investments	—	(0.06)		(0.01)	(0.07)	(0.03)	—	(0.06)		(0.01)	(0.07)	(0.03)
Capital	—	(0.00	)(e)	—	—	—	—	(0.00	)(e)	—	—	—

Total distributions	(0.06)	(0.18)		(0.17)	(0.28)	(0.19)	(0.05)	(0.16)		(0.14)	(0.25)	(0.17)

Net Asset Value, End of Period	$10.22	$10.18		$10.31	$10.23	$10.13	$10.22	$10.17		$10.31	$10.23	$10.13

Total Return (b)	1.00%	0.53%		2.41%	3.78%	3.22%	0.98%	0.17%		2.16%	3.52%	3.00%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$1,093,747	$993,705		$1,004,464	$869,648	$54,602	$182,882	$191,313		$149,752	$107,329	$63,422
Ratio to average net assets:
Net expenses (a)(c)(d)	0.65%	0.65%		0.65%	0.65%	0.65%	0.90%	0.90%		0.90%	0.90%	0.90%
Gross expenses (a)(d)	0.65%	0.65%		0.65%	0.65%	0.68%	0.90%	0.90%		0.90%	0.90%	0.92%
Net investment income (loss) (a)(c)(d)	1.13%	1.14%		1.32%	1.82%	2.34%	0.87%	0.89%		1.05%	1.66%	1.95%
Portfolio turnover rate	207%	154%		122%	231%	333%	207%	154%		122%	231%	333%

*	For the period March 7, 2008 (commencement of operations) to December 31, 2008.
**	For the six months ended June 30, 2012 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC PIMCO High Yield Fund Initial Class Shares					SC PIMCO High Yield Fund Service Class Shares
	Years Ended December 31,					Years Ended December 31,
	2012**	2011	2010	2009	2008*	2012**	2011	2010	2009	2008*
Net Asset Value, Beginning of Period	$9.26	$9.83	$9.46	$8.07	$10.00	$9.26	$9.83	$9.46	$8.07	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.30 †	0.68 †	0.72 †	0.75 †	0.53	0.29 †	0.66 †	0.70 †	0.72 †	0.51
Net realized and unrealized gain (loss) on investments	0.30	(0.28)	0.44	1.62	(1.85)	0.30	(0.29)	0.43	1.62	(1.85)

Total from Investment Operations	0.60	0.40	1.16	2.37	(1.32)	0.59	0.37	1.13	2.34	(1.34)

Less Distributions from:
Net investment income	(0.30)	(0.72)	(0.72)	(0.74)	(0.55)	(0.29)	(0.69)	(0.69)	(0.71)	(0.53)
Net realized gain on investments	—	(0.25)	(0.07)	(0.24)	(0.06)	—	(0.25)	(0.07)	(0.24)	(0.06)

Total distributions	(0.30)	(0.97)	(0.79)	(0.98)	(0.61)	(0.29)	(0.94)	(0.76)	(0.95)	(0.59)

Net Asset Value, End of Period	$9.56	$9.26	$9.83	$9.46	$8.07	$9.56	$9.26	$9.83	$9.46	$8.07

Total Return (b)	6.55%	4.26%	12.68%	30.67%	(13.74)%	6.42%	4.01%	12.40%	30.34%	(13.92)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$136,504	$132,253	$140,327	$92,422	$3,134	$31,905	$30,874	$32,225	$24,680	$12,300
Ratio to average net assets:
Net expenses (a)(c)(d)	0.75%	0.75%	0.75%	0.75%	0.75%	1.00%	1.00%	1.00%	1.00%	1.00%
Gross expenses (a)(d)	0.75%	0.75%	0.75%	0.75%	0.77%	1.00%	1.00%	1.00%	1.00%	1.03%
Net investment income (loss) (a)(c)(d)	6.37%	7.05%	7.42%	8.45%	6.74%	6.12%	6.80%	7.19%	8.19%	7.18%
Portfolio turnover rate	10%	35%	28%	190%	75%	10%	35%	28%	190%	75%

*	For the period March 7, 2008 (commencement of operations) to December 31, 2008.
**	For the six months ended June 30, 2012 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC PIMCO Total Return Fund Initial Class Shares							SC PIMCO Total Return Fund Service Class Shares
	Years Ended December 31,							Years Ended December 31,
	2012**		2011	2010	2009	2008*		2012**		2011	2010	2009	2008*
Net Asset Value, Beginning of Period	$11.39		$11.58	$11.04	$10.55	$10.00		$11.38		$11.58	$11.04	$10.55	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	0.15	†	0.27 †	0.22 †	0.27 †	0.03		0.14	†	0.24 †	0.19 †	0.24 †	0.02
Net realized and unrealized gain (loss) on investments	0.38		0.15	0.61	0.65	0.55		0.39		0.14	0.61	0.65	0.55

Total from Investment Operations	0.53		0.42	0.83	0.92	0.58		0.53		0.38	0.80	0.89	0.57

Less Distributions from:
Net investment income	(0.17)		(0.31)	(0.25)	(0.29)	(0.03)		(0.16)		(0.28)	(0.22)	(0.26)	(0.02)
Net realized gain on investments	—		(0.30)	(0.04)	(0.14)	(0.00	)(e)	—		(0.30)	(0.04)	(0.14)	(0.00	)(e)

Total distributions	(0.17)		(0.61)	(0.29)	(0.43)	(0.03)		(0.16)		(0.58)	(0.26)	(0.40)	(0.02)

Net Asset Value, End of Period	$11.75		$11.39	$11.58	$11.04	$10.55		$11.75		$11.38	$11.58	$11.04	$10.55

Total Return (b)	4.69%		3.70%	7.53%	8.89%	5.82%		4.66%		3.35%	7.27%	8.62%	5.76%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$322,193		$361,694	$273,150	$144,812	$13,823		$749,793		$704,916	$483,257	$243,743	$18,397
Ratio to average net assets:
Net expenses (a)(c)(d)	0.67%		0.65%	0.65%	0.65%	0.65%		0.92%		0.90%	0.90%	0.90%	0.90%
Net expenses excluding interest expense (a)(c)(d)	0.66%		0.65%	0.65%	0.65%	0.65%		0.91%		0.90%	0.90%	0.90%	0.90%
Gross expenses (a)(d)	0.67%		0.66%	0.66%	0.66%	0.68%		0.92%		0.91%	0.91%	0.91%	0.93%
Gross expenses excluding interest expense (a)(c)(d)	0.66%		0.66%	0.66%	0.66%	0.68%		0.91%		0.91%	0.91%	0.91%	0.93%
Net investment income (loss) (a)(c)(d)	2.60%		2.33%	1.93%	2.44%	1.19%		2.36%		2.09%	1.67%	2.15%	0.97%
Portfolio turnover rate	119	%(f)	551%	493%	496%	181%		119	%(f)	551%	493%	496%	181%

*	For the period October 1, 2008 (commencement of operations) to December 31, 2008.
**	For the six months ended June 30, 2012 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(d)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(e)	Amount is less than $0.005 per share.
(f)	Excludes U.S. Treasury roll transactions.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC Ibbotson Balanced Fund Initial Class Shares							SC Ibbotson Balanced Fund Service Class Shares
	Years Ended December 31,							Years Ended December 31,
	2012**	2011	2010	2009		2008*		2012**	2011	2010	2009		2008*
Net Asset Value, Beginning of Period	$11.60	$12.37	$11.21	$9.07		$10.00		$11.58	$12.35	$11.20	$9.06		$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (e)	0.05 †	0.20 †	0.20 †	0.20	†	0.02		0.03 †	0.16 †	0.15 †	0.17	†	0.01
Net realized and unrealized gain (loss) on investments	0.52	(0.40)	1.15	1.97		(0.95	)(c)	0.53	(0.39)	1.16	1.97		(0.95	)(c)

Total from Investment Operations	0.57	(0.20)	1.35	2.17		(0.93)		0.56	(0.23)	1.31	2.14		(0.94)

Less Distributions from:
Net investment income	—	(0.17)	(0.13)	(0.03)		—		—	(0.14)	(0.10)	(0.00	)(h)	—
Net realized gain on investments	—	(0.40)	(0.06)	(0.00	)(h)	—		—	(0.40)	(0.06)	(0.00	)(h)	—

Total distributions	—	(0.57)	(0.19)	(0.03)		—		—	(0.54)	(0.16)	(0.00	)(h)	—

Net Asset Value, End of Period	$12.17	$11.60	$12.37	$11.21		$9.07		$12.14	$11.58	$12.35	$11.20		$9.06

Total Return (b)	4.91%	(1.56)%	12.18%	23.91%		(9.30)%		4.84%	(1.81)%	11.82%	23.65%		(9.40)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$3,557	$3,150	$1,687	$442		$56		$1,934,786	$1,850,101	$1,444,241	$566,276		$38,747
Ratio to average net assets:
Net expenses (a)(d)(e)(f)	0.16%	0.19%	0.20%	0.20%		0.20%		0.41%	0.44%	0.45%	0.45%		0.45%
Gross expenses (a)(e)(f)	0.16%	0.19%	0.21%	0.28%		16.72%		0.41%	0.44%	0.46%	0.52%		2.11%
Net investment income (loss) (a)(d)(e)(f)	0.78%	1.61%	1.75%	1.95%		0.88%		0.53%	1.32%	1.30%	1.69%		1.82%
Portfolio turnover rate (g)	8%	7%	27%	14%		0%		8%	7%	27%	14%		0%

*	For the period October 1, 2008 (commencement of operations) to December 31, 2008.
**	For the six months ended June 30, 2012 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	The amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the fund.
(d)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(e)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Does not include the portfolio turnover activity of the underlying funds in which the Fund invests.
(h)	Amount is less than $0.005.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC Ibbotson Conservative Fund Initial Class Shares							SC Ibbotson Conservative Fund Service Class Shares
	Years Ended December 31,							Years Ended December 31,
	2012**	2011	2010	2009		2008*		2012**	2011	2010	2009		2008*
Net Asset Value, Beginning of Period	$11.47	$11.79	$10.94	$9.19		$10.00		$11.46	$11.79	$10.94	$9.18		$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (e)	0.07 †	0.19 †	0.14 †	0.33	†	0.03		0.05 †	0.18 †	0.13 †	0.20	†	0.02
Net realized and unrealized gain (loss) on investments	0.43	(0.08)	0.94	1.45		(0.84	)(c)	0.45	(0.11)	0.92	1.56		(0.84	)(c)

Total from Investment Operations	0.50	0.11	1.08	1.78		(0.81)		0.50	0.07	1.05	1.76		(0.82)

Less Distributions from:
Net investment income	—	(0.17)	(0.16)	(0.03)		—		—	(0.14)	(0.13)	(0.00	)(h)	—
Net realized gain on investments	—	(0.26)	(0.07)	(0.00	)(h)	—		—	(0.26)	(0.07)	(0.00	)(h)	—

Total distributions	—	(0.43)	(0.23)	(0.03)		—		—	(0.40)	(0.20)	(0.00	)(h)	—

Net Asset Value, End of Period	$11.97	$11.47	$11.79	$10.94		$9.19		$11.96	$11.46	$11.79	$10.94		$9.18

Total Return (b)	4.36%	0.97%	9.92%	19.37%		(8.10)%		4.36%	0.63%	9.64%	19.22%		(8.20)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$5,553	$5,505	$5,053	$1,708		$46		$954,249	$944,392	$756,690	$364,790		$33,974
Ratio to average net assets:
Net expenses (a)(d)(e)(f)	0.18%	0.20%	0.20%	0.20%		0.20%		0.43%	0.45%	0.45%	0.45%		0.45%
Gross expenses (a)(e)(f)	0.18%	0.20%	0.21%	0.26%		17.09%		0.43%	0.45%	0.47%	0.53%		2.12%
Net investment income (loss) (a)(d)(e)(f)	1.16%	1.57%	1.27%	3.15%		1.15%		0.91%	1.52%	1.18%	2.01%		2.22%
Portfolio turnover rate (g)	8%	7%	16%	12%		1%		8%	7%	16%	12%		1%

*	For the period October 1, 2008 (commencement of operations) to December 31, 2008.
**	For the six months ended June 30, 2012 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	The amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the fund.
(d)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(e)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Does not include the portfolio turnover activity of the underlying funds in which the Fund invests.
(h)	Amount is less than $0.005.

FINANCIAL HIGHLIGHTS (Continued)
Sun Capital Advisers Trust

Selected data for a share outstanding throughout each period:

	SC Ibbotson Growth Fund Initial Class Shares							SC Ibbotson Growth Fund Service Class Shares
	Years Ended December 31,							Years Ended December 31,
	2012**	2011	2010	2009		2008*		2012**		2011	2010	2009		2008*
Net Asset Value, Beginning of Period	$10.70	$12.47	$11.25	$8.87		$10.00		$10.70		$12.47	$11.24	$8.87		$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (e)	0.02 †	0.16 †	0.18 †	0.06	†	0.02		0.00	†(h)	0.10 †	0.12 †	0.12	†	0.01
Net realized and unrealized gain (loss) on investments	0.60	(0.64)	1.34	2.35		(1.15	)(c)	0.60		(0.61)	1.38	2.25		(1.14	)(c)

Total from Investment Operations	0.62	(0.48)	1.52	2.41		(1.13)		0.60		(0.51)	1.50	2.37		(1.13)

Less Distributions from:
Net investment income	—	(0.23)	(0.18)	(0.03)		—		—		(0.20)	(0.15)	(0.00	)(h)	—
Net realized gain on investments	—	(1.06)	(0.12)	(0.00	)(h)	—		—		(1.06)	(0.12)	(0.00	)(h)	—

Total distributions	—	(1.29)	(0.30)	(0.03)		—		—		(1.26)	(0.27)	(0.00	)(h)	—

Net Asset Value, End of Period	$11.32	$10.70	$12.47	$11.25		$8.87		$11.30		$10.70	$12.47	$11.24		$8.87

Total Return (b)	5.79%	(3.66)%	13.80%	27.17%		(11.30)%		5.61%		(3.90)%	13.61%	26.75%		(11.30)%

Ratios and Supplemental Data:
Net Assets, End of Period (000’s)	$2,860	$2,143	$1,616	$292		$92		$550,144		$546,019	$588,923	$448,441		$33,191
Ratio to average net assets:
Net expenses (a)(d)(e)(f)	0.19%	0.21%	0.20%	0.20%		0.20%		0.44%		0.45%	0.45%	0.45%		0.45%
Gross expenses (a)(e)(f)	0.19%	0.21%	0.22%	0.30%		14.32%		0.44%		0.46%	0.47%	0.53%		2.08%
Net investment income (loss) (a)(d)(e)(f)	0.29%	1.34%	1.54%	0.61%		1.20%		0.04%		0.86%	1.03%	1.18%		1.53%
Portfolio turnover rate (g)	9%	16%	38%	16%		7%		9%		16%	38%	16%		7%

*	For the period October 1, 2008 (commencement of operations) to December 31, 2008.
**	For the six months ended June 30, 2012 (Unaudited).
†	Based on average shares outstanding during the period.
(a)	Annualized for periods of less than one year.
(b)	Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(c)	The amount shown for a share outstanding does not correspond with the net realized and unrealized gain (loss) on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the fund.
(d)	Such percentages are after advisory fee or unified management fee waivers and expense reimbursements, as applicable.
(e)	Does not include any insurance charges imposed in connection with your variable insurance contract.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Does not include the portfolio turnover activity of the underlying funds in which the Fund invests.
(h)	Amount is less than $0.005.

NOTES TO FINANCIAL STATEMENTS (Unaudited)	Sun Capital Advisers Trust

1. ORGANIZATION

Sun Capital Advisers Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust under the laws of Delaware by an Agreement and Declaration of Trust dated July 13, 1998. It currently consists of twenty two funds (each referred to as a “Fund” and, collectively, as “the Funds”). Three of the Funds, SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund, are affiliated “Fund-of-Funds”, which invest in other Funds of the Trust and in other mutual funds managed by MFS, an affiliate of the investment adviser to each Fund of the Trust, Sun Capital Advisers LLC (the “Adviser”). The three Fund-of-Funds and each of the other Funds other than SC Ibbotson Tactical Opportunities Fund (the “Ibbotson Tactical Opportunities Fund”) are offered to variable annuity and variable life insurance separate accounts established by affiliated insurance companies to fund variable annuity contracts and variable life insurance policies. The Ibbotson Tactical Opportunities Fund, a Fund-of-exchange traded funds, is not available for investment by contract holders but serves exclusively as an investment option designed to implement a tactical strategy for the three Fund-of-Funds.

Effective December 30, 2011, the affiliated insurance companies that invest in the Funds discontinued selling new variable annuities and variable life insurance policies. These companies, Sun Life Assurance Company of Canada (U.S.) (“Sun Life (U.S.)”) and Sun Life Insurance and Annuity Company of New York (“Sun Life (N.Y.)”), are indirect wholly owned subsidiaries of Sun Life Financial Inc. (“Sun Life Financial”), a publicly traded holding company.

Each of the Funds is an open-end mutual fund under the 1940 Act. Each is classified as a diversified mutual fund except for Sun Capital Global Real Estate Fund and SC BlackRock Inflation Protected Bond Fund, which are classified as non-diversified mutual funds. Each Fund, except for the Ibbotson Tactical Opportunities Fund, offers Initial Class Shares and Service Class Shares. The Ibbotson Tactical Opportunities Fund offers only Initial Class Shares. The Funds are:

SC AllianceBernstein International Value Fund (“AllianceBernstein International Value Fund”)

SC BlackRock International Index Fund (“BlackRock International Index Fund”)

SC BlackRock Large Cap Index Fund (“BlackRock Large Cap Index Fund”)

SC BlackRock Small Cap Index Fund (“BlackRock Small Cap Index Fund”)

SC Goldman Sachs Mid Cap Value Fund (“Goldman Sachs Mid Cap Value Fund”)

SC Columbia Small Cap Value Fund (“Columbia Small Cap Value Fund”)

SC Davis Venture Value Fund (“Davis Venture Value Fund”)

SC Invesco Small Cap Growth Fund (“Invesco Small Cap Growth Fund”)

SC Lord Abbett Growth & Income Fund (“Lord Abbett Growth & Income Fund”)

SC WMC Blue Chip Mid Cap Fund (“WMC Blue Chip Mid Cap Fund”)

SC WMC Large Cap Growth Fund (“WMC Large Cap Growth Fund”)

Sun Capital Global Real Estate Fund (“Global Real Estate Fund”)

SC Ibbotson Tactical Opportunities Fund (“Ibbotson Tactical Opportunities Fund”)

Sun Capital Investment Grade Bond Fund (“Investment Grade Bond Fund”)

Sun Capital Money Market Fund (“Money Market Fund”)

SC BlackRock Inflation Protected Bond Fund (“BlackRock Inflation Protected Bond Fund”)

SC Goldman Sachs Short Duration Fund (“Goldman Sachs Short Duration Fund”)

SC PIMCO High Yield Fund (“PIMCO High Yield Fund”)

SC PIMCO Total Return Fund (“PIMCO Total Return Fund”)

SC Ibbotson Balanced Fund (“Ibbotson Balanced Fund”)

SC Ibbotson Conservative Fund (“Ibbotson Conservative Fund”)

SC Ibbotson Growth Fund (“Ibbotson Growth Fund”)

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

Each Fund-of-Funds seeks to achieve its objective by investing in a portfolio of underlying affiliated funds (“underlying funds”) which, in turn, may invest in a variety of U.S. and foreign equity, fixed income, money market and derivative instruments, or exchange-traded funds. The Fund-of-Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the Fund-of-Funds, within their principal investment strategies, may represent a significant portion of the underlying funds’ net assets. Each Fund-of-Funds’ “Portfolio of Investments” lists the underlying funds held as an investment of the Fund-of-Funds as of period end, but does not include the holdings of the underlying funds. A complete list of the holdings of each underlying fund, as well as the financial statements of each underlying fund, each as of June 30, 2012, are available at the SEC’s website at www.sec.gov if not already provided in this report under the name of the underlying fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

a) Determination of Net Asset Value

The net asset value per share (“NAV”) of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (a “valuation day”). If the New York Stock Exchange closes early for any reason, each Fund will accelerate the determination of its NAV to that earlier time.

b) Valuation of Investments

U.S. GAAP defines the fair value of a financial instrument as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

Valuation techniques of the Funds’ major categories of assets and liabilities are as follows:

Investments in securities and option contracts listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price on the day of valuation. Securities and option contracts listed on any other U.S. or foreign exchanges are valued at the last sale price on the exchange or system in which they are principally traded on the valuation date, or if no sales occurred on that day, at the mean between the closing bid and asked prices. Over-the-counter (OTC) equity securities not quoted on the NASDAQ are valued at the last sale price on the valuation day, or, if no sale occurs, at the mean between the last bid and asked prices. If both bid and asked prices are not available on the valuation day, the last bid price is used to value securities and purchased option contracts and the last asked price is used to value written option contracts.

Debt securities are valued by a dealer or by a pricing service based upon a computerized matrix system, which considers market transactions and dealer supplied valuations. The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and adjusted credit default swap spreads. The fair value of asset backed and mortgage backed securities is estimated using models that consider the future cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The fair value of U.S. Government and agency securities are normally estimated using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data.

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

Short-term securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Investments in open end mutual funds and underlying funds are valued at their daily closing NAV as reported by the investment company. Securities for which current market quotations are not readily available or are considered unreliable are stated at fair value as determined in good faith by an Internal Pricing Committee under the oversight of the Trust’s Board of Trustees.

The close of foreign exchanges before the determination of each Fund’s NAV gives rise to the possibility that significant events, including broad market moves, may have occurred after these foreign exchanges close but before the Funds determine their NAVs. In consideration of this, the Board of Trustees has approved an independent pricing vendor to facilitate the fair value process of equity securities traded on particular foreign exchanges. The independent pricing service considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, futures, exchange-traded funds (“ETFs”), and the movements of certain indexes of securities based on a statistical analysis of the historical relationship. The frequency with which this fair value process is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under this fair value process may differ from published prices for the same securities.

Exchange traded futures and exchange traded options on futures contracts are valued at the settlement price determined by the relevant exchange. OTC swap contracts, OTC options and swaptions are valued daily based upon quotations from an independent pricing vendor. Depending on the product and the terms of the transaction, the fair value of the OTC derivatives can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies used do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets. Swaps that are executed on trade facility platforms, such as a registered exchange (“centrally cleared swap”), are valued at settlement price as determined by that exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and LIBOR forward rate.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service.

In accordance with Rule 2a-7 under the 1940 Act, the Money Market Fund values its securities initially at cost, and thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost normally approximates fair value.

In accordance with U.S. GAAP, the Funds have categorized their financial instruments, based on priority of the inputs to the valuation technique, into a three-level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Funds utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. If the inputs used to measure fair value for a security fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The three-tier hierarchy of fair value measurements is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets or liabilities

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

The types of assets and liabilities utilizing Level 1 valuations generally include exchange traded domestic and certain foreign equities, listed derivatives (such as futures and options), investments in open end mutual funds, including ETFs, with quoted market prices and certain OTC actively traded U.S. Treasury securities.

Level 2 – significant other observable inputs, including:

a)	Quoted prices for identical or similar assets or liabilities in active and non-active markets,

b)	Inputs other than quoted market prices that are observable, and

c)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

The types of assets and liabilities utilizing Level 2 valuations generally include debt securities such as U.S. Government agency obligations, U.S. Government guaranteed notes, foreign government obligations, municipal bonds, mortgage backed securities, asset backed securities, collateralized mortgage obligations, corporate debt obligations, bank loan obligations, certificates of deposit and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, foreign forward currency exchange contracts, centrally cleared swaps and equity-linked securities; and certain foreign equity securities and derivatives traded on particular foreign exchanges that close before the Funds determine their NAVs.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets or liabilities)

Generally, the types of assets and liabilities utilizing Level 3 valuations include securities whose trading has been suspended or which has been de-listed from its primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; or securities and certain derivatives valued by broker quotes which may include brokers’ assumptions about the assumptions a market participant would use.

The tables summarizing the inputs used to value the Fund’s assets and liabilities measured at fair value as of June 30, 2012 and transfers among levels, if any, are incorporated within each Fund’s Portfolio of Investments. During the six months ended June 30, 2012, there were no significant changes to valuation techniques described above and the related inputs.

c) Investment Transactions and Income

Investment security transactions are accounted for as of trade date. Dividend income from securities and dividend and capital gain distributions from affiliated underlying funds are recorded on the ex-dividend date (net of foreign withholding taxes, as applicable). Non-cash dividends included in income, if any, are recorded at fair market value of securities received. Interest income is recorded on the accrual basis (net of foreign withholding taxes, as applicable). Discounts and premiums on debt securities are amortized using the interest method.

Upon notification from issuers some dividend income received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investment and/or realized gain. Realized gains and losses from security transactions are determined on the basis of identified cost for both financial statement and federal income tax purposes. Investment income, realized and unrealized gains and losses are allocated pro rata on the basis of relative net assets to both classes of shares of such Fund.

d) Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a particular Fund are allocated among the affected Funds on the basis of relative net assets. Expenses directly attributable to a particular share class of a Fund are charged directly to such class. All other expenses are borne pro rata on the basis of relative net assets by both classes of shares of such Fund.

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

e) Foreign Currency Translation and Foreign Investments

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and assets and liabilities in foreign currencies. Net realized gains and losses on foreign currency transactions include disposition of foreign currencies, net gains or losses from assets or liabilities denominated in foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

f) New Accounting Pronouncements

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the ASU’s adoption on the Funds’ financial statement disclosures.

3. SECURITIES AND OTHER INVESTMENTS

a) Mortgage Dollar Roll Transactions

Certain Funds may enter into mortgage dollar roll (“MDR”) transactions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of mortgage-backed securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price on a specified future date. The Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale, and realizes gains and losses on these transactions. The Fund receives compensation as a “drop”. The “drop” represents the difference between the selling price and the repurchase price for the mortgage-backed securities and is reflected in the unrealized gain/loss of the security repurchased. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. A Fund will only enter into “covered” rolls. A “covered” roll is a specific type of dollar roll for which there is an offsetting cash position or liquid security position.

Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those similar securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll “drop” may not exceed interest foregone. As of June 30, 2012, only Investment Grade Bond Fund had open MDR transactions that were made through “To Be Announced” securities.

b) Treasury Roll Transactions

Certain Funds may enter into treasury roll transactions in which a Fund sells a Treasury security to a counterparty with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and future settlement date. For U.S. GAAP purposes, effective January 1, 2012, a treasury roll transaction is accounted for as a secured borrowing, and not as a purchase or sale. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as Deferred Treasury Roll Payable on the Statement of Assets and

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

Liabilities. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The difference between the sale price and the repurchase price, recognized within net investment income and commonly known as the “price drop,” consists of i) the foregone interest the Fund would have otherwise received had the security not been sold and ii) the negotiated financing terms between the Fund and the counterparty. Foregone interest is recorded over the term of the roll as interest income on the Statement of Operations. Interest payments made according to the negotiated financing terms by the Fund to counterparties are recorded as interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in additional income to the Fund.

Treasury roll transactions involve the risk that the market value of the securities that the Fund is required to repurchase may be less than the agreed upon repurchase price or that the return earned by the Fund on the investment purchased with the cash received in the treasury roll transaction may not exceed interest expense incurred with respect to the borrowings.

As of June 30, 2012, only the PIMCO Total Return Fund had open treasury roll transactions. On this date, that Fund had outstanding Deferred Treasury Roll Payable of $42,703,735, as noted on the Fund’s Statement of Assets and Liabilities. During the six months ended June 30, 2012, the Fund borrowed an average daily balance of $56,307,652 at a weighted average borrowing cost of 0.16%. The Fund incurred $43,436 of interest expense related to these borrowings.

c) Real Estate Investment Trusts

Certain Funds may invest in REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Each Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Fund.

Certain risks may arise when investing in REITs. Although Global Real Estate Fund does not invest directly in real estate, it does invest primarily in real estate equity securities and does concentrate its investments in the real estate industry, and, therefore, an investment in the Fund may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. Each of the other Funds that may invest in REITs may, to a lesser degree, be subject to these risks. Risks associated with the real estate industry may include risks resulting from future economic, political and environmental conditions.

d) Repurchase Agreements

The Funds may invest in repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (“collateral”) for a relatively short period (usually not more than 7 days) subject to the obligation to sell the security back to the repurchase agreement counterparty at a fixed time and price plus accrued interest. Securities serving as collateral for each repurchase agreement must be delivered to the Fund’s custodian. The value of the collateral must at least equal 102% of the principal and interest amount of the repurchase transaction, until the agreement matures. The value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. In the event of default, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. There is the risk that the collateral may be insufficient to meet the obligation in the event of default. As of June 30, 2012, no Fund was party to any open repurchase agreements.

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

e) When Issued Securities and Forward Commitments

The Funds may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled for a future time. Settlement dates may be a month or more after entering into these transactions and such transactions may involve a risk of loss if the value of the underlying security declines prior to the settlement date. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. If the counterparty to the purchase transaction fails to deliver the securities, the Fund is at risk to subsequently invest at less advantageous prices and yields. In connection with such purchases the Funds maintain cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date, and for sales commitments the Funds maintain equivalent deliverable securities as “cover” for the transactions. Unsettled sales commitments are valued at the current market value of the underlying security and marked to market daily on the Fund’s Statement of Assets and Liabilities. As of June 30, 2012, only Goldman Sachs Short Duration Fund had outstanding forward sales contracts as listed on the Fund’s Portfolio of Investments.

f) Treasury Inflation-Protected Securities

Certain Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to reflect changes in inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation are reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government. At June 30, 2012, BlackRock Inflation Protected Bond Fund, Goldman Sachs Short Duration Fund and PIMCO Total Return Fund held TIPS as listed on each Fund’s Portfolio of Investments.

g) Equity Linked Securities

Certain Funds may invest in equity-linked securities which are privately issued securities with investment results that are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. These securities may be used by a Fund to gain exposure to countries that place restrictions on direct investments by foreigners. To the extent that the Funds invest in equity-linked securities having returns that correspond to the performance of a foreign securities index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities. In addition, the Funds bear the risk that the issuer of an equity-linked security may default on its obligation under the terms of the arrangement with the counterparty. At June 30, 2012, only AllianceBernstein International Value Fund held equity-linked securities as listed on the Fund’s Portfolio of Investments.

h) Bank Loan Obligations

Certain Funds may invest in senior loans in the form of participations (“Participations”) or assignments of all or a portion of loans from third parties (“Assignments”). Loan participations typically represent direct participation in a loan owed by a corporate borrower, and generally are offered by banks, other financial institutions or lending syndicates. The Fund may participate in such syndications, or can buy part of a loan, becoming a co-lender. When purchasing loan participations, the Fund assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with a financial intermediary.

Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with terms of the loan agreement. All senior loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. As of June 30, 2012, PIMCO High Yield Fund had open bank loan obligations as listed on the Fund’s Portfolio of Investments.

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

i) Exchange Traded Funds

The Ibbotson Tactical Opportunities Fund invests substantially all of its assets in ETFs. ETFs are investment companies, the shares of which are listed and traded on U.S. stock exchanges or otherwise traded in the OTC market and may be purchased and sold at market price throughout the trading day. The market price of an underlying ETF may be different from the NAV of such underlying ETF (i.e., an underlying ETF may trade at a discount or premium to its NAV). The Fund’s assets may be invested in a variety of equity and fixed income ETFs. Because the Fund’s investments are focused in these underlying ETFs, the Fund’s NAV and investment performance are directly related to the performance and risk of the underlying ETFs and the equity and bond markets in which those ETFs invest. Underlying ETFs also may change their investment objectives or policies without the approval of the Fund, which may cause the Fund to withdraw its investment from the underlying ETF at a time and price that is unfavorable to the Fund.

As a result of the Fund’s investment in underlying ETFs, it will indirectly bear fees and expenses charged by the underlying ETFs, in addition to the Fund’s direct fees and expenses. Therefore, the cost of investing in the Ibbotson Tactical Opportunities Fund may be higher than the cost of investing in mutual funds that invest directly in individual stocks and bonds.

4. PRINCIPAL INVESTMENT RISKS

In the normal course of pursuing their investment objectives, the Funds may trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market or equity risk), failure of the other party to a transaction to perform or a decline in credit quality of the issuer (counterparty and credit risk), fluctuations in the value of foreign currencies (foreign currency exchange risk) and unfavorable changes in interest rates (interest rate risk). The potential loss due to any of these risks could exceed the value of the financial assets recorded in the Fund’s financial statements. Financial assets which potentially expose the Funds to credit risk consist principally of cash due from counterparties and investments. In addition, investing in foreign markets may also involve special risks and considerations not typically associated with investing in the U.S. such as high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

Counterparty risk, the type of credit risk associated with a default by an institution or other entity with which the Funds have unsettled or open transactions, is managed through evaluation of each counterparty prior to entering into transactions with them. Transactions in listed securities are generally settled/paid for upon delivery using approved counterparties. The risk of loss would generally be considered low as the trades will fail if either party fails to meet its obligation.

The Funds may be subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of forward and OTC derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement and result in the need for multiple agreements with a single counterparty. Therefore, exposure cannot be netted and collateralized across all types of transactions. Exposures can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed delivery basis by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

NOTES TO FINANCIAL STATEMENTS (Continued)
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International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and their counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the Funds’ financial statements.

5. FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on the Funds’ objectives and strategies for using derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Funds’ financial position, results of operations, and cash flows. The derivative instruments outstanding as of June 30, 2012, as disclosed in the notes to each applicable Fund’s Portfolio of Investments, and the amount of realized and unrealized gains and losses on derivative instruments during the six months ended June 30, 2012, as disclosed in each Fund’s Statement of Operations, serve as indicators of the volume of derivative activity for the Funds.

The following is a summary of the fair valuations of the Funds’ financial derivative instruments (not accounted for as hedging instruments under U.S. GAAP) categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2012:

	Asset Derivatives
Fund	Derivative Type	Interest Rate	Foreign Exchange	Credit	Equity	Total
AllianceBernstein International Value Fund	Forward Foreign Currency Exchange Contracts(a)	$—	$15,906	$—	$—	$15,906
	Futures Contracts(b)	—	—	—	13,652	13,652

	Total Value	$—	$15,906	$—	$13,652	$29,558

BlackRock International Index Fund	Futures Contracts(b)	$—	$—	$—	$89,062	$89,062

	Total Value	$—	$—	$—	$89,062	$89,062

BlackRock Large Cap Index Fund	Futures Contracts(b)	$—	$—	$—	$100,007	$100,007

	Total Value	$—	$—	$—	$100,007	$100,007

BlackRock Small Cap Index Fund	Futures Contracts(b)	$—	$—	$—	$319,808	$319,808

	Total Value	$—	$—	$—	$319,808	$319,808

Goldman Sachs Mid Cap Value Fund	Futures Contracts(b)	$—	$—	$—	$146,999	$146,999

	Total Value	$—	$—	$—	$146,999	$146,999

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

	Asset Derivatives
Fund	Derivative Type	Interest Rate	Foreign Exchange	Credit	Equity	Total
BlackRock Inflation Protected Bond Fund	Forward Foreign Currency Exchange Contracts(a)	$—	$1,056,199	$—	$—	$1,056,199
	Futures Contracts(b)	813,375	—	—	—	813,375
	Purchased Options(c)	658,425	—	—	—	658,425
	OTC Swap Contracts(d)	396,273	—	—	—	396,273

	Total Value	$1,868,073	$1,056,199	$—	$—	$2,924,272

Goldman Sachs Short Duration Fund	Futures Contracts(b)	$1,991,764	$—	$—	$—	$1,991,764

	Total Value	$1,991,764	$—	$—	$—	$1,991,764

PIMCO High Yield Fund	Forward Foreign Currency Exchange Contracts(a)	$—	$37,775	$—	$—	$37,775
	OTC Swap Contracts(d)	—	—	44,001	—	44,001

	Total Value	$—	$37,775	$44,001	$—	$81,776

PIMCO Total Return Fund	Forward Foreign Currency Exchange Contracts(a)	$—	$342,208	$—	$—	$342,208
	Futures Contracts(b)	552,060	—	—	—	552,060
	OTC Swap Contracts(d)	87,748	—	3,183,093	—	3,270,841
	Centrally Cleared Swap Contracts(e)	95,170	—	766,031	—	861,201

	Total Value	$734,978	$342,208	$3,949,124	$—	$5,026,310

(a)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(b)	Statement of Assets and Liabilities location: Variation margin receivable or payable, as applicable. Only current day’s variation margin is reported within the Statement of Assets and Liabilities. Amount presented is cumulative appreciation on futures as presented in each Fund’s Portfolio of Investments.
(c)	Statement of Assets and Liabilities location: Investments, at value.
(d)	Statement of Assets and Liabilities location: Swaps, at value.
(e)	Statement of Assets and Liabilities location: Variation margin receivable or payable, as applicable. Only current day’s variation margin is reported within the Statement of Assets and Liabilities. Amount presented is market value of centrally cleared swap contracts as presented in each Fund’s Portfolio of Investments.

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

	Liability Derivatives
Fund	Derivative Type	Interest Rate	Foreign Exchange	Credit	Equity	Total
AllianceBernstein International Value Fund	Forward Foreign Currency Exchange Contracts(a)	$—	$(57,949)	$—	$—	$(57,949)

	Total Value	$—	$(57,949)	$—	$—	$(57,949)

BlackRock Inflation Protected Bond Fund	Forward Foreign Currency Exchange Contracts(a)	$—	$(1,322,058)	$—	$—	$(1,322,058)
	Futures and Options on Futures Contracts(b)	(335,741)	—	—	—	(335,741)
	OTC Swap Contracts(c)	(219,512)	—	—	—	(219,512)
	Written Option Contracts(d)	(643,893)	—	—	—	(643,893)

	Total Value	$(1,199,146)	$(1,322,058)	$—	$—	$(2,521,204)

Goldman Sachs Short Duration Fund	Futures Contracts(b)	$(1,512,212)	$—	$—	$—	$(1,512,212)

	Total Value	$(1,512,212)	$—	$—	$—	$(1,512,212)

PIMCO High Yield Fund	Forward Foreign Currency Exchange Contracts(a)	$—	$(93,046)	$—	$—	$(93,046)
	Centrally Cleared Swap Contracts(e)	—	—	(8,191)	—	(8,191)
	OTC Swap Contracts(c)	—	—	(431)	—	(431)

	Total Value	$—	$(93,046)	$(8,622)	$—	$(101,668)

PIMCO Total Return Fund	Forward Foreign Currency Exchange Contracts(a)	$—	$(3,036,252)	$—	$—	$(3,036,252)
	OTC Swap Contracts(c)	—	—	(2,645,434)	—	(2,645,434)
	Centrally Cleared Swap Contracts(e)	(66,278)	—	—	—	(66,278)
	Written Option Contracts(d)	(289,277)	—	—	—	(289,277)

	Total Value	$(355,555)	$(3,036,252)	$(2,645,434)	$—	$(6,037,241)

(a)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(b)	Statement of Assets and Liabilities location: Variation margin receivable or payable, as applicable. Only current day’s variation margin is reported within the Statement of Assets and Liabilities. Amount presented is cumulative depreciation on futures and options on foreign futures contracts, as applicable, as presented in each Fund’s Portfolio of Investments.
(c)	Statement of Assets and Liabilities location: Swaps, at value.
(d)	Statement of Assets and Liabilities location: Options written.

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

(e)	Statement of Assets and Liabilities location: Variation margin receivable or payable, as applicable. Only current day’s variation margin is reported within the Statement of Assets and Liabilities. Amount presented is market value of centrally cleared swap contracts as presented in each Fund’s Portfolio of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2012:

	Realized Gain (Loss)
Fund	Derivative Type	Interest Rate	Foreign Exchange	Credit	Equity	Total
AllianceBernstein International Value Fund	Forward Foreign Currency Exchange Contracts(a)	$—	$(133,296)	$—	$—	$(133,296)
	Futures Contracts(b)	—	—	—	(7,510)	(7,510)

	Total Value	$—	$(133,296)	$—	$(7,510)	$(140,806)

BlackRock International Index Fund	Futures Contracts(b)	$—	$—	$—	$(48,696)	$(48,696)

	Total Value	$—	$—	$—	$(48,696)	$(48,696)

BlackRock Large Cap Index Fund	Futures Contracts(b)	$—	$—	$—	$81,427	$81,427

	Total Value	$—	$—	$—	$81,427	$81,427

BlackRock Small Cap Index Fund	Futures Contracts(b)	$—	$—	$—	$36,201	$36,201

	Total Value	$—	$—	$—	$36,201	$36,201

Goldman Sachs Mid Cap Value Fund	Futures Contracts(b)	$—	$—	$—	$247,875	$247,875

	Total Value	$—	$—	$—	$247,875	$247,875

BlackRock Inflation Protected Bond Fund	Forward Foreign Currency Exchange Contracts(a)	$—	$3,625,976	$—	$—	$3,625,976
	Futures and Options on Foreign Futures Contracts(b)	(2,892,855)	—	—	—	(2,892,855)
	Purchased Options(c)	232,936	—	—	—	232,936
	Swap Contracts(d)	1,125,739	—	—	—	1,125,739
	Written Option Contracts(e)	1,656,065	—	—	—	1,656,065

	Total Value	$121,885	$3,625,976	$—	$—	$3,747,861

Goldman Sachs Short Duration Fund	Futures Contracts(b)	$(6,017,398)	$—	$—	$—	$(6,017,398)

	Total Value	$(6,017,398)	$—	$—	$—	$(6,017,398)

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

	Realized Gain (Loss)
Fund	Derivative Type	Interest Rate	Foreign Exchange	Credit	Equity	Total
PIMCO High Yield Fund	Forward Foreign Currency Exchange Contracts(a)	$—	$538,086	$—	$—	$538,086
	Swap Contracts(d)	—	—	115,822	—	115,822

	Total Value	$—	$538,086	$115,822	$—	$653,908

PIMCO Total Return Fund	Forward Foreign Currency Exchange Contracts(a)	$—	$6,331,807	$—	$—	$6,331,807
	Futures Contracts(b)	3,130,794	—	—	—	3,130,794
	Purchased Options(c)	186,836	—	—	—	186,836
	Swap Contracts(d)	3,309,684	—	(1,270,187)	—	2,039,497
	Written Option Contracts(e)	1,071,398	—	—	—	1,071,398

	Total Value	$7,698,712	$6,331,807	$(1,270,187)	$—	$12,760,332

(a)	Statement of Operations location: Net realized gain (loss) from: Foreign currency related transactions (Statement of Operations includes both forward foreign currency exchange contracts and foreign currency transactions).
(b)	Statement of Operations location: Net realized gain (loss) from: Futures and options on foreign futures, as applicable.
(c)	Statement of Operations location: Net realized gain (loss) from: Investments.
(d)	Statement of Operations location: Net realized gain (loss) from: Swaps.
(e)	Statement of Operations location: Net realized gain (loss) from: Written options.

	Change in Unrealized Appreciation (Depreciation)
Fund	Derivative Type	Interest Rate	Foreign Exchange	Credit	Equity	Total
AllianceBernstein International Value Fund	Forward Foreign Currency Exchange Contracts(a)	$—	$(50,350)	$—	$—	$(50,350)
	Futures Contracts(b)	—	—	—	10,377	10,377

	Total Value	$—	$(50,350)	$—	$10,377	$(39,973)

BlackRock International Index Fund	Futures Contracts(b)	$—	$—	$—	$59,836	$59,836

	Total Value	$—	$—	$—	$59,836	$59,836

BlackRock Large Cap Index Fund	Futures Contracts(b)	$—	$—	$—	$103,197	$103,197

	Total Value	$—	$—	$—	$103,197	$103,197

BlackRock Small Cap Index Fund	Futures Contracts(b)	$—	$—	$—	$285,904	$285,904

	Total Value	$—	$—	$—	$285,904	$285,904

Goldman Sachs Mid Cap Value Fund	Futures Contracts(b)	$—	$—	$—	$104,239	$104,239

	Total Value	$—	$—	$—	$104,239	$104,239

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

	Change in Unrealized Appreciation (Depreciation)
Fund	Derivative Type	Interest Rate	Foreign Exchange	Credit	Equity	Total
BlackRock Inflation Protected Bond Fund	Forward Foreign Currency Exchange Contracts(a)	$—	$(1,180,025)	$—	$—	$(1,180,025)
	Futures and Options on Foreign Futures Contracts(b)	1,850,012	—	—	—	1,850,012
	Purchased Options(c)	(319,905)	—	—	—	(319,905)
	Swap Contracts(d)	2,478,929	—	—	—	2,478,929
	Written Option Contracts(e)	1,469,138	—	—	—	1,469,138

	Total Value	$5,478,174	$(1,180,025)	$—	$—	$4,298,149

Goldman Sachs Short Duration Fund	Futures Contracts(b)	$1,291,379	$—	$—	$—	$1,291,379

	Total Value	$1,291,379	$—	$—	$—	$1,291,379

PIMCO High Yield Fund	Forward Foreign Currency Exchange Contracts(a)	$—	$(371,885)	$—	$—	$(371,885)
	Swap Contracts(d)	—	—	153,145	—	153,145

	Total Value	$—	$(371,885)	$153,145	$—	$(218,740)

PIMCO Total Return Fund	Forward Foreign Currency Exchange Contracts(a)	$—	$(6,340,756)	$—	$—	$(6,340,756)
	Futures Contracts(b)	(686,086)	—	—	—	(686,086)
	Purchased Options(c)	(73,757)	—	—	—	(73,757)
	Swap Contracts(d)	(2,710,092)	—	3,939,758	—	1,229,666
	Written Option Contracts(e)	516,551	—	—	—	516,551

	Total Value	$(2,953,384)	$(6,340,756)	$3,939,758	$—	$(5,354,382)

(a)	Statement of Operations location: Change in unrealized appreciation (depreciation) on: Assets and liabilities in foreign currencies (Statement of Operations includes both forward foreign currency exchange contracts and foreign currency transactions).
(b)	Statement of Operations location: Change in unrealized appreciation (depreciation) on: Futures and options on foreign futures, as applicable.
(c)	Statement of Operations location: Change in unrealized appreciation (depreciation) on: Investments.
(d)	Statement of Operations location: Change in unrealized appreciation (depreciation) on: Swaps.
(e)	Statement of Operations location: Change in unrealized appreciation (depreciation) on: Written options.

a) Swap Agreements

Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated contracts between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the OTC market and may be

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). A Fund may enter into credit default, cross-currency, interest rate, total return and other forms of swap agreements to manage its exposure to credit, currency and interest rate risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. The amount of collateral posted or received by a Fund, as noted on each applicable Fund’s Portfolio of Investments, is generally subject to certain minimum requirements as determined between the Fund and each counterparty. Cash posted or received is recorded as cash collateral pledged or received from broker on the Statement of Assets and Liabilities.

The value of the OTC swap is adjusted daily based upon quotations from an independent pricing vendor and is recorded as swaps, at value, on the Fund’s Statement of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded within variation margin receivable or payable on the Statement of Assets and Liabilities. Changes in market value of swap agreements are recorded as a change in unrealized appreciation or depreciation on the Statement of Operations. Upfront swap premium payments paid or received by the Fund, if any, are disclosed as such on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the OTC swap contracts to compensate for differences between stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap contract. Under the terms of the OTC swap contracts, the Fund receives or makes net periodic payments which are included as part of realized gains or losses on the Fund’s Statement of Operations. Liquidation payments received or made upon termination of the swap contract are recorded as realized gain or loss in the Fund’s Statement of Operations.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Fund’s Statement of Operations. Bilaterally negotiated swap agreements are also subject to risks related to the counterparty’s ability to perform, and may decline in value if the counterparty’s creditworthiness deteriorates. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Bilaterally negotiated swap agreements also bear the risk that the Fund will not be able to meet its obligations to the counterparty.

The Funds may enter into certain interest rate, total return and credit default swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in a Fund’s net assets below a certain level, which may result in a payment by the Funds for those swaps in a net liability position.

(i) Credit Default Swap Agreements

Certain Funds may enter into credit default swap agreements. A Fund may buy or sell credit default swap contracts to seek to increase the Fund’s income, to provide comparable exposure to fixed income securities that might not be available in primary markets, to add leverage to the portfolio, or to hedge the risk of default on other securities held by the Fund. A credit default swap is a contract between a buyer and a seller of protection against a predefined credit event. As a seller in the credit default swap contract, the Fund would be required to pay the par (or other agreed-upon) value of certain third party debt obligations to the counterparty in the event of a credit event (generally including the occurrence of a bankruptcy, failure to make payments in respect of debt obligations, or debt restructurings) in respect of such third party, such as a U.S. or foreign corporate issuer. Such a payment would likely result in a loss to the Fund. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. The Fund may also buy credit default swap contracts in order to hedge against the risk of default of debt securities or to

NOTES TO FINANCIAL STATEMENTS (Continued)
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take a view as to the likelihood of default of debt securities. This would involve the risk that the contract may expire worthless if a credit event does not occur during the term of the transaction. It would also involve credit risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a credit event.

Credit default swap agreements on corporate and sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate and sovereign issues to provide a measure of protection against credit events in respect of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of the occurrence of a credit event in respect of a particular issuer.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of certain credit events in respect of or default of all or part of the referenced entities comprising the credit index. A credit index is a list or a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Index credit default swaps that reference asset-backed or mortgage-backed instruments may require payments in the event of a write-down, principal or interest shortfall in respect of the underlying instruments. Index credit default swaps that reference corporate entities or instruments generally include the same credit events that would be contained in a single-name credit default swap on the relevant corporate entity or instruments. An index credit default swap references all the entities in the index, and if there is a credit event, the credit event is settled based on that entity’s weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to buy many individual credit default swaps to achieve a similar effect.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which is disclosed in each Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities. At June 30, 2012, PIMCO High Yield Fund and PIMCO Total Return Fund had open credit default swap contracts and were the sellers of protection.

(ii) Interest Rate Swap Agreements

Certain Funds may enter into interest rate swap agreements to manage the interest rate risk inherent in the Fund’s underlying investments such as fixed rate bonds. The value of these bonds may decrease if interest rates rise. In an interest rate swap, the Fund would agree to pay the other party to the interest rate swap (the “counterparty”) a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund would agree to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations would be based on the notional amount of the swap.

As of June 30, 2012, BlackRock Inflation Protected Bond Fund and PIMCO Total Return Fund had open interest rate swap agreements as listed on each Fund’s Portfolio of Investments.

(iii) Total Return Swap Agreements

Certain Funds may enter into total return swap agreements to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

As of June 30, 2012, only BlackRock Inflation Protected Bond Fund had outstanding total return swap agreements as listed on the Fund’s Portfolio of Investments.

b) Forward Foreign Currency Exchange and Spot Contracts

Certain Funds may engage in forward foreign currency exchange and spot contracts in an effort to enhance total return, to facilitate transactions in foreign securities and to reduce exposure to foreign currency exchange rates. Forward foreign currency exchange contracts are agreements to purchase or sell a specified currency on a specified future date at a price set at the time of the contract. The use of forward foreign currency exchange and spot contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange on a particular date. When a contract is used to hedge against movements in exchange rates, it will limit the risk of loss due to a decline in the value of the hedged currency during the relevant period, but will also limit any potential gain that might result should the value of the currency increase during that period. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Funds may segregate liquid assets to cover their obligations under these contracts.

The value of forward foreign currency exchange contracts is translated into U.S. dollars. The change in market values of forward foreign currency exchange contracts is recorded as unrealized appreciation (depreciation) on forward foreign currency exchange contracts on the Fund’s Statement of Assets and Liabilities. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed which is included in realized gain/(loss) on foreign currency related transactions on the Fund’s Statement of Operations.

As of June 30, 2012, AllianceBernstein International Value Fund, BlackRock Inflation Protected Bond Fund, PIMCO High Yield Fund and PIMCO Total Return Fund had open forward foreign currency exchange contracts as listed on each Fund’s Portfolio of Investments.

c) Futures

Certain Funds may enter into futures contracts. A Fund may enter into futures contracts as a hedge against changes in interest rates or securities prices, for duration management, and return enhancement purposes. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse, regulated and approved by the Commodity Futures Trading Commission, in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (the “settlement date”). Certain risks may arise upon entering into futures contracts, including the risk that an illiquid commodity market will limit the Fund’s ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities. The Funds segregate liquid assets or engage in other appropriate measures to cover their obligations under these contracts, as noted on each applicable Fund’s Portfolio of Investments.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount (“initial margin”) equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) made or received by the Fund are dependent upon the daily fluctuations in the

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

value of the underlying contract and are recorded as changes in unrealized gains or losses in the Fund’s Statement of Operations. The value of futures contracts are based upon their quoted settlement prices. Futures contracts involve, to a varying degree, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

As of June 30, 2012, AllianceBernstein International Value Fund, BlackRock International Index Fund, BlackRock Large Cap Index Fund, BlackRock Small Cap Index Fund, Goldman Sachs Mid Cap Value Fund, BlackRock Inflation Protected Bond Fund, Goldman Sachs Short Duration Fund and PIMCO Total Return Fund had open futures contracts as listed on each Fund’s Portfolio of Investments.

d) Options

Certain Funds may enter into call and put option contracts on 1) securities, futures, commodities, currencies or swaps (“swaptions”) it owns or in which it may invest, 2) inflation caps and floors and 3) forward volatility agreements. The Fund may enter into option contracts in order to hedge against potential adverse price movements in the value of portfolio investments; as a temporary substitute for purchasing or selling selected investments; to lock in the purchase price of a security or currency which it expects to purchase in the near future; or to enhance total return. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (a “call option”), or sell to (a “put option”) the writer a designated instrument at a specified price within a specified period of time. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instruments. Swaptions are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon swap agreement at any time before or upon the expiration of the option. Certain options will require cash settlement by the Fund if the option is exercised. The purpose of an inflation cap option is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. An inflation floor option can be used to give downside protection to investments in inflation-linked products. A forward volatility agreement option hedges against the amount of volatility of an underlying instrument’s value, rate, or movement of a related index.

Certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund’s ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged. The Fund’s maximum exposure to purchased options is limited to the premium initially paid. If a Fund writes a put option, it accepts the risk of a decline in the value of the underlying security below the exercise price. OTC purchased options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Funds may segregate liquid assets to cover their obligations under written option contracts.

The Fund pays a premium as cost for a purchased put or call option, which is disclosed in the Fund’s Portfolio of Investments and subsequently marked to market to reflect the current value of the option. When a Fund writes an inflation cap and a call or put option, an amount equal to the premium received is recorded as a liability on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. Certain forward volatility agreements may be written with premiums on the underlying instruments to be determined on a future date, based upon implied volatility parameters at specified terms. Realized gain or loss is recognized on the Fund’s Statement of Operations when the option contract expires or is closed.

As of June 30, 2012, BlackRock Inflation Protected Bond Fund and PIMCO Total Return Fund had open purchased options, written options and swaptions, and inflation cap and floor contracts as listed on each Fund’s Portfolio of Investments.

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

Transactions in all types of options written during the six months ended June 30, 2012, as applicable, were as follows:

BlackRock Inflation Protected Bond Fund	Number of Contracts	Notional Par	Premium Amount
Beginning of period	71	$51,000,000	$1,431,933
Written	935	87,849,000	1,460,954
Bought back	(382)	(77,500,000)	(683,600)
Expired	(438)	(14,400,000)	(553,320)
Exercised	—	(14,400,000)	(926,507)

End of period	186	$32,549,000	$729,460

PIMCO Total Return Fund	Number of Contracts	Notional Par	Premium Amount
Beginning of period	81	$433,400,000	$3,125,934
Written	152	136,000,000	1,098,023
Bought back	(81)	(220,000,000)	(1,120,710)
Expired	—	—	—
Exercised	—	—	—

End of period	152	$349,400,000	$3,103,247

6. INVESTMENT ADVISORY AND OTHER RELATED PARTY AGREEMENTS

a) Investment Advisory Agreements

The Adviser is the investment adviser to each of the Funds under separate investment advisory or investment advisory and management agreements with the Trust. Sun Life Financial, a publicly traded holding company, is the ultimate parent of the Adviser. The Adviser, at its own cost, has retained AllianceBernstein L.P., as subadviser for the AllianceBernstein International Value Fund; BlackRock Investment Management, LLC, as subadviser for the BlackRock International Index Fund, BlackRock Large Cap Index Fund and BlackRock Small Cap Index Fund; BlackRock Financial Management, Inc., as subadviser for the BlackRock Inflation Protected Bond Fund; Goldman Sachs Asset Management, L.P., as subadviser for the Goldman Sachs Mid Cap Value Fund and Goldman Sachs Short Duration Fund; Columbia Management Investment Advisers, LLC, as subadviser for the Columbia Small Cap Value Fund; Davis Selected Advisers, L.P., as subadviser for the Davis Venture Value Fund; Invesco Advisers, Inc., as subadviser for the Invesco Small Cap Growth Fund; Lord, Abbett & Co. LLC, as subadviser for the Lord Abbett Growth & Income Fund; Wellington Management Company, LLP, as subadviser for the WMC Blue Chip Mid Cap Fund and WMC Large Cap Growth Fund; MFS, as subadviser for the Global Real Estate Fund; Ibbotson Associates, Inc., as subadviser for the Ibbotson Tactical Opportunities Fund, Ibbotson Balanced Fund, Ibbotson Conservative Fund, and Ibbotson Growth Fund; and Pacific Investment Management Company LLC, as subadviser for the PIMCO High Yield Fund and PIMCO Total Return Fund.

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

As compensation for all services rendered, facilities provided and expenses paid or assumed by the Adviser under the investment advisory agreements, each of the following sixteen Funds pays an advisory fee monthly to the Adviser at the following annual rates based on the average daily net assets of the Fund.

Fund	Asset Level	Fee
AllianceBernstein International Value Fund	All	0.63%

BlackRock International Index Fund	$0-$500 million over $500 million	0.40% 0.375%

BlackRock Large Cap Index Fund	$0-$500 million over $500 million	0.35% 0.325%

BlackRock Small Cap Index Fund	$0-$500 million over $500 million	0.375% 0.35%

Columbia Small Cap Value Fund	$0-$250 million over $250 million	0.90% 0.85%

Davis Venture Value Fund	$0-$500 million over $500 million	0.75% 0.70%

Invesco Small Cap Growth Fund	$0-$250 million over $250 million	0.95% 0.90%

WMC Blue Chip Mid Cap Fund	$0-$300 million over $300 million	0.80% 0.75%

WMC Large Cap Growth Fund	$0-$750 million over $750 million	0.75% 0.70%

Global Real Estate Fund	All	0.95%

Ibbotson Tactical Opportunities Fund	$0-$250 million $250 million-$500 million $500 million-$750 million $750 million-$1 billion over $1 billion	0.375% 0.36% 0.34% 0.32% 0.30%

Investment Grade Bond Fund	All	0.60%

Money Market Fund	All	0.50%

Ibbotson Balanced Fund	All	0.125%

Ibbotson Conservative Fund	All	0.125%

Ibbotson Growth Fund	All	0.125%

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

Under the investment advisory and management agreements, each of the following six Funds pays a unified management fee to the Adviser on a monthly basis for its advisory and management services. Out of each Fund’s unified management fee, the Adviser pays for all of the ordinary expenses of managing and operating the Fund. Each fee is calculated based on the annual stated percentage of average daily net assets for the Fund, as follows:

Fund	Asset Level	Fee
Goldman Sachs Mid Cap Value Fund	All	1.05%

Lord Abbett Growth & Income Fund	All	0.87%

BlackRock Inflation Protected Bond Fund	All	0.65%

Goldman Sachs Short Duration Fund	All	0.64%

PIMCO High Yield Fund	All	0.74%

PIMCO Total Return Fund	All	0.65%

b) Contractual Expense Limitations

i) Funds with investment advisory agreements

For the sixteen Funds that have investment advisory agreements, the Adviser has contractually agreed (until at least April 30, 2013) not to impose all or a portion of its advisory fee and to reimburse other operating expenses to reduce each Fund’s total annual operating expenses as a percentage of average daily net assets to:

	Contractual Expense Limitations
Fund	Initial Class	Service Class
AllianceBernstein International Value Fund	0.75%	1.00%
BlackRock International Index Fund	0.60%	0.85%
BlackRock Large Cap Index Fund	0.50%	0.75%
BlackRock Small Cap Index Fund	0.60%	0.85%
Columbia Small Cap Value Fund	1.15%	1.40%
Davis Venture Value Fund	0.90%	1.15%
Invesco Small Cap Growth Fund	1.15%	1.40%
WMC Blue Chip Mid Cap Fund	1.00%	1.25%
WMC Large Cap Growth Fund	0.90%	1.15%
Global Real Estate Fund	1.05%	1.30%
Ibbotson Tactical Opportunities Fund	0.50%	N/A
Investment Grade Bond Fund	0.75%	1.00%
Money Market Fund	0.50%	0.75%
Ibbotson Balanced Fund	0.20%	0.45%
Ibbotson Conservative Fund	0.20%	0.45%
Ibbotson Growth Fund	0.20%	0.45%

The expense limits do not apply to the following categories of expenses: (i) compensation of the Trust’s independent trustees and expenses incurred in the performance of their duties; (ii) legal fees and expenses of counsel to the independent trustees; (iii) premiums for liability insurance dedicated to the independent trustees; (iv) expenses related to the electronic preparation, delivery or use of materials for meetings of the Board of Trustees; (v) expenses associated with obtaining data from third parties for the independent trustees’ use; and (vi) such other expenses as are determined to be extraordinary expenses by the independent trustees.

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

To the extent that one of these Fund’s total expense ratio falls below the expense limit stated above in future years, the Adviser reserves the right to be reimbursed for advisory fees waived and fund expenses paid on behalf of the Fund during the prior two fiscal years.

For each of the periods below, the Adviser waived all or part of its advisory fee and reimbursed certain operating expenses in the following amounts:

	Six Months Ended June 30, 2012		Two-year period ended December 31, 2011
Fund	Advisory Fees Waived	Expenses Reimbursed	Advisory Fees Waived		Expenses Reimbursed
AllianceBernstein International Value Fund	$50,250	$—	$402,207		$—
BlackRock International Index Fund	139,570	—	288,539	*	247,176	*
BlackRock Large Cap Index Fund	—	—	78,457		—
BlackRock Small Cap Index Fund	—	—	242,406		—
Columbia Small Cap Value Fund	—	—	177,269		—
Davis Venture Value Fund	—	—	—		—
Invesco Small Cap Growth Fund	15,325	—	194,909		—
WMC Blue Chip Mid Cap Fund	—	—	—		—
WMC Large Cap Growth Fund	—	—	266,928		—
Global Real Estate Fund	80,523	—	169,289		—
Ibbotson Tactical Opportunities Fund	—	—	52,556	*	—	*
Investment Grade Bond Fund	—	—	—		—
Money Market Fund**	507,023	217,405	1,992,753		756,084
Ibbotson Balance Fund	—	—	81,277		—
Ibbotson Conservative Fund	—	—	101,185		—
Ibbotson Growth Fund	—	—	136,249		—

*	For the period November 15, 2010 (commencement of operations) to December 31, 2011.
**	In addition to the contractual expense limitations described above, the Adviser has provided additional support to the Money Market Fund in order to avoid a negative yield by voluntarily increasing the amount of advisory fees waived and expenses reimbursed by the Adviser for the Fund. Of the total amounts of advisory fees waived by the Adviser, as shown in the table above, $392,965 were voluntarily waived for the six months ended June 30, 2012 and $1,390,308 were voluntarily waived for the two years ended December 31, 2011. Of the amounts of expenses reimbursed by the Adviser, as shown in the table above, $217,405 were voluntarily reimbursed for the six months ended June 30, 2012 and $756,084 were voluntarily reimbursed for the two years ended December 31, 2011.

ii) Funds with investment advisory and management agreements

Effective May 1, 2011, there were no expense limits applicable to the six Funds that have investment advisory and management agreements. However, to the extent that, during either of the two succeeding years, one of these Fund’s total expense ratios falls below the expense limit previously in place, the Adviser reserves the right to be reimbursed for unified fees waived and fund expenses paid on behalf of the Fund under the previous expense limitation.

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

For the two-year period ended December 31, 2011, the Adviser waived all or part of its unified fee and reimbursed certain operating expenses in the following amounts:

	Two-year period ended December 31, 2011
Fund	Advisory Fees Waived	Expenses Reimbursed
Goldman Sachs Mid Cap Value Fund	$—	$—
Lord Abbett Growth & Income Fund	50,510	—
BlackRock Inflation Protected Bond Fund	29,694	—
Goldman Sachs Short Duration Fund	—	—
PIMCO High Yield Fund	—	—
PIMCO Total Return Fund	60,735	—

c) Distribution and Service Plan

The Trust has adopted a plan of distribution and service pursuant to Rule 12b-1 under the 1940 Act with respect to its Service Class Shares (the “Plan”), pursuant to which distribution and service fees are paid to the Trust’s underwriter, Clarendon Insurance Agency, Inc. (“Clarendon”), which is a wholly-owned subsidiary of Sun Life (U.S.). The fees payable by the Trust to Clarendon under the Plan are accrued daily at a rate with respect to each Fund which may not exceed 0.25% of the Fund’s average daily net assets attributable to Service Class Shares regardless of the level of expenses actually incurred by Clarendon and others. Clarendon uses the service and distribution fees to compensate Sun Life (U.S.) and Sun Life (N.Y.) for services rendered in connection with maintenance and distribution of the variable contracts issued by Sun Life (U.S.) and Sun Life (N.Y.).

d) Trustees’ Compensation

Each independent trustee of the Trust is compensated by the Funds. The aggregate remuneration accrued by the Funds to the independent trustees for the six months ended June 30, 2012 was $230,313, including out of pocket expenses. The Trust pays no compensation directly to those of its Trustees or officers who are affiliated with the Adviser, or its affiliates, all of whom receive remuneration for their services to the Trust from the Adviser, or its affiliates. Certain officers and Trustees of the Trust are also officers and directors of the Adviser, and/or other companies affiliated with the Adviser.

7. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales and maturities of investments, excluding short-term securities, for the six months ended June 30, 2012, were as follows:

Fund	Non- Government Purchases	Government Purchases	Non- Government Sales	Government Sales
AllianceBernstein International Value Fund	$30,402,031	$—	$19,508,829	$—
BlackRock International Index Fund	20,101,572	—	2,031,706	—
BlackRock Large Cap Index Fund	3,382,719	—	19,203,429	—
BlackRock Small Cap Index Fund	21,056,272	—	40,363,214	—
Goldman Sachs Mid Cap Value Fund	170,571,321	—	192,341,594	—
Columbia Small Cap Value Fund	9,698,266	—	11,374,219	—
Davis Venture Value Fund	22,940,933	—	70,295,366	—

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

Fund	Non- Government Purchases		Government Purchases		Non- Government Sales		Government Sales
Invesco Small Cap Growth Fund	$6,081,806		$—		$9,318,587		$—
Lord Abbett Growth & Income Fund	194,858,290		—		239,217,574		—
WMC Blue Chip Mid Cap Fund	44,055,650		—		69,057,196		—
WMC Large Cap Growth Fund	48,796,438		—		86,722,319		—
Global Real Estate Fund	37,382,909		—		58,949,954		—
Ibbotson Tactical Opportunities Fund	648,993,152		—		629,919,512		—
Investment Grade Bond Fund	129,695,500		228,511,998	*	142,866,035		180,565,803	*
BlackRock Inflation Protected Bond Fund	203,873,514		1,232,871,914		189,906,756		1,302,561,164
Goldman Sachs Short Duration Fund	324,213,331		2,800,449,730		225,106,304		2,569,821,405
PIMCO High Yield Fund	15,282,188		—		20,257,953		—
PIMCO Total Return Fund	80,709,221		1,426,654,141	**	94,763,106		1,413,019,724	**
Ibbotson Balanced Fund	165,093,699	***	—		161,938,442	***	—
Ibbotson Conservative Fund	74,019,111	***	—		99,698,344	***	—
Ibbotson Growth Fund	48,083,808	***	—		74,785,146	***	—

*	Amounts exclude mortgage dollar roll transactions.
**	Amounts exclude U.S. Treasury roll transactions.
***	Affiliated investment transactions.

Purchases and sales, including maturities, of short-term securities by the Money Market Fund for the six months ended June 30, 2012 were $953,060,268 and $988,392,293, respectively.

8. AFFILIATED COMPANY SECURITIES

The term “affiliated securities” includes securities issued by any company that is under common control with the Fund. At June 30, 2012, the Adviser or its affiliate, MFS, served as investment adviser to the underlying funds of Ibbotson Balanced Fund, Ibbotson Conservative Fund and Ibbotson Growth Fund. Purchases and proceeds from sales of affiliated investments are disclosed in Note 7 – Investment Transactions. Dividend and capital gains distributions from affiliated underlying funds are presented in each Fund’s Statement of Operations. Underlying funds managed by MFS seek to achieve capital appreciation by investing primarily in U.S. and foreign equity securities, including those in emerging markets.

9. LINE OF CREDIT

The Trust has entered into a $20 million committed unsecured revolving line of credit (the “Agreement”) primarily for temporary or emergency purposes. The Money Market Fund is not a party to this Agreement. Interest is charged to each Fund based on its borrowings at a rate equal to a variable lending rate. In addition, a commitment fee on the daily unused portion of the $20 million committed line is allocated among the

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

participating Funds based on net assets at the end of each calendar quarter. During the six months ended June 30, 2012, the following Funds had borrowings and incurred commitment fees under this Agreement as follows:

Fund	Maximum Loan	Average Daily Amount of Loan	Weighted Average Interest Rate	Commitment Fee
AllianceBernstein International Value Fund	$—	$—	—%	$104
BlackRock International Index Fund	160,000	1,868	1.16	104
BlackRock Large Cap Index Fund	740,000	4,670	1.16	244
BlackRock Small Cap Index Fund	780,000	4,286	1.14	284
Goldman Sachs Mid Cap Value Fund	370,000	3,956	1.14	310
Columbia Small Cap Value Fund	430,000	2,967	1.14	88
Davis Venture Value Fund	—	—	—	578
Invesco Small Cap Growth Fund	290,000	6,758	1.14	58
Lord Abbett Growth & Income Fund	2,050,000	24,341	1.16	591
WMC Blue Chip Mid Cap Fund	140,000	4,011	1.15	264
WMC Large Cap Growth Fund	940,000	41,978	1.16	298
Global Real Estate Fund	3,820,000	278,104	1.17	301
Ibbotson Tactical Opportunities Fund	—	—	—	842
Investment Grade Bond Fund	—	—	—	720
BlackRock Inflation Protected Bond Fund	220,000	2,473	1.17	684
Goldman Sachs Short Duration Fund	940,000	8,681	1.18	1,608
PIMCO High Yield Fund	—	—	—	214
PIMCO Total Return Fund	—	—	—	1,391
Ibbotson Balanced Fund	4,970,000	319,187	1.17	2,743
Ibbotson Conservative Fund	12,140,000	431,511	1.16	1,408
Ibbotson Growth Fund	6,490,000	351,868	1.15	814

As of June 30, 2012, the following Funds had open borrowings under this agreement, as noted on the Fund’s Statement of Assets and Liabilities.

Fund	Borrowings Payable
Global Real Estate Fund	$177,000
Ibbotson Balanced Fund	60,000
Ibbotson Conservative Fund	660,000

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

10. SHARE TRANSACTIONS

Each of the Funds is authorized to issue an unlimited number of shares without par value. Transactions in classes of each Fund were as follows:

	Initial Class Shares		Service Class Shares
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
SC AllianceBernstein International Value Fund (shares)
Shares sold	1,529,081	2,433,734	59,258	222,733
Shares issued as reinvestment of distributions	—	825,678	—	38,027
Shares redeemed	(242,819)	(1,366,252)	(89,474)	(79,238)

Net increase (decrease) in shares outstanding	1,286,262	1,893,160	(30,216)	181,522
Beginning of period	8,931,018	7,037,858	485,466	303,944

End of period	10,217,280	8,931,018	455,250	485,466

SC AllianceBernstein International Value Fund ($)
Net proceeds from sales	$12,076,213	$22,612,526	$464,460	$2,149,254
Net proceeds on reinvestment of distributions	—	6,316,435	—	290,529
Shares redeemed	(2,045,444)	(11,245,051)	(740,806)	(737,196)

Net increase (decrease) in net assets	$10,030,769	$17,683,910	$(276,346)	$1,702,587

SC BlackRock International Index Fund (shares)
Shares sold	1,809,794	2,292,818	262,670	552,244
Shares issued as reinvestment of distributions	—	4,558	—	108
Shares redeemed	(232,342)	(151,353)	(59,719)	(39,989)

Net increase (decrease) in shares outstanding	1,577,452	2,146,023	202,951	512,363
Beginning of period	7,411,574	5,265,551	536,966	24,603

End of period	8,989,026	7,411,574	739,917	536,966

SC BlackRock International Index Fund ($)
Net proceeds from sales	$16,616,515	$22,596,525	$2,492,516	$5,361,183
Net proceeds on reinvestment of distributions	—	40,980	—	971
Shares redeemed	(2,309,448)	(1,554,527)	(556,096)	(407,750)

Net increase (decrease) in net assets	$14,307,067	$21,082,978	$1,936,420	$4,954,404

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

	Initial Class Shares		Service Class Shares
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
SC BlackRock Large Cap Index Fund (shares)
Shares sold	51,723	4,708,128	799,360	1,624,483
Shares issued as reinvestment of distributions	—	2,092,952	—	348,342
Shares redeemed	(2,571,760)	(249,436)	(316,523)	(356,764)

Net increase (decrease) in shares outstanding	(2,520,037)	6,551,644	482,837	1,616,061
Beginning of period	16,181,720	9,630,076	3,317,531	1,701,470

End of period	13,661,683	16,181,720	3,800,368	3,317,531

SC BlackRock Large Cap Index Fund ($)
Net proceeds from sales	$455,111	$44,275,010	$7,361,316	$14,792,580
Net proceeds on reinvestment of distributions	—	16,241,309	—	2,776,285
Shares redeemed	(22,877,699)	(2,288,402)	(2,905,887)	(3,261,328)

Net increase (decrease) in net assets	$(22,422,588)	$58,227,917	$4,455,429	$14,307,537

SC BlackRock Small Cap Index Fund (shares)
Shares sold	117,449	4,528,871	190,259	1,037,265
Shares issued as reinvestment of distributions	—	28,564	—	25,701
Shares redeemed	(528,289)	(2,295,481)	(938,848)	(1,921,719)

Net increase (decrease) in shares outstanding	(410,840)	2,261,954	(748,589)	(858,753)
Beginning of period	5,747,909	3,485,955	9,565,883	10,424,636

End of period	5,337,069	5,747,909	8,817,294	9,565,883

SC BlackRock Small Cap Index Fund ($)
Net proceeds from sales	$1,536,725	$60,773,741	$2,437,685	$12,292,217
Net proceeds on reinvestment of distributions	—	336,194	—	298,646
Shares redeemed	(7,137,234)	(30,503,469)	(12,470,658)	(24,171,492)

Net increase (decrease) in net assets	$(5,600,509)	$30,606,466	$(10,032,973)	$(11,580,629)

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

	Initial Class Shares		Service Class Shares
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
SC Goldman Sachs Mid Cap Value Fund (shares)
Shares sold	468,633	3,026,010	326,028	1,309,707
Shares issued as reinvestment of distributions	—	2,795,523	—	383,628
Shares redeemed	(2,689,165)	(7,824,114)	(410,595)	(1,041,972)

Net increase (decrease) in shares outstanding	(2,220,532)	(2,002,581)	(84,567)	651,363
Beginning of period	23,949,270	25,951,851	3,481,098	2,829,735

End of period	21,728,738	23,949,270	3,396,531	3,481,098

SC Goldman Sachs Mid Cap Value Fund ($)
Net proceeds from sales	$4,322,284	$28,898,092	$3,043,056	$12,592,127
Net proceeds on reinvestment of distributions	—	23,007,157	—	3,145,747
Shares redeemed	(25,185,347)	(73,195,153)	(3,863,282)	(9,291,061)

Net increase (decrease) in net assets	$(20,863,063)	$(21,289,904)	$(820,226)	$6,446,813

SC Columbia Small Cap Value Fund (shares)
Shares sold	129,713	1,070,411	97,190	370,217
Shares issued as reinvestment of distributions	—	1,108,516	—	285,030
Shares redeemed	(301,157)	(1,268,260)	(118,919)	(331,516)

Net increase (decrease) in shares outstanding	(171,444)	910,667	(21,729)	323,731
Beginning of period	5,274,872	4,364,205	1,426,773	1,103,042

End of period	5,103,428	5,274,872	1,405,044	1,426,773

SC Columbia Small Cap Value Fund ($)
Net proceeds from sales	$1,114,831	$11,602,071	$828,812	$3,745,370
Net proceeds on reinvestment of distributions	—	8,657,513	—	2,220,385
Shares redeemed	(2,715,112)	(12,572,714)	(1,046,990)	(3,352,711)

Net increase (decrease) in net assets	$(1,600,281)	$7,686,870	$(218,178)	$2,613,044

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

	Initial Class Shares		Service Class Shares
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
SC Davis Venture Value Fund (shares)
Shares sold	135,874	1,586,257	265,931	1,432,124
Shares issued as reinvestment of distributions	—	811,263	—	1,209,640
Shares redeemed	(1,575,470)	(1,715,501)	(1,679,657)	(2,862,667)

Net increase (decrease) in shares outstanding	(1,439,596)	682,019	(1,413,726)	(220,903)
Beginning of period	13,737,132	13,055,113	21,871,586	22,092,489

End of period	12,297,536	13,737,132	20,457,860	21,871,586

SC Davis Venture Value Fund ($)
Net proceeds from sales	$1,570,788	$18,862,490	$3,099,403	$16,142,519
Net proceeds on reinvestment of distributions	—	8,510,153	—	12,664,935
Shares redeemed	(18,658,117)	(19,028,388)	(19,839,236)	(32,659,049)

Net increase (decrease) in net assets	$(17,087,329)	$8,344,255	$(16,739,833)	$(3,851,595)

SC Invesco Small Cap Growth Fund (shares)
Shares sold	37,186	956,223	124,184	726,028
Shares issued as reinvestment of distributions	—	91,708	—	44,464
Shares redeemed	(205,675)	(184,169)	(145,555)	(483,901)

Net increase (decrease) in shares outstanding	(168,489)	863,762	(21,371)	286,591
Beginning of period	2,725,825	1,862,063	1,266,218	979,627

End of period	2,557,336	2,725,825	1,244,847	1,266,218

SC Invesco Small Cap Growth Fund ($)
Net proceeds from sales	$421,959	$11,170,544	$1,409,137	$8,257,811
Net proceeds on reinvestment of distributions	—	940,924	—	452,649
Shares redeemed	(2,441,038)	(2,059,866)	(1,704,270)	(4,994,153)

Net increase (decrease) in net assets	$(2,019,079)	$10,051,602	$(295,133)	$3,716,307

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

	Initial Class Shares		Service Class Shares
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
SC Lord Abbett Growth & Income Fund (shares)
Shares sold	1,240,336	4,720,773	128,274	542,432
Shares issued as reinvestment of distributions	—	13,252,812	—	408,822
Shares redeemed	(6,847,292)	(14,883,223)	(248,005)	(253,743)

Net increase (decrease) in shares outstanding	(5,606,956)	3,090,362	(119,731)	697,511
Beginning of period	67,652,122	64,561,760	2,332,581	1,635,070

End of period	62,045,166	67,652,122	2,212,850	2,332,581

SC Lord Abbett Growth & Income Fund ($)
Net proceeds from sales	$8,231,046	$36,518,513	$867,595	$4,147,977
Net proceeds on reinvestment of distributions	—	82,299,961	—	2,526,519
Shares redeemed	(47,436,056)	(116,619,910)	(1,732,907)	(1,915,451)

Net increase (decrease) in net assets	$(39,205,010)	$2,198,564	$(865,312)	$4,759,045

SC WMC Blue Chip Mid Cap Fund (shares)
Shares sold	178,799	2,967,702	29,589	306,365
Shares issued as reinvestment of distributions	—	6,504	—	—
Shares redeemed	(1,594,176)	(732,953)	(302,928)	(468,393)

Net increase (decrease) in shares outstanding	(1,415,377)	2,241,253	(273,339)	(162,028)
Beginning of period	10,826,391	8,585,138	2,578,730	2,740,758

End of period	9,411,014	10,826,391	2,305,391	2,578,730

SC WMC Blue Chip Mid Cap Fund ($)
Net proceeds from sales	$2,703,071	$43,288,339	$443,647	$4,196,198
Net proceeds on reinvestment of distributions	—	87,870	—	—
Shares redeemed	(24,494,555)	(10,738,809)	(4,614,999)	(6,759,232)

Net increase (decrease) in net assets	$(21,791,484)	$32,637,400	$(4,171,352)	$(2,563,034)

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

	Initial Class Shares		Service Class Shares
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
SC WMC Large Cap Growth Fund (shares)
Shares sold	385,357	3,408,644	84,141	327,990
Shares issued as reinvestment of distributions	—	63,583	—	1,406
Shares redeemed	(3,333,289)	(1,143,489)	(228,447)	(487,917)

Net increase (decrease) in shares outstanding	(2,947,932)	2,328,738	(144,306)	(158,521)
Beginning of period	20,068,908	17,740,170	1,788,108	1,946,629

End of period	17,120,976	20,068,908	1,643,802	1,788,108

SC WMC Large Cap Growth Fund ($)
Net proceeds from sales	$3,838,928	$32,275,994	$852,899	$3,181,477
Net proceeds on reinvestment of distributions	—	579,237	—	12,731
Shares redeemed	(34,459,311)	(11,265,680)	(2,344,526)	(4,741,542)

Net increase (decrease) in net assets	$(30,620,383)	$21,589,551	$(1,491,627)	$(1,547,334)

Sun Capital Global Real Estate Fund (shares)
Shares sold	90,890	1,513,230	24,171	820,994
Shares issued as reinvestment of distributions	—	675,084	—	731,323
Shares redeemed	(784,758)	(2,966,337)	(1,531,642)	(1,979,421)

Net increase (decrease) in shares outstanding	(693,868)	(778,023)	(1,507,471)	(427,104)
Beginning of period	9,013,832	9,791,855	10,874,746	11,301,850

End of period	8,319,964	9,013,832	9,367,275	10,874,746

Sun Capital Global Real Estate Fund ($)
Net proceeds from sales	$971,077	$16,347,434	$284,124	$9,161,994
Net proceeds on reinvestment of distributions	—	6,609,071	—	7,956,792
Shares redeemed	(8,520,099)	(35,237,113)	(18,309,872)	(24,484,254)

Net increase (decrease) in net assets	$(7,549,022)	$(12,280,608)	$(18,025,748)	$(7,365,468)

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

	Initial Class Shares		Service Class Shares
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
SC Ibbotson Tactical Opportunities Fund (shares)
Shares sold	2,185,440	15,006,242
Shares issued as reinvestment of distributions	—	478,548
Shares redeemed	(692,260)	(524,047)

Net increase (decrease) in shares outstanding	1,493,180	14,960,743
Beginning of period	58,259,000	43,298,257

End of period	59,752,180	58,259,000

SC Ibbotson Tactical Opportunities Fund ($)
Net proceeds from sales	$21,710,106	$155,432,816
Net proceeds on reinvestment of distributions	—	4,656,276
Shares redeemed	(7,037,609)	(5,645,958)

Net increase (decrease) in net assets	$14,672,497	$154,443,134

Sun Capital Investment Grade Bond Fund (shares)
Shares sold	2,529,367	6,335,639	1,607,284	5,689,947
Shares issued as reinvestment of distributions	451,860	1,503,554	237,026	826,557
Shares redeemed	(3,483,331)	(1,651,800)	(1,374,152)	(1,538,420)

Net increase (decrease) in shares outstanding	(502,104)	6,187,393	470,158	4,978,084
Beginning of period	32,288,526	26,101,133	18,499,059	13,520,975

End of period	31,786,422	32,288,526	18,969,217	18,499,059

Sun Capital Investment Grade Bond Fund ($)
Net proceeds from sales	$24,382,725	$60,335,114	$15,567,206	$54,683,859
Net proceeds on reinvestment of distributions	4,379,901	14,344,531	2,314,064	7,941,108
Shares redeemed	(33,923,052)	(15,818,010)	(13,466,752)	(14,734,450)

Net increase (decrease) in net assets	$(5,160,426)	$58,861,635	$4,414,518	$47,890,517

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

	Initial Class Shares		Service Class Shares
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Sun Capital Money Market Fund (shares)
Shares sold	12,377,673	46,780,506	34,986,495	122,157,700
Shares issued as reinvestment of distributions	35,547	100,831	—	908
Shares redeemed	(17,908,284)	(50,467,531)	(63,982,642)	(81,914,872)

Net increase (decrease) in shares outstanding	(5,495,064)	(3,586,194)	(28,996,147)	40,243,736
Beginning of period	64,175,111	67,761,305	158,968,038	118,724,302

End of period	58,680,047	64,175,111	129,971,891	158,968,038

Sun Capital Money Market Fund ($)
Net proceeds from sales	$12,377,672	$46,780,506	$34,986,495	$122,157,700
Net proceeds on reinvestment of distributions	35,547	100,831	—	908
Shares redeemed	(17,908,284)	(50,467,531)	(63,982,642)	(81,914,872)

Net increase (decrease) in net assets	$(5,495,065)	$(3,586,194)	$(28,996,147)	$40,243,736

SC BlackRock Inflation Protected Bond Fund (shares)
Shares sold	379,086	4,680,351	2,599,453	11,325,372
Shares issued as reinvestment of distributions	132,232	1,131,969	166,607	1,025,365
Shares redeemed	(5,689,196)	(2,951,023)	(2,322,833)	(2,731,100)

Net increase (decrease) in shares outstanding	(5,177,878)	2,861,297	443,227	9,619,637
Beginning of period	23,317,392	20,456,095	24,821,337	15,201,700

End of period	18,139,514	23,317,392	25,264,564	24,821,337

SC BlackRock Inflation Protected Bond Fund ($)
Net proceeds from sales	$4,346,991	$50,902,272	$29,866,260	$125,017,880
Net proceeds on reinvestment of distributions	1,549,877	12,546,138	1,947,263	11,353,131
Shares redeemed	(65,825,502)	(33,047,091)	(27,042,425)	(30,491,309)

Net increase (decrease) in net assets	$(59,928,634)	$30,401,319	$4,771,098	$105,879,702

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

	Initial Class Shares		Service Class Shares
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
SC Goldman Sachs Short Duration Fund (shares)
Shares sold	17,651,974	15,908,758	1,636,621	5,888,081
Shares issued as reinvestment of distributions	653,104	1,731,925	92,779	269,033
Shares redeemed	(8,924,525)	(17,444,173)	(1,652,979)	(1,885,476)

Net increase (decrease) in shares outstanding	9,380,553	196,510	76,421	4,271,638
Beginning of period	97,608,498	97,411,988	18,802,326	14,530,688

End of period	106,989,051	97,608,498	18,878,747	18,802,326

SC Goldman Sachs Short Duration Fund ($)
Net proceeds from sales	$180,585,661	$163,435,943	$16,730,095	$60,641,378
Net proceeds on reinvestment of distributions	6,681,027	17,792,879	948,565	2,760,453
Shares redeemed	(91,215,168)	(179,650,509)	(16,892,550)	(19,398,543)

Net increase (decrease) in net assets	$96,051,520	$1,578,313	$786,110	$44,003,288

SC PIMCO High Yield Fund (shares)
Shares sold	399,276	2,594,656	377,360	829,386
Shares issued as reinvestment of distributions	455,346	1,505,437	104,342	330,542
Shares redeemed	(859,291)	(4,092,272)	(478,795)	(1,103,732)

Net increase (decrease) in shares outstanding	(4,669)	7,821	2,907	56,196
Beginning of period	14,284,143	14,276,322	3,334,350	3,278,154

End of period	14,279,474	14,284,143	3,337,257	3,334,350

SC PIMCO High Yield Fund ($)
Net proceeds from sales	$3,807,265	$25,669,951	$3,574,743	$7,977,386
Net proceeds on reinvestment of distributions	4,348,755	14,302,880	996,505	3,134,275
Shares redeemed	(8,173,476)	(38,937,056)	(4,528,678)	(10,510,062)

Net increase (decrease) in net assets	$(17,456)	$1,035,775	$42,570	$601,599

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

	Initial Class Shares		Service Class Shares
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
SC PIMCO Total Return Fund (shares)
Shares sold	582,326	7,850,320	5,102,523	20,285,661
Shares issued as reinvestment of distributions	443,296	1,470,355	871,626	2,734,042
Shares redeemed	(5,369,001)	(1,147,012)	(4,065,274)	(2,846,857)

Net increase (decrease) in shares outstanding	(4,343,379)	8,173,663	1,908,875	20,172,846
Beginning of period	31,765,750	23,592,087	61,917,358	41,744,512

End of period	27,422,371	31,765,750	63,826,233	61,917,358

SC PIMCO Total Return Fund ($)
Net proceeds from sales	$6,700,006	$90,554,042	$58,929,490	$234,551,155
Net proceeds on reinvestment of distributions	5,165,346	16,870,523	10,159,396	31,348,295
Shares redeemed	(62,544,808)	(13,441,861)	(47,546,136)	(32,670,793)

Net increase (decrease) in net assets	$(50,679,456)	$93,982,704	$21,542,750	$233,228,657

SC Ibbotson Balanced Fund (shares)
Shares sold	35,884	154,218	3,161,403	37,829,990
Shares issued as reinvestment of distributions	—	11,049	—	6,858,700
Shares redeemed	(15,157)	(30,117)	(3,497,559)	(1,905,774)

Net increase (decrease) in shares outstanding	20,727	135,150	(336,156)	42,782,916
Beginning of period	271,545	136,395	159,704,843	116,921,927

End of period	292,272	271,545	159,368,687	159,704,843

SC Ibbotson Balanced Fund ($)
Net proceeds from sales	$429,115	$1,894,501	$38,323,447	$469,165,299
Net proceeds on reinvestment of distributions	—	125,848	—	78,052,004
Shares redeemed	(183,215)	(372,552)	(42,355,616)	(22,486,006)

Net increase (decrease) in net assets	$245,900	$1,647,797	$(4,032,169)	$524,731,297

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

	Initial Class Shares		Service Class Shares
	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
SC Ibbotson Conservative Fund (shares)
Shares sold	41,480	72,367	1,259,738	18,518,405
Shares issued as reinvestment of distributions	—	17,084	—	2,665,459
Shares redeemed	(57,805)	(37,926)	(3,837,279)	(2,994,860)

Net increase (decrease) in shares outstanding	(16,325)	51,525	(2,577,541)	18,189,004
Beginning of period	480,101	428,576	82,389,947	64,200,943

End of period	463,776	480,101	79,812,406	82,389,947

SC Ibbotson Conservative Fund ($)
Net proceeds from sales	$495,559	$852,853	$14,840,299	$218,300,396
Net proceeds on reinvestment of distributions	—	192,533	—	30,039,728
Shares redeemed	(690,945)	(454,244)	(45,789,840)	(35,301,578)

Net increase (decrease) in net assets	$(195,386)	$591,142	$(30,949,541)	$213,038,546

SC Ibbotson Growth Fund (shares)
Shares sold	61,841	69,640	685,836	2,819,137
Shares issued as reinvestment of distributions	—	20,101	—	5,542,817
Shares redeemed	(9,511)	(19,050)	(3,058,793)	(4,545,696)

Net increase (decrease) in shares outstanding	52,330	70,691	(2,372,957)	3,816,258
Beginning of period	200,283	129,592	51,044,017	47,227,759

End of period	252,613	200,283	48,671,060	51,044,017

SC Ibbotson Growth Fund ($)
Net proceeds from sales	$694,480	$833,315	$7,671,784	$35,152,154
Net proceeds on reinvestment of distributions	—	210,455	—	58,033,291
Shares redeemed	(107,806)	(222,662)	(34,757,421)	(54,921,078)

Net increase (decrease) in net assets	$586,674	$821,108	$(27,085,637)	$38,264,367

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

11. FEDERAL INCOME TAX INFORMATION

Each Fund is treated as a separate entity for Federal tax purposes. Each Fund intends to elect or has elected to be treated and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended (“the Code”). By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute all of their taxable income, including realized capital gains, for the fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds will not be subject to a Federal excise tax. As a result, no provision for income taxes is required.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by each Fund. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. The statute of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. Effective for taxable years beginning after December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) changed the capital loss carryforward rules. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At December 31, 2011, the following Funds had post-enactment accumulated capital loss carryovers which can be used to offset certain future realized capital gains.

Fund	Short-Term Capital Gains	Long-Term Capital Gains
AllianceBernstein International Value Fund	$1,533,751	$864,230
BlackRock International Index Fund	—	63,690
BlackRock Large Cap Index Fund	102,763	295,624
Ibbotson Tactical Opportunities Fund	23,232,439	—
Goldman Sachs Short Duration Fund	346,726	3,712,339

At December 31, 2011, the following Fund had pre-enactment accumulated capital loss carryover, subject to the eight-year carryforward period and possible expiration:

Fund	Expires December 31, 2017
Global Real Estate Fund	$70,100,734

The Investment Grade Bond Fund, Money Market Fund, BlackRock Inflation Protected Bond Fund, Goldman Sachs Short Duration Fund, PIMCO High Yield Fund and PIMCO Total Return Fund declare dividends from net investment income, if any, daily and pay dividends monthly. Each of the remaining Funds in the Trust declare and pay dividends from net investment income, if any, at least annually. Each Fund distributes its net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

The identified cost of investments owned by each Fund for federal income tax purposes was the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at June 30, 2012 were as follows:

Fund	Identified Cost	Gross Unrealized		Net Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
AllianceBernstein International Value Fund	$87,812,150	$4,585,809	$(9,087,479)	$(4,501,670)
BlackRock International Index Fund	96,457,408	4,030,435	(11,072,903)	(7,042,468)
BlackRock Large Cap Index Fund	141,441,162	23,626,664	(7,034,269)	16,592,395
BlackRock Small Cap Index Fund	181,213,989	24,154,785	(17,733,636)	6,421,149
Goldman Sachs Mid Cap Value Fund	210,151,683	29,228,814	(3,968,025)	25,260,789
Columbia Small Cap Value Fund	55,135,068	4,797,496	(4,478,353)	319,143
Davis Venture Value Fund	323,060,030	73,668,933	(18,071,629)	55,597,304
Invesco Small Cap Growth Fund	36,455,028	7,615,668	(2,208,199)	5,407,469
Lord Abbett Growth & Income Fund	407,765,264	38,810,283	(9,865,753)	28,944,530
WMC Blue Chip Mid Cap Fund	164,178,775	23,584,317	(9,497,677)	14,086,640
WMC Large Cap Growth Fund	159,302,079	27,760,809	(5,715,289)	22,045,520
Global Real Estate Fund	174,732,066	38,210,043	(5,519,424)	32,690,619
Ibbotson Tactical Opportunities Fund	597,739,326	10,904,488	(8,545,208)	2,359,280
Investment Grade Bond Fund	540,251,993	11,741,036	(1,435,904)	10,305,132
Money Market Fund	188,769,320	—	—	—
BlackRock Inflation Protected Bond Fund	500,412,986	5,494,587	(1,835,973)	3,658,614
Goldman Sachs Short Duration Fund	1,604,610,585	14,721,327	(1,143,893)	13,577,434
PIMCO High Yield Fund	160,139,142	10,217,023	(3,220,306)	6,996,717
PIMCO Total Return Fund	1,213,039,585	42,311,223	(12,259,195)	30,052,028
Ibbotson Balanced Fund	1,901,981,099	57,994,434	(20,982,440)	37,011,994
Ibbotson Conservative Fund	928,077,457	38,521,637	(6,595,019)	31,926,618
Ibbotson Growth Fund	533,291,306	25,914,011	(5,824,601)	20,089,410

12. INDEMNIFICATION

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Each Trustee has entered into a written indemnification agreement with the Trust. This agreement provides that the Trust will indemnify each of the Trustees to the fullest extent permitted by law for all liabilities, costs, expenses and damages relating to, incurred, or resulting from their service as Trustees of the Trust. This agreement is intended to supplement and clarify the indemnification provisions of the Trust’s Declaration of Trust. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

13. EVALUATION OF SUBSEQUENT EVENTS

On August 13-14, 2012, the Board of Trustees of the Trust approved, and recommended that shareholders approve, a number of proposals with respect to the Trust. The proposals are part of a transition and integration plan (the “Plan”) whereby management of the Funds would be transferred to Massachusetts Financial Services Company (“MFS”), an affiliate of Sun Capital Advisers LLC (“Sun Capital”), and the Trust would be integrated into the MFS family of variable insurance funds. It is currently anticipated that the implementation of the Plan would be completed by early December of 2012, subject to approval by shareholders.

NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)	Sun Capital Advisers Trust

Pursuant to key elements of this Plan, it is proposed that:

(i)	the current trustees of the MFS Funds be elected to the Board in place of the current members of the Trust’s Board (All Funds);

(ii)	each Fund of the Trust enter into an investment advisory agreement with MFS and terminate its agreement with Sun Capital and, if applicable, its subadviser (All Funds, other than SC Ibbotson Tactical Opportunities Fund);

(iii)	certain Funds be combined and merged into the corresponding variable insurance funds advised by MFS (SC WMC Large Cap Growth Fund, SC Davis Venture Value Fund, SC WMC Blue Chip Mid Cap Fund, SC Invesco Small Cap Growth Fund, Sun Capital Investment Grade Bond Fund, SC PIMCO Total Return Fund, SC Lord Abbett Growth & Income Fund, and SC PIMCO High Yield Fund); and

(iv)	certain Funds of the Trust be liquidated and the liquidation proceeds be distributed to the Fund’s shareholders (Sun Capital Money Market Fund, SC AllianceBernstein International Value Fund, SC BlackRock International Index Fund, and SC BlackRock Large Cap Index Fund).

If the proposal described in (ii) above is approved, certain Funds (Sun Capital Global Real Estate Fund, SC BlackRock Inflation Protected Bond Fund, SC BlackRock Small Cap Index Fund, SC Columbia Small Cap Value Fund, SC Goldman Sachs Mid Cap Value Fund, SC Goldman Sachs Short Duration Fund, SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund, and SC Ibbotson Growth Fund) will be transitioned to become MFS Funds.

The SC Ibbotson Tactical Opportunities Fund (the “Tactical Fund”) will liquidate on its own without a shareholder meeting. The only shareholders of the Tactical Fund are SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund. As part of the Plan, these three Funds will withdraw all of their investments in the Tactical Fund.

In connection with the Plan it is expected that MFS would manage the Funds without the involvement of subadvisers. It is also expected that the officers of the MFS Funds would replace the Trust’s current officers, all of whom are affiliated with Sun Capital. It is also expected that the name of (i) the Trust would be changed to “MFS Variable Insurance Trust III,” and (ii) each Fund would be changed to reflect the MFS name and the relevant MFS strategy applicable to the Fund.

OTHER INFORMATION (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES AND VOTING RECORDS

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (800) 432-1102 x 3330 and (ii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov.

QUARTERLY FILING OF PORTFOLIO HOLDINGS

The Funds file their complete schedule of investments with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q filings are available (i) on the SEC’s website at www.sec.gov; and (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Sun Capital Advisers Trust

TRUSTEES AND OFFICERS

Michael P. Castellano, Trustee

Dawn-Marie Driscoll, Trustee

Keith R. Fox, Trustee

Carol A. Kosel, Trustee

William N. Searcy, Jr., Chairman, Trustee

Scott M. Davis, Trustee

John T. Donnelly, President, Chief Executive Officer and Trustee

Lena Metelitsa, Chief Financial Officer and Treasurer

Maura A. Murphy, Secretary and Chief Legal Officer

Andrew S. Harris, Chief Compliance Officer

INVESTMENT ADVISER

Sun Capital Advisers LLC

One Sun Life Executive Park

Wellesley Hills, MA 02481

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116

ADMINISTRATOR, CUSTODIAN, TRANSFER AGENT

State Street Bank & Trust Company

One Lincoln Street

Boston, MA 02111

LEGAL COUNSEL

Dechert LLP

200 Clarendon Street

Boston, MA 02116

This report must be preceded or accompanied by a prospectus for Sun Capital Advisers Trust which includes more information about charges and expenses. Please read the prospectus carefully before you invest or send money.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

Included in stockholder report filed under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented since the registrant’s most recent disclosure to this Item.

Item 11.	Controls and Procedures.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have been no significant changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1)	Not applicable to semi-annual report.

(a) (2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(a) (3)	A combined certification by the principal executive and principal financial officers of the registrant as required by Rule 30a-2(b), under the Investment Company Act of 1940, as amended, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SUN CAPITAL ADVISERS TRUST

By (Signature and Title)*	/s/ JOHN T. DONNELLY
John T. Donnelly, President

Date: August 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JOHN T. DONNELLY
John T. Donnelly, President
(Chief Executive Officer)

Date: August 22, 2012

By (Signature and Title)*	/s/ LENA METELITSA
Lena Metelitsa, Treasurer
(Chief Financial Officer)

Date: August 22, 2012

*	Print name and title of each signing officer under his or her signature.